EMPOWER FUNDS, INC.
 ("Empower Funds")
Empower Bond Index Fund	Empower Core Bond Fund
Institutional Class Ticker / MXCOX	Institutional Class Ticker / MXIUX
Investor Class Ticker / MXBIX	Investor Class Ticker / MXFDX
Empower Global Bond Fund	Empower High Yield Bond Fund
Institutional Class Ticker / MXZMX	Institutional Class Ticker / MXFRX
Investor Class Ticker / MXGBX	Investor Class Ticker / MXHYX
Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
Institutional Class Ticker / MXIOX	Institutional Class Ticker / MXUGX
Investor Class Ticker / MXIHX	Investor Class Ticker / MXLMX
Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
Institutional Class Ticker / MXXJX	Institutional Class Ticker / MXDQX
Investor Class Ticker / MXSDX	Investor Class Ticker / MXGMX
(the "Fund(s)")
Quarterly Holdings Report

September 30, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.26%
$ 1,000,000	BA Credit Card Trust Series 2022-A2 Class A2 5.00%, 04/15/2028	1,000,928
	Capital One Multi-Asset Execution Trust
	Series 2019-A3 Class A3
500,000	2.06%, 08/15/2028	492,276
	Series 2021-A2 Class A2
1,000,000	1.39%, 07/15/2030	934,103
2,000,000	CNH Equipment Trust Series 2022-B Class A4 3.91%, 03/15/2028	1,997,028
1,100,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	1,101,200
1,100,000	Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A 4.06%, 11/15/2030	1,100,145
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A4 3.71%, 12/16/2027	997,952
1,200,000	Nissan Auto Receivables Owner Trust Series 2022-B Class A4 4.45%, 11/15/2029	1,206,060
1,100,000	Toyota Auto Receivables Owner Trust Series 2022-B Class A4 3.11%, 08/16/2027	1,095,117
1,858,000	World Omni Auto Receivables Trust Series 2024-A Class A3 4.86%, 03/15/2029	1,869,236
TOTAL ASSET-BACKED SECURITIES — 0.26% (Cost $11,696,153)		$11,794,045
CORPORATE BONDS AND NOTES
Basic Materials — 0.55%
1,000,000	Air Products & Chemicals Inc 4.80%, 03/03/2033	1,019,992
1,000,000	Albemarle Corp(a) 5.05%, 06/01/2032	987,268
	BHP Billiton Finance USA Ltd
1,000,000	5.30%, 02/21/2035	1,040,564
1,000,000	5.00%, 09/30/2043	964,097
1,000,000	Cabot Corp 5.00%, 06/30/2032	1,011,702
	CF Industries Inc
175,000	5.15%, 03/15/2034	176,602
1,000,000	4.95%, 06/01/2043	919,854
	Dow Chemical Co
2,000,000	4.80%, 01/15/2031	1,991,612
1,300,000	3.60%, 11/15/2050	880,613
Principal Amount		Fair Value
Basic Materials — (continued)
$ 900,000	Eastman Chemical Co 4.65%, 10/15/2044	$ 768,548
	Ecolab Inc
500,000	4.30%, 06/15/2028	503,986
1,000,000	2.70%, 12/15/2051	630,596
2,000,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	1,980,565
1,000,000	LYB International Finance BV 5.25%, 07/15/2043	896,325
250,000	Mosaic Co 5.45%, 11/15/2033	257,996
1,200,000	Newmont Corp / Newcrest Finance Pty Ltd 5.35%, 03/15/2034	1,251,644
1,000,000	Nucor Corp 4.65%, 06/01/2030	1,015,516
	Nutrien Ltd
1,000,000	4.90%, 03/27/2028	1,017,321
1,000,000	4.13%, 03/15/2035	925,959
	Rio Tinto Finance USA PLC
1,055,000	4.88%, 03/14/2030	1,081,118
1,000,000	5.00%, 03/09/2033	1,028,724
1,000,000	5.25%, 03/14/2035	1,030,480
1,400,000	Sherwin-Williams Co 4.80%, 09/01/2031	1,429,353
500,000	Southern Copper Corp 5.25%, 11/08/2042	483,415
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	962,917
1,175,000	Westlake Corp 3.13%, 08/15/2051	728,576
		24,985,343
Communications — 1.78%
1,000,000	Alibaba Group Holding Ltd(a)(b) 4.88%, 05/26/2030	1,031,185
	Alphabet Inc
175,000	1.90%, 08/15/2040	119,584
800,000	5.25%, 05/15/2055	801,744
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,978,224
1,675,000	2.10%, 05/12/2031	1,506,930
2,500,000	2.50%, 06/03/2050	1,544,415
1,675,000	3.10%, 05/12/2051	1,165,280
175,000	3.25%, 05/12/2061	117,054
750,000	America Movil SAB de CV 2.88%, 05/07/2030	701,233
	AppLovin Corp
365,000	5.38%, 12/01/2031	377,584
105,000	5.95%, 12/01/2054	106,371
	AT&T Inc
175,000	2.30%, 06/01/2027	169,829
1,800,000	4.30%, 02/15/2030	1,803,920
2,000,000	2.75%, 06/01/2031	1,833,030
1,600,000	2.55%, 12/01/2033	1,362,415
500,000	5.40%, 02/15/2034	519,673
175,000	4.50%, 05/15/2035	169,091
800,000	4.35%, 06/15/2045	675,921

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 1,500,000	4.50%, 03/09/2048	$ 1,271,445
3,222,000	3.30%, 02/01/2052	2,160,347
2,134,000	3.50%, 09/15/2053	1,476,094
	Charter Communications Operating LLC / Charter Communications Operating Capital
800,000	6.10%, 06/01/2029	839,515
800,000	6.55%, 06/01/2034	852,573
515,000	5.85%, 12/01/2035	519,919
1,800,000	3.50%, 03/01/2042	1,296,443
3,000,000	5.38%, 05/01/2047	2,593,001
	Cisco Systems Inc
1,000,000	4.55%, 02/24/2028	1,015,376
1,600,000	4.95%, 02/26/2031	1,655,871
1,000,000	5.10%, 02/24/2035	1,034,230
600,000	5.30%, 02/26/2054	592,257
	Comcast Corp
1,000,000	5.10%, 06/01/2029	1,033,848
2,000,000	1.95%, 01/15/2031	1,776,469
2,000,000	4.80%, 05/15/2033(a)	2,020,264
4,500,000	3.40%, 07/15/2046	3,257,113
175,000	2.80%, 01/15/2051	106,836
1,586,000	2.89%, 11/01/2051	976,930
1,388,000	2.94%, 11/01/2056	823,653
175,000	2.99%, 11/01/2063	99,928
400,000	5.50%, 05/15/2064	376,994
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	754,374
1,000,000	eBay Inc 2.60%, 05/10/2031	909,991
500,000	Fox Corp 5.48%, 01/25/2039	501,903
300,000	Grupo Televisa SAB 5.00%, 05/13/2045	208,737
	Meta Platforms Inc
1,000,000	4.30%, 08/15/2029	1,012,717
1,000,000	4.75%, 08/15/2034	1,013,029
500,000	4.45%, 08/15/2052	429,337
1,200,000	5.40%, 08/15/2054	1,185,578
200,000	5.55%, 08/15/2064	198,530
	Motorola Solutions Inc
900,000	2.75%, 05/24/2031	821,572
485,000	5.20%, 08/15/2032	499,839
800,000	5.40%, 04/15/2034	829,238
	Netflix Inc
1,000,000	4.88%, 06/15/2030(b)	1,027,846
225,000	4.90%, 08/15/2034	232,099
1,200,000	Omnicom Group Inc(a) 2.45%, 04/30/2030	1,101,945
	Paramount Global
1,000,000	4.20%, 05/19/2032	931,577
800,000	4.95%, 05/19/2050	636,017
	Rogers Communications Inc
1,000,000	5.30%, 02/15/2034	1,014,485
1,700,000	4.50%, 03/15/2042	1,480,009
1,175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	1,056,190
Principal Amount		Fair Value
Communications — (continued)
$ 750,000	Time Warner Cable LLC 4.50%, 09/15/2042	$ 602,608
	T-Mobile USA Inc
1,000,000	4.80%, 07/15/2028	1,018,214
1,600,000	3.88%, 04/15/2030	1,568,942
900,000	5.20%, 01/15/2033	928,673
2,500,000	4.38%, 04/15/2040	2,257,348
1,675,000	3.40%, 10/15/2052	1,147,709
800,000	5.88%, 11/15/2055	817,171
175,000	3.60%, 11/15/2060	118,878
1,500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	1,310,000
800,000	Uber Technologies Inc 4.80%, 09/15/2034	801,502
	Verizon Communications Inc
1,110,000	2.10%, 03/22/2028	1,058,765
1,000,000	1.75%, 01/20/2031	874,872
1,675,000	2.55%, 03/21/2031	1,522,927
3,500,000	2.85%, 09/03/2041	2,549,378
1,250,000	3.85%, 11/01/2042	1,014,208
1,175,000	3.55%, 03/22/2051	861,510
1,675,000	2.99%, 10/30/2056	1,032,789
175,000	3.70%, 03/22/2061	123,269
500,000	Vodafone Group PLC 5.00%, 05/30/2038	492,775
	Walt Disney Co
2,500,000	2.20%, 01/13/2028	2,412,379
1,500,000	2.65%, 01/13/2031	1,395,580
		81,517,099
Consumer, Cyclical — 1.48%
	American Honda Finance Corp
1,200,000	4.55%, 03/03/2028	1,210,907
1,000,000	4.90%, 03/13/2029	1,020,961
1,500,000	5.15%, 07/09/2032	1,536,928
1,000,000	Aptiv Swiss Holdings Ltd 3.10%, 12/01/2051	634,744
175,000	AutoNation Inc 2.40%, 08/01/2031	152,803
500,000	AutoZone Inc(a) 5.40%, 07/15/2034	518,560
175,000	Brunswick Corp 2.40%, 08/18/2031	152,154
1,500,000	Costco Wholesale Corp 1.75%, 04/20/2032	1,298,339
1,000,000	Cummins Inc 5.15%, 02/20/2034	1,034,955
600,000	Delta Air Lines Inc 4.95%, 07/10/2028	607,282
	Dollar General Corp
1,000,000	5.20%, 07/05/2028	1,023,341
500,000	3.50%, 04/03/2030	480,220
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	891,531
	DR Horton Inc
1,000,000	1.40%, 10/15/2027	948,732
850,000	5.50%, 10/15/2035	881,279

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 2,000,000	Ford Motor Co(a) 6.10%, 08/19/2032	$ 2,048,736
	Ford Motor Credit Co LLC
1,000,000	5.80%, 03/05/2027	1,010,116
1,900,000	5.85%, 05/17/2027	1,923,489
1,600,000	6.13%, 03/08/2034	1,607,957
	General Motors Co
400,000	6.25%, 10/02/2043	406,772
1,500,000	5.20%, 04/01/2045	1,351,252
	General Motors Financial Co Inc
2,000,000	2.70%, 08/20/2027	1,944,069
1,000,000	5.05%, 04/04/2028	1,016,076
1,000,000	4.90%, 10/06/2029	1,011,560
1,000,000	5.75%, 02/08/2031	1,041,844
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	1,000,682
1,500,000	1.88%, 09/15/2031	1,310,451
1,000,000	4.50%, 09/15/2032	1,015,411
1,000,000	4.95%, 06/25/2034	1,023,976
1,300,000	4.88%, 02/15/2044	1,233,585
1,500,000	3.63%, 04/15/2052	1,123,781
	Hyatt Hotels Corp
360,000	5.25%, 06/30/2029	369,222
800,000	5.75%, 03/30/2032	834,336
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,965,464
1,200,000	5.00%, 04/15/2033	1,227,858
1,000,000	4.85%, 10/15/2035	991,726
1,000,000	2.80%, 09/15/2041	724,073
1,000,000	4.45%, 04/01/2062	798,300
	Marriott International Inc
1,000,000	4.50%, 10/15/2031	995,626
1,400,000	5.50%, 04/15/2037	1,430,714
	McDonald's Corp
1,000,000	5.00%, 05/17/2029	1,029,535
1,500,000	4.95%, 03/03/2035	1,519,737
1,000,000	5.15%, 09/09/2052	946,075
500,000	Mercedes-Benz Finance North America LLC(b) 5.10%, 08/03/2028	513,099
1,000,000	Nike Inc 2.85%, 03/27/2030	949,811
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	1,008,452
600,000	PACCAR Financial Corp 4.45%, 08/06/2027	606,886
1,000,000	PVH Corp 5.50%, 06/13/2030	1,018,659
205,000	Royal Caribbean Cruises Ltd 5.38%, 01/15/2036	206,196
	Starbucks Corp
1,500,000	2.25%, 03/12/2030	1,377,022
700,000	5.00%, 02/15/2034	714,601
600,000	4.45%, 08/15/2049	505,356
	Tapestry Inc
370,000	5.10%, 03/11/2030	378,416
225,000	5.50%, 03/11/2035	229,835
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Target Corp
$ 525,000	4.35%, 06/15/2028	$ 530,221
1,500,000	3.38%, 04/15/2029	1,469,274
1,000,000	2.95%, 01/15/2052	657,235
1,000,000	TJX Cos Inc 1.15%, 05/15/2028	931,468
	Toyota Motor Credit Corp
2,200,000	4.50%, 05/14/2027	2,219,856
1,000,000	4.45%, 06/29/2029	1,012,292
1,000,000	4.80%, 05/15/2030	1,024,153
1,500,000	4.65%, 09/03/2032	1,510,218
932,971	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	964,852
	Walmart Inc
1,500,000	1.50%, 09/22/2028	1,405,366
1,000,000	4.10%, 04/15/2033	993,006
260,000	4.90%, 04/28/2035	267,452
1,200,000	4.05%, 06/29/2048	1,011,480
600,000	WW Grainger Inc 4.45%, 09/15/2034	592,925
		67,393,290
Consumer, Non-Cyclical — 4.15%
2,500,000	Abbott Laboratories(a) 1.40%, 06/30/2030	2,223,639
	AbbVie Inc
1,000,000	2.95%, 11/21/2026	988,520
1,200,000	4.80%, 03/15/2027	1,213,626
1,500,000	4.88%, 03/15/2030	1,544,041
2,500,000	4.50%, 05/14/2035	2,453,250
2,000,000	4.88%, 11/14/2048	1,854,861
1,175,000	4.25%, 11/21/2049	989,915
500,000	Aetna Inc 3.88%, 08/15/2047	375,742
1,500,000	Altria Group Inc 3.70%, 02/04/2051	1,080,882
	Amgen Inc
1,800,000	5.15%, 03/02/2028	1,842,021
175,000	1.65%, 08/15/2028	163,619
600,000	2.00%, 01/15/2032	520,816
3,400,000	2.80%, 08/15/2041	2,500,965
1,675,000	3.00%, 01/15/2052	1,100,521
1,892,000	2.77%, 09/01/2053	1,147,868
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4,100,000	4.70%, 02/01/2036	4,047,940
2,000,000	4.90%, 02/01/2046	1,873,660
1,200,000	Anheuser-Busch InBev Worldwide Inc 4.44%, 10/06/2048	1,042,847
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	913,299
1,000,000	Astrazeneca Finance LLC 4.88%, 03/03/2028	1,021,910
	AstraZeneca PLC
1,500,000	1.38%, 08/06/2030	1,320,502

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	4.00%, 09/18/2042	$ 869,445
600,000	Automatic Data Processing Inc 4.75%, 05/08/2032	614,372
	BAT Capital Corp
1,000,000	4.91%, 04/02/2030	1,019,404
1,000,000	4.74%, 03/16/2032	1,005,353
1,500,000	5.65%, 03/16/2052	1,435,069
	Baxter International Inc
1,000,000	2.54%, 02/01/2032	876,692
1,000,000	3.13%, 12/01/2051	638,234
	Becton Dickinson & Co
500,000	3.70%, 06/06/2027	496,626
1,000,000	4.30%, 08/22/2032	984,465
500,000	4.67%, 06/06/2047	441,794
2,000,000	Biogen Inc 3.15%, 05/01/2050	1,300,566
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	935,424
	Bristol-Myers Squibb Co
1,000,000	1.13%, 11/13/2027	946,021
1,500,000	1.45%, 11/13/2030	1,314,347
1,000,000	4.13%, 06/15/2039	905,924
500,000	5.50%, 02/22/2044	505,399
1,500,000	4.35%, 11/15/2047	1,278,814
1,200,000	5.55%, 02/22/2054	1,195,992
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	458,405
	Campbell's Co
500,000	2.38%, 04/24/2030	456,844
300,000	5.40%, 03/21/2034	307,360
500,000	4.75%, 03/23/2035	484,890
1,000,000	Cardinal Health Inc 4.37%, 06/15/2047	833,041
	Cencora Inc
500,000	2.80%, 05/15/2030	468,263
800,000	5.15%, 02/15/2035	816,986
2,500,000	Centene Corp 2.50%, 03/01/2031	2,153,535
	Cigna Group
500,000	2.40%, 03/15/2030	461,502
1,000,000	5.13%, 05/15/2031	1,034,802
750,000	4.80%, 08/15/2038	715,680
175,000	4.90%, 12/15/2048	157,096
1,000,000	5.60%, 02/15/2054	983,356
1,000,000	Cintas Corp No 2 4.00%, 05/01/2032	977,720
	Coca-Cola Co
1,500,000	2.00%, 03/05/2031	1,347,790
1,400,000	5.20%, 01/14/2055	1,371,481
1,000,000	Colgate-Palmolive Co 3.25%, 08/15/2032	937,873
500,000	Conagra Brands Inc 5.30%, 10/01/2026	505,086
1,000,000	Constellation Brands Inc 4.75%, 05/09/2032	1,005,367
1,000,000	CSL Finance PLC(b) 4.63%, 04/27/2042	912,178
	CVS Health Corp
750,000	1.30%, 08/21/2027	710,527
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	5.13%, 02/21/2030	$ 1,025,084
1,175,000	2.13%, 09/15/2031	1,019,915
1,000,000	5.00%, 09/15/2032	1,012,237
2,200,000	4.78%, 03/25/2038	2,061,922
1,600,000	5.13%, 07/20/2045	1,452,423
1,000,000	6.05%, 06/01/2054	1,011,536
813,980	CVS Pass Through Trust 6.04%, 12/10/2028	830,896
1,000,000	Danaher Corp 2.80%, 12/10/2051	643,279
1,000,000	Diageo Capital PLC 5.50%, 01/24/2033	1,053,565
	Elevance Health Inc
1,000,000	2.88%, 09/15/2029	949,651
1,000,000	2.25%, 05/15/2030	912,755
800,000	5.20%, 02/15/2035	815,346
500,000	4.63%, 05/15/2042	450,794
500,000	6.10%, 10/15/2052	520,034
	Eli Lilly & Co
1,190,000	4.75%, 02/12/2030	1,220,627
1,000,000	4.70%, 02/27/2033	1,020,271
1,000,000	5.10%, 02/12/2035	1,034,472
1,000,000	2.25%, 05/15/2050	582,303
600,000	4.88%, 02/27/2053	559,569
1,000,000	5.55%, 10/15/2055	1,028,757
800,000	5.60%, 02/12/2065	819,092
245,000	5.65%, 10/15/2065	252,972
	Equifax Inc
500,000	5.10%, 06/01/2028	511,150
175,000	2.35%, 09/15/2031	154,715
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	930,420
	GE HealthCare Technologies Inc
1,000,000	5.65%, 11/15/2027	1,030,643
1,000,000	5.91%, 11/22/2032	1,076,013
	General Mills Inc
1,000,000	4.20%, 04/17/2028	1,001,905
1,000,000	5.25%, 01/30/2035	1,018,174
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	948,391
2,175,000	2.60%, 10/01/2040	1,596,887
500,000	5.55%, 10/15/2053	504,711
1,200,000	GlaxoSmithKline Capital Inc 4.88%, 04/15/2035	1,209,870
	Global Payments Inc
1,100,000	5.40%, 08/15/2032	1,125,505
500,000	4.15%, 08/15/2049	379,900
1,000,000	Haleon US Capital LLC 3.63%, 03/24/2032	947,641
	HCA Inc
2,000,000	4.13%, 06/15/2029	1,982,666
1,000,000	2.38%, 07/15/2031	887,125
1,000,000	5.50%, 06/01/2033	1,038,939
675,000	3.50%, 07/15/2051	461,778
500,000	5.95%, 09/15/2054	498,904
1,200,000	Hormel Foods Corp 4.80%, 03/30/2027	1,213,483

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Humana Inc
$ 800,000	3.95%, 03/15/2027	$ 797,374
800,000	5.75%, 04/15/2054	763,592
1,000,000	IQVIA Inc 6.25%, 02/01/2029	1,052,635
303,000	J M Smucker Co 2.13%, 03/15/2032	260,586
1,500,000	JBS USA Holding Lux SARL / JBS USA Foods Group Holdings Inc / JBS USA Food Co(b) 5.50%, 01/15/2036	1,531,815
1,000,000	JBS USA Holding Lux SARL/ JBS USA Food Co/ JBS Lux Co SARL 5.75%, 04/01/2033	1,044,330
770,000	JBS USA Lux SARL / JBS USA Food Co / JBS USA Foods Group(b) 5.95%, 04/20/2035	808,887
	Johnson & Johnson
1,000,000	4.55%, 03/01/2028(a)	1,019,795
800,000	4.90%, 06/01/2031	833,931
3,000,000	3.40%, 01/15/2038	2,639,881
1,000,000	Kellanova 5.25%, 03/01/2033	1,036,548
	Kenvue Inc
930,000	4.85%, 05/22/2032	943,426
1,000,000	5.10%, 03/22/2043	964,614
	Keurig Dr Pepper Inc
500,000	4.60%, 05/25/2028	502,865
900,000	5.30%, 03/15/2034	910,024
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	948,723
	Kraft Heinz Foods Co
2,000,000	3.75%, 04/01/2030	1,939,726
1,200,000	4.88%, 10/01/2049	1,049,765
	Kroger Co
1,000,000	5.00%, 09/15/2034	1,008,490
400,000	5.50%, 09/15/2054	389,864
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	991,587
1,000,000	Massachusetts Institute of Technology 5.62%, 06/01/2055	1,050,468
	McCormick & Co Inc
1,000,000	4.95%, 04/15/2033	1,019,679
600,000	4.70%, 10/15/2034	588,181
800,000	McKesson Corp 4.95%, 05/30/2032	819,188
1,000,000	Medtronic Global Holdings SCA 4.50%, 03/30/2033	1,000,663
	Merck & Co Inc
500,000	1.45%, 06/24/2030	442,982
2,000,000	2.15%, 12/10/2031	1,766,855
1,000,000	4.90%, 05/17/2044	947,883
800,000	5.00%, 05/17/2053	751,731
1,500,000	Mondelez International Inc 2.75%, 04/13/2030	1,406,440
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 600,000	Moody's Corp 5.00%, 08/05/2034	$ 611,940
	Novartis Capital Corp
1,000,000	3.80%, 09/18/2029	995,471
500,000	4.20%, 09/18/2034	488,931
500,000	4.70%, 09/18/2054	456,382
1,500,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,430,041
	PepsiCo Inc
1,000,000	4.45%, 02/07/2028	1,013,906
2,000,000	4.65%, 07/23/2032	2,029,513
2,500,000	3.45%, 10/06/2046	1,912,327
	Pfizer Inc
1,175,000	1.75%, 08/18/2031	1,029,534
1,500,000	4.00%, 12/15/2036	1,400,170
3,000,000	2.55%, 05/28/2040	2,204,390
	Pfizer Investment Enterprises Pte Ltd
1,000,000	4.45%, 05/19/2028	1,011,400
1,000,000	4.75%, 05/19/2033	1,010,252
600,000	5.30%, 05/19/2053	579,832
	Philip Morris International Inc
770,000	4.38%, 11/01/2027	775,702
1,600,000	2.10%, 05/01/2030	1,458,087
1,600,000	4.75%, 11/01/2031	1,627,426
1,000,000	5.25%, 02/13/2034	1,032,590
	Procter & Gamble Co
2,000,000	1.20%, 10/29/2030	1,750,316
800,000	4.55%, 10/24/2034	809,205
1,000,000	Quest Diagnostics Inc 4.60%, 12/15/2027	1,012,437
1,000,000	Revvity Inc 2.25%, 09/15/2031	868,173
	Royalty Pharma PLC
175,000	2.15%, 09/02/2031	152,371
1,250,000	5.20%, 09/25/2035	1,248,939
800,000	3.30%, 09/02/2040	613,733
1,000,000	S&P Global Inc 2.90%, 03/01/2032	915,873
	Stryker Corp
500,000	4.85%, 12/08/2028	512,090
1,000,000	4.63%, 03/15/2046	904,496
	Sysco Corp
1,000,000	3.25%, 07/15/2027	986,335
1,000,000	5.10%, 09/23/2030	1,031,000
1,000,000	4.45%, 03/15/2048	852,126
	Takeda Pharmaceutical Co Ltd
1,000,000	2.05%, 03/31/2030	908,171
800,000	5.65%, 07/05/2054	798,945
1,000,000	Takeda US Financing Inc 5.20%, 07/07/2035	1,016,439
	Thermo Fisher Scientific Inc
175,000	1.75%, 10/15/2028	163,763
1,175,000	2.00%, 10/15/2031	1,038,217
2,409,000	2.80%, 10/15/2041	1,779,837
1,000,000	Tyson Foods Inc 5.70%, 03/15/2034	1,053,736

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Unilever Capital Corp
$ 1,000,000	4.88%, 09/08/2028	$ 1,027,499
185,000	1.75%, 08/12/2031	162,246
1,175,000	2.63%, 08/12/2051	741,630
	UnitedHealth Group Inc
1,000,000	5.25%, 02/15/2028	1,026,810
2,000,000	4.00%, 05/15/2029	1,993,424
1,000,000	5.15%, 07/15/2034	1,026,357
835,000	5.30%, 06/15/2035	863,158
1,500,000	3.50%, 08/15/2039	1,251,156
600,000	5.50%, 07/15/2044	601,133
1,000,000	4.20%, 01/15/2047	830,067
2,500,000	2.90%, 05/15/2050	1,611,659
1,000,000	5.63%, 07/15/2054	994,587
240,000	5.95%, 06/15/2055	250,223
385,000	5.75%, 07/15/2064	383,309
302,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	300,636
304,000	Verisk Analytics inc 4.50%, 08/15/2030	304,913
	Viatris Inc
175,000	2.70%, 06/22/2030	157,572
1,000,000	3.85%, 06/22/2040	762,584
	Zoetis Inc
1,000,000	2.00%, 05/15/2030	909,331
500,000	5.60%, 11/16/2032	531,770
		189,327,175
Energy — 1.76%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
1,000,000	2.06%, 12/15/2026	976,155
467,000	4.08%, 12/15/2047	376,566
	BP Capital Markets America Inc
1,000,000	5.02%, 11/17/2027	1,021,153
1,925,000	3.63%, 04/06/2030	1,885,446
800,000	5.23%, 11/17/2034	826,307
1,500,000	2.77%, 11/10/2050	942,444
1,000,000	3.00%, 03/17/2052	650,784
	Canadian Natural Resources Ltd
1,000,000	3.85%, 06/01/2027	993,382
520,000	5.00%, 12/15/2029(b)	531,534
1,000,000	Cenovus Energy Inc 2.65%, 01/15/2032	884,056
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	505,456
175,000	2.74%, 12/31/2039	146,781
1,000,000	Cheniere Energy Partners LP 5.75%, 08/15/2034	1,039,589
2,000,000	Chevron Corp 3.08%, 05/11/2050	1,387,563
43,000	Cimarex Energy Co 4.38%, 03/15/2029	41,302
Principal Amount		Fair Value
Energy — (continued)
	ConocoPhillips Co
$ 438,000	5.90%, 10/15/2032	$ 476,844
1,000,000	5.00%, 01/15/2035	1,013,049
1,175,000	3.76%, 03/15/2042	964,258
500,000	5.50%, 01/15/2055	489,824
	Coterra Energy Inc
509,000	4.38%, 03/15/2029	507,944
800,000	5.40%, 02/15/2035	806,385
1,000,000	Devon Energy Corp 5.60%, 07/15/2041	962,670
	Diamondback Energy Inc
1,000,000	3.50%, 12/01/2029	964,800
800,000	5.75%, 04/18/2054	770,073
1,200,000	Eastern Energy Gas Holdings LLC 5.80%, 01/15/2035	1,262,458
	Enbridge Inc
410,000	4.90%, 06/20/2030	419,281
1,000,000	5.63%, 04/05/2034	1,043,805
600,000	6.70%, 11/15/2053	670,051
	Energy Transfer LP
1,000,000	4.95%, 06/15/2028	1,017,249
345,000	5.20%, 04/01/2030	355,718
2,000,000	5.75%, 02/15/2033	2,096,465
1,000,000	5.70%, 04/01/2035	1,032,579
1,000,000	5.15%, 03/15/2045	897,407
800,000	5.35%, 05/15/2045	733,818
1,000,000	5.95%, 05/15/2054	968,429
	Enterprise Products Operating LLC
1,500,000	2.80%, 01/31/2030	1,417,391
1,000,000	4.60%, 01/15/2031	1,010,372
1,000,000	4.95%, 02/15/2035	1,008,313
664,000	4.85%, 08/15/2042	618,592
175,000	4.20%, 01/31/2050	142,754
1,000,000	5.55%, 02/16/2055	988,388
800,000	EOG Resources Inc 5.35%, 01/15/2036	821,405
500,000	EQT Corp 5.70%, 04/01/2028	516,810
	Equinor ASA
700,000	3.13%, 04/06/2030	670,636
1,000,000	4.25%, 11/23/2041	904,566
	Exxon Mobil Corp
175,000	2.61%, 10/15/2030	163,299
1,175,000	3.00%, 08/16/2039	940,132
2,421,000	3.45%, 04/15/2051	1,773,811
500,000	Halliburton Co 5.00%, 11/15/2045	454,617
500,000	Helmerich & Payne Inc 4.65%, 12/01/2027	502,140
1,000,000	Hess Corp 5.60%, 02/15/2041	1,037,749
175,000	Kinder Morgan Energy Partners LP 6.95%, 01/15/2038	196,782
	Kinder Morgan Inc
1,000,000	5.10%, 08/01/2029	1,027,650
500,000	2.00%, 02/15/2031	443,263
1,000,000	4.80%, 02/01/2033	999,889

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 1,200,000	5.95%, 08/01/2054	$ 1,208,525
500,000	Marathon Petroleum Corp 4.75%, 09/15/2044	430,349
	MPLX LP
1,000,000	4.25%, 12/01/2027	1,000,974
1,000,000	4.80%, 02/15/2031	1,006,036
1,000,000	5.00%, 03/01/2033	1,000,249
900,000	5.50%, 02/15/2049	837,859
1,000,000	6.20%, 09/15/2055	1,011,647
175,000	NOV Inc(a) 3.60%, 12/01/2029	169,038
	Occidental Petroleum Corp
1,200,000	6.13%, 01/01/2031	1,264,039
1,000,000	5.55%, 10/01/2034(a)	1,014,619
	ONEOK Inc
1,000,000	5.65%, 11/01/2028	1,037,004
1,000,000	6.10%, 11/15/2032	1,071,562
650,000	5.05%, 11/01/2034	641,017
600,000	5.40%, 10/15/2035	602,256
500,000	4.85%, 02/01/2049	426,468
675,000	ONEOK Partners LP 6.20%, 09/15/2043	691,526
	Phillips 66 Co
800,000	5.25%, 06/15/2031	830,006
1,200,000	4.95%, 03/15/2035	1,187,791
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	998,928
500,000	Schlumberger Holdings Corp(a)(b) 4.85%, 05/15/2033	502,254
	Shell Finance US Inc
1,175,000	2.38%, 11/07/2029	1,102,499
1,000,000	2.75%, 04/06/2030	944,313
500,000	4.13%, 05/11/2035	480,166
140,000	4.38%, 05/11/2045	122,309
175,000	4.00%, 05/10/2046	144,029
175,000	3.25%, 04/06/2050	124,218
	Shell International Finance BV
175,000	6.38%, 12/15/2038	198,003
500,000	3.63%, 08/21/2042	405,197
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	992,469
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	551,300
175,000	3.75%, 03/04/2051	125,830
	Targa Resources Corp
1,000,000	4.20%, 02/01/2033	950,105
600,000	5.50%, 02/15/2035	610,528
800,000	6.13%, 05/15/2055	804,447
	TotalEnergies Capital SA
1,000,000	5.15%, 04/05/2034	1,037,860
1,200,000	5.49%, 04/05/2054	1,186,888
	TransCanada PipeLines Ltd
1,000,000	4.10%, 04/15/2030	985,379
475,000	4.88%, 05/15/2048	422,475
1,000,000	Valero Energy Corp 5.15%, 02/15/2030	1,029,393
Principal Amount		Fair Value
Energy — (continued)
	Viper Energy Partners LLC
$ 256,000	4.90%, 08/01/2030	$ 257,909
228,000	5.70%, 08/01/2035	231,812
1,000,000	Western Midstream Operating LP 5.45%, 11/15/2034	1,001,338
	Williams Cos Inc
1,000,000	3.75%, 06/15/2027	993,210
675,000	2.60%, 03/15/2031	612,889
1,000,000	4.65%, 08/15/2032	998,613
1,000,000	5.30%, 09/30/2035	1,014,766
1,000,000	5.30%, 08/15/2052	938,531
		80,498,807
Financial — 8.30%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,000,000	6.10%, 01/15/2027	1,021,432
1,500,000	3.88%, 01/23/2028	1,488,145
1,000,000	3.00%, 10/29/2028	963,692
1,000,000	4.38%, 11/15/2030	995,008
800,000	3.85%, 10/29/2041	657,367
2,528,000	Air Lease Corp 1.88%, 08/15/2026	2,475,430
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	410,720
1,000,000	4.75%, 04/15/2035	976,607
1,000,000	3.55%, 03/15/2052	695,210
800,000	Allstate Corp 5.05%, 06/24/2029	822,598
2,000,000	Ally Financial Inc 2.20%, 11/02/2028	1,869,279
	American Express Co
600,000	5.65%, 04/23/2027	604,665
1,000,000	5.04%, 07/26/2028	1,017,063
400,000	5.53%, 04/25/2030	417,972
515,000	5.09%, 01/30/2031	530,958
665,000	5.02%, 04/25/2031	683,799
800,000	5.28%, 07/26/2035	825,770
630,000	5.67%, 04/25/2036	665,597
600,000	American International Group Inc 3.40%, 06/30/2030	574,745
	American Tower Corp REIT
1,000,000	5.80%, 11/15/2028	1,044,226
1,500,000	3.80%, 08/15/2029	1,471,516
820,000	5.00%, 01/31/2030	839,151
1,000,000	5.55%, 07/15/2033	1,046,828
1,000,000	Ameriprise Financial Inc 5.15%, 05/15/2033	1,036,223
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	153,747
1,000,000	5.35%, 02/28/2033	1,044,034
675,000	2.90%, 08/23/2051	426,106

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 800,000	Aon North America Inc 5.75%, 03/01/2054	$ 805,665
800,000	Apollo Global Management Inc 5.15%, 08/12/2035	803,992
1,500,000	Ares Capital Corp 5.95%, 07/15/2029	1,549,737
1,500,000	Arthur J Gallagher & Co 5.15%, 02/15/2035	1,517,735
	Athene Global Funding(b)
1,000,000	1.73%, 10/02/2026	976,651
825,000	2.45%, 08/20/2027	797,635
	Athene Holding Ltd
1,000,000	5.88%, 01/15/2034(a)	1,046,546
580,000	6.63%, 05/19/2055	620,683
1,200,000	Australia & New Zealand Banking Group Ltd 3.92%, 09/30/2027	1,201,104
	AvalonBay Communities Inc REIT
726,000	2.95%, 05/11/2026	720,918
250,000	5.30%, 12/07/2033	260,031
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	1,997,010
800,000	5.54%, 03/14/2030	828,571
800,000	5.44%, 07/15/2031	839,733
600,000	6.35%, 03/14/2034	643,264
	Bank of America Corp
3,175,000	1.73%, 07/22/2027	3,111,591
1,500,000	2.55%, 02/04/2028	1,469,071
5,500,000	2.50%, 02/13/2031	5,090,269
2,175,000	2.30%, 07/21/2032	1,929,231
1,500,000	2.57%, 10/20/2032	1,344,393
1,000,000	5.87%, 09/15/2034	1,071,506
1,000,000	5.47%, 01/23/2035	1,044,231
1,600,000	5.74%, 02/12/2036	1,662,350
1,000,000	2.48%, 09/21/2036	868,176
500,000	6.11%, 01/29/2037	539,334
2,000,000	4.08%, 04/23/2040	1,781,685
4,000,000	2.68%, 06/19/2041	2,947,657
2,175,000	2.97%, 07/21/2052	1,447,512
	Bank of Montreal
1,500,000	5.00%, 01/27/2029(a)	1,529,205
800,000	4.64%, 09/10/2030	810,936
	Bank of New York Mellon Corp
2,000,000	4.54%, 02/01/2029	2,022,469
1,000,000	5.06%, 07/22/2032	1,033,223
1,000,000	5.19%, 03/14/2035	1,030,794
500,000	5.32%, 06/06/2036	517,339
	Bank of Nova Scotia
2,000,000	4.93%, 02/14/2029	2,033,699
1,000,000	5.13%, 02/14/2031	1,027,887
	Barclays PLC
800,000	4.84%, 09/10/2028	808,094
2,000,000	4.48%, 11/11/2029	2,003,533
1,500,000	5.69%, 03/12/2030	1,558,497
725,000	5.37%, 02/25/2031	747,586
1,000,000	2.89%, 11/24/2032	901,230
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	5.79%, 02/25/2036	$ 1,043,615
600,000	6.04%, 03/12/2055	633,829
	Berkshire Hathaway Finance Corp
175,000	1.45%, 10/15/2030	154,813
800,000	4.20%, 08/15/2048	683,255
975,000	4.25%, 01/15/2049	835,621
1,000,000	2.85%, 10/15/2050	655,972
	BlackRock Funding Inc
1,000,000	5.00%, 03/14/2034	1,030,314
475,000	5.25%, 03/14/2054	463,226
1,000,000	Blackrock Inc 3.25%, 04/30/2029	977,712
800,000	Blackstone Private Credit Fund 5.60%, 11/22/2029	814,039
1,000,000	Blackstone Reg Finance Co LLC 5.00%, 12/06/2034	1,010,437
1,000,000	Boston Properties LP REIT 6.75%, 12/01/2027	1,048,904
1,000,000	BPCE SA(b) 4.75%, 07/19/2027	1,009,667
1,200,000	Brookfield Finance Inc 5.33%, 01/15/2036	1,206,335
	Brown & Brown Inc
325,000	4.90%, 06/23/2030	329,367
445,000	5.55%, 06/23/2035	457,750
160,000	6.25%, 06/23/2055	168,364
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	937,950
	Canadian Imperial Bank of Commerce
1,000,000	4.86%, 03/30/2029	1,015,510
800,000	4.63%, 09/11/2030(a)	809,141
	Capital One Financial Corp
1,000,000	1.88%, 11/02/2027	974,372
1,000,000	6.31%, 06/08/2029	1,049,012
1,000,000	5.70%, 02/01/2030	1,038,215
800,000	5.88%, 07/26/2035	839,022
1,000,000	5.20%, 09/11/2036	989,001
	Charles Schwab Corp
1,500,000	2.90%, 03/03/2032	1,367,413
1,000,000	6.14%, 08/24/2034	1,089,289
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	653,788
1,000,000	Chubb INA Holdings LLC 5.00%, 03/15/2034	1,025,387
	Citigroup Inc
1,000,000	4.45%, 09/29/2027	1,004,070
2,000,000	3.07%, 02/24/2028	1,969,316
1,000,000	4.64%, 05/07/2028	1,006,916
3,000,000	3.52%, 10/27/2028	2,960,024
1,000,000	4.79%, 03/04/2029	1,012,880
1,400,000	4.54%, 09/19/2030	1,406,515
1,780,000	4.50%, 09/11/2031	1,780,962
3,000,000	3.06%, 01/25/2033	2,731,142
1,000,000	6.02%, 01/24/2036	1,047,585
1,000,000	5.17%, 09/11/2036	1,010,148
1,400,000	5.41%, 09/19/2039	1,404,745

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 3,500,000	2.90%, 11/03/2042	$ 2,565,082
2,000,000	Citizens Bank NA 4.58%, 08/09/2028	2,011,668
1,000,000	CME Group Inc 4.40%, 03/15/2030	1,011,195
1,000,000	Cooperatieve Rabobank UA(b) 1.11%, 02/24/2027	987,124
1,500,000	Corebridge Financial Inc 3.90%, 04/05/2032	1,432,200
	Crown Castle Inc REIT
1,000,000	4.80%, 09/01/2028	1,014,084
1,000,000	4.90%, 09/01/2029	1,014,365
1,000,000	5.20%, 09/01/2034	1,010,579
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	941,674
	Deutsche Bank AG
1,500,000	5.00%, 09/11/2030	1,521,481
1,500,000	5.30%, 05/09/2031	1,536,545
500,000	4.95%, 08/04/2031	504,728
1,000,000	EPR Properties REIT 3.60%, 11/15/2031	922,917
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	957,668
1,000,000	Equitable Holdings Inc 5.59%, 01/11/2033	1,052,006
500,000	ERP Operating LP REIT 4.65%, 09/15/2034	494,086
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	864,013
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	645,571
	Extra Space Storage LP REIT
1,000,000	2.40%, 10/15/2031	880,584
1,000,000	2.35%, 03/15/2032	867,878
600,000	Fairfax Financial Holdings Ltd(b) 5.75%, 05/20/2035	622,044
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	885,935
	Fifth Third Bancorp
500,000	1.71%, 11/01/2027	485,928
1,000,000	4.06%, 04/25/2028	996,468
1,000,000	4.90%, 09/06/2030	1,016,182
	Goldman Sachs Group Inc
1,000,000	1.43%, 03/09/2027	987,127
175,000	1.54%, 09/10/2027	170,681
2,000,000	4.94%, 04/23/2028	2,023,413
2,500,000	4.48%, 08/23/2028	2,515,642
3,000,000	5.73%, 04/25/2030	3,138,727
600,000	4.69%, 10/23/2030	607,647
2,000,000	2.38%, 07/21/2032	1,784,997
2,700,000	5.33%, 07/23/2035	2,779,499
1,000,000	6.75%, 10/01/2037	1,120,399
2,000,000	3.21%, 04/22/2042	1,546,326
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	171,925
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Healthcare Realty Holdings LP REIT 3.75%, 07/01/2027	$ 992,248
	HSBC Holdings PLC
175,000	1.59%, 05/24/2027	171,943
2,400,000	2.25%, 11/22/2027	2,345,190
1,200,000	5.29%, 11/19/2030	1,237,804
3,000,000	5.24%, 05/13/2031	3,087,152
1,400,000	2.87%, 11/22/2032	1,261,869
1,200,000	4.76%, 03/29/2033	1,194,338
2,500,000	5.79%, 05/13/2036	2,637,548
1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	855,967
1,500,000	Huntington National Bank 4.87%, 04/12/2028	1,515,953
	ING Groep NV
1,000,000	6.08%, 09/11/2027	1,017,081
800,000	5.34%, 03/19/2030	825,524
800,000	5.55%, 03/19/2035	831,082
	Intercontinental Exchange Inc
1,000,000	3.10%, 09/15/2027	983,219
1,200,000	5.25%, 06/15/2031	1,254,499
1,000,000	3.00%, 06/15/2050	666,208
	JPMorgan Chase & Co
1,000,000	1.05%, 11/19/2026	995,520
1,175,000	1.58%, 04/22/2027	1,158,114
2,000,000	3.63%, 12/01/2027	1,984,167
2,000,000	4.98%, 07/22/2028	2,030,469
1,000,000	5.30%, 07/24/2029	1,030,330
4,000,000	4.57%, 06/14/2030	4,045,060
1,175,000	2.74%, 10/15/2030	1,109,670
1,000,000	2.96%, 05/13/2031	937,874
1,425,000	1.95%, 02/04/2032	1,259,654
800,000	5.72%, 09/14/2033	846,021
1,000,000	5.34%, 01/23/2035	1,039,376
1,770,000	4.95%, 10/22/2035	1,785,035
1,540,000	5.50%, 01/24/2036	1,611,162
725,000	5.57%, 04/22/2036(a)	764,168
410,000	5.58%, 07/23/2036	425,040
3,000,000	3.88%, 07/24/2038	2,701,122
500,000	5.50%, 10/15/2040	518,140
1,000,000	3.96%, 11/15/2048	817,146
1,000,000	KeyBank NA 4.39%, 12/14/2027	1,005,266
1,000,000	KeyCorp 4.79%, 06/01/2033	996,616
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	818,496
	Kimco Realty OP LLC REIT
1,000,000	2.25%, 12/01/2031	880,806
250,000	4.60%, 02/01/2033	248,699
	Kreditanstalt fuer Wiederaufbau
2,000,000	0.63%, 01/22/2026	1,979,143
1,000,000	5.00%, 03/16/2026(a)	1,004,631
1,000,000	3.75%, 02/15/2028	1,002,040
800,000	3.88%, 06/15/2028	804,620
1,500,000	3.50%, 08/09/2028	1,494,084

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 2,000,000	0.75%, 09/30/2030	$ 1,726,901
1,000,000	4.13%, 07/15/2033	1,004,639
1,000,000	Landwirtschaftliche Rentenbank 3.88%, 09/28/2027	1,003,713
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	925,592
	Lloyds Banking Group PLC
1,500,000	3.75%, 01/11/2027	1,494,161
555,000	5.09%, 11/26/2028	564,883
730,000	4.82%, 06/13/2029	740,190
1,000,000	5.72%, 06/05/2030	1,045,860
	LPL Holdings Inc
805,000	5.20%, 03/15/2030	822,037
600,000	5.15%, 06/15/2030	610,684
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	151,812
1,200,000	M&T Bank Corp 5.18%, 07/08/2031	1,228,928
	Marsh & McLennan Cos Inc
500,000	4.38%, 03/15/2029	504,468
1,000,000	2.38%, 12/15/2031	890,510
1,600,000	5.00%, 03/15/2035	1,619,568
	Mastercard Inc
1,000,000	4.95%, 03/15/2032	1,035,816
500,000	4.88%, 05/09/2034	511,834
600,000	3.85%, 03/26/2050	480,786
	MetLife Inc
600,000	5.30%, 12/15/2034	624,079
1,000,000	5.25%, 01/15/2054	974,280
2,000,000	Metropolitan Life Global Funding I(b) 2.40%, 01/11/2032	1,770,907
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	482,633
	Mitsubishi UFJ Financial Group Inc
2,000,000	1.54%, 07/20/2027	1,957,223
1,000,000	5.42%, 02/22/2029	1,028,541
740,000	5.16%, 04/24/2031	762,505
1,000,000	2.85%, 01/19/2033	904,252
1,000,000	5.19%, 09/12/2036	1,016,112
	Mizuho Financial Group Inc
1,000,000	5.78%, 07/06/2029	1,042,125
840,000	5.10%, 05/13/2031	863,184
1,000,000	1.98%, 09/08/2031	890,729
1,000,000	2.56%, 09/13/2031	885,436
1,500,000	5.32%, 07/08/2036	1,541,900
	Morgan Stanley
1,574,000	3.13%, 07/27/2026	1,562,514
500,000	4.35%, 09/08/2026	501,052
900,000	1.51%, 07/20/2027	880,718
1,400,000	5.65%, 04/13/2028	1,431,349
2,000,000	5.12%, 02/01/2029	2,043,096
1,000,000	5.45%, 07/20/2029	1,033,310
1,000,000	1.79%, 02/13/2032	872,178
1,175,000	2.24%, 07/21/2032	1,037,753
1,000,000	2.51%, 10/20/2032	892,158
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	2.94%, 01/21/2033	$ 909,154
500,000	4.89%, 07/20/2033	507,697
585,000	5.83%, 04/19/2035	623,635
1,365,000	5.32%, 07/19/2035	1,408,473
1,500,000	5.66%, 04/17/2036	1,582,590
2,000,000	2.48%, 09/16/2036	1,737,253
1,000,000	5.95%, 01/19/2038	1,048,480
1,800,000	3.97%, 07/22/2038(c) 3-mo. SOFR + 1.13%	1,609,987
1,000,000	2.80%, 01/25/2052	644,310
1,000,000	Morgan Stanley Bank NA 5.50%, 05/26/2028	1,022,040
	Morgan Stanley Private Bank NA
1,000,000	4.47%, 07/06/2028	1,005,608
1,000,000	4.73%, 07/18/2031	1,014,933
769,000	Nasdaq Inc 3.95%, 03/07/2052	594,816
	National Australia Bank Ltd
1,000,000	4.90%, 06/13/2028	1,024,247
1,000,000	4.53%, 06/13/2030	1,016,667
	NatWest Group PLC
1,000,000	5.52%, 09/30/2028	1,024,835
1,600,000	5.12%, 05/23/2031	1,640,618
	Nomura Holdings Inc
1,000,000	2.61%, 07/14/2031	898,046
1,000,000	5.78%, 07/03/2034	1,059,014
1,000,000	Northern Trust Corp 6.13%, 11/02/2032	1,093,252
	Oesterreichische Kontrollbank AG
1,000,000	3.63%, 09/09/2027	998,257
1,000,000	4.13%, 01/18/2029	1,011,836
	PNC Financial Services Group Inc
1,000,000	5.35%, 12/02/2028	1,025,598
1,000,000	5.49%, 05/14/2030	1,040,804
1,000,000	4.81%, 10/21/2032	1,013,756
1,400,000	5.40%, 07/23/2035	1,449,196
1,000,000	5.58%, 01/29/2036	1,043,402
460,000	5.37%, 07/21/2036	473,371
500,000	Principal Financial Group Inc 5.38%, 03/15/2033	519,489
2,000,000	Principal Life Global Funding II(b) 1.50%, 11/17/2026	1,943,251
1,000,000	Private Export Funding Corp 3.90%, 10/15/2027	1,002,030
1,000,000	Progressive Corp 4.95%, 06/15/2033	1,028,791
	Prologis LP REIT
1,000,000	4.88%, 06/15/2028	1,022,885
500,000	4.63%, 01/15/2033	503,231
800,000	5.25%, 03/15/2054	773,950
	Prudential Financial Inc
2,000,000	3.00%, 03/10/2040	1,559,719
1,000,000	3.70%, 10/01/2050	934,088
1,000,000	6.50%, 03/15/2054	1,070,103

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	Public Storage Operating Co REIT(a) 5.13%, 01/15/2029	$ 516,279
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	375,213
	Realty Income Corp REIT
1,000,000	3.95%, 08/15/2027	998,999
500,000	3.65%, 01/15/2028	495,841
1,000,000	1.80%, 03/15/2033	828,241
	Royal Bank of Canada
2,000,000	4.72%, 03/27/2028	2,019,368
1,000,000	4.97%, 05/02/2031(a)	1,023,980
1,200,000	4.70%, 08/06/2031	1,215,709
1,000,000	5.15%, 02/01/2034	1,041,804
	Santander UK Group Holdings PLC
500,000	1.67%, 06/14/2027	490,685
1,000,000	4.86%, 09/11/2030	1,011,365
	Simon Property Group LP REIT
500,000	1.75%, 02/01/2028	475,030
1,000,000	2.45%, 09/13/2029	938,798
1,500,000	4.38%, 10/01/2030	1,503,432
600,000	4.75%, 09/26/2034	596,348
175,000	3.25%, 09/13/2049	122,737
	State Street Corp
1,000,000	5.75%, 11/04/2026	1,001,168
1,000,000	4.83%, 04/24/2030	1,026,613
1,300,000	2.20%, 03/03/2031	1,159,464
1,000,000	4.68%, 10/22/2032	1,012,883
	Sumitomo Mitsui Financial Group Inc
2,000,000	5.52%, 01/13/2028	2,063,377
1,000,000	5.72%, 09/14/2028	1,044,309
1,000,000	5.77%, 01/13/2033	1,068,580
800,000	4.95%, 07/08/2033	814,221
1,000,000	5.56%, 07/09/2034	1,054,668
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	945,480
1,000,000	Synchrony Bank 5.63%, 08/23/2027	1,021,072
500,000	Synchrony Financial 2.88%, 10/28/2031	442,807
1,000,000	Tanger Properties LP REIT 2.75%, 09/01/2031	895,992
	Toronto-Dominion Bank
1,000,000	4.57%, 12/17/2026	1,005,353
1,300,000	2.80%, 03/10/2027	1,278,413
2,000,000	4.69%, 09/15/2027	2,025,842
600,000	4.99%, 04/05/2029	616,130
1,000,000	4.81%, 06/03/2030(a)	1,021,841
	Travelers Cos Inc
600,000	5.05%, 07/24/2035	610,693
500,000	5.45%, 05/25/2053	500,203
1,362,000	Truist Bank 4.42%, 07/24/2028	1,367,811
	Truist Financial Corp
1,200,000	5.07%, 05/20/2031	1,230,352
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	4.92%, 07/28/2033	$ 498,389
1,000,000	5.71%, 01/24/2035	1,049,371
1,250,000	UBS AG 4.86%, 01/10/2028	1,260,590
1,000,000	UBS Group AG(b) 5.62%, 09/13/2030	1,044,420
1,000,000	Unum Group 4.13%, 06/15/2051	761,337
	US Bancorp
1,000,000	3.10%, 04/27/2026	994,546
2,000,000	2.22%, 01/27/2028	1,948,454
1,200,000	5.10%, 07/23/2030	1,234,522
1,000,000	5.68%, 01/23/2035	1,052,891
1,000,000	5.42%, 02/12/2036	1,035,444
	Ventas Realty LP REIT
500,000	3.25%, 10/15/2026	494,778
800,000	5.00%, 01/15/2035	800,370
	VICI Properties LP REIT
1,025,000	5.13%, 11/15/2031	1,039,986
800,000	5.75%, 04/01/2034	830,743
1,500,000	Visa Inc 4.15%, 12/14/2035	1,449,284
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	752,641
4,000,000	3.53%, 03/24/2028	3,964,301
1,500,000	4.97%, 04/23/2029	1,528,562
2,000,000	3.35%, 03/02/2033	1,861,750
3,000,000	4.90%, 07/25/2033	3,047,786
2,000,000	5.39%, 04/24/2034	2,078,121
1,000,000	5.50%, 01/23/2035	1,043,091
1,000,000	4.89%, 09/15/2036	998,001
2,000,000	4.40%, 06/14/2046	1,691,523
1,200,000	5.01%, 04/04/2051	1,120,626
1,000,000	Welltower OP LLC REIT 5.13%, 07/01/2035	1,018,481
	Westpac Banking Corp
1,000,000	4.60%, 10/20/2026	1,006,734
1,000,000	5.05%, 04/16/2029	1,032,202
1,000,000	5.41%, 08/10/2033	1,032,031
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	910,250
500,000	Willis North America Inc 5.90%, 03/05/2054	509,356
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	877,298
		378,671,574
Industrial — 1.86%
	3M Co
600,000	2.38%, 08/26/2029	561,905
1,000,000	3.63%, 10/15/2047	757,933
800,000	Amphenol Corp 5.00%, 01/15/2035	816,242
500,000	Berry Global Inc 5.65%, 01/15/2034	520,972
	Boeing Co
600,000	6.26%, 05/01/2027	617,351
2,800,000	2.95%, 02/01/2030	2,636,172
1,000,000	5.71%, 05/01/2040	1,020,382

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,500,000	3.63%, 03/01/2048	$ 1,083,970
1,500,000	3.75%, 02/01/2050	1,108,230
175,000	5.93%, 05/01/2060	174,824
	Burlington Northern Santa Fe LLC
1,000,000	4.40%, 03/15/2042	903,431
500,000	5.15%, 09/01/2043	491,654
1,000,000	4.45%, 01/15/2053	858,713
500,000	5.80%, 03/15/2056	523,156
2,000,000	Canadian Pacific Railway Co 3.00%, 12/02/2041	1,498,717
	Carlisle Cos Inc
170,000	5.25%, 09/15/2035	172,057
290,000	5.55%, 09/15/2040	293,555
2,500,000	Carrier Global Corp 3.38%, 04/05/2040	2,018,307
	Caterpillar Financial Services Corp
2,000,000	5.00%, 05/14/2027	2,034,705
1,000,000	4.70%, 11/15/2029	1,024,267
1,080,000	Caterpillar Inc 5.20%, 05/15/2035	1,117,378
	CSX Corp
1,000,000	5.20%, 11/15/2033	1,044,679
250,000	4.75%, 05/30/2042	234,123
1,000,000	4.50%, 11/15/2052	862,935
	Eaton Corp
500,000	4.15%, 03/15/2033	492,303
500,000	4.70%, 08/23/2052	457,404
1,000,000	Emerson Electric Co 5.00%, 03/15/2035	1,025,204
	FedEx Corp(b)
1,000,000	3.25%, 05/15/2041	747,803
1,000,000	4.10%, 02/01/2045	782,745
175,000	5.25%, 05/15/2050(a)	160,342
600,000	Fortune Brands Innovations Inc(a) 5.88%, 06/01/2033	636,153
	GATX Corp
1,000,000	4.90%, 03/15/2033	1,005,501
1,000,000	5.50%, 06/15/2035	1,031,757
2,000,000	General Dynamics Corp 4.25%, 04/01/2040	1,828,494
360,000	General Electric Co 4.30%, 07/29/2030	362,139
	Honeywell International Inc
1,000,000	4.70%, 02/01/2030	1,019,389
1,000,000	5.00%, 03/01/2035	1,016,661
500,000	5.25%, 03/01/2054	481,259
150,000	Howmet Aerospace Inc 4.85%, 10/15/2031	153,906
600,000	Ingersoll Rand Inc 5.31%, 06/15/2031	627,696
1,000,000	Jabil Inc 4.25%, 05/15/2027	1,000,082
1,000,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	1,055,950
	John Deere Capital Corp
500,000	1.70%, 01/11/2027	486,251
Principal Amount		Fair Value
Industrial — (continued)
$ 1,500,000	4.55%, 06/05/2030	$ 1,523,338
1,200,000	4.90%, 03/07/2031	1,237,105
2,000,000	3.90%, 06/07/2032	1,949,761
1,000,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 5.50%, 04/19/2029	1,041,095
	L3Harris Technologies Inc
800,000	5.05%, 06/01/2029	822,482
600,000	5.40%, 07/31/2033	625,403
600,000	5.35%, 06/01/2034	621,768
1,000,000	Lennox International Inc 5.50%, 09/15/2028	1,033,764
	Lockheed Martin Corp
1,000,000	4.40%, 08/15/2030	1,007,810
1,000,000	4.70%, 12/15/2031	1,023,019
500,000	4.09%, 09/15/2052	403,491
1,000,000	5.70%, 11/15/2054	1,031,715
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	808,260
1,000,000	Mohawk Industries Inc 5.85%, 09/18/2028	1,044,786
	Norfolk Southern Corp
1,000,000	4.45%, 03/01/2033	994,043
600,000	5.10%, 05/01/2035	612,603
1,000,000	3.05%, 05/15/2050	677,832
500,000	5.35%, 08/01/2054(a)	492,369
	Northrop Grumman Corp
1,000,000	3.25%, 01/15/2028	983,447
1,000,000	4.70%, 03/15/2033	1,006,972
800,000	5.25%, 05/01/2050	770,373
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	975,350
1,200,000	Owens Corning 5.70%, 06/15/2034	1,264,091
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	653,576
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	969,337
	Republic Services Inc
1,000,000	2.38%, 03/15/2033(a)	872,192
1,000,000	5.00%, 12/15/2033	1,033,355
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	1,022,796
	RTX Corp
800,000	3.13%, 05/04/2027	788,473
175,000	1.90%, 09/01/2031	152,264
1,000,000	5.15%, 02/27/2033	1,035,743
900,000	4.35%, 04/15/2047	770,755
3,175,000	2.82%, 09/01/2051	2,011,952
1,000,000	Ryder System Inc 1.75%, 09/01/2026	978,810
600,000	Sonoco Products Co 4.60%, 09/01/2029	603,561
1,000,000	Trane Technologies Financing Ltd 5.25%, 03/03/2033	1,040,516
	Union Pacific Corp
1,750,000	2.15%, 02/05/2027	1,709,390

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	3.60%, 09/15/2037(a)	$ 443,210
500,000	3.38%, 02/14/2042	396,273
1,000,000	2.95%, 03/10/2052	651,147
500,000	4.95%, 09/09/2052	465,915
32,957	Union Pacific Railroad Co Pass Through Trust Series 2006 5.87%, 07/02/2030	34,560
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	491,626
1,000,000	5.25%, 05/14/2035(a)	1,034,748
1,200,000	5.50%, 05/22/2054	1,189,032
	Vulcan Materials Co
500,000	3.90%, 04/01/2027	498,761
800,000	4.95%, 12/01/2029	819,204
	Waste Connections Inc
1,000,000	2.20%, 01/15/2032	879,005
800,000	5.25%, 09/01/2035	824,297
	Waste Management Inc
800,000	4.80%, 03/15/2032	817,422
1,600,000	4.95%, 03/15/2035	1,623,975
1,000,000	Westinghouse Air Brake Technologies Corp 4.90%, 05/29/2030	1,021,963
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,239,642
		84,771,074
Technology — 1.78%
1,000,000	Accenture Capital Inc 4.25%, 10/04/2031	998,507
1,500,000	Adobe Inc 2.30%, 02/01/2030	1,396,064
	Analog Devices Inc
1,000,000	4.50%, 06/15/2030	1,012,747
1,000,000	5.05%, 04/01/2034(a)	1,037,170
	Apple Inc
1,000,000	1.20%, 02/08/2028	942,771
952,000	1.40%, 08/05/2028	892,494
1,175,000	1.70%, 08/05/2031	1,034,103
600,000	4.75%, 05/12/2035	615,026
1,500,000	3.85%, 05/04/2043	1,280,016
1,500,000	2.65%, 05/11/2050	961,087
1,000,000	2.40%, 08/20/2050	608,051
2,175,000	2.70%, 08/05/2051	1,388,131
600,000	3.95%, 08/08/2052	487,263
	Applied Materials Inc
1,000,000	4.80%, 06/15/2029	1,025,184
500,000	4.60%, 01/15/2036	494,824
1,000,000	Autodesk Inc 2.40%, 12/15/2031	885,981
	Broadcom Inc
600,000	5.05%, 07/12/2027	610,363
800,000	4.35%, 02/15/2030	803,931
1,425,000	4.15%, 11/15/2030	1,419,394
2,900,000	3.42%, 04/15/2033(b)	2,683,875
573,000	4.93%, 05/15/2037(b)	571,463
175,000	3.50%, 02/15/2041(b)	144,012
Principal Amount		Fair Value
Technology — (continued)
$ 800,000	Cadence Design Systems Inc 4.30%, 09/10/2029	$ 805,038
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	981,026
	Dell International LLC / EMC Corp
1,200,000	5.25%, 02/01/2028	1,226,264
800,000	5.00%, 04/01/2030	819,441
800,000	4.75%, 10/06/2032	796,424
76,000	8.10%, 07/15/2036	92,610
1,000,000	3.38%, 12/15/2041	766,806
15,000	8.35%, 07/15/2046	19,495
600,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	452,985
	Fiserv Inc
175,000	2.25%, 06/01/2027	169,984
1,000,000	4.20%, 10/01/2028	999,525
500,000	5.15%, 08/12/2034	505,976
1,000,000	5.25%, 08/11/2035	1,010,640
	Hewlett Packard Enterprise Co
800,000	4.55%, 10/15/2029	804,331
370,000	5.00%, 10/15/2034	367,123
500,000	5.60%, 10/15/2054	478,182
2,291,000	HP Inc 2.65%, 06/17/2031	2,066,621
	IBM International Capital Pte Ltd
1,000,000	4.90%, 02/05/2034	1,012,981
1,000,000	5.25%, 02/05/2044	984,002
	Intel Corp
1,175,000	1.60%, 08/12/2028	1,095,846
175,000	2.00%, 08/12/2031	153,079
1,000,000	5.20%, 02/10/2033(a)	1,022,365
1,175,000	2.80%, 08/12/2041	821,879
1,000,000	5.63%, 02/10/2043	980,648
175,000	3.05%, 08/12/2051	111,034
1,000,000	5.70%, 02/10/2053	967,073
600,000	5.05%, 08/05/2062	515,453
	International Business Machines Corp
2,000,000	4.15%, 07/27/2027	2,008,603
1,000,000	5.00%, 02/10/2032	1,029,880
1,000,000	4.00%, 06/20/2042	849,940
1,000,000	Intuit Inc 5.13%, 09/15/2028	1,032,423
500,000	KLA Corp 4.95%, 07/15/2052	467,653
1,000,000	Leidos Inc 2.30%, 02/15/2031	892,300
255,000	Marvell Technology Inc 4.75%, 07/15/2030	258,321
	Micron Technology Inc
1,200,000	2.70%, 04/15/2032	1,067,879
1,000,000	6.05%, 11/01/2035	1,068,438
	Microsoft Corp
2,100,000	3.45%, 08/08/2036	1,916,910

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	2.53%, 06/01/2050	$ 633,072
2,547,000	2.92%, 03/17/2052	1,727,443
	NVIDIA Corp
1,675,000	1.55%, 06/15/2028	1,580,755
500,000	3.50%, 04/01/2050	383,700
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	889,502
	Oracle Corp
1,000,000	4.80%, 08/03/2028	1,016,830
1,600,000	2.95%, 04/01/2030	1,507,576
585,000	4.45%, 09/26/2030	584,713
500,000	6.25%, 11/09/2032	543,348
1,000,000	5.50%, 08/03/2035	1,028,706
350,000	5.20%, 09/26/2035	351,927
1,900,000	3.85%, 07/15/2036	1,691,888
3,000,000	3.65%, 03/25/2041	2,402,679
175,000	4.00%, 07/15/2046	136,320
175,000	3.60%, 04/01/2050	123,193
1,175,000	3.95%, 03/25/2051	873,622
500,000	5.38%, 09/27/2054	459,311
1,000,000	5.95%, 09/26/2055	996,924
1,000,000	3.85%, 04/01/2060	687,669
	QUALCOMM Inc
1,000,000	1.30%, 05/20/2028(a)	936,988
800,000	4.75%, 05/20/2032	814,823
500,000	3.25%, 05/20/2050	353,468
600,000	4.50%, 05/20/2052	519,679
	Roper Technologies Inc
800,000	4.50%, 10/15/2029	807,618
500,000	5.10%, 09/15/2035	504,035
1,175,000	Salesforce Inc 2.70%, 07/15/2041	864,163
	Synopsys Inc
880,000	4.85%, 04/01/2030	896,342
625,000	5.15%, 04/01/2035	635,784
1,000,000	Take-Two Interactive Software Inc 4.95%, 03/28/2028	1,018,030
	Texas Instruments Inc
1,000,000	1.75%, 05/04/2030	902,899
500,000	4.85%, 02/08/2034	513,072
1,000,000	5.15%, 02/08/2054(a)	964,258
	VMware LLC
175,000	1.40%, 08/15/2026	171,110
1,000,000	2.20%, 08/15/2031	882,022
1,000,000	Workday Inc 3.80%, 04/01/2032	954,873
		81,269,977
Utilities — 2.34%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	901,794
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	745,708
	Alabama Power Co
800,000	3.75%, 09/01/2027	798,486
1,300,000	3.70%, 12/01/2047	1,009,221
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	Ameren Illinois Co 4.95%, 06/01/2033	$ 1,026,432
1,000,000	American Electric Power Co Inc 5.63%, 03/01/2033	1,051,194
	American Water Capital Corp
800,000	5.25%, 03/01/2035	820,516
1,000,000	3.75%, 09/01/2047	777,330
800,000	5.70%, 09/01/2055	812,527
	Appalachian Power Co
140,000	7.00%, 04/01/2038	158,574
1,000,000	3.70%, 05/01/2050	727,376
1,000,000	Arizona Public Service Co 5.70%, 08/15/2034	1,047,750
	Atmos Energy Corp
175,000	5.50%, 06/15/2041	180,548
1,200,000	3.38%, 09/15/2049	863,334
175,000	Avangrid Inc 3.80%, 06/01/2029	171,798
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	489,513
175,000	5.95%, 05/15/2037	188,582
175,000	5.15%, 11/15/2043	170,076
2,735,000	2.85%, 05/15/2051	1,735,845
500,000	Boston Gas Co(b) 3.15%, 08/01/2027	490,861
1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	899,786
558,000	CenterPoint Energy Inc 5.40%, 06/01/2029	577,331
1,000,000	CenterPoint Energy Resources Corp 4.40%, 07/01/2032	987,270
1,000,000	CMS Energy Corp 4.88%, 03/01/2044	906,216
	Commonwealth Edison Co
1,000,000	5.30%, 06/01/2034	1,043,754
600,000	5.65%, 06/01/2054	610,026
1,000,000	Connecticut Light & Power Co 5.25%, 01/15/2053	963,743
	Consolidated Edison Co of New York Inc
1,000,000	3.13%, 11/15/2027	982,648
1,500,000	5.50%, 03/15/2034	1,578,118
1,200,000	5.70%, 05/15/2054	1,229,913
1,000,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	1,013,230
1,000,000	Consumers Energy Co 3.60%, 08/15/2032	946,204
	Dominion Energy Inc
800,000	3.38%, 04/01/2030	768,412
1,175,000	2.25%, 08/15/2031	1,039,820
175,000	4.70%, 12/01/2044	153,638
600,000	6.00%, 02/15/2056	604,293
565,000	6.20%, 02/15/2056	568,697

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	$ 885,027
	DTE Electric Co
1,000,000	5.20%, 04/01/2033	1,038,547
1,000,000	3.75%, 08/15/2047	777,791
	DTE Energy Co
1,000,000	5.20%, 04/01/2030	1,030,405
1,000,000	5.05%, 10/01/2035	993,370
	Duke Energy Carolinas LLC
1,000,000	2.45%, 02/01/2030	932,153
800,000	5.25%, 03/15/2035	827,851
	Duke Energy Corp
1,000,000	4.85%, 01/05/2027	1,009,710
2,100,000	2.55%, 06/15/2031	1,898,502
175,000	3.50%, 06/15/2051	123,311
600,000	5.80%, 06/15/2054	606,166
1,500,000	Duke Energy Florida Project Finance LLC 2.86%, 03/01/2033	1,379,623
1,000,000	Duke Energy Ohio Inc 5.25%, 04/01/2033	1,035,670
	Duke Energy Progress LLC
657,000	2.00%, 08/15/2031	577,592
800,000	5.05%, 03/15/2035	812,892
1,400,000	4.15%, 12/01/2044	1,188,289
1,200,000	5.35%, 03/15/2053	1,169,122
383,092	Elm Road Generating Station Supercritical LLC(b) 4.67%, 01/19/2031	382,282
175,000	Entergy Corp 2.80%, 06/15/2030	163,294
1,200,000	Entergy Louisiana LLC 5.70%, 03/15/2054	1,210,944
1,200,000	Entergy Texas Inc 5.25%, 04/15/2035	1,229,841
	Eversource Energy
600,000	5.50%, 01/01/2034	619,568
1,000,000	3.45%, 01/15/2050	715,821
	Exelon Corp
1,000,000	5.13%, 03/15/2031	1,031,040
1,750,000	5.30%, 03/15/2033	1,813,109
	Florida Power & Light Co
800,000	5.05%, 04/01/2028	820,913
1,000,000	5.15%, 06/15/2029	1,037,718
140,000	5.96%, 04/01/2039	151,342
1,209,000	5.25%, 02/01/2041	1,213,117
171,000	4.05%, 10/01/2044	144,211
800,000	3.15%, 10/01/2049	558,481
	Georgia Power Co
1,000,000	4.00%, 10/01/2028	999,982
1,000,000	5.20%, 03/15/2035	1,024,736
1,000,000	3.25%, 03/15/2051	699,022
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	171,292
1,000,000	ITC Holdings Corp(b) 4.95%, 09/22/2027	1,011,880
1,000,000	Jersey Central Power & Light Co 5.10%, 01/15/2035	1,013,477
Principal Amount		Fair Value
Utilities — (continued)
	Kentucky Utilities Co
$ 175,000	5.13%, 11/01/2040	$ 171,444
245,000	5.85%, 08/15/2055	251,732
	MidAmerican Energy Co
1,000,000	5.35%, 01/15/2034	1,044,350
1,175,000	2.70%, 08/01/2052	738,658
	National Rural Utilities Cooperative Finance Corp
1,000,000	5.05%, 09/15/2028	1,026,365
1,000,000	2.75%, 04/15/2032	902,504
	NextEra Energy Capital Holdings Inc
460,000	4.69%, 09/01/2027	465,002
1,500,000	4.85%, 02/04/2028	1,526,444
800,000	5.05%, 02/28/2033	817,137
1,500,000	5.45%, 03/15/2035	1,551,440
835,000	6.38%, 08/15/2055	867,031
	NiSource Inc
1,000,000	5.20%, 07/01/2029	1,031,305
600,000	5.35%, 04/01/2034	617,741
	Northern States Power Co
1,000,000	4.00%, 08/15/2045	828,360
500,000	5.65%, 05/15/2055	513,046
1,000,000	Oklahoma Gas & Electric Co 5.40%, 01/15/2033	1,045,752
2,000,000	Oncor Electric Delivery Co LLC 2.70%, 11/15/2051	1,228,142
1,000,000	ONE Gas Inc 4.25%, 09/01/2032	988,931
	Pacific Gas & Electric Co
1,600,000	5.55%, 05/15/2029	1,646,945
800,000	6.15%, 01/15/2033	846,715
800,000	5.70%, 03/01/2035	819,460
1,500,000	4.50%, 07/01/2040	1,304,661
1,400,000	4.95%, 07/01/2050	1,201,601
1,000,000	PECO Energy Co 4.38%, 08/15/2052	845,446
1,000,000	PPL Electric Utilities Corp 5.25%, 05/15/2053	974,848
175,000	Progress Energy Inc 7.75%, 03/01/2031	201,701
1,000,000	Public Service Co of Colorado 5.75%, 05/15/2054	1,019,190
	Public Service Electric & Gas Co
1,000,000	5.20%, 08/01/2033	1,038,447
800,000	5.30%, 08/01/2054	783,396
	Public Service Enterprise Group Inc
270,000	4.90%, 03/15/2030	275,983
175,000	1.60%, 08/15/2030	153,472
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	633,085
800,000	San Diego Gas & Electric Co 5.40%, 04/15/2035	826,173
	Southern California Edison Co
500,000	5.15%, 06/01/2029	508,628

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	5.45%, 06/01/2031	$ 1,029,183
1,400,000	5.75%, 04/15/2054	1,321,616
	Southern California Gas Co
500,000	5.45%, 06/15/2035	518,405
1,000,000	5.60%, 04/01/2054	1,003,476
	Southern Co
1,500,000	3.70%, 04/30/2030	1,462,062
1,000,000	5.70%, 03/15/2034	1,056,154
500,000	4.40%, 07/01/2046	426,150
	Southern Co Gas Capital Corp
600,000	5.15%, 09/15/2032	615,810
600,000	5.88%, 03/15/2041	622,114
1,000,000	Southwest Gas Corp 5.80%, 12/01/2027	1,030,322
500,000	Tampa Electric Co 5.00%, 07/15/2052	454,825
1,200,000	Union Electric Co 5.20%, 04/01/2034	1,236,317
	Virginia Electric & Power Co
500,000	3.75%, 05/15/2027	497,712
1,070,000	4.90%, 09/15/2035	1,064,402
500,000	3.80%, 09/15/2047	386,736
1,000,000	5.35%, 01/15/2054	960,967
800,000	Wisconsin Electric Power Co 4.60%, 10/01/2034	795,468
1,000,000	Wisconsin Power & Light Co 3.95%, 09/01/2032	959,836
	Xcel Energy Inc
175,000	2.60%, 12/01/2029	163,444
1,000,000	4.60%, 06/01/2032	992,137
		106,630,926
TOTAL CORPORATE BONDS AND NOTES — 24.00% (Cost $1,125,189,346)		$1,095,065,265
FOREIGN GOVERNMENT BONDS AND NOTES
500,000	African Development Bank 4.38%, 03/14/2028	507,977
	Asian Development Bank
1,000,000	4.25%, 01/09/2026	1,000,296
3,000,000	4.88%, 05/21/2026	3,017,719
1,000,000	3.75%, 04/25/2028	1,001,744
1,000,000	4.50%, 08/25/2028(a)	1,022,525
1,000,000	1.88%, 03/15/2029	940,826
1,400,000	4.13%, 05/30/2030	1,420,634
1,000,000	3.88%, 06/14/2033	988,712
1,000,000	Asian Infrastructure Investment Bank 4.13%, 01/18/2029	1,013,691
1,000,000	Canada Government International Bond 4.00%, 03/18/2030	1,010,173
	Chile Government International Bond
1,000,000	4.95%, 01/05/2036	1,003,550
2,500,000	3.50%, 01/25/2050	1,817,125
500,000	3.25%, 09/21/2071	310,350
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Corp Andina de Fomento
$ 1,000,000	4.13%, 01/07/2028	$ 1,001,973
400,000	5.00%, 01/22/2030	414,163
500,000	Council of Europe Development Bank 4.13%, 01/24/2029	506,349
	European Bank for Reconstruction & Development
1,000,000	4.38%, 03/09/2028	1,015,697
1,000,000	4.13%, 01/25/2029	1,013,163
	European Investment Bank
2,000,000	1.38%, 03/15/2027	1,933,709
1,000,000	3.25%, 11/15/2027	991,800
2,000,000	3.88%, 03/15/2028	2,010,015
1,000,000	3.88%, 06/15/2028	1,005,537
1,000,000	1.75%, 03/15/2029(a)	937,355
1,500,000	4.50%, 03/14/2030	1,545,853
1,000,000	3.63%, 07/15/2030	993,406
1,000,000	3.88%, 10/15/2030	1,003,913
1,000,000	4.25%, 08/16/2032	1,016,306
1,000,000	3.75%, 02/14/2033	984,388
1,000,000	4.13%, 02/13/2034	1,003,375
1,000,000	Export Development Canada 3.88%, 02/14/2028	1,004,395
	Export-Import Bank of Korea
1,000,000	2.63%, 05/26/2026	990,717
1,000,000	4.63%, 06/07/2033(b)	1,017,456
1,000,000	Hungary Government International Bond(b) 3.13%, 09/21/2051	628,822
	Indonesia Government International Bond
1,000,000	3.50%, 01/11/2028	988,533
1,000,000	4.65%, 09/20/2032	1,002,680
1,000,000	5.60%, 01/15/2035(a)	1,057,327
1,000,000	5.65%, 01/11/2053	1,012,533
	Inter-American Development Bank
1,000,000	4.38%, 02/01/2027(a)	1,007,547
2,000,000	1.13%, 07/20/2028	1,865,678
1,000,000	4.13%, 02/15/2029	1,013,329
2,000,000	3.75%, 06/14/2030	1,997,519
1,000,000	3.50%, 04/12/2033(a)	962,489
500,000	4.50%, 09/13/2033(a)	514,209
1,000,000	Inter-American Investment Corp 4.75%, 09/19/2028	1,026,390
	International Bank for Reconstruction & Development
9,500,000	1.13%, 09/13/2028	8,827,491
1,000,000	4.13%, 03/20/2030(a)	1,014,807
1,000,000	4.00%, 07/25/2030	1,009,394
500,000	0.75%, 08/26/2030	432,476
2,000,000	1.25%, 02/10/2031	1,750,150
1,500,000	4.63%, 01/15/2032	1,556,889
1,130,000	4.00%, 05/06/2032	1,132,100
1,200,000	4.72%, 09/23/2032(c) 1-mo. SOFR + 0.50%	1,201,044

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	4.38%, 08/27/2035	$ 1,013,247
	International Finance Corp
500,000	4.38%, 01/15/2027	503,540
500,000	4.50%, 07/13/2028	510,668
	Israel Government International Bond
1,000,000	5.38%, 02/19/2030	1,031,469
1,000,000	4.50%, 01/17/2033	974,621
1,200,000	5.63%, 02/19/2035(a)	1,240,435
4,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	3,929,909
	Korea Development Bank
1,000,000	2.25%, 02/24/2027	977,374
470,000	1.38%, 04/25/2027	451,967
1,000,000	4.50%, 02/15/2029(a)	1,015,740
1,000,000	4.25%, 09/08/2032	1,000,257
	Mexico Government International Bond
500,000	5.40%, 02/09/2028(a)	512,150
1,000,000	5.00%, 05/07/2029	1,017,840
2,000,000	4.75%, 04/27/2032	1,955,980
1,000,000	5.38%, 03/22/2033	997,000
1,000,000	4.88%, 05/19/2033	967,430
1,000,000	6.88%, 05/13/2037	1,078,500
1,000,000	6.63%, 01/29/2038	1,051,010
2,750,000	4.60%, 01/23/2046	2,201,375
500,000	5.00%, 04/27/2051	409,500
1,000,000	6.34%, 05/04/2053	971,500
1,000,000	3.77%, 05/24/2061	628,950
1,000,000	Nordic Investment Bank 3.38%, 09/08/2027	993,733
	Panama Government International Bond
1,200,000	3.16%, 01/23/2030	1,116,204
1,600,000	6.40%, 02/14/2035	1,652,320
800,000	6.85%, 03/28/2054(a)	810,480
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	937,000
500,000	3.00%, 01/15/2034	433,250
1,000,000	5.50%, 03/30/2036	1,018,750
1,000,000	3.55%, 03/10/2051	712,150
320,000	5.88%, 08/08/2054	320,960
	Philippine Government International Bond
2,000,000	3.00%, 02/01/2028	1,952,704
1,000,000	5.00%, 07/17/2033	1,032,612
1,000,000	5.50%, 02/04/2035	1,064,046
2,000,000	2.95%, 05/05/2045	1,432,239
1,000,000	Province of Alberta Canada 4.50%, 01/24/2034	1,010,764
	Province of British Columbia Canada
3,000,000	1.30%, 01/29/2031	2,619,805
800,000	4.80%, 06/11/2035	818,221
	Province of Manitoba Canada
500,000	2.13%, 06/22/2026(a)	493,348
500,000	4.30%, 07/27/2033	497,513
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Province of Ontario Canada
$ 1,000,000	0.63%, 01/21/2026(a)	$ 989,496
1,000,000	1.13%, 10/07/2030	873,951
1,500,000	1.80%, 10/14/2031	1,319,759
800,000	4.85%, 06/11/2035	823,444
3,200,000	Province of Quebec Canada 1.35%, 05/28/2030	2,856,326
1,000,000	Republic of Italy Government International Bond 3.88%, 05/06/2051	724,445
	Republic of Poland Government International Bond
1,000,000	5.75%, 11/16/2032	1,071,408
1,000,000	5.38%, 02/12/2035	1,037,573
	Svensk Exportkredit AB
1,000,000	4.13%, 06/14/2028	1,009,632
1,000,000	4.88%, 10/04/2030	1,045,030
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	505,200
1,500,000	5.44%, 02/14/2037	1,568,250
500,000	4.98%, 04/20/2055	454,750
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.70% (Cost $126,150,600)		$123,082,124
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.66%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	491,983
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	296,108
	Series 2019-BN20 Class ASB
1,764,891	2.93%, 09/15/2062	1,716,649
	Series 2024-BNK48 Class A5
1,000,000	5.05%, 10/15/2057	1,017,763
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	3,963,270
	Barclays Commercial Mortgage Securities Trust
	Series 2021-C10 Class A5
1,495,811	2.49%, 07/15/2054	1,355,081
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	883,803
	Benchmark Mortgage Trust
	Series 2018-B4 Class A5
1,100,000	4.12%, 07/15/2051(d)	1,091,035

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-B7 Class A3
$ 2,200,000	4.24%, 05/15/2053	$ 2,194,358
	Series 2019-B9 Class A4
590,838	3.75%, 03/15/2052	580,223
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	279,054
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	894,990
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	986,339
	Citigroup Commercial Mortgage Trust
	Series 2015-GC31 Class A4
165,275	3.76%, 06/10/2048	162,293
	Series 2018-C6 Class A4
2,095,000	4.41%, 11/10/2051	2,080,303
238,000	COMM Mortgage Trust Series 2018-COR3 Class A3 4.23%, 05/10/2051	234,477
1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,807,254
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
3,115,000	3.44%, 11/10/2049(d)	3,082,295
	Series 2019-GC42 Class A4
1,000,000	3.00%, 09/10/2052	938,747
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	619,843
1,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	1,537,860
1,000,000	Morgan Stanley Capital I Trust Series 2018-H3 Class A5 4.18%, 07/15/2051	993,566
	Wells Fargo Commercial Mortgage Trust
	Series 2019-C52 Class A5
2,400,000	2.89%, 08/15/2052	2,260,019
	Series 2020-C55 Class A5
1,000,000	2.73%, 02/15/2053	931,988
		30,399,301
U.S. Government Agency — 25.13%
	Federal Home Loan Mortgage Corp
17,359	4.00%, 05/01/2026	17,317
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 19,403	3.00%, 01/01/2027	$ 19,257
622	7.50%, 05/01/2027	627
106,606	2.50%, 11/01/2028	104,819
67,299	3.00%, 01/01/2029	66,452
250,581	3.00%, 02/01/2029	246,723
3,642	6.50%, 04/01/2029	3,762
760	7.50%, 08/01/2030	786
845,827	2.50%, 12/01/2031	816,963
149,515	2.50%, 02/01/2032	144,197
95,795	3.50%, 04/01/2032	94,187
25,087	6.50%, 11/01/2032	26,124
148,964	3.00%, 04/01/2033	145,520
87,490	3.50%, 05/01/2033	86,312
119,010	3.50%, 06/01/2033	116,579
178,821	4.00%, 07/01/2033	178,567
690,034	3.00%, 01/01/2034	671,396
91,251	3.50%, 03/01/2034	89,980
180,583	4.00%, 06/01/2034	178,937
151,290	3.50%, 09/01/2034	148,693
244,737	2.00%, 10/01/2034	227,059
492,681	3.00%, 12/01/2034	477,411
596,836	2.50%, 02/01/2035	566,501
148,439	2.50%, 03/01/2035	139,833
408,818	1.50%, 07/01/2035	367,844
1,298,403	2.00%, 07/01/2035	1,200,311
385,803	3.00%, 07/01/2035	371,465
558,465	2.00%, 08/01/2035	517,750
1,025,290	1.50%, 10/01/2035	922,498
767,782	2.00%, 10/01/2035	709,910
1,197,000	1.50%, 12/01/2035	1,076,996
117,505	2.00%, 12/01/2035	108,646
1,216,597	2.00%, 01/01/2036	1,124,871
1,094,493	1.50%, 02/01/2036	982,041
379,818	2.00%, 02/01/2036	350,004
1,195,529	2.50%, 02/01/2036	1,129,542
233,480	2.00%, 03/01/2036	215,153
6,017	6.00%, 03/01/2036	6,346
6,646	6.00%, 04/01/2036	7,012
446,269	1.00%, 05/01/2036	391,515
411,730	1.50%, 05/01/2036	369,417
1,785,345	2.00%, 05/01/2036	1,643,519
217,186	1.50%, 06/01/2036	195,409
24,593	5.00%, 06/01/2036	25,189
1,023,331	1.50%, 07/01/2036	917,236
192,123	1.00%, 08/01/2036	168,546
659,485	1.50%, 09/01/2036	591,299
603,130	2.00%, 09/01/2036	555,109
489,634	3.00%, 09/01/2036	464,724
555,661	1.50%, 10/01/2036	497,605
2,603,185	2.00%, 10/01/2036	2,394,866
1,698,127	2.50%, 10/01/2036	1,598,038
1,970,016	1.50%, 12/01/2036	1,763,823
840,690	1.50%, 01/01/2037	752,361
312,540	1.50%, 03/01/2037	279,628
1,123,600	2.00%, 03/01/2037	1,040,891
909,535	2.00%, 04/01/2037	835,833
351,927	1.50%, 05/01/2037	314,867
1,083,904	1.50%, 06/01/2037	969,759

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 286,696	4.00%, 07/01/2037	$ 281,849
326,833	5.00%, 10/01/2037	330,644
147,944	4.50%, 11/01/2037	147,948
11,336	5.50%, 11/01/2037	11,748
161,940	4.00%, 12/01/2037	159,309
461,528	4.50%, 12/01/2037	460,989
7,903	5.50%, 12/01/2037	8,046
486,038	3.50%, 01/01/2038	470,892
255,572	4.00%, 05/01/2038	251,439
228,679	5.50%, 07/01/2038	233,929
70,963	3.50%, 10/01/2038	68,322
238,335	5.50%, 11/01/2038	243,808
475,240	5.50%, 05/01/2039	486,156
719,761	6.00%, 07/01/2039	743,734
497,167	4.00%, 11/01/2039	489,311
55,082	5.00%, 12/01/2039	56,476
578,528	3.00%, 02/01/2040	539,050
1,176,937	4.50%, 02/01/2040	1,176,066
124,026	5.00%, 02/01/2040	127,166
812,969	5.50%, 03/01/2040	830,907
107,517	5.00%, 05/01/2040	110,240
193,010	2.50%, 07/01/2040	175,357
958,004	5.00%, 07/01/2040	968,001
167,013	2.50%, 08/01/2040	151,667
669,355	5.00%, 08/01/2040	677,140
1,007,803	2.00%, 10/01/2040	885,188
319,511	1.50%, 11/01/2040	267,494
420,397	2.00%, 12/01/2040	364,214
637,767	2.50%, 12/01/2040	577,806
479,227	4.00%, 02/01/2041	468,223
629,470	2.00%, 03/01/2041	544,128
81,643	4.00%, 04/01/2041	79,619
210,642	1.50%, 05/01/2041	178,031
1,092,212	2.00%, 07/01/2041	949,404
294,417	2.50%, 07/01/2041	264,296
438,544	2.00%, 08/01/2041	380,749
1,432,518	2.00%, 10/01/2041	1,238,855
517,955	2.00%, 11/01/2041	448,299
550,568	1.50%, 12/01/2041	463,951
605,108	2.50%, 04/01/2042	537,602
404,236	2.50%, 09/01/2042	360,118
252,870	3.50%, 11/01/2042	238,914
208,502	3.50%, 05/01/2043	197,017
305,908	4.00%, 11/01/2043	297,497
301,580	3.50%, 11/01/2044	283,864
904,861	3.00%, 04/01/2045	824,595
735,668	5.00%, 06/01/2045	739,808
531,212	3.00%, 08/01/2045	483,499
337,553	4.50%, 09/01/2045	335,136
325,028	3.50%, 10/01/2045	305,933
861,056	3.50%, 04/01/2046	807,325
1,627,657	3.00%, 08/01/2046	1,471,261
2,729,390	3.00%, 01/01/2047	2,466,558
2,117,596	3.00%, 02/01/2047	1,916,004
887,162	3.50%, 02/01/2047	826,704
819,613	4.00%, 02/01/2047	796,645
433,400	2.50%, 03/01/2047	375,632
952,024	3.50%, 07/01/2047	899,722
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 986,690	4.00%, 08/01/2047	$ 945,937
420,776	3.50%, 11/01/2047	392,034
406,059	4.00%, 11/01/2047	390,118
235,042	4.50%, 01/01/2048	231,520
894,658	3.50%, 02/01/2048	832,346
305,786	4.00%, 03/01/2048	293,851
938,680	3.50%, 08/01/2048	865,888
169,536	4.00%, 08/01/2048	162,907
106,537	4.50%, 08/01/2048	104,977
120,698	4.00%, 09/01/2048	116,051
2,466,697	4.00%, 11/01/2048	2,369,314
54,232	4.00%, 01/01/2049	52,154
936,174	4.50%, 03/01/2049	926,013
1,501,549	3.50%, 05/01/2049	1,399,351
3,484,239	3.50%, 06/01/2049	3,221,646
410,807	5.50%, 06/01/2049	422,736
304,757	4.50%, 08/01/2049	300,723
411,784	5.00%, 08/01/2049	415,486
1,298,660	3.00%, 09/01/2049	1,155,862
386,550	4.00%, 09/01/2049	369,964
656,057	2.50%, 10/01/2049	559,418
275,284	3.00%, 10/01/2049	246,615
57,710	3.50%, 10/01/2049	53,273
144,317	4.00%, 10/01/2049	138,214
794,345	4.50%, 11/01/2049	783,503
1,561,797	3.50%, 12/01/2049	1,453,672
326,052	3.50%, 01/01/2050	303,875
1,215,909	3.00%, 02/01/2050	1,088,149
118,601	3.00%, 03/01/2050	106,076
143,604	5.00%, 03/01/2050	144,944
318,027	3.00%, 04/01/2050	282,701
474,267	3.50%, 04/01/2050	439,364
1,417,654	2.50%, 05/01/2050	1,208,604
553,994	4.00%, 05/01/2050	530,361
3,235,504	2.50%, 07/01/2050	2,750,063
83,444	4.00%, 07/01/2050	79,670
647,398	4.50%, 07/01/2050	633,091
1,092,150	2.00%, 08/01/2050	886,733
2,461,955	3.00%, 08/01/2050	2,185,020
5,150,554	2.00%, 09/01/2050	4,195,748
2,458,713	2.50%, 09/01/2050	2,092,933
2,916,655	3.00%, 09/01/2050	2,584,247
152,114	3.50%, 09/01/2050	140,458
80,620	4.00%, 09/01/2050	76,973
784,401	2.00%, 10/01/2050	640,271
829,186	2.50%, 10/01/2050	705,112
2,975,888	3.00%, 10/01/2050	2,638,549
2,029,613	1.50%, 11/01/2050	1,561,214
6,190,113	2.00%, 11/01/2050	5,037,393
821,092	2.50%, 11/01/2050	703,999
1,682,930	1.50%, 12/01/2050	1,293,934
4,327,614	2.00%, 12/01/2050	3,519,915
399,029	3.00%, 12/01/2050	353,797
6,422,408	2.00%, 01/01/2051	5,226,422
6,107,377	2.50%, 01/01/2051	5,172,781
3,826,292	1.50%, 03/01/2051	2,948,287
7,655,893	2.00%, 03/01/2051	6,231,842
750,494	1.50%, 04/01/2051	576,828

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,184,592	2.00%, 04/01/2051	$ 1,776,791
493,667	2.50%, 04/01/2051	419,514
6,065,034	2.00%, 05/01/2051	4,913,189
3,843,049	2.50%, 05/01/2051	3,270,482
1,589,431	1.50%, 06/01/2051	1,221,601
930,648	3.50%, 06/01/2051	855,886
3,060,823	2.00%, 08/01/2051	2,481,698
1,279,202	2.50%, 08/01/2051	1,085,305
3,861,045	2.50%, 09/01/2051	3,285,394
2,835,465	1.50%, 10/01/2051	2,179,578
9,073,061	2.00%, 10/01/2051	7,355,412
10,438,037	2.50%, 10/01/2051	8,825,828
8,650,705	2.00%, 11/01/2051	7,020,026
5,874,462	2.50%, 11/01/2051	4,978,587
4,872,313	2.00%, 12/01/2051	3,952,566
3,481,974	2.50%, 12/01/2051	2,950,228
3,273,358	3.00%, 12/01/2051	2,893,601
2,003,729	2.00%, 01/01/2052	1,623,359
5,884,782	2.50%, 01/01/2052	5,033,478
757,287	3.00%, 01/01/2052	665,871
648,048	2.00%, 02/01/2052	522,516
1,913,739	2.50%, 02/01/2052	1,626,982
3,416,846	2.00%, 03/01/2052	2,776,246
2,726,731	3.00%, 03/01/2052	2,407,413
331,175	3.50%, 03/01/2052	304,539
4,222,266	2.50%, 04/01/2052	3,577,685
268,241	3.00%, 04/01/2052	239,258
1,858,496	3.50%, 04/01/2052	1,701,872
5,815,957	3.00%, 05/01/2052	5,121,322
1,181,075	4.00%, 05/01/2052	1,115,405
842,129	3.00%, 06/01/2052	747,692
4,044,904	3.50%, 06/01/2052	3,710,759
475,838	4.50%, 06/01/2052	463,783
1,852,758	2.50%, 07/01/2052	1,565,278
329,428	3.50%, 07/01/2052	304,622
532,856	4.50%, 07/01/2052	519,138
223,978	5.00%, 07/01/2052	223,853
589,271	3.50%, 08/01/2052	544,835
3,745,554	4.00%, 08/01/2052	3,539,988
2,564,792	2.50%, 09/01/2052	2,167,797
473,787	4.00%, 09/01/2052	452,670
6,399,313	4.50%, 09/01/2052	6,243,495
2,348,696	5.00%, 09/01/2052	2,340,742
2,952,345	3.50%, 10/01/2052	2,701,836
1,925,290	4.00%, 10/01/2052	1,821,526
405,981	4.50%, 10/01/2052	396,906
450,980	5.00%, 10/01/2052	452,436
360,061	5.50%, 10/01/2052	364,489
231,740	6.00%, 10/01/2052	237,966
464,793	4.50%, 11/01/2052	462,037
2,066,584	5.00%, 11/01/2052	2,061,961
511,092	5.50%, 11/01/2052	518,760
663,588	4.50%, 12/01/2052	646,571
2,771,211	5.00%, 12/01/2052	2,765,075
813,425	5.50%, 12/01/2052	827,671
373,371	6.00%, 12/01/2052	383,357
477,479	5.00%, 01/01/2053	477,120
953,392	5.50%, 01/01/2053	968,282
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,451,012	6.00%, 01/01/2053	$ 1,496,683
604,627	5.50%, 02/01/2053	613,530
209,777	6.50%, 02/01/2053	218,522
637,445	5.00%, 03/01/2053	638,904
505,346	5.50%, 03/01/2053	515,432
561,516	4.50%, 04/01/2053	546,710
991,888	5.50%, 04/01/2053	1,009,332
715,366	5.00%, 05/01/2053	716,609
2,561,375	5.50%, 05/01/2053	2,593,134
603,495	4.50%, 06/01/2053	587,581
638,895	5.00%, 06/01/2053	642,116
713,345	5.50%, 06/01/2053	724,698
1,155,532	5.00%, 07/01/2053	1,150,726
384,071	5.50%, 07/01/2053	390,745
565,366	6.00%, 07/01/2053	579,507
1,891,709	5.00%, 08/01/2053	1,880,232
370,024	5.50%, 08/01/2053	373,669
854,777	6.00%, 08/01/2053	883,314
293,322	6.50%, 08/01/2053	308,330
348,404	5.00%, 09/01/2053	346,603
590,650	6.50%, 09/01/2053	615,850
1,543,330	5.50%, 10/01/2053	1,560,783
5,407,693	6.00%, 10/01/2053	5,555,763
717,814	6.50%, 10/01/2053	742,575
1,043,183	5.00%, 11/01/2053	1,038,208
528,234	5.50%, 11/01/2053	534,294
353,047	6.00%, 11/01/2053	368,833
739,666	6.50%, 11/01/2053	776,213
1,081,633	5.50%, 12/01/2053	1,093,291
2,909,153	6.00%, 01/01/2054	2,992,277
441,572	7.00%, 01/01/2054	466,599
1,406,416	5.50%, 02/01/2054	1,439,083
2,465,168	5.50%, 03/01/2054	2,489,326
1,416,997	6.50%, 03/01/2054	1,473,748
292,061	7.00%, 04/01/2054	305,867
4,409,524	6.50%, 05/01/2054	4,561,744
2,481,035	5.50%, 06/01/2054	2,505,221
1,452,592	5.00%, 08/01/2054	1,441,312
12,702,210	6.00%, 08/01/2054	12,996,202
1,207,995	6.50%, 08/01/2054	1,248,556
7,007,673	5.50%, 09/01/2054	7,077,556
3,330,710	6.00%, 09/01/2054	3,404,001
818,541	6.50%, 09/01/2054	844,896
939,055	5.00%, 10/01/2054	931,763
2,394,936	5.50%, 10/01/2054	2,416,360
5,350,173	6.00%, 10/01/2054	5,464,187
797,364	6.50%, 10/01/2054	824,137
6,240,118	5.00%, 11/01/2054	6,194,011
7,385,285	5.50%, 11/01/2054	7,451,322
871,784	6.00%, 11/01/2054	890,906
2,589,689	4.50%, 12/01/2054	2,512,565
1,601,523	5.00%, 12/01/2054	1,589,087
7,051,411	5.50%, 12/01/2054	7,112,531
790,113	5.00%, 01/01/2055	783,978
755,360	5.50%, 01/01/2055	761,869
2,207,796	5.00%, 02/01/2055	2,190,652
1,549,464	6.00%, 02/01/2055	1,584,465
762,871	7.00%, 02/01/2055	798,121

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,878,520	6.00%, 05/01/2055	$ 3,971,065
2,821,930	6.50%, 06/01/2055	2,917,161
1,072,846	4.00%, 07/01/2055	1,011,456
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
471,989	3.15%, 11/25/2025	470,441
	Series K061 Class A2
1,802,818	3.35%, 11/25/2026(d)	1,784,870
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,085,649
	Series K077 Class A2
2,750,000	3.85%, 05/25/2028(d)	2,744,577
	Series K084 Class A2
1,500,000	3.78%, 10/25/2028(d)	1,493,313
	Series K087 Class A2
1,565,000	3.77%, 12/25/2028	1,557,653
	Series K092 Class A2
2,150,000	3.30%, 04/25/2029	2,104,663
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,402,004
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	946,530
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,911,983
	Series K104 Class A2
300,000	2.25%, 01/25/2030	280,059
	Series K127 Class A2
500,000	2.11%, 01/25/2031	452,755
	Series K130 Class A2
1,800,000	1.72%, 06/25/2031	1,584,008
	Series K154 Class A2
1,900,000	3.42%, 04/25/2032	1,853,640
	Series K-157 Class A2
2,954,000	4.20%, 05/25/2033	2,928,955
	Series KJ37 Class A2
500,000	2.33%, 11/25/2030	467,291
	Federal National Mortgage Association
393,255	2.50%, 06/01/2028	386,185
5,376	6.00%, 01/01/2029	5,514
107,237	3.00%, 03/01/2029	105,510
71,137	3.50%, 04/01/2029	70,565
43,542	3.50%, 09/01/2029	43,166
76,464	4.00%, 09/01/2030	76,101
228,945	3.00%, 10/01/2030	224,167
22,762	8.00%, 10/01/2030	22,885
551,179	2.50%, 09/01/2031	532,354
141,731	2.00%, 10/01/2031	135,234
71,176	3.50%, 01/01/2032	69,944
488,040	3.50%, 02/01/2032	480,763
21,491	6.50%, 06/01/2032	22,178
224,504	3.00%, 08/01/2032	218,633
20,652	6.50%, 08/01/2032	21,311
672,852	3.00%, 10/01/2032	651,076
57,120	3.00%, 11/01/2032	55,521
168,778	2.50%, 01/01/2033	164,092
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 254,065	3.00%, 02/01/2033	$ 245,239
63,458	5.50%, 03/01/2033	63,996
274,912	3.00%, 04/01/2033	264,456
12,529	5.00%, 09/01/2033	12,708
1,069,302	3.00%, 12/01/2033	1,041,750
15,628	5.50%, 01/01/2034	16,012
99,737	4.00%, 02/01/2034	98,818
148,052	3.50%, 03/01/2034	145,835
50,335	5.50%, 03/01/2034	50,762
56,419	5.50%, 05/01/2034	57,766
140,732	3.50%, 07/01/2034	139,497
135,440	2.50%, 09/01/2034	128,798
145,973	3.00%, 02/01/2035	140,913
16,982	5.50%, 02/01/2035	17,448
211,486	3.00%, 03/01/2035	202,788
610,612	3.00%, 04/01/2035	587,925
179,128	5.00%, 05/01/2035	183,210
532,345	2.00%, 06/01/2035	492,227
537,368	2.50%, 06/01/2035	510,659
216,766	3.50%, 06/01/2035	213,100
219,508	1.50%, 07/01/2035	197,505
4,050	5.00%, 07/01/2035	4,142
389,371	2.00%, 09/01/2035	359,805
153,969	3.50%, 09/01/2035	151,483
40,073	5.00%, 09/01/2035	40,810
583,945	1.50%, 10/01/2035	527,203
41,188	5.00%, 10/01/2035	42,153
32,483	6.00%, 10/01/2035	34,125
31,616	5.50%, 11/01/2035	32,881
1,349,917	2.00%, 12/01/2035	1,248,148
650,038	2.00%, 01/01/2036	599,014
634,673	2.50%, 01/01/2036	599,237
648,906	1.50%, 02/01/2036	582,237
1,824,763	2.00%, 02/01/2036	1,682,485
295,490	3.50%, 04/01/2036	285,636
41,490	6.00%, 04/01/2036	43,740
668,495	1.50%, 05/01/2036	599,797
1,090,594	2.00%, 05/01/2036	1,004,968
519,452	2.50%, 05/01/2036	489,640
1,532,111	2.00%, 06/01/2036	1,411,811
3,281,267	2.50%, 06/01/2036	3,093,902
817,850	1.50%, 07/01/2036	732,255
528,240	2.00%, 07/01/2036	486,760
276,768	2.50%, 07/01/2036	260,971
224,605	1.50%, 08/01/2036	202,086
386,342	2.00%, 08/01/2036	358,268
3,111	6.50%, 08/01/2036	3,234
1,207,906	1.50%, 09/01/2036	1,081,474
1,729,158	2.00%, 09/01/2036	1,593,360
136,188	1.00%, 10/01/2036	119,472
2,418,576	1.50%, 10/01/2036	2,168,169
579,791	2.00%, 10/01/2036	534,245
295,391	2.50%, 10/01/2036	277,964
1,000,159	1.50%, 11/01/2036	895,855
3,276,678	2.00%, 11/01/2036	3,018,176
297,150	2.50%, 11/01/2036	279,804
24,292	5.50%, 11/01/2036	25,276
630,573	1.50%, 12/01/2036	565,334

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 385,981	6.00%, 12/01/2036	$ 405,497
1,534,051	1.50%, 01/01/2037	1,373,481
2,418,951	2.00%, 01/01/2037	2,222,960
585,278	3.00%, 01/01/2037	560,030
1,142,964	2.00%, 02/01/2037	1,054,073
999,468	2.00%, 03/01/2037	924,049
783,992	2.00%, 04/01/2037	720,463
768,911	3.00%, 04/01/2037	736,499
457,388	3.50%, 07/01/2037	445,112
17,364	5.00%, 07/01/2037	17,572
353,030	2.50%, 08/01/2037	331,982
102,838	5.50%, 08/01/2037	106,955
515,904	3.00%, 09/01/2037	494,158
315,022	4.00%, 12/01/2037	309,970
184,995	5.50%, 01/01/2038	191,889
452,308	2.50%, 02/01/2038	425,346
84,659	6.00%, 03/01/2038	89,207
42,450	5.50%, 07/01/2038	44,170
259,729	5.00%, 09/01/2038	262,645
28,611	2.50%, 05/01/2039	26,588
26,069	6.00%, 05/01/2039	27,472
182,832	4.50%, 08/01/2039	184,118
231,538	5.00%, 08/01/2039	237,119
739,879	5.00%, 09/01/2039	747,590
180,533	5.00%, 12/01/2039	184,909
96,548	4.50%, 03/01/2040	96,930
471,831	2.50%, 05/01/2040	429,504
569,871	3.00%, 05/01/2040	542,510
1,504,214	2.00%, 06/01/2040	1,325,302
139,349	5.00%, 06/01/2040	142,710
111,243	4.50%, 08/01/2040	111,524
406,961	2.00%, 09/01/2040	357,755
226,176	2.50%, 09/01/2040	205,405
514,164	3.00%, 09/01/2040	485,021
401,657	2.50%, 10/01/2040	364,509
762,469	2.00%, 11/01/2040	662,091
69,572	4.50%, 11/01/2040	69,718
103,445	5.00%, 11/01/2040	105,939
258,668	1.50%, 01/01/2041	216,169
454,447	2.00%, 02/01/2041	393,124
935,371	4.00%, 02/01/2041	911,470
381,280	4.50%, 03/01/2041	381,579
368,125	2.00%, 04/01/2041	320,473
203,591	2.00%, 05/01/2041	177,227
274,741	5.00%, 05/01/2041	281,367
288,165	2.00%, 06/01/2041	249,240
693,495	2.00%, 08/01/2041	602,386
479,693	1.50%, 09/01/2041	404,529
938,236	2.50%, 09/01/2041	841,083
644,429	1.50%, 10/01/2041	543,251
872,080	2.00%, 10/01/2041	755,342
783,193	2.50%, 10/01/2041	701,285
133,211	4.50%, 10/01/2041	133,272
1,199,938	1.50%, 12/01/2041	993,638
1,872,048	2.00%, 12/01/2041	1,619,130
376,108	3.50%, 12/01/2041	357,872
367,380	4.00%, 01/01/2042	357,875
794,193	2.00%, 03/01/2042	685,900
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 993,869	1.50%, 04/01/2042	$ 835,663
390,302	3.00%, 06/01/2042	358,848
377,451	3.50%, 08/01/2042	355,484
235,063	3.00%, 09/01/2042	216,346
607,629	3.00%, 12/01/2042	558,801
634,725	3.00%, 02/01/2043	584,392
287,226	5.00%, 03/01/2043	290,613
268,695	3.00%, 04/01/2043	247,021
488,608	3.50%, 04/01/2043	459,492
1,126,079	3.50%, 05/01/2043	1,061,947
126,153	4.00%, 07/01/2043	122,537
494,855	3.00%, 08/01/2043	454,782
281,935	3.50%, 08/01/2043	265,996
126,654	4.00%, 09/01/2043	122,945
294,287	3.50%, 08/01/2044	277,213
501,877	4.00%, 08/01/2044	486,968
888,500	5.50%, 12/01/2044	902,921
169,108	4.00%, 06/01/2045	162,796
1,236,088	2.50%, 07/01/2045	1,069,478
1,031,565	3.50%, 07/01/2045	969,741
367,626	3.50%, 11/01/2045	344,071
713,608	1.50%, 02/01/2046	559,998
1,054,446	3.50%, 02/01/2046	986,946
593,174	4.00%, 03/01/2046	573,228
1,126,380	3.00%, 06/01/2046	1,019,324
1,310,483	3.00%, 09/01/2046	1,184,293
899,016	4.00%, 09/01/2046	869,900
286,771	2.50%, 10/01/2046	248,921
1,168,480	3.00%, 10/01/2046	1,056,854
230,960	4.00%, 10/01/2046	222,052
656,901	3.00%, 12/01/2046	593,647
315,995	3.50%, 12/01/2046	294,930
1,046,687	3.50%, 01/01/2047	976,714
187,161	4.00%, 03/01/2047	178,204
287,297	4.00%, 06/01/2047	273,541
223,381	4.00%, 07/01/2047	212,685
3,803,287	3.50%, 10/01/2047	3,542,045
663,341	4.00%, 10/01/2047	637,232
4,344,701	3.50%, 01/01/2048	4,046,768
866,304	3.50%, 02/01/2048	805,560
793,119	4.50%, 02/01/2048	783,110
559,001	3.00%, 05/01/2048	503,084
592,702	3.50%, 05/01/2048	549,948
270,898	4.50%, 05/01/2048	267,971
260,971	4.00%, 10/01/2048	250,496
285,481	4.00%, 11/01/2048	274,174
2,043,825	4.50%, 11/01/2048	2,018,459
237,606	5.00%, 11/01/2048	239,815
1,019,760	4.00%, 01/01/2049	976,929
290,609	4.50%, 02/01/2049	285,948
465,071	3.50%, 03/01/2049	434,335
716,001	3.50%, 05/01/2049	673,141
926,594	3.50%, 06/01/2049	864,249
1,772,106	4.00%, 06/01/2049	1,696,618
851,404	3.50%, 07/01/2049	795,856
2,258,632	4.00%, 07/01/2049	2,170,101
711,508	4.50%, 07/01/2049	700,036
1,161,995	3.50%, 08/01/2049	1,077,503

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 791,900	4.00%, 08/01/2049	$ 755,905
328,565	3.00%, 09/01/2049	293,770
776,878	3.50%, 09/01/2049	717,767
261,987	4.50%, 09/01/2049	258,519
642,663	4.50%, 10/01/2049	633,001
1,029,102	3.50%, 11/01/2049	960,882
3,176,575	3.00%, 12/01/2049	2,830,380
912,019	3.50%, 12/01/2049	846,294
2,139,118	2.50%, 01/01/2050	1,823,355
642,192	3.00%, 01/01/2050	574,496
306,142	4.00%, 01/01/2050	291,119
2,919,369	3.00%, 02/01/2050	2,606,132
410,460	4.50%, 02/01/2050	402,034
2,368,318	3.00%, 03/01/2050	2,096,933
514,634	3.50%, 03/01/2050	474,524
763,562	4.00%, 03/01/2050	733,751
388,365	3.00%, 04/01/2050	345,065
1,124,754	4.50%, 04/01/2050	1,120,061
1,223,738	2.50%, 05/01/2050	1,041,984
608,829	3.50%, 05/01/2050	562,007
6,556,071	2.50%, 06/01/2050	5,586,238
272,255	4.00%, 06/01/2050	260,150
130,781	4.50%, 06/01/2050	128,043
336,978	2.50%, 07/01/2050	287,025
2,821,642	3.00%, 07/01/2050	2,499,369
444,488	4.00%, 07/01/2050	423,896
3,545,746	2.00%, 08/01/2050	2,884,501
3,403,421	2.50%, 08/01/2050	2,911,749
521,541	4.00%, 08/01/2050	500,437
2,194,675	2.00%, 09/01/2050	1,795,270
932,088	2.50%, 09/01/2050	792,523
1,099,816	3.00%, 09/01/2050	975,736
390,055	1.50%, 10/01/2050	299,896
2,937,711	2.50%, 10/01/2050	2,510,097
894,111	3.00%, 10/01/2050	802,400
2,502,033	1.50%, 11/01/2050	1,924,632
3,882,982	2.00%, 11/01/2050	3,166,190
534,326	2.50%, 11/01/2050	454,631
938,354	4.00%, 11/01/2050	904,382
4,628,656	2.00%, 12/01/2050	3,768,297
704,080	2.50%, 12/01/2050	594,513
2,537,755	3.00%, 12/01/2050	2,256,142
69,180	4.00%, 12/01/2050	65,697
3,512,205	1.50%, 01/01/2051	2,700,329
15,450,916	2.00%, 01/01/2051	12,570,415
1,767,049	2.50%, 01/01/2051	1,509,459
454,751	3.50%, 01/01/2051	419,902
9,281,150	2.00%, 02/01/2051	7,548,355
1,264,414	2.50%, 02/01/2051	1,073,073
236,053	4.00%, 02/01/2051	226,829
3,314,178	2.00%, 03/01/2051	2,690,287
387,483	3.50%, 03/01/2051	359,651
987,139	1.50%, 04/01/2051	758,465
4,878,850	2.50%, 04/01/2051	4,167,059
985,183	3.00%, 04/01/2051	886,677
3,060,283	2.00%, 05/01/2051	2,478,314
2,061,872	2.50%, 05/01/2051	1,764,848
6,507,349	3.00%, 05/01/2051	5,766,929
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 639,337	1.50%, 06/01/2051	$ 491,384
413,519	2.00%, 06/01/2051	333,430
5,116,317	2.50%, 06/01/2051	4,360,860
701,309	3.00%, 06/01/2051	630,604
15,649,127	2.00%, 07/01/2051	12,710,945
2,879,502	2.00%, 08/01/2051	2,340,596
2,139,682	2.50%, 08/01/2051	1,810,704
606,437	3.00%, 08/01/2051	535,300
2,226,893	1.50%, 09/01/2051	1,712,121
8,888,409	2.00%, 09/01/2051	7,190,682
13,503,290	2.50%, 09/01/2051	11,466,912
1,685,427	1.50%, 10/01/2051	1,295,652
14,593,439	2.00%, 10/01/2051	11,894,549
16,809,503	2.50%, 10/01/2051	14,310,797
3,104,753	2.50%, 11/01/2051	2,631,916
4,884,732	3.50%, 11/01/2051	4,504,162
6,440,510	2.00%, 12/01/2051	5,221,122
682,041	2.50%, 12/01/2051	578,290
13,170,324	2.00%, 01/01/2052	10,677,637
3,113,363	2.50%, 01/01/2052	2,632,917
1,858,608	3.00%, 01/01/2052	1,648,570
11,130,829	2.00%, 02/01/2052	9,024,679
1,046,088	2.50%, 02/01/2052	886,813
2,254,411	3.00%, 02/01/2052	2,006,452
508,765	4.00%, 02/01/2052	481,079
3,700,326	2.00%, 03/01/2052	3,018,693
1,937,505	2.50%, 03/01/2052	1,667,702
1,239,410	3.00%, 03/01/2052	1,090,540
3,090,390	2.00%, 04/01/2052	2,501,766
3,790,127	2.50%, 04/01/2052	3,218,019
3,062,463	3.00%, 04/01/2052	2,718,324
377,618	3.50%, 04/01/2052	345,230
952,118	4.00%, 04/01/2052	898,244
623,293	2.00%, 05/01/2052	510,778
1,187,490	2.50%, 05/01/2052	985,848
814,698	3.00%, 05/01/2052	717,214
3,107,768	3.50%, 05/01/2052	2,851,861
2,576,361	4.00%, 05/01/2052	2,434,723
916,157	3.00%, 06/01/2052	805,659
3,013,291	3.50%, 06/01/2052	2,770,556
6,293,031	4.00%, 06/01/2052	5,970,128
5,283,564	3.00%, 07/01/2052	4,650,426
6,629,364	4.50%, 07/01/2052	6,469,712
951,516	5.00%, 07/01/2052	948,343
505,941	3.50%, 08/01/2052	462,414
4,119,680	4.00%, 09/01/2052	3,895,554
966,040	4.50%, 09/01/2052	950,961
504,591	5.00%, 09/01/2052	504,131
1,609,269	5.50%, 09/01/2052	1,633,770
2,211,778	4.50%, 10/01/2052	2,164,011
1,975,290	5.00%, 10/01/2052	1,973,331
818,483	4.50%, 11/01/2052	803,523
2,980,285	5.00%, 11/01/2052	2,988,127
719,892	5.50%, 11/01/2052	732,896
1,080,718	4.00%, 12/01/2052	1,021,224
2,661,886	5.50%, 12/01/2052	2,708,051
1,853,253	6.00%, 12/01/2052	1,911,394
670,834	4.00%, 01/01/2053	633,602

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 977,861	4.50%, 01/01/2053	$ 953,863
1,445,573	5.50%, 01/01/2053	1,467,929
463,319	6.00%, 01/01/2053	477,752
481,197	6.50%, 01/01/2053	497,895
730,634	5.50%, 02/01/2053	744,764
414,309	6.00%, 02/01/2053	428,300
277,141	7.00%, 02/01/2053	290,319
643,391	6.50%, 03/01/2053	667,034
2,014,279	5.00%, 04/01/2053	2,006,938
1,415,258	5.50%, 04/01/2053	1,433,133
654,010	6.00%, 04/01/2053	671,823
224,329	6.50%, 04/01/2053	233,674
411,777	4.00%, 05/01/2053	388,688
1,521,068	5.00%, 05/01/2053	1,516,331
849,751	5.50%, 05/01/2053	859,854
1,998,237	6.00%, 05/01/2053	2,061,056
871,756	6.50%, 05/01/2053	905,679
1,056,087	4.00%, 06/01/2053	996,869
1,771,043	5.00%, 06/01/2053	1,764,132
652,694	4.50%, 07/01/2053	635,281
831,416	5.00%, 07/01/2053	832,838
586,533	5.50%, 07/01/2053	596,703
1,097,408	6.00%, 07/01/2053	1,129,582
907,279	6.50%, 07/01/2053	940,391
5,007,459	5.50%, 08/01/2053	5,089,540
378,721	6.00%, 08/01/2053	391,388
618,492	6.50%, 08/01/2053	650,385
591,130	5.50%, 09/01/2053	601,898
2,605,454	6.00%, 09/01/2053	2,669,257
604,302	6.00%, 10/01/2053	620,305
1,720,063	6.50%, 10/01/2053	1,781,532
986,572	5.50%, 11/01/2053	1,006,273
1,369,461	6.00%, 11/01/2053	1,413,123
2,921,640	6.50%, 11/01/2053	3,023,035
1,463,054	6.50%, 12/01/2053	1,515,876
538,162	7.00%, 12/01/2053	562,770
346,512	5.50%, 01/01/2054	350,247
1,571,125	6.50%, 01/01/2054	1,626,532
2,658,175	7.00%, 01/01/2054	2,796,609
151,564	7.50%, 01/01/2054	160,943
1,175,023	6.50%, 02/01/2054	1,229,083
566,683	7.00%, 02/01/2054	592,595
247,167	7.50%, 02/01/2054	262,119
739,668	6.50%, 03/01/2054	777,423
1,055,796	4.00%, 04/01/2054	995,390
733,100	7.00%, 06/01/2054	771,368
5,342,713	6.00%, 08/01/2054	5,461,950
1,487,980	6.50%, 08/01/2054	1,538,133
4,175,157	6.00%, 09/01/2054	4,266,888
1,456,534	5.00%, 11/01/2054	1,445,224
1,077,898	4.00%, 12/01/2054	1,018,645
2,645,439	5.00%, 12/01/2054	2,624,898
4,040,698	5.50%, 12/01/2054	4,075,722
8,135,459	6.00%, 12/01/2054	8,314,191
4,157,881	5.50%, 01/01/2055	4,196,277
858,927	6.50%, 02/01/2055	887,920
919,244	6.50%, 04/01/2055	950,274
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
$ 664,788	2.66%, 12/25/2026(d)	$ 653,069
	Series 2017-M5 Class A2
362,151	3.11%, 04/25/2029(d)	351,686
	Series 2018-M12 Class A2
350,000	3.75%, 08/25/2030(d)	343,039
	Series 2018-M14 Class A2
1,320,795	3.70%, 08/25/2028(d)	1,304,250
	Series 2019-M1 Class A2
1,418,171	3.66%, 09/25/2028(d)	1,400,484
	Series 2019-M22 Class A2
1,925,673	2.52%, 08/25/2029	1,820,913
	Series 2020-M1 Class A2
650,000	2.44%, 10/25/2029	607,825
	Series 21-M12 Class 2A2
1,000,000	2.20%, 05/25/2033(d)	848,964
	Government National Mortgage Association
1,040	3.50%, 02/15/2026	1,037
58,863	5.00%, 11/15/2033	60,132
11,548	5.50%, 12/15/2035	11,838
16,290	5.00%, 12/20/2035	16,651
32,694	6.00%, 01/20/2036	34,255
37,616	5.50%, 02/20/2036	38,886
217,536	2.50%, 05/20/2036	202,521
102,609	2.00%, 06/20/2036	94,312
144,539	2.00%, 12/20/2036	134,270
225,357	5.00%, 06/15/2039	231,123
74,237	4.00%, 05/20/2040	72,190
64,188	4.50%, 07/20/2040	64,568
62,333	4.50%, 09/20/2040	62,664
255,157	4.00%, 10/15/2040	244,754
393,286	4.50%, 07/20/2041	395,615
118,795	4.00%, 09/15/2041	114,516
25,600	4.50%, 12/20/2041	25,815
509,073	2.50%, 12/20/2042	453,054
142,770	3.00%, 02/15/2043	130,611
1,021,763	3.50%, 02/20/2043	959,407
567,720	3.50%, 09/20/2043	535,099
1,510,232	3.50%, 06/20/2044	1,411,767
560,844	3.50%, 10/20/2044	524,621
452,210	4.50%, 11/20/2044	448,377
595,457	4.00%, 02/20/2045	572,649
550,252	3.00%, 06/20/2045	499,614
780,403	3.50%, 07/20/2045	727,266
421,817	3.00%, 08/20/2045	382,078
428,580	4.00%, 08/20/2045	408,489
972,990	3.50%, 10/20/2045	906,436
389,205	3.50%, 12/20/2045	362,040
408,887	3.50%, 02/20/2046	380,797
134,003	4.00%, 03/20/2046	128,705
553,570	3.00%, 07/20/2046	501,617
511,519	3.00%, 08/20/2046	463,840
1,687,561	3.00%, 09/20/2046	1,527,689
1,388,783	3.50%, 10/20/2046	1,291,216

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,073,181	3.00%, 12/20/2046	$ 1,875,920
751,261	3.50%, 12/20/2046	697,058
2,806,653	3.00%, 01/20/2047	2,544,175
907,334	4.50%, 02/20/2047	900,113
2,986,662	3.50%, 04/20/2047	2,749,867
410,036	4.00%, 06/20/2047	392,297
461,465	3.50%, 07/20/2047	428,369
493,040	3.50%, 08/20/2047	457,679
500,218	4.00%, 09/20/2047	474,150
348,899	4.50%, 11/15/2047	341,651
1,763,999	3.00%, 02/20/2048	1,593,967
288,751	4.00%, 02/20/2048	276,255
524,274	4.00%, 03/20/2048	501,585
442,715	4.50%, 03/20/2048	439,327
105,692	5.00%, 11/20/2048	107,066
2,004,986	4.00%, 12/20/2048	1,915,727
1,014,051	4.50%, 12/20/2048	1,001,278
208,809	4.50%, 03/20/2049	206,814
727,620	3.50%, 04/20/2049	669,517
264,173	3.50%, 05/20/2049	243,253
1,509,871	4.00%, 05/20/2049	1,433,243
116,126	2.50%, 08/20/2049	100,840
442,587	3.50%, 09/20/2049	407,375
518,362	2.50%, 10/20/2049	449,075
1,326,610	3.00%, 10/20/2049	1,192,585
1,573,664	3.00%, 11/20/2049	1,410,741
113,058	5.00%, 11/20/2049	114,597
482,214	3.00%, 12/20/2049	432,764
1,062,056	3.00%, 01/20/2050	934,114
355,184	2.50%, 02/20/2050	307,099
833,109	3.00%, 02/20/2050	746,604
2,944,103	2.50%, 03/20/2050	2,539,497
1,349,681	3.50%, 04/20/2050	1,242,132
241,501	5.00%, 04/20/2050	244,784
1,521,832	2.50%, 06/20/2050	1,311,753
895,379	4.00%, 06/20/2050	852,965
638,690	3.00%, 07/20/2050	572,205
2,397,881	2.00%, 08/20/2050	1,985,424
4,571,355	2.50%, 08/20/2050	3,939,585
1,514,136	3.00%, 08/20/2050	1,357,855
1,711,255	3.50%, 08/20/2050	1,569,467
151,400	4.00%, 08/20/2050	143,317
355,236	2.50%, 09/20/2050	306,086
504,262	3.50%, 09/20/2050	463,898
3,415,659	2.00%, 10/20/2050	2,824,955
1,141,613	2.50%, 10/20/2050	985,949
2,352,404	3.00%, 10/20/2050	2,110,577
1,714,604	2.50%, 11/20/2050	1,486,970
956,349	3.50%, 11/20/2050	880,195
5,386,608	2.00%, 12/20/2050	4,453,366
3,028,247	2.50%, 12/20/2050	2,609,308
1,556,488	2.00%, 01/20/2051	1,278,305
928,880	2.50%, 01/20/2051	800,371
632,764	4.00%, 01/20/2051	602,551
1,438,864	2.00%, 02/20/2051	1,191,354
3,376,915	2.00%, 03/20/2051	2,796,030
1,582,815	2.50%, 03/20/2051	1,363,832
784,292	1.50%, 04/20/2051	622,209
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,676,571	2.00%, 04/20/2051	$ 1,386,093
871,541	2.50%, 05/20/2051	750,686
546,995	3.00%, 05/20/2051	488,779
1,828,691	2.50%, 06/20/2051	1,575,109
373,033	3.50%, 06/20/2051	342,610
534,754	3.00%, 07/20/2051	477,839
1,034,045	2.00%, 08/20/2051	854,871
627,291	2.50%, 08/20/2051	540,494
1,671,659	3.00%, 08/20/2051	1,493,737
4,354,662	2.00%, 09/20/2051	3,600,103
5,286,212	2.50%, 09/20/2051	4,553,142
598,676	2.00%, 10/20/2051	494,938
2,248,826	2.50%, 10/20/2051	1,937,656
1,039,376	3.00%, 10/20/2051	928,751
82,571	5.00%, 10/20/2051	82,983
2,175,895	2.00%, 11/20/2051	1,798,852
1,002,546	2.50%, 11/20/2051	863,514
1,512,811	3.00%, 11/20/2051	1,351,793
1,312,411	3.50%, 11/20/2051	1,204,287
4,000,452	2.00%, 12/20/2051	3,307,231
10,604,865	2.50%, 12/20/2051	9,134,172
8,473,884	2.00%, 01/20/2052	7,005,449
610,888	2.50%, 01/20/2052	526,171
1,617,313	3.00%, 01/20/2052	1,445,096
1,904,115	2.00%, 02/20/2052	1,574,148
856,501	2.50%, 02/20/2052	738,583
1,360,345	3.00%, 02/20/2052	1,215,346
3,574,363	2.00%, 03/20/2052	2,954,946
293,049	3.00%, 03/20/2052	261,710
1,018,569	3.50%, 03/20/2052	937,714
3,833,782	2.50%, 04/20/2052	3,302,108
2,647,071	3.00%, 04/20/2052	2,363,980
542,689	3.50%, 04/20/2052	497,708
1,790,082	4.00%, 04/20/2052	1,697,616
1,682,091	3.00%, 05/20/2052	1,502,201
1,374,000	3.50%, 05/20/2052	1,263,931
1,384,572	3.50%, 06/20/2052	1,268,097
2,238,603	4.00%, 06/20/2052	2,127,118
2,162,247	4.50%, 06/20/2052	2,113,601
1,553,376	3.50%, 07/20/2052	1,418,846
909,149	5.50%, 07/20/2052	923,578
2,579,969	5.00%, 08/20/2052	2,581,957
397,162	3.50%, 09/20/2052	363,587
1,440,253	4.00%, 09/20/2052	1,364,516
1,482,846	4.50%, 09/20/2052	1,448,797
322,242	5.50%, 09/20/2052	327,640
1,086,919	4.00%, 10/20/2052	1,031,331
2,426,113	4.50%, 10/20/2052	2,370,030
1,257,270	5.00%, 10/20/2052	1,258,109
1,433,539	3.50%, 11/20/2052	1,312,055
755,610	4.00%, 11/20/2052	718,251
918,050	4.50%, 11/20/2052	896,828
468,616	5.00%, 11/20/2052	468,929
733,957	5.50%, 11/20/2052	741,380
283,878	4.50%, 12/20/2052	277,184
1,442,346	5.00%, 12/20/2052	1,445,017
1,080,006	5.50%, 12/20/2052	1,095,428
363,694	6.00%, 12/20/2052	372,922

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,061,650	4.00%, 01/20/2053	$ 1,008,158
1,159,011	5.00%, 01/20/2053	1,158,830
1,706,088	6.00%, 01/20/2053	1,738,073
469,343	6.50%, 01/20/2053	484,428
985,676	4.00%, 02/20/2053	934,746
490,459	4.50%, 02/20/2053	478,437
230,241	5.50%, 02/20/2053	233,530
809,925	5.00%, 04/20/2053	809,257
3,405,982	5.50%, 04/20/2053	3,452,274
196,010	6.00%, 04/20/2053	200,763
1,890,269	4.50%, 05/20/2053	1,843,340
2,752,273	5.00%, 05/20/2053	2,747,307
174,365	6.50%, 05/20/2053	179,593
306,929	3.00%, 06/20/2053	274,492
302,790	4.50%, 06/20/2053	294,806
211,520	5.00%, 06/20/2053	211,442
853,536	5.50%, 06/20/2053	864,377
480,010	6.50%, 06/20/2053	494,886
2,077,200	5.00%, 07/20/2053	2,071,739
2,075,867	5.50%, 07/20/2053	2,104,083
960,429	6.00%, 07/20/2053	982,638
374,078	6.50%, 07/20/2053	385,626
355,838	4.50%, 08/20/2053	346,125
344,949	5.00%, 08/20/2053	343,900
1,490,576	6.00%, 08/20/2053	1,525,044
3,050,915	5.50%, 09/20/2053	3,091,478
2,020,321	6.00%, 09/20/2053	2,066,470
174,774	6.50%, 09/20/2053	180,067
1,458,726	6.00%, 10/20/2053	1,491,636
199,413	6.50%, 10/20/2053	205,393
372,252	7.00%, 10/20/2053	384,306
115,267	7.50%, 10/20/2053	119,403
360,597	5.00%, 11/20/2053	360,169
358,462	6.50%, 11/20/2053	368,765
562,370	6.50%, 12/20/2053	578,510
293,026	7.00%, 12/20/2053	302,890
960,430	3.00%, 01/20/2054	861,901
1,664,910	5.50%, 01/20/2054	1,682,438
528,086	6.50%, 01/20/2054	543,508
1,989,588	4.50%, 04/20/2054	1,931,577
932,374	5.00%, 04/20/2054	928,385
937,138	5.50%, 05/20/2054	945,892
218,718	6.50%, 06/20/2054	224,999
1,562,133	6.00%, 07/20/2054	1,592,819
898,268	6.50%, 07/20/2054	923,975
788,284	6.00%, 08/20/2054	803,558
953,493	5.00%, 09/20/2054	949,414
2,752,158	5.50%, 09/20/2054	2,775,965
3,777,811	6.00%, 09/20/2054	3,849,173
350,293	6.50%, 09/20/2054	360,291
1,119,298	7.00%, 09/20/2054	1,151,824
1,065,146	4.00%, 10/20/2054	1,002,191
997,644	4.50%, 10/20/2054	968,091
3,059,398	5.00%, 10/20/2054	3,046,232
4,813,769	5.50%, 10/20/2054	4,853,982
2,105,466	6.00%, 10/20/2054	2,144,025
1,024,195	4.50%, 11/20/2054	993,855
3,032,894	5.00%, 11/20/2054	3,020,232
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,426,067	6.50%, 11/20/2054	$ 1,465,647
1,567,682	4.50%, 12/20/2054	1,521,242
3,944,296	5.00%, 12/20/2054	3,927,829
7,130,950	5.50%, 12/20/2054	7,193,736
3,025,392	6.00%, 12/20/2054	3,080,798
1,587,604	4.50%, 01/20/2055	1,540,568
1,026,027	5.00%, 01/20/2055	1,021,507
1,881,473	5.50%, 01/20/2055	1,896,923
473,106	6.00%, 01/20/2055	481,538
486,270	6.50%, 06/20/2055	500,397
1,005,056	5.50%, 07/20/2055	1,013,608
983,896	6.00%, 07/20/2055	1,001,362
966,792	6.50%, 08/20/2055	997,318
		1,146,342,378
TOTAL MORTGAGE-BACKED SECURITIES — 25.79% (Cost $1,243,179,829)		$1,176,741,679
MUNICIPAL BONDS AND NOTES
750,000	City of Houston Texas Combined Utility System Revenue Series B, RB 3.83%, 05/15/2028	750,405
1,250,000	Indianapolis Local Public Improvement Bond Bank, RB 6.00%, 01/15/2040	1,307,986
2,000,000	Port of Morrow Oregon, RB 2.99%, 09/01/2036	1,743,139
794,020	State of Illinois, GO 5.10%, 06/01/2033	807,744
1,000,000	University of North Carolina at Chapel Hill, RB 3.85%, 12/01/2034	972,479
TOTAL MUNICIPAL BONDS AND NOTES — 0.12% (Cost $5,930,368)		$5,581,753
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
4,000,000	1.00%, 10/07/2026	3,893,733
1,000,000	1.25%, 12/21/2026	971,244
5,000,000	3.25%, 11/16/2028(a)	4,955,730
2,000,000	Federal Home Loan Mortgage Corp 4.55%, 02/11/2028	2,002,318
	Federal National Mortgage Association
5,000,000	2.13%, 04/24/2026	4,952,292
4,000,000	0.88%, 08/05/2030(a)	3,496,724
	Tennessee Valley Authority
1,000,000	1.50%, 09/15/2031(a)	869,849
1,200,000	4.88%, 05/15/2035(a)	1,243,299

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 1,000,000	4.25%, 09/15/2052	$ 854,188
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.51% (Cost $23,603,733)		$23,239,377
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
39,000,000	0.88%, 06/30/2026	38,169,270
3,500,000	4.63%, 06/30/2026	3,520,945
37,300,000	0.63%, 07/31/2026	36,344,770
32,642,000	0.75%, 08/31/2026	31,768,061
25,000,000	2.00%, 11/15/2026	24,529,298
31,000,000	1.25%, 12/31/2026	30,078,477
36,500,000	1.50%, 01/31/2027	35,467,734
11,100,000	0.63%, 03/31/2027	10,612,641
11,000,000	0.50%, 04/30/2027	10,472,773
17,000,000	2.38%, 05/15/2027	16,658,672
11,000,000	3.88%, 05/31/2027	11,038,242
12,500,000	0.50%, 06/30/2027	11,841,309
4,000,000	3.25%, 06/30/2027	3,974,062
10,000,000	2.25%, 08/15/2027	9,751,953
25,200,000	3.75%, 08/15/2027	25,252,172
27,000,000	0.38%, 09/30/2027	25,328,320
12,600,000	3.50%, 09/30/2027	12,572,930
15,000,000	0.50%, 10/31/2027	14,070,703
12,900,000	4.13%, 11/15/2027	13,031,520
13,000,000	0.63%, 12/31/2027	12,168,711
8,000,000	2.75%, 02/15/2028	7,841,562
26,000,000	1.13%, 02/29/2028	24,517,188
22,500,000	1.25%, 04/30/2028	21,196,582
14,300,000	3.50%, 04/30/2028	14,258,664
18,800,000	2.88%, 05/15/2028	18,448,235
27,000,000	1.25%, 05/31/2028	25,382,109
17,900,000	4.00%, 06/30/2028	18,075,504
36,500,000	1.00%, 07/31/2028	33,935,019
30,500,000	4.13%, 07/31/2028	30,905,078
6,500,000	3.63%, 08/15/2028	6,500,000
30,474,000	1.13%, 08/31/2028	28,377,722
31,000,000	4.63%, 09/30/2028	31,871,875
32,000,000	4.88%, 10/31/2028	33,140,000
22,000,000	3.13%, 11/15/2028	21,664,844
33,000,000	1.38%, 12/31/2028	30,724,805
28,500,000	4.00%, 01/31/2029	28,808,379
29,700,000	2.63%, 02/15/2029	28,737,070
37,000,000	2.38%, 03/31/2029	35,453,515
41,000,000	4.13%, 03/31/2029	41,624,610
29,500,000	2.38%, 05/15/2029	28,213,984
29,000,000	2.75%, 05/31/2029	28,088,086
18,500,000	3.25%, 06/30/2029	18,223,223
15,000,000	4.25%, 06/30/2029	15,298,242
24,600,000	4.00%, 07/31/2029	24,871,945
28,000,000	1.63%, 08/15/2029	25,977,656
28,500,000	3.13%, 08/31/2029	27,916,641
7,100,000	3.63%, 08/31/2029	7,082,805
12,000,000	4.00%, 10/31/2029	12,135,000
49,000,000	3.88%, 12/31/2029	49,313,906
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 4,000,000	4.38%, 12/31/2029	$ 4,103,438
41,700,000	4.00%, 02/28/2030	42,183,785
34,500,000	3.88%, 04/30/2030	34,718,320
32,000,000	0.63%, 05/15/2030	27,817,500
8,200,000	3.75%, 06/30/2030	8,203,523
7,200,000	3.88%, 06/30/2030	7,244,156
21,750,000	0.63%, 08/15/2030	18,751,729
6,500,000	0.88%, 11/15/2030	5,635,703
3,000,000	4.00%, 01/31/2031	3,031,289
16,100,000	4.63%, 05/31/2031	16,759,094
13,000,000	4.25%, 06/30/2031	13,283,359
15,700,000	4.13%, 07/31/2031	15,938,566
19,300,000	1.25%, 08/15/2031	16,691,484
15,350,000	3.75%, 08/31/2031	15,280,445
7,200,000	3.63%, 09/30/2031	7,115,625
2,000,000	1.38%, 11/15/2031	1,731,094
7,000,000	4.50%, 12/31/2031	7,242,813
23,200,000	4.38%, 01/31/2032	23,841,625
8,500,000	1.88%, 02/15/2032	7,541,094
29,300,000	4.00%, 04/30/2032	29,470,535
15,800,000	2.88%, 05/15/2032	14,854,469
40,500,000	4.00%, 07/31/2032	40,689,844
5,000,000	2.75%, 08/15/2032	4,648,242
3,000,000	3.88%, 09/30/2032	2,990,156
23,800,000	3.50%, 02/15/2033	23,105,523
26,000,000	3.38%, 05/15/2033	24,974,219
11,900,000	3.88%, 08/15/2033	11,801,453
17,200,000	4.50%, 11/15/2033	17,783,188
7,000,000	4.00%, 02/15/2034	6,981,680
11,100,000	4.38%, 05/15/2034	11,356,688
8,800,000	3.88%, 08/15/2034	8,665,250
12,600,000	4.25%, 11/15/2034	12,742,242
13,100,000	4.63%, 02/15/2035	13,613,766
13,900,000	4.25%, 05/15/2035	14,028,141
12,500,000	4.25%, 08/15/2035	12,601,563
9,500,000	1.13%, 05/15/2040	6,049,941
15,300,000	1.13%, 08/15/2040	9,648,563
7,500,000	1.38%, 11/15/2040	4,893,164
21,500,000	1.88%, 02/15/2041	15,114,668
35,901,000	1.75%, 08/15/2041	24,359,389
4,000,000	2.00%, 11/15/2041	2,809,062
14,500,000	2.38%, 02/15/2042	10,744,726
19,000,000	3.25%, 05/15/2042	15,961,485
22,500,000	3.38%, 08/15/2042	19,170,703
22,500,000	3.13%, 02/15/2043	18,364,746
11,400,000	3.88%, 05/15/2043	10,326,352
7,900,000	4.75%, 11/15/2043	7,983,938
7,400,000	4.63%, 05/15/2044	7,345,945
23,100,000	4.13%, 08/15/2044	21,441,492
27,400,000	3.00%, 11/15/2044	21,437,289
1,900,000	4.63%, 11/15/2044	1,882,336
12,700,000	2.50%, 02/15/2045	9,096,871
25,400,000	4.75%, 02/15/2045	25,558,750
10,100,000	4.88%, 08/15/2045	10,325,672
11,500,000	2.50%, 02/15/2046	8,117,832
4,500,000	3.00%, 02/15/2047	3,436,172
2,100,000	2.75%, 11/15/2047	1,517,824
16,500,000	1.25%, 05/15/2050	8,093,379

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 9,000,000	1.38%, 08/15/2050	$ 4,525,313
10,000,000	1.63%, 11/15/2050	5,365,625
12,500,000	1.88%, 02/15/2051	7,140,137
28,976,000	2.00%, 08/15/2051	16,975,861
4,000,000	1.88%, 11/15/2051	2,262,812
12,000,000	2.25%, 02/15/2052	7,443,281
16,500,000	2.88%, 05/15/2052	11,774,297
31,400,000	3.00%, 08/15/2052	22,966,156
21,500,000	3.63%, 02/15/2053	17,775,293
22,000,000	3.63%, 05/15/2053	18,170,625
16,500,000	4.13%, 08/15/2053	14,913,809
4,100,000	4.25%, 02/15/2054	3,784,492
3,800,000	4.63%, 05/15/2054	3,733,500
18,000,000	4.25%, 08/15/2054	16,616,250
12,700,000	4.50%, 11/15/2054	12,228,215
17,750,000	4.63%, 02/15/2055	17,433,147
17,600,000	4.75%, 05/15/2055	17,655,000
4,000,000	4.75%, 08/15/2055	4,010,625
TOTAL U.S. TREASURY BONDS AND NOTES — 45.84% (Cost $2,179,790,964)		$2,091,113,150
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
35,176,781	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 4.09%(f)	$ 35,176,781
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.77% (Cost $35,176,781)		$35,176,781
TOTAL INVESTMENTS — 99.99% (Cost $4,750,717,774)		$4,561,794,174
OTHER ASSETS & LIABILITIES, NET — 0.01%		$318,821
TOTAL NET ASSETS — 100.00%		$4,562,112,995

(a)	All or a portion of the security is on loan as of September 30, 2025.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of 144A securities was $24,632,038, representing 0.54% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2025.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of September 30, 2025.
GO	General Obligation Bonds
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.05%
345,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	340,300
Non-Agency — 8.06%
	Affirm Asset Securitization Trust(b)
	Series 2024-A Class A
180,000	5.61%, 02/15/2029	180,821
	Series 2024-B Class A
495,000	4.62%, 09/15/2029	496,801
	Series 2024-X2 Class A
36,049	5.22%, 12/17/2029	36,081
385,000	Affirm Master Trust(b) Series 2025-2A Class A 4.67%, 07/15/2033	387,218
	AGL Ltd(b)(c)
	Series 2025-40A Class A1
1,650,000	5.55%, 07/22/2038 3-mo. SOFR + 1.24%	1,653,492
	Series 2025-44A Class A
1,500,000	5.10%, 10/22/2037 3-mo. SOFR + 1.15%	1,477,049
255,000	Aligned Data Centers Issuer LLC(b) Series 2024-15A Class A 6.00%, 08/17/2048	257,652
925,000	American Express Credit Account Master Trust Series 2025-3 Class A 4.51%, 04/15/2032	943,139
195,000	AMSR Trust(b) Series 2024-SFR2 Class A 4.15%, 11/17/2041	192,561
100,000	Amur Equipment Finance Receivables XIII LLC(b) Series 2024-1A Class B 5.37%, 01/21/2031	102,081
290,000	Amur Equipment Finance Receivables XV LLC(b) Series 2025-1A Class B 5.18%, 11/20/2031	294,454
425,000	Anchorage Capital Ltd(b)(c) Series 2016-8A Class AR2A 5.78%, 10/27/2034 3-mo. SOFR + 1.46%	425,058
1,575,000	Apidos LIII(b)(c) Series 2025-53A Class A1 5.65%, 07/20/2038 3-mo. SOFR + 1.32%	1,579,848
250,000	Ares European XXI Designated Activity Co(b)(c) Series 21A Class B EUR, 4.15%, 04/15/2038 3-mo. EURIBOR + 1.70%	293,503
Principal Amount(a)		Fair Value
Non-Agency — (continued)
500,000	Arini European VII Designated Activity Co(b)(c) Series 7A Class B EUR, 3.84%, 01/15/2039 3-mo. EURIBOR + 1.80%	$ 587,027
195,000	Auxilior Term Funding LLC(b) Series 2024-1A Class A3 5.49%, 07/15/2031	198,836
245,000	Avis Budget Rental Car Funding AESOP LLC(b) Series 2024-3A Class A 5.23%, 12/20/2030	252,591
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,100,000	4.72%, 02/15/2029	1,103,690
	Series 2023-2 Class A
550,000	5.27%, 08/15/2028(c) 1-mo. SOFR + 0.90%	550,138
	Series 2025-1 Class A
725,000	3.97%, 07/15/2031	723,056
360,000	Barings Ltd(b)(c) Series 2024-1A Class B 6.43%, 01/20/2037 3-mo. SOFR + 2.10%	361,013
455,000	Battalion XXV Ltd(b)(c) Series 2024-25A Class B 6.53%, 03/13/2037 3-mo. SOFR + 2.20%	456,474
275,000	Benefit Street Partners XXXI Ltd(b)(c) Series 2023-31A Class BR 6.07%, 04/25/2038 3-mo. SOFR + 1.75%	276,572
410,000	BlueMountain XXIV Ltd(b)(c) Series 2019-24A Class AR 5.69%, 04/20/2034 3-mo. SOFR + 1.36%	410,565
500,000	BlueMountain XXXIII Ltd(b)(c) Series 2021-33A Class A 5.66%, 11/20/2034 3-mo. SOFR + 1.45%	500,000
400,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	400,136
	Carlyle Global Market Strategies Ltd(b)(c)
	Series 2024-2A Class B
700,000	6.37%, 04/25/2037 3-mo. SOFR + 2.05%	702,716
	Series 2025-3A Class A
1,350,000	5.64%, 07/25/2038 3-mo. SOFR + 1.38%	1,354,906
70,546	Cascade MH Asset Trust(b) Series 2021-MH1 Class A1 1.75%, 02/25/2046	64,020
1,400,000	CBAMR Ltd(b)(c) Series 2017-4A Class A1R 5.70%, 03/31/2038 3-mo. SOFR + 1.42%	1,403,910

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
435,000	Cedar Funding IX Ltd(b)(c) Series 2018-9A Class AR 5.75%, 07/20/2037 3-mo. SOFR + 1.42%	$ 436,382
	CF Hippolyta Issuer LLC(b)
	Series 2020-1 Class A1
108,151	1.69%, 07/15/2060	92,896
	Series 2020-1 Class A2
86,442	1.99%, 07/15/2060	72,753
	Series 2021-1A Class A1
93,809	1.53%, 03/15/2061	78,098
	Series 2022-1A Class A1
97,261	5.97%, 08/15/2062	94,011
550,000	CIFC Funding Ltd(b)(c) Series 2018-1A Class A1R 5.65%, 01/18/2038 3-mo. SOFR + 1.32%	551,871
625,000	Citibank Credit Card Issuance Trust Series 2025-A2 Class A 4.49%, 06/21/2032	635,547
124,355	Commercial Equipment Finance LLC(b) Series 2024-1A Class A 5.97%, 07/16/2029	125,735
425,000	Credit Acceptance Auto Loan Trust(b) Series 2024-2A Class B 6.11%, 08/15/2034	436,902
600,000	CVC Cordatus Loan Fund III Designated Activity Co(b)(c) Series 3A Class B1R3 EUR, 3.68%, 05/26/2038 3-mo. EURIBOR + 1.65%	704,417
513,013	DB Master Finance LLC(b) Series 2021-1A Class A23 2.79%, 11/20/2051	455,303
500,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	500,546
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
611,000	4.12%, 07/25/2047	606,939
	Series 2019-1A Class A2
100,800	3.67%, 10/25/2049	96,960
	Series 2021-1A Class A2I
515,425	2.66%, 04/25/2051	487,261
255,000	Elmwood Ltd(b)(c) Series 2023-2A Class BR 6.07%, 04/16/2036 3-mo. SOFR + 1.75%	255,518
	Exeter Automobile Receivables Trust
	Series 2025-1A Class A2
174,226	4.70%, 09/15/2027	174,332
	Series 2025-1A Class A3
175,000	4.67%, 08/15/2028	175,391
	Series 2025-3A Class A3
550,000	4.78%, 07/16/2029	554,528
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-4A Class B
170,000	4.40%, 05/15/2030	$ 170,656
500,000	Fidelity Grand Harbour Designated Activiy Co(b)(c) Series 2023-1A Class B1R EUR, 3.79%, 02/15/2038 3-mo. EURIBOR + 1.75%	586,640
	FirstKey Homes Trust(b)
	Series 2022-SFR1 Class A
140,574	4.15%, 05/19/2039	140,017
	Series 2022-SFR2 Class A
564,623	4.25%, 07/17/2039	563,290
625,000	Ford Credit Auto Owner Trust(b)(d) Series 2024-1 Class A 4.87%, 08/15/2036	640,004
260,000	Generate Ltd(b)(c) Series 2023-12A Class AR 5.61%, 07/20/2038 3-mo. SOFR + 1.33%	260,796
	GLS Auto Receivables Issuer Trust(b)
	Series 2024-4A Class B
210,000	4.89%, 04/16/2029	211,590
	Series 2025-1A Class B
380,000	4.98%, 07/16/2029	384,101
130,000	GM Financial Revolving Receivables Trust(b) Series 2024-1 Class B 5.23%, 12/11/2036	133,376
500,000	GMF Floorplan Owner Revolving Trust(b) Series 2023-1 Class A1 5.34%, 06/15/2028	504,286
80,000	GreatAmerica Leasing Receivables Funding LLC(b) Series 2024-1 Class B 5.18%, 12/16/2030	81,540
120,000	GreenSky Home Improvement Issuer Trust(b) Series 2025-2A Class A3 5.02%, 06/25/2060	121,631
500,000	Harvest(b)(c) Series 37A Class B EUR, 3.89%, 01/15/2039 3-mo. EURIBOR + 1.85%	587,027
190,000	Hertz Vehicle Financing III LLC(b) Series 2025-2A Class A 5.13%, 09/25/2031	192,584
831,516	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	841,354
114,195	JPMorgan Mortgage Trust(b)(c) Series 2023-HE3 Class A1 5.99%, 05/20/2054 1-mo. SOFR + 1.60%	114,697
650,000	Madison Park Funding Ltd(b)(c) Series 25-40RA CLASS A 5.25%, 10/16/2038 3-mo. SOFR + 1.29%	650,283

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,450,000	Morgan Stanley Eaton Vance Ltd(b)(c) Series 2021-1A Class A1R 5.23%, 10/23/2037 3-mo. SOFR + 1.29%	$ 1,453,534
	Navient Private Education Refi Loan Trust(b)
	Series 2021-EA Class A
115,307	0.97%, 12/16/2069	103,934
	Series 2021-FA Class A
156,906	1.11%, 02/18/2070	139,932
	Series 2023-A Class A
196,118	5.51%, 10/15/2071	200,898
675,000	Neuberger Berman Loan Advisers Ltd(b)(c) Series 2022-50A Class AR 5.57%, 07/23/2036 3-mo. SOFR + 1.25%	675,892
208,623	Nissan Auto Lease Trust Series 2024-A Class A2A 5.11%, 10/15/2026	208,751
138,186	Nissan Auto Receivables Owner Trust Series 2023-B Class A3 5.93%, 03/15/2028	139,362
258,000	NMEF Funding LLC(b) Series 2025-B Class A2 4.64%, 01/18/2033	259,015
650,000	OCP Ltd(b)(c) Series 2021-22A Class AR 5.68%, 10/20/2037 3-mo. SOFR + 1.35%	652,053
	OHA Credit Funding Ltd(b)(c)
	Series 2021-10RA Class A1
1,450,000	5.54%, 07/18/2037 3-mo. SOFR + 1.26%	1,452,175
	Series 2023-15RA Class A
850,000	5.60%, 07/20/2038 3-mo. SOFR + 1.29%	852,815
600,000	Penta Designated Activity Co(b)(c) Series 2021-2A Class BR EUR, 3.68%, 04/15/2038 3-mo. EURIBOR + 1.65%	703,938
130,000	Prestige Auto Receivables Trust(b) Series 2024-2A Class B 4.56%, 02/15/2029	130,419
	Progress Residential Trust(b)
	Series 2021-SFR8 Class A
391,724	1.51%, 10/17/2038	383,450
	Series 2022-SFR3 Class A
133,436	3.20%, 04/17/2039	130,993
	Series 2022-SFR4 Class A
374,210	4.44%, 05/17/2041	373,753
	Series 2022-SFR5 Class A
100,934	4.45%, 06/17/2039	100,939
	Series 2022-SFR7 Class A
166,616	4.75%, 10/27/2039	167,412
	Series 2023-SFR1 Class A
213,031	4.30%, 03/17/2040	212,468
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-SFR2 Class A
217,990	3.30%, 04/17/2041	$ 209,595
	Series 2025-SFR1 Class A
374,537	3.40%, 02/17/2042	357,785
595,000	RAD Ltd(b)(c) Series 2021-12A Class A1AR 5.63%, 07/30/2040 3-mo. SOFR + 1.32%	596,404
2,225,000	Regatta VI Funding Ltd(b)(c) Series 2016-1A Class A1R3 5.21%, 10/20/2038 3-mo. SOFR + 1.25%	2,232,647
	Retained Vantage Data Centers Issuer LLC(b)
	Series 2024-1A Class A2
255,000	4.99%, 09/15/2049	255,456
	Series 2024-1A Class D
455,000	5.00%, 09/15/2048	455,443
	RR Ltd(b)(c)
	Series 2021-16A Class A1
1,150,000	5.69%, 07/15/2036 3-mo. SOFR + 1.37%	1,152,001
	Series 2022-23A Class A2R2
540,000	5.97%, 07/15/2037 3-mo. SOFR + 1.65%	542,317
	Series 2023-26A Class A1R
500,000	5.44%, 04/15/2038 3-mo. SOFR + 1.12%	500,292
	Series 2023-26A Class A2R
250,000	5.82%, 04/15/2038 3-mo. SOFR + 1.50%	250,222
75,000	Sabey Data Center Issuer LLC(b) Series 2024-1 Class A2 6.00%, 04/20/2049	76,267
	Santander Drive Auto Receivables Trust
	Series 2023-1 Class B
7,824	4.98%, 02/15/2028	7,826
	Series 2025-1 Class A2
111,782	4.76%, 08/16/2027	111,853
	Series 2025-1 Class A3
575,000	4.74%, 01/16/2029	577,515
125,000	SCF Equipment Leasing LLC(b) Series 2024-1A Class A3 5.52%, 01/20/2032	128,375
1,300,000	Sculptor XXXIV Ltd(b)(c) Series 34A Class A1 5.70%, 01/20/2038 3-mo. SOFR + 1.37%	1,305,711
	Securitized Term Auto Receivables Trust(b)
	Series 2025-A Class B
70,876	5.04%, 07/25/2031	71,239
	Series 2025-B Class B
270,540	4.93%, 12/29/2032	272,835
535,000	Sound Point Euro Funding Designated Activity Co(b)(c) Series 14A Class B EUR, 3.89%, 04/20/2039 3-mo. EURIBOR + 1.60%	626,750

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Stack Infrastructure Issuer LLC(b)
	Series 2023-2A Class A2
260,000	5.90%, 07/25/2048	$ 262,153
	Series 2024-1A Class A2
150,000	5.90%, 03/25/2049	152,463
206,665	Stream Innovations Issuer Trust(b) Series 2025-1A Class A 5.05%, 09/15/2045	208,587
145,000	Summit Issuer LLC(b) Series 2020-1A Class A2 2.29%, 12/20/2050	144,184
87,980	Sunnova Hestia I Issuer LLC(b) Series 2024-4A Class B 5.75%, 12/20/2050	88,763
700,000	Symphony XXV Ltd(b)(c) Series 2021-25A Class A 5.57%, 04/19/2034 3-mo. SOFR + 1.24%	700,279
	Taco Bell Funding LLC(b)
	Series 2018-1A Class A2II
238,125	4.94%, 11/25/2048	239,325
	Series 2021-1A Class A23
437,213	2.54%, 08/25/2051	382,161
310,000	Texas Debt Capital Ltd(b)(c) Series 2023-1A Class BR 5.97%, 07/20/2038 3-mo. SOFR + 1.65%	311,230
	Tricon Residential Trust(b)
	Series 2024-SFR1 Class A
119,831	4.65%, 04/17/2041	119,559
	Series 2024-SFR4 Class A
293,700	4.30%, 11/17/2041	291,238
	Series 2025-SFR1 Class A
288,509	5.25%, 03/17/2042(c) 1-mo. SOFR + 1.10%	289,081
	Vantage Data Centers Issuer LLC(b)
	Series 2024-1A Class A2
540,000	5.10%, 09/15/2054	541,162
	Series 2025-1A Class A2
1,205,000	5.13%, 08/15/2055	1,211,213
300,000	VB-S1 Issuer LLC(b) Series 2024-1A Class C2 5.59%, 05/15/2054	301,771
120,264	VFI ABS LLC(b) Series 2025-1A Class A 4.78%, 06/24/2030	120,758
1,500,000	Warwick Capital Ltd(b)(c) Series 2023-1A Class AR 5.25%, 10/20/2038 3-mo. SOFR + 1.28%	1,500,656
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
179,840	3.88%, 03/15/2048	177,194
	Series 2019-1A Class A2II
145,597	4.08%, 06/15/2049	141,995
408,775	Wingstop Funding LLC(b) Series 2020-1A Class A2 2.84%, 12/05/2050	394,632
Principal Amount(a)		Fair Value
Non-Agency — (continued)
365,000	Zayo Issuer LLC(b) Series 2025-1A Class A2 5.65%, 03/20/2055	$ 371,919
		56,407,259
TOTAL ASSET-BACKED SECURITIES — 8.11% (Cost $56,114,227)		$56,747,559
CORPORATE BONDS AND NOTES
Basic Materials — 0.29%
	BHP Billiton Finance USA Ltd
80,000	5.13%, 02/21/2032	82,874
95,000	4.90%, 02/28/2033	97,086
75,000	5.25%, 09/08/2033	78,112
	Glencore Funding LLC(b)
375,000	5.37%, 04/04/2029	386,399
120,000	6.38%, 10/06/2030	129,524
40,000	2.85%, 04/27/2031	36,690
425,000	2.63%, 09/23/2031	381,680
75,000	6.50%, 10/06/2033	82,650
75,000	5.63%, 04/04/2034	78,057
220,000	POSCO 5.75%, 01/17/2028	227,009
195,000	Rio Tinto Alcan Inc 6.13%, 12/15/2033	214,064
	Rio Tinto Finance USA PLC
65,000	5.00%, 03/14/2032	66,818
175,000	5.88%, 03/14/2065	182,307
		2,043,270
Communications — 2.14%
655,000	Alphabet Inc 5.30%, 05/15/2065	651,746
713,000	AppLovin Corp 5.50%, 12/01/2034	735,992
	AT&T Inc
480,000	1.65%, 02/01/2028	454,420
690,000	4.35%, 03/01/2029	693,064
420,000	British Telecommunications PLC 9.63%, 12/15/2030	517,135
	Charter Communications Operating LLC / Charter Communications Operating Capital
325,000	3.75%, 02/15/2028	320,002
230,000	5.05%, 03/30/2029	233,010
80,000	2.80%, 04/01/2031	72,180
35,000	2.30%, 02/01/2032	29,945
40,000	6.55%, 06/01/2034	42,629
545,000	6.38%, 10/23/2035	570,957
160,000	5.85%, 12/01/2035	161,528
35,000	3.50%, 03/01/2042	25,209
100,000	3.85%, 04/01/2061	62,327
85,000	4.40%, 12/01/2061	58,897
	Comcast Corp
145,000	4.80%, 05/15/2033(e)	146,469
418,000	5.30%, 06/01/2034	433,661
105,000	2.80%, 01/15/2051	64,102

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
250,000	2.89%, 11/01/2051	$ 153,993
221,000	2.94%, 11/01/2056	131,144
	Cox Communications Inc(b)
165,000	2.60%, 06/15/2031	147,043
130,000	5.45%, 09/01/2034	129,530
215,000	5.95%, 09/01/2054	199,790
142,000	Expedia Group Inc 3.25%, 02/15/2030	135,673
	Meta Platforms Inc
575,000	3.50%, 08/15/2027	572,453
160,000	5.40%, 08/15/2054	158,077
360,000	5.55%, 08/15/2064	357,355
	Netflix Inc
390,000	5.88%, 11/15/2028	411,252
805,000	5.38%, 11/15/2029(b)	842,365
925,000	NTT Finance Corp(b) 5.17%, 07/16/2032	947,356
	Paramount Global
85,000	4.38%, 03/15/2043	65,609
151,000	5.85%, 09/01/2043	137,915
915,000	Rogers Communications Inc 3.20%, 03/15/2027	901,952
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	83,221
200,000	4.50%, 09/15/2042	160,695
	T-Mobile USA Inc
444,000	3.75%, 04/15/2027	441,360
100,000	2.05%, 02/15/2028	95,341
120,000	2.40%, 03/15/2029	112,940
500,000	2.55%, 02/15/2031	454,310
300,000	2.88%, 02/15/2031	276,591
300,000	3.50%, 04/15/2031	285,371
95,000	5.13%, 05/15/2032(e)	97,770
550,000	5.20%, 01/15/2033	567,523
45,000	5.05%, 07/15/2033	45,966
30,000	5.75%, 01/15/2034	31,789
120,000	4.70%, 01/15/2035	117,852
55,000	3.00%, 02/15/2041	41,328
350,000	Uber Technologies Inc(b) 4.50%, 08/15/2029	349,007
	Verizon Communications Inc
890,000	4.33%, 09/21/2028	896,354
350,000	2.55%, 03/21/2031	318,224
		14,940,422
Consumer, Cyclical — 0.90%
	AutoNation Inc
193,000	4.50%, 10/01/2025	193,000
75,000	1.95%, 08/01/2028	70,348
500,000	4.75%, 06/01/2030	502,745
	AutoZone Inc(e)
100,000	6.55%, 11/01/2033	111,633
20,000	5.40%, 07/15/2034	20,742
	Choice Hotels International Inc
516,000	3.70%, 01/15/2031	483,175
193,000	5.85%, 08/01/2034	197,389
250,000	Ford Motor Co 3.25%, 02/12/2032	218,743
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
372,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	$ 376,599
125,000	General Motors Financial Co Inc 2.70%, 08/20/2027	121,504
100,000	Home Depot Inc 3.25%, 04/15/2032	93,654
630,000	Hyatt Hotels Corp 5.50%, 06/30/2034	644,767
360,000	Hyundai Capital America(b) 6.20%, 09/21/2030	383,982
	Las Vegas Sands Corp
200,000	5.63%, 06/15/2028	204,470
70,000	6.00%, 06/14/2030	72,894
170,000	Lennar Corp 4.75%, 11/29/2027	171,610
	Lowe's Cos Inc
75,000	3.10%, 05/03/2027	73,909
250,000	1.70%, 09/15/2028	233,662
	Marriott International Inc
275,000	5.00%, 10/15/2027	279,786
167,000	4.88%, 05/15/2029	170,243
675,000	2.85%, 04/15/2031	621,158
	McDonald's Corp
260,000	5.00%, 02/13/2036	261,915
235,000	3.63%, 09/01/2049	176,040
	O'Reilly Automotive Inc
88,000	4.70%, 06/15/2032	88,744
65,000	5.00%, 08/19/2034	65,588
225,000	Starbucks Corp 4.00%, 11/15/2028	224,614
	Tapestry Inc
145,000	5.10%, 03/11/2030	148,298
75,000	5.50%, 03/11/2035	76,612
		6,287,824
Consumer, Non-Cyclical — 4.51%
28,000	AbbVie Inc 4.25%, 11/21/2049	23,589
	Adventist Health System
1,025,000	4.74%, 12/01/2030	1,025,396
175,000	5.76%, 12/01/2034	179,918
675,000	Alcon Finance Corp(b) 3.00%, 09/23/2029	643,295
	Amgen Inc
457,000	5.25%, 03/02/2030	473,734
476,000	5.25%, 03/02/2033	493,060
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
352,000	4.70%, 02/01/2036	347,530
350,000	4.90%, 02/01/2046	327,890
25,000	Anheuser-Busch InBev Worldwide Inc 8.20%, 01/15/2039	32,261
	Ashtead Capital Inc(b)
200,000	1.50%, 08/12/2026	195,281
377,000	5.80%, 04/15/2034(e)	395,011

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
100,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	$ 101,027
	Bacardi-Martini BV(b)
800,000	5.55%, 02/01/2030	826,323
170,000	6.00%, 02/01/2035	176,780
	BAT Capital Corp
95,000	5.83%, 02/20/2031	100,478
786,000	6.00%, 02/20/2034	839,626
235,000	5.63%, 08/15/2035	244,166
14,000	4.54%, 08/15/2047	11,740
100,000	Becton Dickinson & Co 4.67%, 06/06/2047	88,359
150,000	Bristol-Myers Squibb Co(e) 2.95%, 03/15/2032	137,739
231,000	Bunge Ltd Finance Corp 4.20%, 09/17/2029	230,207
511,000	Campbell's Co 5.40%, 03/21/2034	523,536
	Cardinal Health Inc
380,000	5.00%, 11/15/2029	389,649
425,000	4.50%, 09/15/2030	426,295
	Cencora Inc
175,000	3.45%, 12/15/2027	172,538
370,000	4.85%, 12/15/2029	377,526
	Centene Corp
235,000	2.50%, 03/01/2031	202,432
115,000	2.63%, 08/01/2031	98,788
200,000	Chapman University 2.07%, 04/01/2031	173,147
	Cigna Group
360,000	1.25%, 03/15/2026	355,016
450,000	5.13%, 05/15/2031	465,661
570,000	4.88%, 09/15/2032	575,747
325,000	4.80%, 08/15/2038	310,128
169,000	Coca-Cola Consolidated Inc 5.45%, 06/01/2034	176,702
440,000	CommonSpirit Health 6.46%, 11/01/2052	480,329
	Constellation Brands Inc
140,000	3.60%, 02/15/2028	138,133
210,000	4.80%, 05/01/2030	212,980
250,000	2.25%, 08/01/2031	220,370
50,000	CSL Finance PLC(b) 3.85%, 04/27/2027	49,841
	CVS Health Corp
170,000	3.25%, 08/15/2029	162,970
35,000	1.75%, 08/21/2030	30,722
80,000	1.88%, 02/28/2031	69,529
175,000	2.13%, 09/15/2031(e)	151,902
190,000	5.45%, 09/15/2035	193,344
393,000	4.78%, 03/25/2038	368,334
121,000	4.13%, 04/01/2040	102,784
480,000	DP World Crescent Ltd(b) 5.50%, 05/08/2035	499,425
	Eli Lilly & Co
530,000	4.55%, 10/15/2032	534,160
125,000	5.50%, 02/12/2055	127,678
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	GE HealthCare Technologies Inc
200,000	5.91%, 11/22/2032	$ 215,203
175,000	5.50%, 06/15/2035	181,403
175,000	General Mills Inc 4.20%, 04/17/2028	175,333
775,000	Haleon US Capital LLC 3.38%, 03/24/2027	766,952
	HCA Inc
220,000	3.50%, 09/01/2030	210,136
620,000	5.45%, 04/01/2031	644,477
	Howard University
100,000	2.80%, 10/01/2030	90,992
160,000	3.48%, 10/01/2041	121,330
	Humana Inc
135,000	5.38%, 04/15/2031	138,862
100,000	5.95%, 03/15/2034	105,176
205,000	5.55%, 05/01/2035	208,846
	J M Smucker Co
321,000	5.90%, 11/15/2028	337,185
346,000	6.20%, 11/15/2033	375,800
240,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 6.75%, 03/15/2034	265,321
	JBS USA Holding Lux SARL / JBS USA Foods Group Holdings Inc / JBS USA Food Co(b)
280,000	5.50%, 01/15/2036	285,939
405,000	6.38%, 04/15/2066	416,356
	JBS USA Holding Lux SARL/ JBS USA Food Co/ JBS Lux Co SARL
65,000	3.63%, 01/15/2032	60,591
155,000	5.75%, 04/01/2033	161,871
100,000	7.25%, 11/15/2053	114,672
225,000	JDE Peet's NV(b) 1.38%, 01/15/2027	216,466
200,000	Kaiser Foundation Hospitals 2.81%, 06/01/2041	147,926
	Kenvue Inc
150,000	4.85%, 05/22/2032	152,165
155,000	5.05%, 03/22/2053	144,129
	Keurig Dr Pepper Inc
425,000	4.60%, 05/25/2028	427,435
185,000	4.60%, 05/15/2030	185,065
50,000	2.25%, 03/15/2031	44,099
85,000	5.20%, 03/15/2031	86,918
165,000	5.15%, 05/15/2035	163,430
390,000	Kraft Heinz Foods Co 5.20%, 03/15/2032	399,623
	Laboratory Corp of America Holdings
190,000	4.55%, 04/01/2032	189,037
151,000	4.80%, 10/01/2034	149,828
	Mars Inc(b)
170,000	4.60%, 03/01/2028	172,079
725,000	4.80%, 03/01/2030	738,614
1,245,000	5.00%, 03/01/2032	1,273,719

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
575,000	5.20%, 03/01/2035	$ 587,729
720,000	5.65%, 05/01/2045	730,387
100,000	5.80%, 05/01/2065	101,967
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	274,052
587,000	Pernod Ricard International Finance LLC(b) 1.63%, 04/01/2031	505,479
	Philip Morris International Inc
250,000	4.38%, 11/01/2027	251,851
35,000	5.13%, 11/17/2027	35,759
45,000	4.88%, 02/15/2028	45,810
270,000	5.13%, 02/15/2030	279,028
115,000	5.13%, 02/13/2031	119,013
80,000	4.75%, 11/01/2031	81,371
230,000	5.38%, 02/15/2033	240,193
130,000	5.63%, 09/07/2033	137,876
305,000	Quanta Services Inc(e) 5.25%, 08/09/2034	312,687
	Royalty Pharma PLC
341,000	5.40%, 09/02/2034	348,236
750,000	5.20%, 09/25/2035	749,363
	Solventum Corp
307,000	5.40%, 03/01/2029	316,821
360,000	5.45%, 03/13/2031(e)	375,409
260,000	5.60%, 03/23/2034	270,694
50,000	Sysco Corp 4.45%, 03/15/2048	42,606
	Thermo Fisher Scientific Inc
50,000	1.75%, 10/15/2028	46,789
295,000	4.47%, 10/07/2032	295,045
	UnitedHealth Group Inc
30,000	5.30%, 02/15/2030	31,230
475,000	5.00%, 04/15/2034	482,446
95,000	5.30%, 06/15/2035	98,204
115,000	2.75%, 05/15/2040	85,690
125,000	3.05%, 05/15/2041	95,087
65,000	3.75%, 10/15/2047	49,897
295,000	5.88%, 02/15/2053	303,285
61,000	5.05%, 04/15/2053	55,894
220,000	5.38%, 04/15/2054	211,282
40,000	4.95%, 05/15/2062	35,172
30,000	6.05%, 02/15/2063	31,336
90,000	5.75%, 07/15/2064	89,605
		31,567,347
Energy — 1.80%
	Aker BP ASA(b)
150,000	6.00%, 06/13/2033	157,393
450,000	5.80%, 10/01/2054	417,200
115,000	BP Capital Markets America Inc 1.75%, 08/10/2030	102,440
	Cheniere Energy Partners LP
135,000	5.95%, 06/30/2033	142,911
385,000	5.55%, 10/30/2035(b)	393,321
	Columbia Pipelines Holding Co LLC(b)
61,000	5.10%, 10/01/2031	61,941
Principal Amount(a)		Fair Value
Energy — (continued)
175,000	5.68%, 01/15/2034	$ 180,283
	Columbia Pipelines Operating Co LLC(b)
100,000	5.93%, 08/15/2030	105,795
505,000	6.04%, 11/15/2033	538,853
	ConocoPhillips Co
90,000	4.70%, 01/15/2030	91,749
173,000	3.80%, 03/15/2052	129,983
50,000	5.30%, 05/15/2053	47,663
115,000	4.03%, 03/15/2062	85,850
130,000	5.70%, 09/15/2063	128,899
230,000	5.65%, 01/15/2065	225,606
	Coterra Energy Inc
258,000	5.60%, 03/15/2034	265,217
187,000	5.40%, 02/15/2035	188,493
	Diamondback Energy Inc
195,000	5.55%, 04/01/2035	200,186
45,000	6.25%, 03/15/2053	46,085
25,000	5.75%, 04/18/2054	24,065
45,000	5.90%, 04/18/2064	43,321
205,000	DT Midstream Inc(b) 5.80%, 12/15/2034	211,353
	Enbridge Inc
100,000	5.63%, 04/05/2034	104,381
90,000	5.55%, 06/20/2035	92,814
	Energy Transfer LP
95,000	6.40%, 12/01/2030	102,963
375,000	5.70%, 04/01/2035	387,217
265,000	Eni SpA(b) 5.75%, 05/19/2035	276,029
	Enterprise Products Operating LLC
170,000	4.60%, 01/15/2031	171,763
65,000	5.20%, 01/15/2036	66,065
45,000	3.30%, 02/15/2053	30,634
	EOG Resources Inc
145,000	5.00%, 07/15/2032	148,363
210,000	5.35%, 01/15/2036	215,619
105,000	5.65%, 12/01/2054	105,117
190,000	Equinor ASA 3.63%, 04/06/2040	161,445
337,888	Galaxy Pipeline Assets Bidco Ltd 2.94%, 09/30/2040	286,924
214,000	Hess Corp 7.13%, 03/15/2033	248,343
	MPLX LP
70,000	1.75%, 03/01/2026	69,266
35,000	4.13%, 03/01/2027	34,951
75,000	4.25%, 12/01/2027	75,073
375,000	4.80%, 02/15/2031	377,263
355,000	5.00%, 01/15/2033	354,135
310,000	5.50%, 06/01/2034	315,918
105,000	5.40%, 09/15/2035	105,228
50,000	4.50%, 04/15/2038	45,226
121,000	Occidental Petroleum Corp 7.88%, 09/15/2031	137,583
	ONEOK Inc
40,000	4.75%, 10/15/2031	40,013

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
40,000	6.10%, 11/15/2032	$ 42,862
115,000	6.05%, 09/01/2033	121,945
445,000	5.05%, 11/01/2034	438,850
275,000	5.40%, 10/15/2035	276,034
25,000	6.63%, 09/01/2053	26,595
200,000	Pertamina Persero PT 3.10%, 01/21/2030	188,968
550,000	Plains All American Pipeline LP / PAA Finance Corp 3.80%, 09/15/2030	530,227
60,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	59,936
230,000	Saudi Arabian Oil Co(b) 5.75%, 07/17/2054	228,735
	Targa Resources Corp
155,000	4.20%, 02/01/2033	147,266
80,000	6.50%, 03/30/2034	87,110
330,000	5.55%, 08/15/2035	336,574
135,000	5.65%, 02/15/2036	138,228
260,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	246,569
	TotalEnergies Capital SA
245,000	5.64%, 04/05/2064	244,094
145,000	5.43%, 09/10/2064	139,615
	Var Energi ASA(b)
200,000	5.88%, 05/22/2030	207,959
400,000	6.50%, 05/22/2035	425,323
445,000	Viper Energy Partners LLC 5.70%, 08/01/2035	452,440
	Whistler Pipeline LLC(b)
5,000	5.40%, 09/30/2029	5,142
109,000	5.70%, 09/30/2031	113,315
100,000	5.95%, 09/30/2034	103,070
250,000	Williams Cos Inc 5.65%, 03/15/2033	262,553
		12,564,350
Financial — 7.28%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
725,000	2.45%, 10/29/2026	712,301
360,000	5.38%, 12/15/2031	372,326
300,000	3.30%, 01/30/2032	276,268
370,000	Agree LP REIT(e) 4.80%, 10/01/2032	372,516
475,000	Air Lease Corp 5.20%, 07/15/2031	483,853
	American Express Co
270,000	5.09%, 01/30/2031	278,366
365,000	5.02%, 04/25/2031	375,318
50,000	American International Group Inc 3.40%, 06/30/2030	47,895
170,000	American Tower Corp REIT(e) 2.70%, 04/15/2031	155,098
345,000	Ameriprise Financial Inc 5.20%, 04/15/2035	351,439
Principal Amount(a)		Fair Value
Financial — (continued)
	Ares Strategic Income Fund(b)
425,000	5.80%, 09/09/2030	$ 431,890
390,000	5.15%, 01/15/2031	385,356
	Athene Global Funding(b)
325,000	4.72%, 10/08/2029	327,615
280,000	2.65%, 10/04/2031	249,374
104,000	Avolon Holdings Funding Ltd(b) 5.15%, 01/15/2030	105,490
	Banco Santander SA
800,000	5.57%, 01/17/2030	834,964
1,000,000	6.92%, 08/08/2033	1,112,084
	Bank of America Corp
30,000	5.08%, 01/20/2027	30,055
665,000	5.20%, 04/25/2029	681,667
520,000	2.59%, 04/29/2031	481,877
75,000	1.90%, 07/23/2031	66,991
960,000	1.92%, 10/24/2031	852,643
370,000	2.30%, 07/21/2032	328,191
785,000	4.57%, 04/27/2033	784,838
157,000	5.02%, 07/22/2033	160,417
180,000	5.52%, 10/25/2035	184,374
272,000	2.48%, 09/21/2036	236,144
295,000	6.11%, 01/29/2037	318,207
375,000	3.31%, 04/22/2042	297,454
	Bank of New York Mellon Corp
245,000	6.32%, 10/25/2029	260,722
40,000	4.60%, 07/26/2030	40,650
150,000	5.06%, 07/22/2032	154,983
20,000	5.19%, 03/14/2035	20,616
575,000	Barclays PLC 5.79%, 02/25/2036	600,079
125,000	Blackstone Private Credit Fund(e) 6.00%, 01/29/2032	128,984
200,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	204,936
465,000	BNP Paribas SA(b) 5.79%, 01/13/2033	488,029
	BPCE SA(b)
260,000	2.05%, 10/19/2027	253,802
255,000	5.39%, 05/28/2031	261,616
250,000	6.51%, 01/18/2035	265,639
465,000	Canadian Imperial Bank of Commerce 5.25%, 01/13/2031	480,158
	Capital One Financial Corp
240,000	4.49%, 09/11/2031	238,059
320,000	7.62%, 10/30/2031	361,918
90,000	6.05%, 02/01/2035	95,537
865,000	6.18%, 01/30/2036	897,312
317,000	Chubb Corp 6.80%, 11/15/2031	356,004
350,000	Citibank NA 4.91%, 05/29/2030	359,601
	Citigroup Inc
430,000	3.70%, 01/12/2026	429,243
700,000	3.89%, 01/10/2028	697,142
65,000	5.17%, 02/13/2030	66,678
280,000	4.95%, 05/07/2031	285,320

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
330,000	2.57%, 06/03/2031	$ 303,629
315,000	4.50%, 09/11/2031	315,170
525,000	3.06%, 01/25/2033	477,950
360,000	4.91%, 05/24/2033	364,350
200,000	6.02%, 01/24/2036	209,517
	Citizens Financial Group Inc
210,000	5.25%, 03/05/2031	215,223
30,000	6.65%, 04/25/2035	33,009
90,000	Corebridge Global Funding(b) 4.90%, 08/21/2032	90,401
	Credit Agricole SA(b)
525,000	5.22%, 05/27/2031	538,561
390,000	4.82%, 09/25/2033	387,603
	Crown Castle Inc REIT
60,000	4.80%, 09/01/2028	60,845
158,000	3.10%, 11/15/2029	150,299
420,000	2.25%, 01/15/2031	373,793
50,000	2.10%, 04/01/2031	43,776
290,000	Equitable America Global Funding(b) 4.70%, 09/15/2032	288,469
140,000	Equitable Financial Life Global Funding(b) 5.00%, 03/27/2030	143,448
57,000	Equitable Holdings Inc(e) 4.35%, 04/20/2028	57,196
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	568,417
270,000	First Horizon Corp 5.51%, 03/07/2031	277,929
505,000	GA Global Funding Trust(b) 4.50%, 09/18/2030	500,938
	Goldman Sachs Group Inc
375,000	5.05%, 07/23/2030	384,399
200,000	4.69%, 10/23/2030	202,549
130,000	5.21%, 01/28/2031	134,197
235,000	5.22%, 04/23/2031	243,015
210,000	2.62%, 04/22/2032	190,516
525,000	Healthcare Realty Holdings LP REIT(e) 2.05%, 03/15/2031	452,507
126,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	112,115
	HSBC Holdings PLC
200,000	6.16%, 03/09/2029	208,582
350,000	5.13%, 03/03/2031	358,450
1,215,000	5.24%, 05/13/2031	1,250,297
675,000	Huntington Bancshares Inc 5.71%, 02/02/2035	703,536
	Intercontinental Exchange Inc
140,000	3.63%, 09/01/2028	138,270
350,000	2.65%, 09/15/2040	259,623
175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	165,218
	JPMorgan Chase & Co
170,000	2.95%, 10/01/2026	168,398
150,000	4.85%, 07/25/2028	151,983
260,000	4.51%, 10/22/2028	262,221
560,000	3.51%, 01/23/2029	552,623
Principal Amount(a)		Fair Value
Financial — (continued)
95,000	5.30%, 07/24/2029	$ 97,881
90,000	6.09%, 10/23/2029	94,975
280,000	5.58%, 04/22/2030	292,456
175,000	3.70%, 05/06/2030	171,990
255,000	5.00%, 07/22/2030	261,565
25,000	2.74%, 10/15/2030	23,610
100,000	5.14%, 01/24/2031	103,273
135,000	2.52%, 04/22/2031	125,217
255,000	5.10%, 04/22/2031(e)	263,446
410,000	1.76%, 11/19/2031	361,981
165,000	1.95%, 02/04/2032	145,855
200,000	2.58%, 04/22/2032	181,763
475,000	2.96%, 01/25/2033	434,551
360,000	4.91%, 07/25/2033	367,095
140,000	5.34%, 01/23/2035	145,513
45,000	4.95%, 10/22/2035	45,382
140,000	5.57%, 04/22/2036(e)	147,563
185,000	5.58%, 07/23/2036	191,786
120,000	Lincoln Financial Global Funding(b) 4.63%, 05/28/2028	121,232
480,000	M&T Bank Corp 7.41%, 10/30/2029	521,431
55,000	Macquarie Airfinance Holdings Ltd(b) 6.40%, 03/26/2029	57,921
550,000	Macquarie Group Ltd(b) 1.34%, 01/12/2027	545,287
140,000	Marsh & McLennan Cos Inc 5.40%, 03/15/2055	137,259
625,000	Mastercard Inc 3.30%, 03/26/2027	620,145
	Morgan Stanley
385,000	3.63%, 01/20/2027	383,641
754,000	3.95%, 04/23/2027	752,347
600,000	3.77%, 01/24/2029	594,799
545,000	5.16%, 04/20/2029	557,879
70,000	5.45%, 07/20/2029	72,332
190,000	6.41%, 11/01/2029	201,945
100,000	4.43%, 01/23/2030	100,479
155,000	4.65%, 10/18/2030	156,694
110,000	5.23%, 01/15/2031	113,536
350,000	2.70%, 01/22/2031	327,052
385,000	1.79%, 02/13/2032	335,789
270,000	1.93%, 04/28/2032	235,636
355,000	4.89%, 07/20/2033	360,465
120,000	5.47%, 01/18/2035	124,985
265,000	5.66%, 04/17/2036	279,591
425,000	2.48%, 09/16/2036	369,166
200,000	NatWest Group PLC 5.12%, 05/23/2031	205,077
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	449,023
	Prologis LP REIT
625,000	1.75%, 07/01/2030	558,789
300,000	4.63%, 01/15/2033	301,939
150,000	Protective Life Global Funding(b) 4.80%, 06/05/2030	152,540
	Realty Income Corp REIT
430,000	4.50%, 02/01/2033	425,300

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
170,000	5.13%, 04/15/2035	$ 172,869
285,000	Royal Bank of Canada 5.15%, 02/04/2031	293,618
195,000	Sammons Financial Group Global Funding(b) 4.95%, 06/12/2030	197,841
	Synchrony Financial
365,000	5.45%, 03/06/2031	371,923
115,000	6.00%, 07/29/2036	117,627
250,000	Travelers Cos Inc 5.05%, 07/24/2035	254,455
500,000	Truist Bank 2.25%, 03/11/2030	455,798
90,000	Truist Financial Corp 6.05%, 06/08/2027	91,044
	UBS Group AG(b)
975,000	4.28%, 01/09/2028	975,361
240,000	2.75%, 02/11/2033	214,023
250,000	9.02%, 11/15/2033	313,217
435,000	5.58%, 05/09/2036	452,795
785,000	US Bancorp 4.97%, 07/22/2033	788,070
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	752,641
240,000	2.39%, 06/02/2028	233,305
415,000	2.88%, 10/30/2030(e)	392,923
120,000	5.24%, 01/24/2031	124,153
80,000	2.57%, 02/11/2031	74,346
165,000	5.15%, 04/23/2031	170,165
545,000	3.35%, 03/02/2033	507,327
103,000	4.90%, 07/25/2033	104,641
75,000	6.49%, 10/23/2034	83,332
730,000	5.61%, 04/23/2036	766,099
475,000	Westpac Banking Corp 4.11%, 07/24/2034	465,156
500,000	Willis North America Inc 2.95%, 09/15/2029	474,699
		50,946,670
Industrial — 1.63%
160,000	AGCO Corp 5.80%, 03/21/2034	166,322
189,000	Allegion US Holding Co Inc 5.60%, 05/29/2034	197,264
200,000	BAE Systems PLC(b) 5.13%, 03/26/2029	205,965
	Boeing Co
1,025,000	3.45%, 11/01/2028	1,002,233
55,000	3.20%, 03/01/2029	53,070
82,000	2.95%, 02/01/2030	77,202
621,000	5.15%, 05/01/2030	637,243
110,000	6.39%, 05/01/2031	119,803
459,000	6.53%, 05/01/2034	507,409
375,000	5.71%, 05/01/2040	382,643
200,000	5.81%, 05/01/2050	199,813
363,000	6.86%, 05/01/2054	414,075
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	163,925
Principal Amount(a)		Fair Value
Industrial — (continued)
400,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	$ 364,429
	Carrier Global Corp
325,000	2.70%, 02/15/2031	298,315
566,000	5.90%, 03/15/2034	607,343
400,000	CSX Corp 3.80%, 03/01/2028	398,379
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	195,807
125,000	General Electric Co 5.88%, 01/14/2038	135,908
203,000	Howmet Aerospace Inc 4.85%, 10/15/2031	208,285
205,000	IDEX Corp 2.63%, 06/15/2031	185,584
155,000	Ingersoll Rand Inc 5.70%, 08/14/2033	164,660
280,000	John Deere Capital Corp 4.25%, 06/05/2028	282,312
150,000	L3Harris Technologies Inc 5.05%, 06/01/2029	154,215
	Northrop Grumman Corp
100,000	4.65%, 07/15/2030	101,711
195,000	5.15%, 05/01/2040	194,264
110,000	Otis Worldwide Corp 3.11%, 02/15/2040	85,636
	Penske Truck Leasing Co LP / PTL Finance Corp(b)
65,000	4.40%, 07/01/2027	65,165
65,000	6.05%, 08/01/2028	67,870
55,000	5.35%, 03/30/2029	56,563
207,000	5.25%, 07/01/2029	212,854
794,000	Regal Rexnord Corp 6.30%, 02/15/2030	841,877
	Republic Services Inc
90,000	4.88%, 04/01/2029	92,247
70,000	1.45%, 02/15/2031	60,638
205,000	5.20%, 11/15/2034	212,558
	RTX Corp
75,000	5.75%, 11/08/2026	76,237
227,000	4.13%, 11/16/2028	226,825
205,000	6.10%, 03/15/2034	224,474
325,000	Union Pacific Corp 2.80%, 02/14/2032	297,553
60,000	Veralto Corp 5.50%, 09/18/2026	60,724
	Waste Management Inc
175,000	3.15%, 11/15/2027	172,075
600,000	1.15%, 03/15/2028(e)	561,115
187,000	4.95%, 07/03/2031	193,337
	Westinghouse Air Brake Technologies Corp
195,000	4.90%, 05/29/2030	199,283
295,000	5.61%, 03/11/2034	309,934
		11,435,144
Technology — 2.25%
330,000	Accenture Capital Inc 4.25%, 10/04/2031	329,507

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
550,000	Adobe Inc(e) 2.15%, 02/01/2027	$ 538,330
285,000	Applied Materials Inc 4.60%, 01/15/2036	282,050
	Broadcom Inc
170,000	4.15%, 02/15/2028	170,443
12,000	4.11%, 09/15/2028	12,037
90,000	5.05%, 07/12/2029	92,708
450,000	4.20%, 10/15/2030	449,232
192,000	4.15%, 04/15/2032(b)	188,288
370,000	3.42%, 04/15/2033(b)	342,426
150,000	3.47%, 04/15/2034(b)	136,890
440,000	5.20%, 07/15/2035	453,465
339,000	3.14%, 11/15/2035(b)	293,291
245,000	Cadence Design Systems Inc 4.70%, 09/10/2034	244,604
174,000	Constellation Software Inc(b) 5.46%, 02/16/2034	177,752
257,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	313,169
	Foundry JV Holdco LLC(b)
240,000	5.50%, 01/25/2031	249,041
725,000	6.15%, 01/25/2032	774,905
	Hewlett Packard Enterprise Co
251,000	5.00%, 10/15/2034	249,048
50,000	6.35%, 10/15/2045	52,666
330,000	5.60%, 10/15/2054	315,600
	Intel Corp
115,000	4.15%, 08/05/2032	110,931
515,000	5.20%, 02/10/2033(e)	526,518
120,000	5.15%, 02/21/2034(e)	121,667
100,000	4.10%, 05/11/2047	78,084
335,000	3.73%, 12/08/2047	247,436
96,000	3.25%, 11/15/2049	63,791
125,000	4.75%, 03/25/2050	105,890
40,000	3.05%, 08/12/2051	25,379
135,000	5.05%, 08/05/2062	115,977
290,000	International Business Machines Corp 4.80%, 02/10/2030	296,766
500,000	Intuit Inc 1.35%, 07/15/2027	478,289
215,000	Micron Technology Inc 5.65%, 11/01/2032	225,628
335,000	MSCI Inc(b) 4.00%, 11/15/2029	327,295
310,000	NVIDIA Corp 3.50%, 04/01/2040	265,494
325,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	289,088
	Oracle Corp
275,000	4.50%, 05/06/2028	277,029
210,000	2.95%, 04/01/2030	197,869
350,000	4.65%, 05/06/2030	354,909
510,000	2.88%, 03/25/2031	468,301
481,000	5.25%, 02/03/2032	495,885
1,370,000	4.80%, 09/26/2032	1,368,198
301,000	4.90%, 02/06/2033	303,724
Principal Amount(a)		Fair Value
Technology — (continued)
45,000	4.70%, 09/27/2034	$ 43,946
650,000	5.20%, 09/26/2035	653,579
350,000	3.60%, 04/01/2040	281,099
391,000	3.60%, 04/01/2050	275,248
55,000	3.95%, 03/25/2051	40,893
125,000	6.90%, 11/09/2052	139,081
90,000	5.50%, 09/27/2064	82,425
	QUALCOMM Inc
265,000	4.75%, 05/20/2032	269,910
70,000	4.80%, 05/20/2045	65,622
452,000	ServiceNow Inc 1.40%, 09/01/2030	395,812
271,000	Synopsys Inc 5.00%, 04/01/2032	276,934
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	223,207
	VMware LLC
100,000	1.80%, 08/15/2028	93,825
300,000	2.20%, 08/15/2031	264,607
	Workday Inc
125,000	3.50%, 04/01/2027	123,892
100,000	3.80%, 04/01/2032	95,487
		15,735,167
Utilities — 3.06%
	Alabama Power Co
355,000	4.30%, 03/15/2031	354,618
40,000	5.10%, 04/02/2035	40,877
335,000	3.45%, 10/01/2049	245,469
425,000	Alliant Energy Finance LLC(b) 4.25%, 06/15/2028	421,556
125,000	American Water Capital Corp 3.75%, 09/01/2028	124,359
195,000	Arizona Public Service Co 5.70%, 08/15/2034	204,311
120,000	Baltimore Gas & Electric Co 5.45%, 06/01/2035	124,647
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	342,659
61,000	Boston Gas Co(b) 3.76%, 03/16/2032	57,457
180,000	Brooklyn Union Gas Co(b) 4.87%, 08/05/2032	177,763
196,000	CenterPoint Energy Inc(e) 5.40%, 06/01/2029	202,790
77,000	CenterPoint Energy Resources Corp 1.75%, 10/01/2030	68,161
80,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	74,751
	Consolidated Edison Co of New York Inc
145,000	3.20%, 12/01/2051	98,193
135,000	5.70%, 05/15/2054	138,365
180,000	5.50%, 03/15/2055	177,974
310,000	Dominion Energy Inc 5.00%, 06/15/2030	317,814
333,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	336,619

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
	Duke Energy Corp
475,000	3.15%, 08/15/2027	$ 467,457
60,000	2.45%, 06/01/2030	55,220
347,000	2.55%, 06/15/2031(e)	313,705
40,000	5.45%, 06/15/2034(e)	41,606
425,000	4.95%, 09/15/2035	422,211
160,000	5.00%, 08/15/2052	144,041
	Duke Energy Ohio Inc
145,000	3.65%, 02/01/2029	143,266
115,000	5.25%, 04/01/2033	119,102
120,000	5.55%, 03/15/2054	119,872
	Duke Energy Progress LLC
150,000	5.05%, 03/15/2035	152,417
205,000	5.55%, 03/15/2055	205,820
	Edison International(e)
210,000	6.25%, 03/15/2030	218,365
40,000	5.25%, 03/15/2032	39,621
975,000	Entergy Corp 2.95%, 09/01/2026	964,588
	Eversource Energy
195,000	5.13%, 05/15/2033	197,716
324,000	5.50%, 01/01/2034	334,567
450,000	Exelon Corp 4.05%, 04/15/2030	445,128
55,000	FirstEnergy Corp 3.90%, 07/15/2027	54,663
	Georgia Power Co
215,000	4.00%, 10/01/2028	214,996
175,000	4.55%, 03/15/2030	177,708
125,000	5.20%, 03/15/2035	128,092
30,000	4.75%, 09/01/2040	28,562
210,000	Interstate Power & Light Co 5.60%, 06/29/2035	218,177
50,000	Jersey Central Power & Light Co 5.10%, 01/15/2035	50,674
42,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	44,476
45,000	Monongahela Power Co(b) 5.85%, 02/15/2034	47,561
	NextEra Energy Capital Holdings Inc
95,000	4.63%, 07/15/2027	95,931
380,000	2.25%, 06/01/2030	346,949
	NiSource Inc
150,000	3.49%, 05/15/2027	148,567
55,000	1.70%, 02/15/2031	47,765
125,000	5.40%, 06/30/2033	129,586
335,000	5.35%, 07/15/2035	342,044
	NSTAR Electric Co
105,000	5.40%, 06/01/2034	109,302
145,000	5.20%, 03/01/2035	147,759
120,000	Oglethorpe Power Corp 5.05%, 10/01/2048	109,118
	Ohio Edison Co(b)
85,000	4.95%, 12/15/2029	86,859
20,000	5.50%, 01/15/2033	20,781
200,000	Ohio Power Co 5.00%, 06/01/2033	202,727
Principal Amount(a)		Fair Value
Utilities — (continued)
185,000	Oncor Electric Delivery Co LLC(b) 5.35%, 04/01/2035	$ 191,345
	Pacific Gas & Electric Co
625,000	2.10%, 08/01/2027	600,776
160,000	6.10%, 01/15/2029	167,377
405,000	2.50%, 02/01/2031	360,815
185,000	3.25%, 06/01/2031	170,116
114,000	6.15%, 01/15/2033	120,657
100,000	6.40%, 06/15/2033	107,494
286,000	6.95%, 03/15/2034	317,229
180,000	5.80%, 05/15/2034	186,510
91,000	3.30%, 08/01/2040	68,947
70,000	4.75%, 02/15/2044	59,887
73,000	4.95%, 07/01/2050	62,655
60,000	3.50%, 08/01/2050	40,932
352,000	6.75%, 01/15/2053	379,262
165,000	5.90%, 10/01/2054	160,727
54,000	6.15%, 03/01/2055	54,307
115,000	6.10%, 10/15/2055	114,839
	Pinnacle West Capital Corp
133,000	4.90%, 05/15/2028	135,115
175,000	5.15%, 05/15/2030	179,968
340,000	Public Service Co of Oklahoma 5.20%, 01/15/2035	344,198
	Public Service Enterprise Group Inc
205,000	4.90%, 03/15/2030	209,542
90,000	6.13%, 10/15/2033	97,158
45,000	5.45%, 04/01/2034	46,578
	Puget Energy Inc
64,000	4.10%, 06/15/2030	62,502
31,000	4.22%, 03/15/2032	29,688
610,000	5.73%, 03/15/2035	629,473
275,000	San Diego Gas & Electric Co 5.40%, 04/15/2035	283,997
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	99,152
	Southern California Edison Co
140,000	2.25%, 06/01/2030	125,518
220,000	2.75%, 02/01/2032	193,446
135,000	5.95%, 11/01/2032	142,274
155,000	5.20%, 06/01/2034	154,073
110,000	5.45%, 03/01/2035(e)	111,327
51,000	3.90%, 03/15/2043	39,905
80,000	4.65%, 10/01/2043	68,137
5,000	4.00%, 04/01/2047	3,783
297,000	4.13%, 03/01/2048	226,925
60,000	3.65%, 02/01/2050	41,933
35,000	5.45%, 06/01/2052	31,774
144,000	5.70%, 03/01/2053	135,220
65,000	5.88%, 12/01/2053	62,776
135,000	5.90%, 03/01/2055	131,011
55,000	6.20%, 09/15/2055	55,447
	Southern California Gas Co
65,000	5.75%, 06/01/2053	65,538
80,000	5.60%, 04/01/2054	80,278
320,000	6.00%, 06/15/2055	335,061

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
	Southern Co
125,000	4.85%, 06/15/2028	$ 127,284
75,000	5.70%, 03/15/2034	79,212
260,000	Southern Co Gas Capital Corp 5.10%, 09/15/2035	260,680
320,000	Southern Power Co 4.90%, 10/01/2035	315,584
99,000	Southwest Gas Corp 2.20%, 06/15/2030	89,950
215,000	Southwestern Electric Power Co 5.30%, 04/01/2033	219,752
55,000	Trans-Allegheny Interstate Line Co(b) 5.00%, 01/15/2031	56,392
	Virginia Electric & Power Co
260,000	5.00%, 04/01/2033	264,600
240,000	5.00%, 01/15/2034	242,698
65,000	5.05%, 08/15/2034	65,886
195,000	5.15%, 03/15/2035	198,564
435,000	4.90%, 09/15/2035	432,724
20,000	4.20%, 05/15/2045	16,718
45,000	5.35%, 01/15/2054	43,244
75,000	5.65%, 03/15/2055	75,437
90,000	Wisconsin Power & Light Co 5.38%, 03/30/2034	93,456
	Xcel Energy Inc
525,000	3.35%, 12/01/2026	519,808
100,000	4.60%, 06/01/2032	99,214
290,000	5.60%, 04/15/2035	300,625
		21,432,882
TOTAL CORPORATE BONDS AND NOTES — 23.86% (Cost $167,606,559)		$166,953,076
FOREIGN GOVERNMENT BONDS AND NOTES
	Bermuda Government International Bond
200,000	2.38%, 08/20/2030	182,200
200,000	5.00%, 07/15/2032(b)	204,736
200,000	5.00%, 07/15/2032	204,736
230,000	Chile Government International Bond 5.65%, 01/13/2037	241,650
950,000	Eagle Funding Luxco SARL(b) 5.50%, 08/17/2030	963,832
275,000	Hungary Government International Bond(b) 5.50%, 03/26/2036	277,033
	Israel Government International Bond
200,000	5.38%, 02/19/2030	206,294
200,000	2.75%, 07/03/2030	184,287
	Mexico Government International Bond
200,000	3.25%, 04/16/2030	188,280
715,000	5.38%, 03/22/2033	712,855
240,000	6.00%, 05/07/2036	245,244
415,000	6.88%, 05/13/2037	447,577
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
465,000	6.63%, 01/29/2038	$ 488,720
685,000	4.28%, 08/14/2041	554,679
200,000	Panama Government International Bond 3.16%, 01/23/2030	186,034
380,000	Peruvian Government International Bond 3.30%, 03/11/2041	295,070
	Republic of Poland Government International Bond
220,000	5.13%, 09/18/2034	224,880
270,000	5.50%, 03/18/2054	261,040
	Romanian Government International Bond
40,000	3.00%, 02/27/2027(b)	39,044
234,000	5.88%, 01/30/2029(b)	240,430
570,000	3.00%, 02/14/2031	506,145
506,000	3.63%, 03/27/2032	450,722
250,000	5.75%, 03/24/2035(b)	240,731
86,000	7.50%, 02/10/2037(b)	92,299
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.09% (Cost $7,794,667)		$7,638,518
MORTGAGE-BACKED SECURITIES
Non-Agency — 9.23%
129,451	Ajax Mortgage Loan Trust(b)(d) Series 2021-C Class A 6.12%, 01/25/2061	129,423
190,000	ALA Trust(b)(c) Series 2025-OANA Class A 5.89%, 06/15/2040 1-mo. SOFR + 1.74%	190,950
	Angel Oak Mortgage Trust(b)
	Series 2020-1 Class A1
15,402	2.47%, 12/25/2059(f)	15,040
	Series 2020-2 Class A1A
65,039	2.53%, 01/26/2065(f)	61,844
	Series 2020-4 Class A1
22,461	1.47%, 06/25/2065(f)	21,613
	Series 2020-6 Class A1
30,969	1.26%, 05/25/2065(f)	28,508
	Series 2020-R1 Class A1
51,932	0.99%, 04/25/2053(f)	49,334
	Series 2021-1 Class A1
103,316	0.91%, 01/25/2066(f)	90,169
	Series 2021-2 Class A1
202,474	0.99%, 04/25/2066(f)	175,758
	Series 2021-3 Class A1
111,817	1.07%, 05/25/2066(f)	97,087
	Series 2021-4 Class A1
171,705	1.04%, 01/20/2065(f)	144,966
	Series 2021-5 Class A1
241,748	0.95%, 07/25/2066(f)	211,243
	Series 2021-7 Class A1
227,618	1.98%, 10/25/2066(f)	198,594
	Series 2021-8 Class A1
182,633	1.82%, 11/25/2066(f)	163,652

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-1 Class A1
630,319	2.88%, 12/25/2066(d)	$ 591,845
	Series 2022-2 Class A1
120,000	3.35%, 01/25/2067(f)	113,809
	Series 2022-5 Class A1
531,847	4.50%, 05/25/2067(d)	528,815
	Arroyo Mortgage Trust(b)
	Series 2019-2 Class A1
36,910	3.35%, 04/25/2049(f)	35,922
	Series 2019-3 Class A1
36,400	2.96%, 10/25/2048(f)	34,886
	Series 2022-1 Class A1A
341,479	2.50%, 12/25/2056(d)	329,389
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	340,257
	Series 2019-BN16 Class XA
2,348,959	1.09%, 02/15/2052(f)	57,062
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	618,742
	Series 2019-BN18 Class XA
963,039	1.03%, 05/15/2062(f)	25,272
	Series 2019-BN20 Class XA
1,133,535	0.92%, 09/15/2062(f)	31,021
	Series 2019-BN22 Class XA
1,751,103	0.69%, 11/15/2062(f)	36,806
	Series 2019-BN23 Class XA
2,891,188	0.80%, 12/15/2052(f)	68,867
	Series 2019-BN24 Class XA
971,241	0.75%, 11/15/2062(f)	22,937
	Series 2020-BN26 Class XA
1,011,680	1.31%, 03/15/2063(f)	39,846
	Series 2020-BN28 Class XA
2,313,201	1.87%, 03/15/2063(f)	160,568
	Series 2020-BN29 Class XA
2,756,344	1.41%, 11/15/2053(f)	146,555
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054(f)	1,363,037
	Series 2023-BNK45 Class ASB
500,000	5.47%, 02/15/2056	520,154
	Series 2023-BNK45 Class XA
987,954	1.21%, 02/15/2056(f)	52,678
	Series 2024-BNK48 Class XA
1,756,640	1.35%, 10/15/2057(f)	142,877
	Series 2025-BNK49 Class A5
850,000	5.62%, 03/15/2058(f)	899,959
	BANK5
	Series 2024-5YR11 Class A3
500,000	5.89%, 11/15/2057	525,888
	Series 2024-5YR11 Class AS
225,000	6.14%, 11/15/2057	234,558
	Series 2024-5YR7 Class A3
475,000	5.77%, 06/15/2057	495,743
	Series 2024-5YR8 Class A3
275,000	5.88%, 08/15/2057	288,619
	Series 2024-5YR9 Class AS
400,000	6.18%, 08/15/2057(f)	418,231
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-5YR15 Class A3
550,000	5.45%, 07/15/2058	$ 571,450
	Series 2025-5YR17 Class AS
850,000	5.63%, 11/15/2058(f)	876,473
	Barclays Commercial Mortgage Securities Trust
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,389,764
	Series 2022-C15 Class A5
105,000	3.66%, 04/15/2055(f)	97,572
	Series 2024-C24 Class A5
325,000	5.42%, 02/15/2057	339,298
	Series 2024-C24 Class XA
1,102,275	1.86%, 02/15/2057(f)	105,373
	Series 2024-C26 Class B
475,000	5.94%, 05/15/2057(f)	487,213
	Series 2024-C28 Class XA
997,177	1.33%, 09/15/2057(f)	75,714
	Series 2025-5C36 Class A3
600,000	5.52%, 08/15/2058	626,309
	Series 2025-C32 Class XA
1,049,031	1.36%, 02/15/2062(f)	88,151
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(f)	394,004
	Series 2019-B10 Class XA
1,922,843	1.38%, 03/15/2062(f)	67,987
	Series 2019-B11 Class A2
2,224	3.41%, 05/15/2052	2,213
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	439,380
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,419,387
	Series 2019-B12 Class XA
892,638	1.20%, 08/15/2052(f)	23,560
	Series 2019-B9 Class A5
550,000	4.02%, 03/15/2052	539,409
	Series 2020-B18 Class XA
514,324	1.85%, 07/15/2053(f)	26,870
	Series 2020-B22 Class XA
1,096,524	1.61%, 01/15/2054(f)	68,645
	Series 2023-B39 Class XA
2,322,654	0.72%, 07/15/2056(f)	83,422
	Series 2023-B40 Class XA
966,892	1.43%, 12/15/2056(f)	54,011
	Series 2024-V8 Class A3
325,000	6.19%, 07/15/2057(f)	343,330
	BINOM Securitization Trust(b)(f)
	Series 2021-INV1 Class A1
118,370	2.03%, 06/25/2056	107,630
	Series 2022-INV1 Class A1
381,232	4.44%, 08/25/2057	371,314
450,693	BLP Commercial Mortgage Trust(b)(c) Series 2024-IND2 Class A 5.49%, 03/15/2041 1-mo. SOFR + 1.34%	451,538

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	BMO Mortgage Trust
	Series 2024-5C6 Class A3
200,000	5.32%, 09/15/2057	$ 206,020
	Series 2024-C9 Class A5
475,000	5.76%, 07/15/2057	505,426
	Series 2024-C9 Class XA
1,506,768	1.08%, 07/15/2057(f)	95,662
645,000	BOCA Commercial Mortgage Trust(b)(c) Series 2024-BOCA Class A 6.07%, 08/15/2041 1-mo. SOFR + 1.92%	647,822
290,000	BPR Trust(b)(f) Series 2024-PMDW Class A 5.36%, 11/05/2041	295,241
	BRAVO Residential Funding Trust(b)
	Series 2021-NQM2 Class A1
29,704	0.97%, 03/25/2060(f)	29,013
	Series 2022-NQM3 Class A1
161,146	5.11%, 07/25/2062(f)	160,952
	Series 2025-NQM8 Class A1A
783,972	5.08%, 06/25/2065(d)	785,671
	BSTN Commercial Mortgage Trust(b)(f)
	Series 2025-1C Class A
575,000	5.55%, 06/15/2044	590,076
	Series 2025-HUB Class A
165,000	5.06%, 04/13/2041	165,000
10,779	Bunker Hill Loan Depository Trust(b)(f) Series 2020-1 Class A1 1.72%, 02/25/2055	10,697
395,000	BWAY Trust(b)(f) Series 2025-1535 Class A 6.52%, 05/05/2042	409,484
	BX Trust(b)(c)
	Series 2021-ARIA Class A
550,000	5.16%, 10/15/2036 1-mo. SOFR + 1.01%	549,484
	Series 2024-AIRC Class A
374,478	5.84%, 08/15/2039 1-mo. SOFR + 1.69%	375,180
	Series 2024-BIO Class A
275,000	5.79%, 02/15/2041 1-mo. SOFR + 1.64%	274,570
	Series 2024-PAT Class A
300,000	6.24%, 03/15/2041 1-mo. SOFR + 2.09%	300,094
	Series 2024-XL5 Class A
317,030	5.54%, 03/15/2041 1-mo. SOFR + 1.39%	317,228
	Series 2025-ROIC Class A
547,863	5.29%, 03/15/2030 1-mo. SOFR + 1.14%	546,665
69,022	CD Commercial Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	68,625
Principal Amount(a)		Fair Value
Non-Agency — (continued)
180,000	CENT Trust(b)(f) Series 2025-CITY Class A 5.09%, 07/10/2040	$ 182,036
219,318	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	218,785
9,405	Citigroup Mortgage Loan Trust(b)(f) Series 2018-RP1 Class A1 3.00%, 09/25/2064	9,264
	COLT Mortgage Loan Trust(b)(f)
	Series 2020-2R Class A1
58,404	1.33%, 10/26/2065	54,888
	Series 2021-2 Class A1
172,542	0.92%, 08/25/2066	146,264
	Series 2021-3 Class A1
307,505	0.96%, 09/27/2066	258,284
	Series 2021-4 Class A1
203,130	1.40%, 10/25/2066	174,095
	Series 2021-HX1 Class A1
421,102	1.11%, 10/25/2066	364,731
	Series 2022-4 Class A1
67,014	4.30%, 03/25/2067	66,777
	COMM Mortgage Trust(b)
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039	95,794
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039	112,991
	Series 2024-277P Class A
165,000	6.34%, 08/10/2044	173,890
	Series 2024-CBM Class A2
120,000	5.87%, 12/10/2041(f)	122,240
	Credit Suisse Mortgage Trust(b)
	Series 2017-FHA1 Class A1
24,159	3.25%, 04/25/2047(f)	22,233
	Series 2018-RPL9 Class A
97,152	3.85%, 09/25/2057(f)	93,848
	Series 2020-NQM1 Class A1
80,608	2.21%, 05/25/2065(d)	77,065
	Series 2020-RPL4 Class A1
227,349	2.00%, 01/25/2060(f)	205,948
	Series 2021-NQM2 Class A1
204,221	1.18%, 02/25/2066(f)	183,265
	Series 2021-NQM5 Class A1
167,742	0.94%, 05/25/2066(f)	139,943
	Series 2021-NQM6 Class A1
379,100	1.17%, 07/25/2066(f)	325,127
	Series 2021-NQM7 Class A1
174,650	1.76%, 10/25/2066(f)	154,089
	Series 2021-NQM8 Class A1
206,691	1.84%, 10/25/2066(f)	188,739
	Series 2021-RPL4 Class A1
220,960	4.14%, 12/27/2060(f)	220,064
	Series 2022-NQM1 Class A1
513,120	2.27%, 11/25/2066(f)	469,723
10,915,616	DBGS Mortgage Trust(f) Series 2018-C1 Class XA 0.31%, 10/15/2051	53,156

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
385,953	DBJPM Mortgage Trust(f) Series 2020-C9 Class XA 1.70%, 09/15/2053	$ 17,532
140,000	DC Trust(b)(f) Series 2024-HLTN Class A 5.93%, 04/13/2040	141,530
880,000	Durst Commercial Mortgage Trust(b)(f) Series 2025-151 Class A 5.32%, 08/10/2042	895,507
	Ellington Financial Mortgage Trust(b)(f)
	Series 2020-2 Class A1
27,187	1.18%, 10/25/2065	25,688
	Series 2021-1 Class A1
328,594	0.80%, 02/25/2066	287,587
	Series 2021-2 Class A1
145,608	0.93%, 06/25/2066	122,456
	Series 2022-1 Class A1
837,654	2.21%, 01/25/2067	740,426
125,000	Extended Stay America Trust(b)(c) Series 2025-ESH Class A 5.45%, 10/15/2042 1-mo. SOFR + 1.30%	125,234
	GCAT Trust(b)
	Series 2020-NQM2 Class A1
19,339	2.56%, 04/25/2065(d)	18,618
	Series 2021-NQM1 Class A1
119,786	0.87%, 01/25/2066(f)	107,153
	Series 2021-NQM4 Class A1
280,104	1.09%, 08/25/2066(f)	234,621
	Series 2021-NQM7 Class A1
131,223	1.92%, 08/25/2066(f)	122,233
	Series 2022-HX1 Class A1
516,537	2.89%, 12/27/2066(f)	486,765
	GS Mortgage Securities Trust(f)
	Series 2020-GC45 Class XA
1,891,464	0.73%, 02/13/2053	40,315
	Series 2024-70P Class A
625,000	5.49%, 03/10/2041(b)	626,640
157,641	HIH Trust(b)(c) Series 2024-61P Class A 5.99%, 10/15/2041 1-mo. SOFR + 1.84%	158,182
400,000	Houston Galleria Mall Trust(b)(f) Series 2025-HGLR Class A 5.64%, 02/05/2045	413,598
150,000	HTL Commercial Mortgage Trust(b)(f) Series 2024-T53 Class A 6.07%, 05/10/2039	152,142
	Hudson Yards Mortgage Trust(b)(f)
	Series 2025-SPRL Class A
370,000	5.65%, 01/13/2040	382,357
	Series 2025-SPRL Class B
175,000	5.95%, 01/13/2040	181,271
	Imperial Fund Mortgage Trust(b)
	Series 2021-NQM2 Class A1
149,442	1.07%, 09/25/2056(f)	128,753
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-NQM2 Class A1
474,154	3.64%, 03/25/2067(d)	$ 452,433
700,000	IRV Trust(b)(f) Series 2025-200P Class A 5.47%, 03/14/2047	715,531
223,096	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class A5 3.60%, 11/15/2048	221,311
	JPMDB Commercial Mortgage Securities Trust
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	538,736
	Series 2016-C4 Class ASB
62,283	2.99%, 12/15/2049	61,835
120,000	JPMorgan Chase Commercial Mortgage Securities Trust(b) Series 2020-NNN Class AFX 2.81%, 01/16/2037	107,400
	JPMorgan Mortgage Trust(b)
	Series 2024-1 Class A4
268,588	6.00%, 06/25/2054(f)	271,064
	Series 2024-VIS2 Class A1
1,092,097	5.85%, 11/25/2064(d)	1,103,498
	Series 2025-NQM2 Class A1
698,664	5.57%, 09/25/2065(f)	704,572
	Legacy Mortgage Asset Trust(b)(d)
	Series 2021-GS2 Class A1
209,062	5.75%, 04/25/2061	208,899
	Series 2021-GS4 Class A1
73,905	5.65%, 11/25/2060	73,948
500,000	LEX Mortgage Trust(b)(f) Series 2024-BBG Class A 5.04%, 10/13/2033	502,988
2,075,000	MAD Commercial Mortgage Trust(b)(f) Series 2025-11MD Class A 4.75%, 10/15/2042	2,071,639
	MetLife Securitization Trust(b)(f)
	Series 2017-1A Class A
15,622	3.00%, 04/25/2055	15,055
	Series 2018-1A Class A
44,197	3.75%, 03/25/2057	43,136
345,000	MF1 Ltd(b)(c) Series 2022-FL8 Class AS 5.88%, 02/19/2037 1-mo. SOFR + 1.75%	344,139
	MFRA Trust(b)(f)
	Series 2020-NQM3 Class A1
11,428	1.01%, 01/26/2065	10,860
	Series 2021-NQM1 Class A1
121,269	1.15%, 04/25/2065	114,231
	Series 2021-NQM2 Class A1
105,289	1.03%, 11/25/2064	93,146
	Mill City Mortgage Loan Trust(b)(f)
	Series 2018-1 Class A1
15,924	3.25%, 05/25/2062	15,802

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-GS1 Class A1
115,318	2.75%, 07/25/2059	$ 113,016
300,000	Morgan Stanley Capital I Trust(b)(c) Series 2021-230P Class A 5.43%, 12/15/2038 1-mo. SOFR + 1.28%	288,194
	Morgan Stanley Residential Mortgage Loan Trust(b)
	Series 2025-DSC3 Class A1A
975,000	4.91%, 09/25/2070(d)	973,692
	Series 2025-NQM4 Class A1A
1,122,353	5.59%, 06/25/2070(d)	1,131,957
	Series 2025-SPL1 CLASS A1
685,000	4.25%, 02/25/2065(f)	668,716
345,611	MSWF Commercial Mortgage Trust(f) Series 2023-2 Class XA 1.14%, 12/15/2056	19,789
	New Residential Mortgage Loan Trust(b)
	Series 2015-1A Class A3
15,524	3.75%, 05/28/2052(f)	14,940
	Series 2017-4A Class A1
26,394	4.00%, 05/25/2057(f)	25,432
	Series 2017-5A Class A1
21,599	5.77%, 06/25/2057(c) 1-mo. SOFR + 1.61%	21,865
	Series 2018-1A Class A1A
227,537	4.00%, 12/25/2057(f)	222,487
	Series 2019-3A Class A1A
80,787	3.75%, 11/25/2058(f)	78,100
	Series 2019-5A Class A1B
78,461	3.50%, 08/25/2059(f)	74,730
	Series 2019-NQM4 Class A1
14,061	2.49%, 09/25/2059(f)	13,511
	Series 2020-1A Class A1B
53,931	3.50%, 10/25/2059(f)	50,829
	Series 2021-NQ1R Class A1
80,684	0.94%, 07/25/2055(f)	73,333
	Series 2021-NQ2R Class A1
88,587	0.94%, 10/25/2058(f)	84,726
	Series 2022-NQM2 Class A1
390,355	3.08%, 03/27/2062(f)	370,590
	Series 2022-NQM4 Class A1
750,993	5.00%, 06/25/2062(d)	748,255
574,053	NMLT Trust(b)(f) Series 2021-INV1 Class A1 1.19%, 05/25/2056	506,481
410,000	NRTH Commercial Mortgage Trust(b)(c) Series 2025-PARK Class A 5.54%, 10/15/2040 1-mo. SOFR + 1.39%	408,975
	NYC Commercial Mortgage Trust(b)
	Series 2025-299P Class A
105,000	5.85%, 02/10/2047(f)	110,237
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-300P Class A
495,000	4.88%, 07/13/2042(f)	$ 497,393
	Series 2025-3BP Class A
330,000	5.36%, 02/15/2042(c) 1-mo. SOFR + 1.21%	329,167
350,000	One New York Plaza Trust(b)(c) Series 2020-1NYP Class A 5.22%, 01/15/2036 1-mo. SOFR + 1.06%	344,406
	Onslow Bay Financial LLC(b)
	Series 2021-NQM1 Class A1
196,462	1.07%, 02/25/2066(f)	171,546
	Series 2021-NQM3 Class A1
193,921	1.05%, 07/25/2061(f)	159,717
	Series 2021-NQM4 Class A1
128,290	1.96%, 10/25/2061(f)	110,002
	Series 2022-NQM1 Class A1
561,954	2.31%, 11/25/2061(f)	509,158
	Series 2025-NQM11 Class A1A
825,474	5.42%, 05/25/2065(d)	832,270
	Pretium Mortgage Credit Partners(b)(d)
	Series 2021-RN2 Class A1
116,122	5.74%, 07/25/2051	116,025
	Series 2025-NPL6 Class A1
720,575	5.74%, 06/25/2055	724,135
	Series 2025-NPL7 Class A1
489,052	5.66%, 07/25/2055	490,279
	Series 2025-NPL8 Class A1
455,234	5.73%, 08/25/2055	456,626
	Series 2025-NPL9 Class A1
622,459	5.39%, 08/25/2055	624,657
	Series 2025-RPL1 Class A1
556,965	4.00%, 07/25/2069	540,705
555,326	PRKCM Trust(b)(f) Series 2021-AFC1 Class A1 1.51%, 08/25/2056	470,643
	PRP Advisors LLC(b)(d)
	Series 2025-3 Class A1
93,167	6.26%, 05/25/2030	93,378
	Series 2025-5 Class A1
162,449	5.73%, 07/25/2030	162,602
	Series 2025-6 Class A1
409,561	5.77%, 08/25/2028	409,861
	Series 2025-7 Class A1
298,937	5.50%, 08/25/2030	299,907
	Series 2025-RPL2 Class A1
577,870	3.75%, 04/25/2055	562,481
33,537	Residential Mortgage Loan Trust(b)(f) Series 2021-1R Class A1 0.86%, 01/25/2065	32,336
159,955	RFR Trust(b)(f) Series 2025-SGRM Class A 5.56%, 03/11/2041	163,551
	ROCC Trust(b)
	Series 2024-CNTR Class A
800,000	5.39%, 11/13/2041	824,253

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-CNTR Class B
200,000	5.93%, 11/13/2041	$ 206,719
490,000	SG Commercial Mortgage Securities Trust(b) Series 2020-COVE Class A 2.63%, 03/15/2037	457,529
660,000	SHR Trust(b)(c) Series 2024-LXRY Class A 6.10%, 10/15/2041 1-mo. SOFR + 1.95%	660,825
	Starwood Mortgage Residential Trust(b)(f)
	Series 2020-3 Class A1
11,994	1.49%, 04/25/2065	11,696
	Series 2021-1 Class A1
112,856	1.22%, 05/25/2065	106,000
	Series 2021-2 Class A1
72,773	0.94%, 05/25/2065	68,655
	Series 2021-6 Class A1
307,401	1.92%, 11/25/2066	271,381
560,000	Texas Commercial Mortgage Trust(b)(c) Series 2025-TWR Class A 5.44%, 04/15/2042 1-mo. SOFR + 1.29%	558,501
103,381	Toorak Mortgage Corp(b)(f) Series 2021-INV1 Class A1 1.15%, 07/25/2056	93,901
	Towd Point Mortgage Trust(b)(f)
	Series 2018-1 Class A1
4,849	3.00%, 01/25/2058	4,805
	Series 2018-2 Class A1
26,041	3.25%, 03/25/2058	25,756
	Series 2018-3 Class A1
45,968	3.75%, 05/25/2058	45,202
	Series 2018-5 Class A1A
56,219	3.25%, 07/25/2058	55,644
	Series 2019-1 Class A1
216,290	3.75%, 03/25/2058	210,686
	Series 2020-1 Class A2A
190,000	3.10%, 01/25/2060	175,512
	Series 2021-R1 Class A1
1,079,889	2.92%, 11/30/2060	980,448
	Verus Securitization Trust(b)
	Series 2021-2 Class A1
142,839	1.03%, 02/25/2066(f)	129,611
	Series 2021-4 Class A1
139,262	0.94%, 07/25/2066(f)	118,383
	Series 2021-5 Class A1
631,452	1.01%, 09/25/2066(f)	549,876
	Series 2021-7 Class A1
643,114	1.83%, 10/25/2066(d)	587,631
	Series 2021-8 Class A1
265,316	1.82%, 11/25/2066(f)	245,568
	Series 2021-R2 Class A1
75,289	0.92%, 02/25/2064(f)	69,730
	Series 2022-3 Class A1
176,278	4.13%, 02/25/2067(d)	169,691
Principal Amount(a)		Fair Value
Non-Agency — (continued)
165,470	VOLT CII LLC(b)(d) Series 2021-NP11 Class A1 5.87%, 08/25/2051	$ 165,423
138,997	VOLT CIII LLC(b)(d) Series 2021-CF1 Class A1 5.99%, 08/25/2051	138,970
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
45,799	3.70%, 11/15/2048	45,707
	Series 2024-MGP Class A12
500,000	5.84%, 08/15/2041(b)(c) 1-mo. SOFR + 1.69%	499,573
	Series 2024-MGP Class B12
100,000	6.44%, 08/15/2041(b)(c) 1-mo. SOFR + 2.29%	99,912
355,000	WHARF Commercial Mortgage Trust(b)(f) Series 2025-DC Class A 5.53%, 07/15/2040	363,355
280,000	Willowbrook Mall(b)(f) Series 2025-WBRK Class A 5.87%, 03/05/2035	290,655
		64,609,819
U.S. Government Agency — 30.87%
	Connecticut Avenue Securities Trust(b)(c)
	Series 2021-R01 Class 1M2
76,485	5.91%, 10/25/2041 1-mo. SOFR + 1.55%	76,628
	Series 2021-R03 Class 1M2
121,000	6.01%, 12/25/2041 1-mo. SOFR + 1.65%	121,548
	Series 2024-R01 Class 1M2
175,000	6.16%, 01/25/2044 1-mo. SOFR + 1.80%	176,428
	Series 2024-R02 Class 1M2
107,000	6.16%, 02/25/2044 1-mo. SOFR + 1.80%	107,880
	Series 2024-R03 Class 2M2
375,000	6.31%, 03/25/2044 1-mo. SOFR + 1.95%	377,828
	Federal Home Loan Mortgage Corp
47,162	3.00%, 09/01/2027	46,672
1,606	6.00%, 11/01/2033	1,667
6,358	6.00%, 04/01/2035	6,559
5,072	4.50%, 05/01/2035	5,110
19,197	5.50%, 08/01/2035	19,869
10,023	4.50%, 11/01/2035	10,053
2,529	6.50%, 02/01/2036	2,646
4,392	4.50%, 03/01/2036	4,424
5,406	6.00%, 03/01/2036	5,697
8,205	5.50%, 08/01/2036	8,393
6,036	7.00%, 08/01/2037	6,302
27,579	5.00%, 04/01/2038	28,277
61,295	5.50%, 05/01/2038	63,655
41,946	4.50%, 03/01/2039	42,189
40,904	4.50%, 05/01/2039	41,253

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
47,252	4.00%, 09/01/2040	$ 46,074
120,055	5.00%, 09/01/2040	123,095
10,971	4.00%, 09/01/2043	10,528
118,754	4.50%, 04/01/2044	118,058
269,832	4.50%, 12/01/2044	267,817
721,779	3.00%, 02/01/2049	656,185
39,545	3.50%, 07/01/2049	36,965
1,039,502	4.00%, 03/01/2050	997,796
1,714,524	4.50%, 03/01/2050	1,680,953
327,732	3.50%, 05/01/2050	302,165
97,353	2.50%, 11/01/2050	83,617
587,911	4.50%, 11/01/2050	573,295
818,212	2.50%, 02/01/2051	695,581
1,269,351	2.00%, 03/01/2051	1,033,761
2,278,067	2.00%, 05/01/2051	1,850,272
2,291,473	2.50%, 05/01/2051	1,959,006
2,594,510	2.50%, 08/01/2051	2,228,038
28,238	2.00%, 09/01/2051	22,903
708,083	2.50%, 09/01/2051	603,930
884,200	2.00%, 11/01/2051	721,704
2,931,170	2.00%, 01/01/2052	2,367,718
485,662	2.00%, 02/01/2052	391,584
28,526	2.00%, 03/01/2052	23,115
986,867	2.00%, 04/01/2052	797,824
612,648	4.50%, 04/01/2052	596,380
1,181,329	2.00%, 06/01/2052	958,199
2,330,617	3.00%, 08/01/2052	2,083,330
663,671	4.50%, 08/01/2052	647,508
2,344,593	3.00%, 11/01/2052	2,064,477
277,954	6.00%, 11/01/2052	288,303
762,046	6.00%, 01/01/2053	790,284
1,629,175	4.50%, 05/01/2053	1,610,322
4,110,268	6.00%, 06/01/2054	4,202,714
1,775,252	6.00%, 09/01/2054	1,814,316
4,162,007	6.00%, 12/01/2054	4,253,667
3,318,715	5.50%, 01/01/2055	3,369,584
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	187,773
	Series K104 Class X1
953,205	1.23%, 01/25/2030(f)	38,116
	Series K111 Class X1
566,272	1.67%, 05/25/2030(f)	34,361
	Series K112 Class X1
1,111,303	1.53%, 05/25/2030(f)	61,066
	Series K114 Class X1
1,450,646	1.21%, 06/25/2030(f)	64,205
	Series K122 Class X1
440,450	0.96%, 11/25/2030(f)	16,204
	Series K-152 Class A2
500,000	3.78%, 11/25/2032(f)	484,254
	Series K-161 Class A2
500,000	4.90%, 10/25/2033(f)	518,880
	Series K510 Class A2
175,000	5.07%, 10/25/2028(f)	179,730
	Series K547 Class A2
950,000	4.42%, 05/25/2030(f)	962,524
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series KF153 Class AS
229,724	5.03%, 02/25/2033(c) 1-mo. SOFR + 0.68%	$ 229,939
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
12,877	3.00%, 05/15/2041	12,360
	Series 4097 Class KA
11,617	2.00%, 09/15/2031	11,514
	Series 4142 Class PT
14,243	1.25%, 12/15/2027	13,895
	Series 4146 Class AB
11,171	1.13%, 12/15/2027	10,907
	Series 4961 Class JB
106,864	2.50%, 12/15/2042	98,314
	Series 5170 Class DP
325,829	2.00%, 07/25/2050	286,168
	Series 5502 Class FG
456,815	5.36%, 02/25/2055(c) 1-mo. SOFR + 1.00%	455,320
56,962	Federal Home Loan Mortgage Corp Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	54,065
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c)
	Series 2021-DNA5 Class M2
28,162	6.01%, 01/25/2034 1-mo. SOFR + 1.65%	28,249
	Series 2021-DNA6 Class B1
800,000	7.76%, 10/25/2041 1-mo. SOFR + 3.40%	817,993
	Series 2022-DNA2 Class M2
395,000	8.11%, 02/25/2042 1-mo. SOFR + 3.75%	408,209
	Series 2022-DNA3 Class M1B
635,000	7.26%, 04/25/2042 1-mo. SOFR + 2.90%	653,256
	Series 2022-DNA4 Class M1B
250,000	7.71%, 05/25/2042 1-mo. SOFR + 3.35%	259,453
	Series 2022-DNA5 Class M1B
695,000	8.86%, 06/25/2042 1-mo. SOFR + 4.50%	735,133
	Series 2022-DNA7 Class M1B
515,000	9.36%, 03/25/2052 1-mo. SOFR + 5.00%	554,109
	Series 2022-HQA3 Class M1B
265,000	7.91%, 08/25/2042 1-mo. SOFR + 3.55%	277,409

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series 2023-HQA1 Class M1B
160,000	7.86%, 05/25/2043 1-mo. SOFR + 3.50%	$ 168,702
	Series 2023-HQA3 Class A1
88,650	6.21%, 11/25/2043 1-mo. SOFR + 1.85%	89,655
	Series 2025-DNA2 Class A1
425,000	5.46%, 05/25/2045 1-mo. SOFR + 1.10%	426,056
	Series 2025-DNA3 Class A1
1,090,000	5.32%, 09/25/2045 1-mo. SOFR + 0.95%	1,090,681
	Federal National Mortgage Association
15,635	4.00%, 07/01/2026	15,571
168,644	3.50%, 01/01/2031	166,084
3,611	4.50%, 08/01/2035	3,637
1,198	6.00%, 02/01/2036	1,224
11,381	5.50%, 03/01/2036	11,740
11,344	6.00%, 03/01/2037	11,840
21,956	6.00%, 08/01/2037	22,916
8,775	6.50%, 08/01/2037	9,292
18,688	2.00%, 07/01/2041	16,244
98,799	4.00%, 10/01/2041	96,091
395,479	3.50%, 08/01/2043	372,284
220,775	4.00%, 01/01/2045	212,739
129,475	3.50%, 08/01/2045	121,721
677,589	4.00%, 08/01/2045	657,571
288,700	4.00%, 10/01/2046	277,565
298,835	3.50%, 01/01/2047	278,857
770,427	4.50%, 11/01/2047	760,863
21,160	4.50%, 01/01/2048	20,812
305,838	4.50%, 04/01/2048	301,824
126,309	4.00%, 02/01/2049	121,221
382,106	3.50%, 07/01/2049	357,176
353,772	4.50%, 07/01/2049	347,922
275,201	3.50%, 08/01/2049	257,246
697,594	3.00%, 12/01/2049	620,116
1,486,030	3.00%, 04/01/2050	1,324,396
412,308	3.50%, 05/01/2050	380,109
642,503	2.50%, 06/01/2050	551,804
193,191	2.50%, 07/01/2050	164,572
746,276	2.50%, 09/01/2050	642,507
2,544,007	2.00%, 10/01/2050	2,070,791
1,695,879	2.00%, 11/01/2050	1,380,779
852,429	2.50%, 01/01/2051	723,635
40,967	2.50%, 02/01/2051	35,187
65,029	2.50%, 03/01/2051	55,975
200,354	2.00%, 04/01/2051	162,710
874,098	2.00%, 05/01/2051	709,957
9,947,239	2.50%, 06/01/2051	8,448,564
948,914	3.00%, 07/01/2051	834,361
80,568	2.50%, 09/01/2051	69,300
856,496	2.00%, 10/01/2051	693,075
318,693	2.50%, 10/01/2051	273,706
333,651	2.50%, 11/01/2051	286,697
1,184,375	2.00%, 01/01/2052	960,834
1,701,662	2.00%, 02/01/2052	1,378,456
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
4,043,766	2.00%, 04/01/2052	$ 3,274,516
4,130,736	2.50%, 04/01/2052	3,481,890
3,574,723	2.00%, 06/01/2052	2,892,150
1,085,636	3.00%, 06/01/2052	958,408
60,075	2.00%, 07/01/2052	48,597
762,524	5.50%, 09/01/2052	779,558
1,234,945	4.50%, 12/01/2052	1,203,530
771,422	5.50%, 04/01/2053	785,408
2,827,003	5.50%, 06/01/2053	2,861,837
2,364,269	6.00%, 12/01/2053	2,418,877
4,179,324	6.50%, 01/01/2054	4,326,712
3,384,441	5.50%, 09/01/2054	3,418,482
2,559,786	5.00%, 10/01/2054	2,539,909
	Federal National Mortgage Association Alternative Credit Enhancement Securities(f)
	Series 2019-M21 Class X3
1,825,113	1.25%, 06/25/2034	109,635
	Series 2020-M2 Class X ACES
4,307,496	0.39%, 01/25/2030	38,421
41,583	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	38,543
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
11,933	1.50%, 09/25/2027	11,674
	Series 2012-18 Class GA
20,446	2.00%, 12/25/2041	19,255
	Series 2012-21 Class PQ
10,795	2.00%, 09/25/2041	10,245
	Series 2012-52 Class PA
17,989	3.50%, 05/25/2042	17,390
	Series 2013-9 Class PT
13,102	1.25%, 02/25/2028	12,763
	Series 2015-48 Class QB
10,344	3.00%, 02/25/2043	10,165
	Series 2015-5 Class EP
49,342	2.00%, 06/25/2043	47,342
	Series 2016-11 Class GA
30,614	2.50%, 03/25/2046	28,688
	Series 2016-38 Class NA
15,658	3.00%, 01/25/2046	14,713
	Series 2017-16 Class PB
288,000	3.00%, 03/25/2047	258,278
	Series 2017-26 Class CG
10,432	3.50%, 07/25/2044	10,361
	Series 2017-34 Class JK
8,630	3.00%, 05/25/2047	8,464
	Series 2017-35 Class AH
12,578	3.50%, 04/25/2053	12,503
	Series 2017-49 Class JA
16,176	4.00%, 07/25/2053	16,123
	Series 2017-84 Class KA
18,911	3.50%, 04/25/2053	18,752

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series 2018-23 Class LA
32,143	3.50%, 04/25/2048	$ 30,832
	Series 2018-70 Class HA
29,331	3.50%, 10/25/2056	28,756
	Series 2019-12 Class HA
57,730	3.50%, 11/25/2057	55,772
	Series 2019-14 Class CA
52,104	3.50%, 04/25/2049	50,499
	Series 2019-45 Class PT
51,346	3.00%, 08/25/2049	46,958
	Series 2020-1 Class AC
197,502	3.50%, 08/25/2058	189,109
	Series 2022-90 Class AY
680,000	4.50%, 12/25/2041	673,748
	Series 2025-11 Class FB
686,739	5.36%, 03/25/2055(c) 1-mo. SOFR + 1.00%	685,706
	Government National Mortgage Association
3,250,000	3.50%, TBA	2,962,752
2,800,000	4.00%, TBA	2,632,277
4,000,000	4.50%, TBA	3,878,407
3,500,000	5.00%, TBA	3,481,167
1,000,000	5.50%, TBA	1,007,442
2,000,000	6.00%, TBA	2,034,027
128,447	4.00%, 02/20/2045	123,527
28,212	3.00%, 12/20/2045	25,607
64,717	4.50%, 01/20/2046	64,143
111,463	4.50%, 06/20/2048	110,263
112,744	4.50%, 07/20/2048	111,469
118,887	4.50%, 09/20/2048	117,536
119,436	4.50%, 10/20/2048	118,006
100,717	4.50%, 01/20/2049	99,449
113,519	4.50%, 02/20/2049	112,434
247,902	3.50%, 12/20/2049	227,246
236,087	3.50%, 01/20/2050	217,286
1,164,986	3.00%, 03/20/2050	1,042,963
524,512	3.50%, 10/20/2050	482,800
1,540,587	2.00%, 12/20/2050	1,273,677
2,522,377	2.50%, 03/20/2051	2,173,404
65,559	3.00%, 03/20/2051	58,715
59,128	3.00%, 06/20/2051	52,835
2,635,978	2.50%, 08/20/2051	2,271,245
192,486	2.50%, 09/20/2051	164,604
2,458,730	3.00%, 10/20/2051	2,197,037
477,959	2.50%, 11/20/2051	410,456
1,771,311	2.00%, 12/20/2051	1,464,369
273,434	2.50%, 12/20/2051	234,816
873,923	3.00%, 05/20/2052	780,462
2,016,908	4.50%, 09/20/2052	1,970,595
864,564	4.50%, 11/20/2052	844,578
794,807	3.50%, 02/20/2053	730,146
2,703,282	5.50%, 05/20/2054	2,728,536
	Series 2013-37 Class LG
12,978	2.00%, 01/20/2042	12,698
	Series 2021-135 Class A
1,413,853	2.00%, 08/20/2051	1,179,568
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Uniform Mortgage-Backed Security(g)
600,000	2.00%, TBA	$ 551,309
7,852,000	2.50%, TBA	6,614,051
1,800,000	3.00%, TBA	1,724,036
3,000,000	4.50%, TBA	2,909,573
9,000,000	5.00%, TBA	8,924,915
35,720,000	5.50%, TBA	36,010,243
13,255,000	6.00%, TBA	13,540,534
		215,968,389
TOTAL MORTGAGE-BACKED SECURITIES — 40.10% (Cost $285,696,419)		$280,578,208
MUNICIPAL BONDS AND NOTES
	County of Riverside California, RB
420,000	2.96%,02/15/2027	415,741
420,000	3.07%,02/15/2028	413,220
	Marshall University Series B, RB
100,000	3.13%,05/01/2028	97,449
100,000	3.38%,05/01/2031	94,802
	Maryland Economic Development Corp, RB
270,000	4.97%,11/30/2032	278,630
110,000	5.02%,11/30/2033	113,488
50,000	New York State Thruway Authority Series M, RB 2.90%, 01/01/2035	44,677
230,000	New York Transportation Development Corp, RB 4.25%, 09/01/2035	226,047
355,000	Philadelphia Authority for Industrial Development Series C, RB 6.55%, 10/15/2028	376,976
80,000	Regents of The University of California Medical Center Series H, RB 6.55%, 05/15/2048	86,259
575,000	State Board of Administration Finance Corp, RB 2.15%, 07/01/2030	526,033
85,000	State of California, GO 7.30%, 10/01/2039	99,444
TOTAL MUNICIPAL BONDS AND NOTES — 0.40% (Cost $2,907,109)		$2,772,766
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
2,080,000	2.90%, 04/12/2032	1,943,503
760,000	2.85%, 03/28/2034	683,317
	Federal Home Loan Bank
560,000	3.38%, 09/10/2032	534,178

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
600,000	4.75%, 12/10/2032	$ 626,798
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.54% (Cost $4,008,722)		$3,787,796
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
1,550,048(h)	1.75%, 01/15/2034	1,557,354
477,860(h)	1.88%, 07/15/2035	481,059
3,416,720(h)	0.75%, 02/15/2042	2,707,780
14,050(h)	0.63%, 02/15/2043	10,664
1,351,399(h)	1.38%, 02/15/2044	1,155,016
1,035,701(h)	0.75%, 02/15/2045	771,765
408,996(h)	1.00%, 02/15/2046	315,179
816,706(h)	0.25%, 02/15/2050	482,633
1,512,714(h)	1.50%, 02/15/2053	1,210,198
	United States Treasury Note/Bond
5,315,000	1.38%, 08/31/2026(e)(i)(j)	5,202,596
265,000	1.13%, 02/28/2027	255,746
6,585,000	4.25%, 03/15/2027	6,638,503
6,970,000	3.75%, 04/30/2027	6,979,801
1,070,000	0.50%, 06/30/2027	1,013,616
430,000	0.38%, 09/30/2027	403,377
125,000	0.50%, 10/31/2027	117,256
8,765,000	4.13%, 11/15/2027	8,854,362
5,830,000	0.75%, 01/31/2028	5,459,248
2,510,000	1.25%, 05/31/2028	2,359,596
2,870,000	1.25%, 06/30/2028	2,692,979
19,890,000	3.63%, 08/15/2028	19,890,000
9,240,000	4.63%, 04/30/2029(e)	9,534,886
5,505,000	4.13%, 11/30/2029	5,593,596
11,850,000	1.50%, 02/15/2030	10,806,181
3,290,000	4.00%, 03/31/2030	3,327,655
1,340,000	3.75%, 06/30/2030	1,340,576
2,980,000	3.63%, 09/30/2030	2,964,867
1,710,000	4.63%, 09/30/2030	1,777,465
2,130,000	1.25%, 08/15/2031	1,842,117
3,045,000	1.38%, 11/15/2031	2,635,590
3,620,000	2.75%, 08/15/2032	3,365,327
3,030,000	3.88%, 09/30/2032	3,020,058
7,675,000	4.25%, 11/15/2034	7,761,644
8,830,000	4.63%, 02/15/2035	9,176,302
2,380,000	4.38%, 05/15/2040	2,355,177
730,000	4.75%, 02/15/2041(e)	748,792
1,500,000	4.00%, 11/15/2042	1,386,797
3,900,000	3.13%, 02/15/2043	3,183,223
1,200,000	3.88%, 05/15/2043	1,086,984
350,000	4.38%, 08/15/2043	337,777
1,566,000	3.63%, 02/15/2044	1,359,300
680,000	4.63%, 05/15/2044	675,033
610,000	3.13%, 08/15/2044	488,405
3,850,000	2.50%, 02/15/2045	2,757,713
2,450,000	4.88%, 08/15/2045(e)	2,504,742
3,010,000	2.50%, 02/15/2046	2,124,754
1,620,000	2.25%, 08/15/2046	1,080,844
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
1,500,000	2.88%, 11/15/2046	$ 1,123,125
1,500,000	3.00%, 02/15/2047	1,145,391
6,596,000	3.00%, 05/15/2047	5,021,720
2,570,000	3.00%, 02/15/2048	1,940,752
1,580,000	3.13%, 05/15/2048	1,218,328
1,915,000	3.38%, 11/15/2048	1,538,358
1,280,000	2.88%, 05/15/2049	933,800
910,000	2.38%, 11/15/2049	595,410
5,100,000	1.25%, 05/15/2050	2,501,590
2,730,000	1.63%, 11/15/2050	1,464,816
1,365,000	2.25%, 02/15/2052	846,673
870,000	2.88%, 05/15/2052	620,827
3,485,000	3.00%, 08/15/2052	2,548,951
6,331,400	4.00%, 11/15/2052	5,603,042
2,995,000	3.63%, 05/15/2053	2,473,683
3,128,000	4.25%, 08/15/2054	2,887,535
2,745,000	4.63%, 02/15/2055	2,695,999
930,000	4.75%, 05/15/2055	932,906
	United States Treasury Strip Coupon(k)
1,842,000	3.80%, 11/15/2029(e)	1,577,072
390,000	3.87%, 08/15/2030	323,540
390,000	3.89%, 11/15/2030	320,117
1,150,000	3.96%, 08/15/2031	913,457
1,510,000	3.99%, 11/15/2031	1,185,631
831,000	4.03%, 05/15/2032	637,841
390,000	4.15%, 08/15/2033	282,268
870,000	4.36%, 08/15/2035	568,360
TOTAL U.S. TREASURY BONDS AND NOTES — 27.69% (Cost $202,935,427)		$193,695,725
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
28,518,183	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l), 4.09%(m)	28,518,183
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 4.08% (Cost $28,518,183)		$28,518,183
Principal Amount(a)
SHORT TERM INVESTMENTS
Certificate of Deposit — 0.23%
1,624,000	National Bank of Kuwait 4.48%, 12/02/2025	1,625,016
Commercial Paper — 0.22%
1,571,000	General Motors Financial Co Inc 4.72%, 01/26/2026	1,547,377

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — 7.58%
	U.S. Treasury Bills(k)
4,715,000	4.27%, 10/02/2025	$ 4,714,442
1,745,000	4.22%, 10/14/2025(e)	1,742,342
5,545,000	4.27%, 10/16/2025	5,535,148
12,465,000	4.07%, 11/04/2025(e)	12,417,242
1,615,000	4.18%, 11/06/2025	1,608,284
5,170,000	4.11%, 11/18/2025(e)	5,141,858
19,300,000	4.03%, 11/25/2025	19,182,042
2,690,000	4.10%, 12/09/2025(e)	2,669,006
		53,010,364
TOTAL SHORT TERM INVESTMENTS — 8.03% (Cost $56,182,058)		$56,182,757
TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 113.90% (Cost: $811,763,371)		$796,874,588
TBA SALE COMMITMENTS
U.S. Government Agency — (0.77%)
	Uniform Mortgage-Backed Security(g)
(3,000,000)	2.00%, TBA	(2,417,293)
(1,000,000)	3.00%, TBA	(878,201)
(2,000,000)	6.50%, TBA	(2,066,768)
		(5,362,262)
TBA SALE COMMITMENTS — (0.77)% (Proceeds $(5,363,945))		$(5,362,262)
TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 113.13% (Cost $806,399,426)		$791,512,326
OTHER ASSETS & LIABILITIES, NET — (13.13)%		$(91,850,554)
TOTAL NET ASSETS — 100.00%		$699,661,772
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of 144A securities was $132,310,915, representing 18.91% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2025.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2025. Maturity date disclosed represents final maturity date.
(e)	All or a portion of the security is on loan as of September 30, 2025.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(h)	Principal amount of the security is adjusted for inflation.
(i)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(j)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of September 30, 2025.
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
ICE 3 Month SONIA	34	GBP	8,170	Dec 2025	$(13,732)
ICE 3 Month SONIA	21	GBP	5,061	Dec 2026	(9,424)
U.S. 10 Year Treasury Note Futures	144	USD	16,200	Dec 2025	(19,075)
U.S. 10 Year Treasury Ultra Futures	67	USD	7,710	Dec 2025	32,234
U.S. 2 Year Treasury Note Futures	148	USD	30,843	Dec 2025	(17,331)
U.S. 5 Year Treasury Note Futures	81	USD	8,845	Dec 2025	(32,194)
U.S. Long Bond Futures	179	USD	20,870	Dec 2025	288,440
U.S. Ultra Bond Futures	152	USD	18,250	Dec 2025	378,249
Short
Euro-Bobl Futures	15	EUR	1,767	Dec 2025	704
Euro-Bund Futures	23	EUR	2,957	Dec 2025	(22,560)
U.S. 10 Year Treasury Ultra Futures	136	USD	15,651	Dec 2025	(154,068)
U.S. 2 Year Treasury Note Futures	88	USD	18,339	Dec 2025	29,946
U.S. 5 Year Treasury Note Futures	31	USD	3,385	Dec 2025	996
				Net Appreciation	$462,185
As of September 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
MS	USD	2,272,076	EUR	1,925,699	12/08/2025	$2,307
					Net Appreciation	$2,307
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.IG.42(c)	USD	6,592	$145,350	$105,946	2.00%	06/20/2029	$39,404	0.37%	Quarterly	-
CDX.NA.IG.43(c)	USD	11,600	262,837	224,653	3.00	12/20/2029	38,184	0.42	Quarterly	-
CDX.NA.IG.45(c)	USD	7,200	162,647	165,348	1.00	12/20/2030	(2,701)	0.52	Quarterly	-
			$570,834	$495,947		Net Appreciation	$74,887
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
As of September 30, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annually	3.06%	Annually	USD	6,350	08/31/2027	$4,932	$(109)	$5,041
1-day SOFR	Annually	3.29%	Annually	USD	11,150	09/15/2027	5,086	(7,113)	12,199
3.75%	Annually	6-mo. NIBOR	Semi-Annually	NOK	114,420	12/17/2027	(78,161)	(921)	(77,240)
2.00%	Annually	3-mo. STIBOR	Quarterly	SEK	78,990	12/17/2027	(15,286)	9,343	(24,629)
1-day SOFR	Annually	3.50%	Annually	USD	10,990	12/17/2027	(43,975)	(31,255)	(12,720)
1.75%	Annually	1-day EUROSTR	Annually	EUR	1,070	12/17/2027	(4,658)	(3,556)	(1,102)
3.75%	Annually	1-day SOFR	Annually	USD	800	12/17/2027	7,025	8,053	(1,028)
4.00%	Quarterly	3-mo. BBSW	Quarterly	AUD	520	12/17/2027	3,463	4,020	(557)
1-day SARON	Annually	(0.25%)	Annually	CHF	3,070	12/17/2027	15,099	13,630	1,469
2.50%	Semi-Annually	1-day CORRA	Semi-Annually	CAD	1,590	12/17/2027	3,716	2,143	1,573
6-mo. EURIBOR	Semi-Annually	2.00%	Annually	EUR	910	12/17/2027	3,722	990	2,732
1-day TONA	Annually	1.00%	Annually	JPY	274,000	12/17/2027	993	(1,902)	2,895
2.25%	Semi-Annually	1-day CORRA	Semi-Annually	CAD	4,180	12/17/2027	(4,747)	(10,669)	5,922
4.00%	Annually	1-day SONIA	Annually	GBP	13,380	12/17/2027	90,510	77,062	13,448
3-mo. BBSW	Quarterly	3.75%	Quarterly	AUD	24,790	12/17/2027	(86,672)	(146,277)	59,605
3.37%	Annually	1-day SOFR	Annually	USD	34,970	06/23/2028	58,298	(64,568)	122,866
2.00%	Annually	1-day EUROSTR	Annually	EUR	36,859	09/10/2028	(69,460)	(19,220)	(50,240)
6-mo. EURIBOR	Semi-Annually	2.50%	Annually	EUR	36,859	09/10/2028	(42,477)	(65,407)	22,930
2.40%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	6,280	08/11/2029	(8,303)	9,793	(18,096)
1-day SOFR	Annually	3.25%	Annually	USD	5,560	02/28/2030	15,737	(14,277)	30,014
1-day SOFR	Annually	3.60%	Annually	USD	36,780	06/23/2030	(122,437)	75,465	(197,902)
1-day SOFR	Annually	3.53%	Annually	USD	2,140	07/15/2030	(10,626)	(6,302)	(4,324)
2.20	Annually	1-day EUROSTR	Annually	EUR	1,740	10/10/2030	0	2,854	(2,854)
3.37%	Annually	1-day SOFR	Annually	USD	5,210	11/06/2030	1,155	(2,127)	3,282
3.75%	Annually	1-day SONIA	Annually	GBP	1,910	12/17/2030	(10,464)	918	(11,382)
2.25%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	5,590	12/17/2030	(50,352)	(39,336)	(11,016)
2.50%	Semi-Annually	1-day CORRA	Semi-Annually	CAD	1,110	12/17/2030	(1,472)	(6,888)	5,416
3.50%	Semi-Annually	3-mo. BBR-FRA	Quarterly	NZD	2,820	12/17/2030	26,390	11,730	14,660
1-day TONA	Annually	1.00%	Annually	JPY	893,000	12/17/2030	66,949	35,722	31,227
3.38%	Annually	1-day SOFR	Annually	USD	9,030	08/31/2031	771	18,590	(17,819)
1-day TONA	Annually	1.30%	Annually	JPY	363,373	08/02/2034	41,329	4,090	37,239
2.50%	Annually	1-day EUROSTR	Annually	EUR	2,760	08/15/2034	14,612	(3,172)	17,784
3.00%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	2,240	05/15/2035	2,511	4,397	(1,886)
4.10%	Annually	1-day SOFR	Annually	USD	8,950	06/24/2035	52,576	(3,371)	55,947
1-day SOFR	Annually	3.75%	Annually	USD	1,580	12/17/2035	(12,397)	(7,737)	(4,660)
4.00%	Annually	1-day SONIA	Annually	GBP	360	12/17/2035	(6,588)	(3,082)	(3,506)
2.75%	Annually	3-mo. STIBOR	Quarterly	SEK	10,170	12/17/2035	(178)	1,293	(1,471)
1-day SARON	Annually	0.50%	Annually	CHF	220	12/17/2035	(642)	(893)	251
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
6-mo. NIBOR	Semi-Annually	4.00%	Annually	NOK	1,450	12/17/2035	$996	$(450)	$1,446
6-mo. BBSW	Semi-Annually	4.25%	Semi-Annually	AUD	190	12/17/2035	645	(813)	1,458
6-mo. EURIBOR	Semi-Annually	2.50%	Annually	EUR	1,310	12/17/2035	27,730	24,878	2,852
4.00%	Semi-Annually	3-mo. BBR-FRA	Quarterly	NZD	790	12/17/2035	10,350	4,528	5,822
2.75%	Semi-Annually	1-day CORRA	Semi-Annually	CAD	550	12/17/2035	(4,980)	(11,947)	6,967
1-day TONA	Annually	1.25%	Annually	JPY	710,000	12/17/2035	126,004	90,221	35,783
1-day SOFR	Annually	3.81%	Annually	USD	4,970	08/31/2036	(39,702)	(36,877)	(2,825)
4.57%	Annually	1-day SOFR	Annually	USD	12,240	07/16/2040	41,798	(37,320)	79,118
3.30%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	5,660	07/30/2040	(6,680)	(2,116)	(4,564)
2.16%	Annually	1-day TONA	Annually	JPY	424,598	08/02/2044	(107,133)	(24,567)	(82,566)
1-day SOFR	Annually	4.16%	Annually	USD	3,955	03/19/2045	(105,947)	(1,543)	(104,404)
6-mo. EURIBOR	Semi-Annually	3.00%	Annually	EUR	13,560	07/30/2045	81,658	46,398	35,260
2.50%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	470	12/17/2045	(36,711)	(35,985)	(726)
1-day SOFR	Annually	2.88%	Annually	USD	440	03/15/2053	79,730	4,523	75,207
1-day SOFR	Annually	2.97%	Annually	USD	1,235	03/15/2053	205,094	(1,022)	206,116
1-day SOFR	Annually	3.25%	Annually	USD	365	06/21/2053	43,518	575	42,943
1-day SOFR	Annually	3.59%	Annually	USD	670	09/20/2053	41,254	556	40,698
1-day SOFR	Annually	3.85%	Annually	USD	9,500	07/17/2055	(7,926)	71,066	(78,992)
2.60%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	9,090	07/29/2055	(43,072)	(23,824)	(19,248)
6-mo. EURIBOR	Semi-Annually	2.80%	Annually	EUR	2,210	08/13/2055	34,016	5,866	28,150
2.90%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	2,060	08/15/2055	6,945	6,264	681
1-day SOFR	Annually	3.98%	Annually	USD	1,390	11/06/2055	(11,006)	(11,380)	374
6-mo. EURIBOR	Semi-Annually	2.25%	Annually	EUR	970	12/17/2055	151,234	150,824	410
2.00%	Annually	1-day TONA	Annually	JPY	146,000	12/17/2055	(103,224)	(107,388)	4,164
2.53%	Annually	1-day EUROSTR	Annually	EUR	2,520	03/19/2056	(166,019)	(100,575)	(65,444)
6-mo. EURIBOR	Semi-Annually	2.61%	Annually	EUR	2,520	03/19/2056	182,673	115,036	67,637
6-mo. EURIBOR	Semi-Annually	2.60%	Annually	EUR	1,540	08/16/2075	(8,995)	(3,581)	(5,414)
6-mo. EURIBOR	Semi-Annually	2.75%	Annually	EUR	280	12/17/2075	5,588	5,989	(401)
							$243,817	$(30,753)	$274,570
Abbreviations
BBR-FRA	New Zealand Dollar Bank Bill Rate-Forward Rate Agreement Basis Swap
BBSW	Australian Bank Bill Swap Rate
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
EUROSTR	Euro short term rate
MS	Morgan Stanley & Co LLC
NIBOR	Norwegian Interbank Offered Rate
SARON	Swiss Average Rate Overnight interest rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
STIBOR	Swedish Krona Stockholm Interbank Offered Rate
TONA	Tokyo Overnight Average Rate
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 1.96%
397,000	Aligned Data Centers Issuer LLC(b) Series 2024-15A Class A 6.00%, 08/17/2048	401,128
228,000	AutoNation Finance Trust(b) Series 2022-R05 Class 2M1 4.62%, 11/13/2029	230,189
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2022-6A Class AR2
370,000	5.49%, 06/20/2029	380,671
	Series 2022-NLP Class B
281,000	6.02%, 02/20/2030	295,015
	Series 2022-R05 Class 2M2
326,000	5.12%, 08/20/2031	334,991
	Series 2023-22A Class D1R
113,000	4.17%, 02/20/2030	112,595
545,000	Ballyrock Ltd(b)(c) Series 2025-1 Class A1A 5.65%, 07/15/2038 3-mo. SOFR + 1.32%	546,802
67,263	Carvana Auto Receivables Trust Series 2016-1A Class A1R 1.07%, 03/10/2028	65,572
	CyrusOne Data Centers Issuer I LLC(b)
	Series 2020-2A Class D1R
109,028	5.45%, 04/20/2048	107,015
	Series 2022-1A Class A1R
502,000	5.56%, 11/20/2048	507,542
907,000	DataBank Issuer II LLC(b) Series 2024-5A Class D1 5.18%, 09/27/2055	908,156
174,509	Ent Auto Receivables Trust(b) Series 2019-4A Class ARR 6.24%, 01/16/2029	175,877
1,232,000	Ford Auto Securitization Trust II(b) Series 2024-NQM2 Class A1 CAD, 5.40%, 09/15/2028	903,791
975,000	Invesco US Ltd(b)(c) Series 2025-5YR13 Class AS 5.63%, 07/15/2038 3-mo. SOFR + 1.31%	977,923
205,221	Mosaic Solar Loan Trust(b) Series 2021-FL6 Class A 5.36%, 09/22/2053	196,290
680,000	Octagon Ltd(b)(c) Series 2025-11MD Class D 5.73%, 04/20/2038 3-mo. SOFR + 1.40%	683,413
934,061	OneMain Financial Issuance Trust(b) Series 2025-STEM Class A 1.75%, 09/14/2035	917,980
124,000	PenFed Auto Receivables Owner Trust(b) Series 2023-7A Class A1R 4.03%, 07/15/2030	123,888
Principal Amount(a)		Fair Value
Non-Agency — (continued)
575,000	Regatta XXV Funding Ltd(b)(c) Series 2024-VLT5 Class A 5.67%, 07/15/2038 3-mo. SOFR + 1.34%	$ 577,678
565,000	Retained Vantage Data Centers Issuer LLC(b) Series 2024-1A Class D 5.00%, 09/15/2048	565,550
175,407	SpringCastle America Funding LLC(b) Series 2013-3RA Class D 1.97%, 09/25/2037	166,094
156,000	Stack Infrastructure Issuer LLC(b) Series 2017-6A Class CRR1 5.90%, 03/25/2048	156,639
87,980	Sunnova Hestia I Issuer LLC(b) Series 2024-4A Class B 5.75%, 12/20/2050	88,764
680,833	Textainer Marine Containers VII Ltd(b) Series 2024-11A Class A 1.68%, 02/20/2046	634,317
774,787	TIF Funding III LLC(b) Series 2024-5A Class A1 5.48%, 04/20/2049	777,187
564,832	Tricon American Homes Trust(b) Series 2025-INV1 Class A1 2.75%, 03/17/2038	560,319
263,572	Trinity Rail Leasing LLC(b) Series 2013-12A Class ARR 1.83%, 11/19/2050	255,552
574,000	Vantage Data Centers Issuer LLC(b) Series 2018-TALL Class A 6.32%, 03/16/2048	576,630
		12,227,568
U.S. Government Agency — 0.03%
225,610	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2025-5YR16 Class AS 3.09%, 11/25/2027	220,491
TOTAL ASSET-BACKED SECURITIES — 1.99% (Cost $12,365,906)		$12,448,059
CORPORATE BONDS AND NOTES
Basic Materials — 0.33%
	Corp Nacional del Cobre de Chile(b)
540,000	5.95%, 01/08/2034	566,948
220,000	6.30%, 09/08/2053	225,482
590,000	Dow Chemical Co 5.95%, 03/15/2055	560,565
300,000	FMC Corp 5.65%, 05/18/2033	299,932
200,000	Inversiones CMPC SA(b) 6.13%, 06/23/2033	208,084

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
200,000	POSCO(b) 5.75%, 01/17/2028	$ 206,372
		2,067,383
Communications — 0.98%
	Alphabet Inc
588,000	EUR, 3.88%, 05/06/2045	679,926
432,000	EUR, 4.00%, 05/06/2054	494,324
172,000	AT&T Inc EUR, 3.60%, 06/01/2033	203,775
	Charter Communications Operating LLC / Charter Communications Operating Capital
357,000	5.85%, 12/01/2035	360,410
1,633,000	4.80%, 03/01/2050	1,293,386
163,000	6.70%, 12/01/2055	164,948
924,000	3.85%, 04/01/2061	575,911
155,000	Deutsche Telekom AG EUR, 3.63%, 02/03/2045	169,317
314,000	NBN Co Ltd EUR, 4.38%, 03/15/2033	395,406
	NTT Finance Corp(b)
505,000	EUR, 3.68%, 07/16/2033	601,907
376,000	EUR, 4.09%, 07/16/2037	441,444
200,000	Orange SA EUR, 3.50%, 05/19/2035	234,897
242,000	Telenor ASA EUR, 0.63%, 09/25/2031	247,196
215,000	Telia Co AB EUR, 3.63%, 02/22/2032	259,921
		6,122,768
Consumer, Cyclical — 0.82%
707,000	Alimentation Couche-Tard Inc(b) EUR, 4.01%, 02/12/2036	836,036
	Aptiv Swiss Holdings Ltd
523,000	EUR, 4.25%, 06/11/2036	612,122
230,000	3.10%, 12/01/2051	145,991
	Ford Motor Credit Co LLC
200,000	7.20%, 06/10/2030	213,816
200,000	7.12%, 11/07/2033	213,775
	General Motors Financial Co Inc
133,000	5.63%, 04/04/2032	137,270
270,000	6.10%, 01/07/2034	283,850
120,000	5.45%, 09/06/2034	120,714
700,000	Gildan Activewear Inc(b) 4.70%, 10/07/2030	698,944
500,000	Kering SA EUR, 3.63%, 09/05/2031	595,197
335,000	Magna International Inc EUR, 3.63%, 05/21/2031	396,418
250,000	Stellantis NV EUR, 4.00%, 03/19/2034	279,926
500,000	Volkswagen International Finance NV(d) EUR, 4.38%, Perpetual	569,923
		5,103,982
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 2.52%
530,000	AA Bond Co Ltd GBP, 5.50%, 07/31/2027	717,222
600,000	ASTM SpA EUR, 2.38%, 11/25/2033	634,291
	Autostrade per l'Italia SpA
1,237,000	EUR, 2.00%, 01/15/2030	1,387,869
629,000	EUR, 2.25%, 01/25/2032	686,918
249,000	EUR, 4.63%, 02/28/2036	304,756
358,000	Avery Dennison Corp EUR, 4.00%, 09/11/2035	420,988
600,000	Bayer AG EUR, 7.00%, 09/25/2083	772,350
635,000	Becton Dickinson & Co EUR, 3.83%, 06/07/2032	765,211
411,000	Becton Dickinson Euro Finance SARL EUR, 1.34%, 08/13/2041	327,551
790,000	Eurofins Scientific SE EUR, 4.75%, 09/06/2030	988,570
428,000	Fiserv Funding ULC EUR, 4.00%, 06/15/2036	503,364
490,000	General Mills Inc EUR, 3.60%, 04/17/2032	580,659
517,000	Global Payments Inc EUR, 4.88%, 03/17/2031	637,706
1,206,000	JT International Financial Services BV EUR, 4.13%, 06/17/2035	1,437,304
379,000	Kroger Co 5.65%, 09/15/2064	369,689
700,000	Medtronic Inc EUR, 4.15%, 10/15/2043	822,958
100,000	Merck KGaA EUR, 3.88%, 08/27/2054	118,559
250,000	Motability Operations Group PLC EUR, 3.88%, 01/24/2034	296,745
266,000	MSD Netherlands Capital BV EUR, 3.50%, 05/30/2037	309,471
300,000	PepsiCo Inc EUR, 1.13%, 03/18/2031	321,580
300,000	Pernod Ricard SA EUR, 3.25%, 03/03/2032	351,022
	Pfizer Investment Enterprises Pte Ltd
320,000	5.11%, 05/19/2043	310,116
420,000	5.30%, 05/19/2053	405,882
300,000	Rentokil Terminix Funding LLC(b) 5.00%, 04/28/2030	305,651
670,000	Royalty Pharma PLC 5.90%, 09/02/2054	666,959
700,000	Sartorius Finance BV EUR, 4.88%, 09/14/2035	878,835
646,000	Viatris Inc 4.00%, 06/22/2050	440,716
		15,762,942
Energy — 2.50%
480,000	Enbridge Inc 8.50%, 01/15/2084	548,983

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
300,000	Energy Transfer LP 6.05%, 09/01/2054	$ 294,564
	Eni SpA(b)
336,000	5.50%, 05/15/2034	345,651
431,000	5.95%, 05/15/2054	430,858
9,147,000	Petroleos Mexicanos EUR, 4.75%, 02/26/2029	10,801,472
320,000	Raizen Fuels Finance SA(b) 6.45%, 03/05/2034	310,404
451,000	Repsol E&P Capital Markets US LLC(b) 5.20%, 09/16/2030	454,265
300,000	TotalEnergies Capital International SA EUR, 3.85%, 03/03/2045	330,558
440,000	Var Energi ASA EUR, 7.86%, 11/15/2083	572,812
800,000	Wintershall Dea Finance 2 BV(d) EUR, 3.00%, Perpetual	905,195
600,000	Wintershall Dea Finance BV EUR, 1.82%, 09/25/2031	626,985
		15,621,747
Financial — 6.42%
300,000	Aareal Bank AG EUR, 5.63%, 12/12/2034	369,316
353,000	Alexandria Real Estate Equities Inc REIT 5.25%, 05/15/2036	354,916
492,000	American National Group Inc 6.00%, 07/15/2035	502,259
590,000	Athora Holding Ltd EUR, 5.88%, 09/10/2034	752,532
1,692,000	Avolon Holdings Funding Ltd(b) 2.75%, 02/21/2028	1,624,919
100,000	Banco Santander SA EUR, 4.88%, 10/18/2031	127,606
135,000	Bank Millennium SA EUR, 5.31%, 09/25/2029	166,312
	Bank of America Corp
136,000	EUR, 1.10%, 05/24/2032	142,439
169,000	EUR, 3.49%, 03/10/2034	198,809
300,000	Banque Federative du Credit Mutuel SA EUR, 4.75%, 11/10/2031	377,159
320,000	Barclays PLC(d) GBP, 9.25%, Perpetual	465,486
	BNP Paribas SA
200,000	EUR, 6.88%, Perpetual(d)	255,380
789,000	7.75%, Perpetual(b)(d)	835,466
500,000	EUR, 4.75%, 11/13/2032	629,183
	BPCE SA
600,000	EUR, 4.50%, 01/13/2033	744,352
1,400,000	EUR, 2.13%, 10/13/2046	1,482,576
560,000	Capital One Financial Corp 7.96%, 11/02/2034	662,105
1,290,000	Citadel Finance LLC(b) 5.90%, 02/10/2030	1,308,821
	Citigroup Inc
640,000	3.06%, 01/25/2033	582,644
Principal Amount(a)		Fair Value
Financial — (continued)
120,000	3.79%, 03/17/2033	$ 113,998
200,000	5.33%, 03/27/2036	204,440
830,000	EUR, 4.11%, 04/29/2036	1,004,489
200,000	EUR, 4.30%, 07/23/2036	239,566
1,190,000	Citizens Financial Group Inc 5.84%, 01/23/2030	1,240,317
440,000	Comerica Inc 5.98%, 01/30/2030	457,884
	Commerzbank AG(d)
800,000	EUR, 6.13%, Perpetual	940,086
400,000	EUR, 6.50%, Perpetual	502,856
400,000	Cooperatieve Rabobank UA(d) EUR, 4.88%, Perpetual	475,081
1,100,000	Credit Agricole SA EUR, 4.38%, 11/27/2033	1,364,401
371,000	CTP NV EUR, 4.25%, 03/10/2035	438,247
	Deutsche Bank AG
600,000	EUR, 7.38%, Perpetual(d)	759,209
900,000	EUR, 1.75%, 11/19/2030	998,230
880,000	First Citizens BancShares Inc 6.25%, 03/12/2040	891,503
1,266,000	GLP Capital LP / GLP Financing II Inc REIT 5.75%, 11/01/2037	1,257,205
392,000	Huntington Bancshares Inc 6.14%, 11/18/2039	407,920
400,000	Indigo Group SAS EUR, 4.50%, 04/18/2030	493,711
500,000	ING Groep NV EUR, 4.75%, 05/23/2034	635,996
	Intesa Sanpaolo SpA
1,120,000	EUR, 7.75%, Perpetual(d)	1,380,687
650,000	8.25%, 11/21/2033(b)	767,086
600,000	JAB Holdings BV EUR, 5.00%, 06/12/2033	762,032
480,000	JPMorgan Chase & Co 5.77%, 04/22/2035	511,386
200,000	Kommunalkredit Austria AG EUR, 4.25%, 04/01/2031	239,786
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	1,145,772
	Morgan Stanley
240,000	EUR, 3.52%, 05/22/2031	286,620
560,000	EUR, 4.10%, 05/22/2036	678,276
825,000	P3 Group SARL EUR, 4.00%, 04/19/2032	984,812
	Raiffeisen Bank International AG
300,000	EUR, 4.63%, 08/21/2029	366,657
600,000	EUR, 2.88%, 06/18/2032	699,297
	Realty Income Corp REIT
266,000	EUR, 5.13%, 07/06/2034	345,446
352,000	EUR, 3.88%, 06/20/2035	414,654
635,000	RLGH Finance Bermuda Ltd 8.25%, 07/17/2031	718,610
840,000	SBA Tower Trust REIT(b) 1.88%, 01/15/2026	833,627
350,000	Societe Generale SA(b)(d) 9.38%, Perpetual	375,294

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
150,000	Store Capital LLC REIT(b) 5.40%, 04/30/2030	$ 152,769
680,000	UBS AG(b)(d) 7.00%, Perpetual	693,212
1,932,000	UBS Group AG EUR, 7.75%, 03/01/2029	2,528,669
	WEA Finance LLC REIT(b)
960,000	2.88%, 01/15/2027	940,532
125,000	4.13%, 09/20/2028	123,426
90,000	4.63%, 09/20/2048	74,008
429,000	WP Carey Inc REIT EUR, 3.70%, 11/19/2034	495,277
557,000	Zions Bancorp NA 6.82%, 11/19/2035	592,066
		40,117,420
Industrial — 1.17%
768,000	Amcor UK Finance PLC EUR, 3.95%, 05/29/2032	916,379
	Cellnex Finance Co SA
1,300,000	EUR, 2.00%, 09/15/2032	1,385,966
100,000	EUR, 2.00%, 02/15/2033	105,060
	Deutsche Bahn AG
712,000	EUR, 1.88%, 05/24/2030	809,579
430,000	EUR, 1.63%, 08/16/2033	456,736
264,000	EUR, 1.38%, 03/03/2034	271,368
660,000	EUR, 0.63%, 04/15/2036	589,184
250,000	EUR, 0.63%, 12/08/2050	142,679
340,000	EUR, 1.13%, 05/29/2051	218,910
333,000	DS Smith PLC EUR, 4.50%, 07/27/2030	413,102
260,000	DSV Finance BV EUR, 3.38%, 11/06/2034	302,306
510,000	GFL Environmental Inc(b) 6.75%, 01/15/2031	533,675
120,000	Heathrow Funding Ltd EUR, 1.88%, 03/14/2034	122,009
538,000	Tyco Electronics Group SA EUR, 3.25%, 01/31/2033	628,704
330,000	Veralto Corp EUR, 4.15%, 09/19/2031	402,708
		7,298,365
Technology — 1.10%
	Foundry JV Holdco LLC(b)
640,000	6.25%, 01/25/2035	685,066
640,000	6.10%, 01/25/2036	679,938
	Intel Corp
450,000	5.70%, 02/10/2053	435,183
477,000	5.60%, 02/21/2054	458,005
	Oracle Corp
780,000	5.20%, 09/26/2035	784,295
1,074,000	3.65%, 03/25/2041	860,159
996,000	5.95%, 09/26/2055	992,936
751,000	6.10%, 09/26/2065	749,617
140,000	Take-Two Interactive Software Inc 5.60%, 06/12/2034	146,195
Principal Amount(a)		Fair Value
Technology — (continued)
1,000,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	$ 1,092,990
		6,884,384
Utilities — 1.06%
120,000	AES Corp 5.80%, 03/15/2032	124,211
140,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	141,852
	Electricite de France SA
400,000	EUR, 7.50%, Perpetual(d)	515,610
100,000	EUR, 4.63%, 01/25/2043	116,422
100,000	EUR, 4.75%, 06/17/2044	117,592
1,000,000	EUR, 2.00%, 12/09/2049	708,440
250,000	Enel Finance International NV EUR, 3.88%, 01/23/2035	299,236
400,000	Engie SA EUR, 4.50%, 09/06/2042	476,939
255,000	National Grid PLC EUR, 3.25%, 03/30/2034	290,129
859,000	Northumbrian Water Finance PLC GBP, 6.38%, 10/28/2034	1,189,674
	RWE Finance US LLC(b)
460,000	5.88%, 04/16/2034	483,251
440,000	6.25%, 04/16/2054	456,563
146,000	Severn Trent Utilities Finance PLC GBP, 5.25%, 04/04/2036	188,946
430,000	Southwestern Public Service Co 5.30%, 05/15/2035	438,990
500,000	Suez SACA EUR, 5.00%, 11/03/2032	637,961
135,000	United Utilities Water Finance PLC EUR, 3.75%, 05/23/2034	158,888
200,000	Yorkshire Water Finance PLC GBP, 6.60%, 04/17/2031	280,588
		6,625,292
TOTAL CORPORATE BONDS AND NOTES — 16.90% (Cost $100,662,675)		$105,604,283
FOREIGN GOVERNMENT BONDS AND NOTES
363,000	Africa Finance Corp 4.38%, 04/17/2026	361,955
	Australia Government Bond
2,675,000	AUD, 4.50%, 04/21/2033	1,820,156
1,385,000	AUD, 3.25%, 06/21/2039	795,876
500,000	AUD, 3.00%, 03/21/2047	248,412
7,785,000	AUD, 1.75%, 06/21/2051	2,743,959
90,000,000	Bonos de la Tesoreria de la Republica en pesos(b) CLP, 4.70%, 09/01/2030	91,532
	Brazil Notas do Tesouro Nacional Serie F
32,720(e)	BRL, 10.00%, 01/01/2033	5,337,659

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
24,252(e)	BRL, 10.00%, 01/01/2035	$ 3,844,158
1,600,000	Bundesobligation EUR, 2.40%, 10/19/2028	1,895,234
	Bundesrepublik Deutschland Bundesanleihe
2,410,000	EUR, 0.50%, 02/15/2028	2,731,343
2,916,000	EUR, 0.25%, 02/15/2029	3,218,008
500,000	EUR, 0.00%, 02/15/2030	533,289
4,211,000	EUR, 2.40%, 11/15/2030	4,963,993
2,110,000	EUR, 0.00%, 08/15/2031	2,161,908
845,000	EUR, 1.70%, 08/15/2032	945,873
1,561,000	EUR, 2.30%, 02/15/2033	1,807,635
290,000	EUR, 4.75%, 07/04/2034	397,517
1,754,480	EUR, 2.50%, 02/15/2035	2,031,545
1,490,000	EUR, 0.00%, 05/15/2035	1,351,951
100,000	EUR, 4.00%, 01/04/2037	130,815
170,000	EUR, 2.50%, 08/15/2054	171,346
	Canadian Government Bond
2,150,000	CAD, 3.25%, 09/01/2028	1,575,076
730,000	CAD, 1.50%, 12/01/2031	483,703
1,486,000	CAD, 2.75%, 12/01/2055	892,913
	China Government Bond
46,780,000	CNY, 1.61%, 02/15/2035	6,439,318
3,530,000	CNY, 3.81%, 09/14/2050	637,052
35,830,000	CNY, 1.92%, 01/15/2055	4,658,304
2,000,000	CNY, 3.73%, 05/25/2070	392,324
	Colombian TES
33,318,699,776	COP, 6.00%, 04/28/2028	7,758,349
15,896,999,936	COP, 7.00%, 03/26/2031	3,376,417
20,320,999,424	COP, 13.25%, 02/09/2033	5,588,705
8,790,000	Czech Republic Government Bond CZK, 3.00%, 03/03/2033	387,170
1,550,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	295,380
4,100,000	Eagle Funding Luxco SARL(b) 5.50%, 08/17/2030	4,159,696
	European Union
830,000	EUR, 3.13%, 12/04/2030	1,000,177
1,474,000	EUR, 0.20%, 06/04/2036	1,270,573
651,843	EUR, 3.75%, 10/12/2045	757,378
810,247	EUR, 3.00%, 03/04/2053	799,427
572,384	EUR, 3.38%, 10/05/2054	600,152
	Finland Government Bond(b)
750,000	EUR, 0.50%, 09/15/2027	853,987
150,000	EUR, 3.00%, 09/15/2033	177,571
	French Republic Government Bond OAT(b)
1,025,000	EUR, 2.75%, 02/25/2029	1,214,405
2,400,000	EUR, 3.00%, 05/25/2033	2,781,464
319,000	EUR, 3.00%, 11/25/2034	362,905
1,475,000	EUR, 4.00%, 10/25/2038	1,774,617
650,000	EUR, 3.25%, 05/25/2055	625,276
	Hellenic Republic Government Bond(b)
339,000	EUR, 3.63%, 06/15/2035	405,785
361,000	EUR, 4.38%, 07/18/2038	454,608
70,000	Hungary Government Bond HUF, 2.25%, 04/20/2033	156
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Iceland Rikisbref
150,051,888	ISK, 6.50%, 01/24/2031	$ 1,209,569
141,644,768	ISK, 7.00%, 09/17/2035	1,178,991
31,746,568	ISK, 6.50%, 02/15/2038	254,345
286,078,016	ISK, 4.50%, 02/17/2042	1,840,639
	Indonesia Treasury Bond
18,826,999,808	IDR, 7.00%, 09/15/2030	1,198,082
12,050,000,128	IDR, 7.50%, 04/15/2040	767,903
450,000	Ireland Government Bond EUR, 2.60%, 10/18/2034	513,753
	Italy Buoni Poliennali Del Tesoro
5,250,000	EUR, 4.40%, 05/01/2033	6,667,558
1,652,000	EUR, 0.95%, 03/01/2037(b)	1,455,176
100,000	EUR, 2.45%, 09/01/2050(b)	85,088
394,000	EUR, 2.15%, 09/01/2052(b)	306,503
3,955,000	EUR, 4.30%, 10/01/2054(b)	4,562,076
699,000	EUR, 2.15%, 03/01/2072(b)	481,077
	Japan Government Forty Year Bond
328,600,000	JPY, 1.00%, 03/20/2062	1,192,301
1,587,349,952	JPY, 2.20%, 03/20/2064	8,232,731
	Japan Government Ten Year Bond
669,400,000	JPY, 0.10%, 03/20/2027	4,476,563
600,000,000	JPY, 0.10%, 12/20/2027	3,982,473
	Japan Government Thirty Year Bond
589,699,968	JPY, 1.50%, 03/20/2045	3,336,110
163,700,000	JPY, 0.80%, 12/20/2047	752,676
23,950,000	JPY, 0.70%, 12/20/2050	97,500
590,000,000	JPY, 1.80%, 09/20/2053	3,057,779
606,049,984	JPY, 1.60%, 12/20/2053	2,978,265
87,750,000	JPY, 1.80%, 03/20/2054	452,234
896,600,016	JPY, 2.20%, 06/20/2054	5,065,243
641,550,000	JPY, 2.10%, 09/20/2054	3,536,735
447,600,000	JPY, 2.30%, 12/20/2054	2,580,635
70,500,000	JPY, 2.80%, 06/20/2055	451,134
	Japan Government Twenty Year Bond
431,500,000	JPY, 1.50%, 06/20/2034	2,901,906
360,800,000	JPY, 1.40%, 12/20/2042	2,094,755
159,000,000	JPY, 1.10%, 03/20/2043	873,374
	Kingdom of Belgium Government Bond(b)
1,518,000	EUR, 3.00%, 06/22/2033	1,784,067
750,000	EUR, 3.30%, 06/22/2054	754,931
	Korea Treasury Bond
336,000,000	KRW, 4.25%, 12/10/2032	259,995
1,219,000,064	KRW, 3.13%, 09/10/2052	901,882
857,000,000	KRW, 3.25%, 03/10/2053	648,784
4,710,000	Malaysia Government Bond MYR, 4.64%, 11/07/2033	1,207,184
	Mexican Bonos
267,600(f)	MXN, 8.50%, 03/01/2029	1,478,708
170,000(f)	MXN, 7.50%, 05/26/2033	876,358
	Mexico Government International Bond
1,690,000	5.38%, 03/22/2033	1,684,930
3,806,000	EUR, 4.50%, 03/19/2034	4,536,662

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
4,220,000	EUR, 4.00%, 03/15/2115(g)	$ 3,474,503
1,300,000	Netherlands Government Bond(b) EUR, 2.50%, 07/15/2034	1,493,867
	New South Wales Treasury Corp
1,961,000	AUD, 2.00%, 03/08/2033	1,090,679
989,000	AUD, 4.75%, 02/20/2035	651,443
1,060,400	AUD, 4.25%, 02/20/2036	661,734
	New Zealand Government Bond
670,000	NZD, 3.50%, 04/14/2033	377,321
950,000	NZD, 4.25%, 05/15/2034	557,245
393,000	Peru Government Bond(g) PEN, 6.15%, 08/12/2032	119,989
320,000	Peruvian Government International Bond(b) PEN, 7.60%, 08/12/2039	100,871
500,000	Portugal Obrigacoes do Tesouro OT(b) EUR, 2.88%, 10/20/2034	579,721
	Province of Alberta Canada
368,000	CAD, 3.10%, 06/01/2050	208,843
367,000	CAD, 4.45%, 12/01/2054	263,102
	Province of Ontario Canada
1,032,000	CAD, 4.15%, 12/02/2054	706,241
1,762,000	CAD, 4.60%, 12/02/2055	1,300,822
	Queensland Treasury Corp
846,000	AUD, 2.00%, 08/22/2033	461,727
942,000	AUD, 1.75%, 07/20/2034(b)	486,290
1,100,000	Republic of Austria Government Bond(b) EUR, 2.90%, 02/20/2034	1,291,459
1,325,000	Republic of Poland Government Bond PLN, 6.00%, 10/25/2033	382,081
	Republic of South Africa Government Bond
55,134,001	ZAR, 8.25%, 03/31/2032	3,149,324
38,160,001	ZAR, 8.88%, 02/28/2035(g)	2,167,348
	Romanian Government International Bond
2,229,000	EUR, 2.75%, 02/26/2026	2,621,103
680,000	6.63%, 02/17/2028(b)	707,512
911,000	EUR, 1.75%, 07/13/2030	939,354
749,000	EUR, 5.25%, 05/30/2032(b)	879,534
2,798,000	EUR, 5.88%, 07/11/2032(b)	3,363,841
716,000	EUR, 3.75%, 02/07/2034	733,051
1,089,000	EUR, 5.63%, 02/22/2036(b)	1,243,799
298,000	EUR, 3.38%, 02/08/2038(g)	267,384
1,619,000	EUR, 2.63%, 12/02/2040	1,216,163
2,924,000	EUR, 2.88%, 04/13/2042	2,204,264
849,000	EUR, 4.63%, 04/03/2049	772,749
1,664,000	EUR, 3.38%, 01/28/2050	1,227,185
630,000	Singapore Government Bond SGD, 3.38%, 09/01/2033	542,603
	Spain Government Bond(b)
3,175,000	EUR, 0.70%, 04/30/2032	3,260,750
2,648,000	EUR, 2.35%, 07/30/2033	2,975,093
1,060,000	EUR, 3.25%, 04/30/2034	1,259,118
1,440,000	EUR, 3.45%, 10/31/2034	1,731,282
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
241,000	EUR, 1.00%, 10/31/2050	$ 151,789
4,400,000	Sweden Government Bond SEK, 2.25%, 05/11/2035	453,102
	Swiss Confederation Government Bond
1,410,000	CHF, 0.50%, 06/27/2032	1,820,511
930,000	CHF, 3.50%, 04/08/2033	1,465,371
22,850,000	Thailand Government Bond THB, 2.00%, 12/17/2031	735,535
4,733,000	Treasury Corp of Victoria AUD, 4.75%, 09/15/2036	3,046,012
	United Kingdom Gilt
2,950,000	GBP, 4.50%, 06/07/2028	4,018,388
600,000	GBP, 1.63%, 10/22/2028	755,342
1,429,541	GBP, 4.75%, 12/07/2030	1,980,987
1,750,000	GBP, 3.25%, 01/31/2033	2,176,912
1,475,000	GBP, 4.25%, 07/31/2034	1,928,502
2,159,140	GBP, 3.50%, 01/22/2045	2,249,137
2,000,000	GBP, 1.25%, 07/31/2051	1,122,755
10,720,000	GBP, 1.50%, 07/31/2053	6,238,932
2,675,000	GBP, 4.38%, 07/31/2054	3,009,970
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 39.15% (Cost $256,453,067)		$244,646,367
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.40%
272,674	A&D Mortgage Trust(b)(h) Series 2024-HQ Class B 6.13%, 05/25/2068	273,704
	COLT Mortgage Loan Trust(b)(h)
	Series 2021-8A Class A1R
184,307	6.60%, 07/25/2068	185,766
	Series 2024-29RA Class A2R
453,873	7.16%, 10/25/2068	461,428
423,712	New Residential Mortgage Loan Trust(b)(i) Series 2021-LTV2 Class A1 2.28%, 04/25/2061	378,403
723,000	Sequoia Logistics Designated Activity Company(b)(c) Series 2024-SHOW Class A EUR, 3.79%, 02/17/2037 3-mo. EURIBOR + 1.75%	858,115
	Verus Securitization Trust(b)(h)
	Series 2022-J2 Class A1
158,249	5.81%, 05/25/2068	158,709
	Series 2024-2 Class A5A
170,917	6.48%, 06/25/2068	172,055
		2,488,180
U.S. Government Agency — 13.96%
	Federal Home Loan Mortgage Corp
652,025	3.00%, 05/01/2050	582,512
988,838	2.50%, 10/01/2050	849,780
1,650,599	2.50%, 02/01/2052	1,417,819

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
134,755	3.00%, 07/01/2052	$ 119,716
2,272,337	5.00%, 04/01/2053	2,262,885
2,747,349	5.50%, 09/01/2053	2,809,081
1,117,438	5.50%, 06/01/2054	1,137,854
1,655,754	5.50%, 07/01/2054	1,686,464
1,184,310	5.00%, 10/01/2054	1,181,452
1,424,162	6.00%, 11/01/2054	1,463,361
	Federal National Mortgage Association
297,345	3.00%, 05/01/2050	266,498
2,377,433	3.00%, 06/01/2050	2,133,992
3,373,733	2.50%, 09/01/2050	2,916,632
1,444,338	2.00%, 07/01/2051	1,171,780
1,598,812	2.50%, 12/01/2051	1,373,334
1,817,149	2.50%, 04/01/2052	1,561,193
1,720,201	5.00%, 09/01/2054	1,710,872
1,006,126	5.50%, 09/01/2054	1,023,214
1,956,913	5.00%, 10/01/2054	1,952,841
2,322,341	5.50%, 10/01/2054	2,364,774
859,819	6.50%, 10/01/2054	899,867
1,506,982	6.00%, 01/01/2055	1,573,498
	Government National Mortgage Association
1,430,000	2.50%, TBA	1,230,911
2,210,000	3.50%, TBA	2,014,672
5,220,000	6.00%, TBA	5,308,811
3,500,000	6.50%, TBA	3,594,574
402,198	4.50%, 01/20/2050	393,056
455,947	4.00%, 05/20/2050	432,422
2,215,319	4.50%, 10/20/2052	2,164,109
	Uniform Mortgage-Backed Security(j)
6,100,000	2.00%, TBA	4,915,163
3,790,000	2.50%, TBA	3,192,467
6,290,000	3.00%, TBA	5,523,886
23,170,000	5.50%, TBA	23,360,874
2,620,000	6.00%, TBA	2,676,560
		87,266,924
TOTAL MORTGAGE-BACKED SECURITIES — 14.36% (Cost $89,719,741)		$89,755,104
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,975,000	4.13%, 02/28/2027	2,992,780
45,522,000	3.75%, 04/30/2027	45,586,016
12,500,000	3.88%, 05/31/2027	12,543,457
14,500,000	3.88%, 07/31/2027	14,559,472
11,100,000	2.25%, 08/15/2027	10,824,668
4,950,000	5.50%, 08/15/2028	5,205,814
9,767,200	3.50%, 09/30/2029	9,698,143
10,300,000	3.88%, 11/30/2029	10,366,387
5,850,000	4.13%, 11/30/2029	5,944,148
2,175,000	4.38%, 12/31/2029	2,231,244
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
8,700,000	4.00%, 02/28/2030	$ 8,800,934
1,300,000	4.00%, 03/31/2030	1,314,879
684,000	3.88%, 04/30/2030	688,328
3,400,000	3.75%, 06/30/2030	3,401,461
6,180,000	1.63%, 05/15/2031	5,502,856
5,000,000	4.13%, 11/30/2031	5,071,094
1,770,000	2.75%, 08/15/2032	1,645,478
4,200,000	3.88%, 08/31/2032	4,187,531
2,420,000	3.50%, 02/15/2033	2,349,385
463,000	4.50%, 11/15/2033	478,699
1,650,000	4.25%, 11/15/2034	1,668,627
9,800,000	4.63%, 02/15/2035	10,184,344
15,250,000	4.25%, 05/15/2035	15,390,586
7,300,000	4.25%, 08/15/2035	7,359,313
7,010,000	1.13%, 05/15/2040	4,464,220
2,000,000	5.00%, 05/15/2045	2,076,875
3,590,000	1.25%, 05/15/2050	1,760,923
1,275,000	4.63%, 02/15/2055	1,252,240
700,000	4.75%, 05/15/2055	702,188
TOTAL U.S. TREASURY BONDS AND NOTES — 31.73% (Cost $196,636,144)		$198,252,090
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,202,349	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(k),4.09%(l)	4,202,349

TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.67% (Cost $4,202,349)		$4,202,349
TOTAL PURCHASED OPTIONS — 0.01% (Cost: $86,850)		$39,476
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS — 104.81% (Cost: $660,126,732)		$654,947,728
TOTAL WRITTEN OPTIONS — (0.01)% (Premiums Received: $(64,890))		$(43,566)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 104.80% (Cost $660,061,842)		$654,904,162
OTHER ASSETS & LIABILITIES, NET — (4.80)%		$(30,012,635)
TOTAL NET ASSETS — 100.00%		$624,891,527

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of 144A securities was $71,952,900, representing 11.51% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2025.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	Principal amount is stated in 1,000 Brazilian Real Units.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	All or a portion of the security is on loan as of September 30, 2025.
(h)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2025. Maturity date disclosed represents final maturity date.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(k)	Collateral received for securities on loan.
(l)	Rate shown is the 7-day yield as of September 30, 2025.
EURIBOR	Euro Interbank Offered Rate
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
10 Year Commonwealth Treasury Bond Futures	8	AUD	765	Dec 2025	$(2,076)
3 Year Commonwealth Treasury Bond Futures	16	AUD	1,543	Dec 2025	(4,214)
Canadian 10 Year Bond Futures	198	CAD	24,247	Dec 2025	351,065
Euro-Bobl Futures	68	EUR	8,011	Dec 2025	(1,716)
Euro-BTP Futures	29	EUR	3,475	Dec 2025	21,656
Euro-Bund Futures	110	EUR	14,143	Dec 2025	70,733
Euro-Schatz Futures	184	EUR	19,684	Dec 2025	(20,271)
Long Gilt Futures	19	GBP	1,726	Dec 2025	384
U.S. 10 Year Treasury Note Futures	99	USD	11,138	Dec 2025	(26,927)
U.S. 10 Year Treasury Ultra Futures	120	USD	13,809	Dec 2025	(832)
U.S. 2 Year Treasury Note Futures	269	USD	56,058	Dec 2025	(25,218)
U.S. 5 Year Treasury Note Futures	444	USD	48,483	Dec 2025	105,570
U.S. Long Bond Futures	92	USD	10,727	Dec 2025	191,578
Short
10 Year Commonwealth Treasury Bond Futures	75	AUD	7,175	Dec 2025	11,374
Euro-Bobl Futures	62	EUR	7,304	Dec 2025	1,457
Euro-Bund Futures	80	EUR	10,286	Dec 2025	(26,732)
Euro-Buxl 30 Year Bond Futures	13	EUR	1,488	Dec 2025	(28,169)
Euro-OAT Futures	265	EUR	32,158	Dec 2025	(301,981)
Japan 10 Year Bond Futures	51	JPY	6,925,290	Dec 2025	367,302
Long Gilt Futures	105	GBP	9,538	Dec 2025	(1,371)
U.S. 10 Year Treasury Note Futures	6	USD	675	Dec 2025	750
U.S. 2 Year Treasury Note Futures	133	USD	27,717	Dec 2025	11,646
U.S. 5 Year Treasury Note Futures	115	USD	12,557	Dec 2025	13,477
U.S. Ultra Bond Futures	302	USD	36,259	Dec 2025	(880,214)
				Net Depreciation	$(172,729)
As of September 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	CLP	1,080,633,614	USD	1,135,072	10/16/2025	$(11,634)
BA	EUR	409,000	USD	481,402	11/07/2025	(138)
BA	GBP	3,200,000	USD	4,362,751	10/16/2025	(59,094)
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	JPY	104,774,000	USD	711,665	11/07/2025	$(260)
BA	KRW	5,630,308,000	USD	4,140,000	10/16/2025	(125,950)
BA	MXN	4,682,000	USD	249,910	11/07/2025	4,623
BA	USD	784,435	AUD	1,177,000	11/07/2025	5,426
BA	USD	422,349	CAD	582,000	11/07/2025	3,367
BA	USD	1,135,072	CLP	1,080,633,614	10/16/2025	11,634
BA	USD	382,815	COP	1,492,978,032	10/16/2025	2,895
BA	USD	2,747,987	COP	10,828,718,000	11/07/2025	971
BA	USD	27,711,618	EUR	23,301,112	10/16/2025	328,403
BB	AUD	195,000	USD	130,009	10/10/2025	(970)
BB	CNY	64,420,524	USD	9,067,911	10/16/2025	(11,462)
BB	DKK	1,709,000	USD	268,874	10/10/2025	109
BB	EUR	7,531,385	GBP	6,542,224	10/16/2025	53,016
BB	EUR	165,000	USD	193,866	10/10/2025	(30)
BB	EUR	5,945,367	USD	6,982,236	11/07/2025	13,579
BB	JPY	424,812,960	USD	2,880,000	10/16/2025	(2,188)
BB	KRW	2,401,954,000	USD	1,727,204	10/10/2025	(14,947)
BB	NZD	4,628,000	USD	2,734,437	10/10/2025	(50,385)
BB	NZD	753,000	USD	450,912	11/07/2025	(13,762)
BB	USD	3,320,404	CHF	2,627,468	11/07/2025	4,079
BB	USD	1,125,973	COP	4,350,336,930	10/16/2025	18,936
BB	USD	480,249	EUR	408,000	11/07/2025	162
BB	USD	1,671,210	GBP	1,234,315	11/07/2025	11,203
BB	USD	200,949	PLN	737,221	10/16/2025	(1,813)
BB	USD	473,959	ZAR	8,435,243	10/16/2025	(13,853)
BBH	AUD	271,618	USD	179,220	10/16/2025	525
BBH	CAD	317,714	USD	230,000	10/16/2025	(1,519)
BBH	DKK	4,250,541	USD	672,907	10/16/2025	(3,621)
BBH	EUR	2,900,000	USD	3,373,161	10/16/2025	34,888
BBH	ILS	1,710,019	USD	503,086	10/16/2025	13,214
BBH	JPY	239,457,992	USD	1,639,822	10/16/2025	(17,661)
BBH	MXN	47,997,697	USD	2,515,567	10/16/2025	100,335
BBH	NOK	2,909,751	EUR	250,000	10/16/2025	(2,630)
BBH	NOK	2,730,580	USD	271,478	10/16/2025	2,133
BBH	PLN	2,495,512	USD	672,932	10/16/2025	13,422
BBH	RON	1,300,036	USD	295,943	10/16/2025	3,980
BBH	SGD	873,743	USD	686,847	10/16/2025	(8,580)
BBH	USD	20,000	CHF	16,018	10/16/2025	(164)
BBVA	USD	3,402,647	COP	13,237,486,806	10/16/2025	34,084
BNP	CAD	442,000	USD	319,679	11/07/2025	(1,483)
BNP	CHF	996,000	USD	1,253,725	11/07/2025	3,402
BNP	CNY	7,161,202	USD	1,006,152	10/16/2025	594
BNP	COP	940,251,000	USD	233,750	10/10/2025	5,728
BNP	EUR	50,000	NOK	596,235	10/16/2025	(892)
BNP	EUR	333,430	NZD	674,000	11/07/2025	769
BNP	EUR	6,733,463	USD	7,919,616	10/16/2025	(6,523)
BNP	EUR	848,000	USD	1,000,262	11/07/2025	(2,435)
BNP	GBP	192,491	USD	260,000	10/16/2025	(1,120)
BNP	GBP	320,000	USD	432,207	11/07/2025	(1,845)
BNP	JPY	82,736,583	USD	559,263	11/07/2025	2,510
BNP	KRW	3,972,325,551	USD	2,942,284	10/16/2025	(110,269)
BNP	NOK	490,438	EUR	41,313	10/16/2025	290
BNP	NOK	2,012,000	USD	201,491	10/10/2025	119
BNP	NZD	10,894,000	USD	6,355,536	10/10/2025	(37,459)
BNP	PLN	849,000	USD	232,589	11/07/2025	817
BNP	USD	45,855	CAD	63,000	10/10/2025	564
BNP	USD	2,077,451	CAD	2,872,000	11/07/2025	9,896
BNP	USD	190,666	CHF	152,000	10/10/2025	(524)
BNP	USD	242,116	CHF	191,620	11/07/2025	258
BNP	USD	604,564	CNY	4,297,000	10/10/2025	644
BNP	USD	385,239	COP	1,503,589,261	10/16/2025	2,619
BNP	USD	260,489	GBP	191,000	11/07/2025	3,616
BNP	USD	270,355	JPY	40,000,000	10/16/2025	(617)
BNP	USD	303,949	ZAR	5,449,643	10/16/2025	(11,205)
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CA	CNY	50,002,978	USD	7,039,281	10/16/2025	$(9,698)
CGM	BRL	670,000	USD	121,690	11/07/2025	3,025
CGM	CAD	217,000	USD	158,121	11/07/2025	(1,903)
CGM	CHF	454,000	USD	575,416	11/07/2025	(2,389)
CGM	CLP	91,620,000	USD	94,806	10/10/2025	460
CGM	CNY	6,360	USD	896	10/10/2025	(3)
CGM	CNY	44,138,798	USD	6,214,669	10/16/2025	(9,491)
CGM	CNY	4,000,000	USD	563,261	11/14/2025	(83)
CGM	EUR	598,000	USD	705,857	10/10/2025	(3,349)
CGM	HUF	113,687,000	USD	336,295	10/10/2025	5,701
CGM	IDR	4,700,000,000	USD	287,668	10/16/2025	(5,943)
CGM	INR	165,364,066	USD	1,882,453	10/16/2025	(22,420)
CGM	JPY	111,663,464	USD	760,000	10/16/2025	(3,558)
CGM	KRW	1,959,086,156	USD	1,456,245	10/16/2025	(59,541)
CGM	PEN	156,000	USD	44,195	10/10/2025	727
CGM	THB	10,294,000	USD	319,688	10/10/2025	(2,015)
CGM	USD	197,418	CNY	1,405,000	10/10/2025	(48)
CGM	USD	1,686,599	CNY	12,031,355	10/16/2025	(4,808)
CGM	USD	11,258,734	COP	46,425,321,336	10/16/2025	(555,185)
CGM	USD	2,363,379	EUR	2,000,000	10/16/2025	13,000
CGM	USD	679,588	GBP	500,000	10/16/2025	7,142
CGM	USD	4,549,405	INR	404,464,828	10/16/2025	(60)
CGM	ZAR	37,035,005	USD	2,094,717	10/16/2025	47,025
GS	AUD	180,063	USD	120,000	10/16/2025	(842)
GS	AUD	1,018,000	USD	668,111	11/07/2025	5,662
GS	CAD	536,814	USD	388,386	11/07/2025	(1,933)
GS	CLP	359,163,453	USD	375,537	10/16/2025	(2,147)
GS	CNY	96,926,446	USD	13,624,672	10/10/2025	(2,186)
GS	CNY	6,943,000	USD	978,964	11/07/2025	(1,819)
GS	CNY	91,224,446	USD	12,834,520	11/14/2025	9,390
GS	COP	2,800,000,000	USD	682,682	10/16/2025	29,838
GS	EUR	142,000	USD	167,670	10/10/2025	(854)
GS	GBP	457,308	USD	620,000	10/16/2025	(4,970)
GS	GBP	356,000	USD	483,933	11/07/2025	(5,155)
GS	HUF	70,827,423	USD	203,873	10/16/2025	9,100
GS	INR	105,607,433	USD	1,201,833	10/16/2025	(13,949)
GS	MYR	4,805,496	USD	1,138,743	10/16/2025	3,236
GS	NOK	1,742,973	EUR	150,000	10/16/2025	(2,378)
GS	NOK	15,841,585	USD	1,596,688	11/07/2025	(9,335)
GS	RON	1,294,000	USD	298,104	10/10/2025	508
GS	USD	8,728,986	BRL	47,614,000	10/02/2025	(212,752)
GS	USD	293,587	BRL	1,581,000	11/07/2025	(703)
GS	USD	12,801,227	CNY	91,224,446	10/10/2025	(19,874)
GS	USD	1,063,401	CNY	7,585,344	10/16/2025	(2,972)
GS	USD	66,862	MXN	1,249,000	10/10/2025	(1,258)
GS	USD	281,566	MYR	1,185,000	10/10/2025	(26)
GS	USD	9,490,850	NZD	16,060,000	10/10/2025	176,703
GS	USD	140,000	ZAR	2,509,053	10/16/2025	(5,099)
HSB	AUD	762,000	USD	502,980	11/07/2025	1,357
HSB	BRL	47,614,000	USD	8,968,612	10/02/2025	(26,874)
HSB	CAD	4,569,000	USD	3,329,827	10/10/2025	(45,094)
HSB	CAD	836,000	USD	605,496	11/07/2025	(3,659)
HSB	CNY	9,810,710	USD	1,380,759	10/16/2025	(1,537)
HSB	CNY	18,953,000	USD	2,672,231	11/07/2025	(4,821)
HSB	EUR	975,000	USD	1,139,787	10/10/2025	5,608
HSB	EUR	1,858,000	USD	2,196,477	11/07/2025	(10,199)
HSB	GBP	415,000	USD	565,997	11/07/2025	(7,871)
HSB	IDR	4,341,461,000	USD	263,915	10/10/2025	(3,576)
HSB	INR	152,393,835	USD	1,732,291	10/16/2025	(18,148)
HSB	JPY	111,167,417	USD	762,120	11/07/2025	(7,305)
HSB	KRW	2,401,954,000	USD	1,703,852	11/14/2025	10,226
HSB	NZD	1,947,000	USD	1,143,598	10/10/2025	(14,417)
HSB	NZD	1,355,000	USD	797,316	11/07/2025	(10,679)
HSB	SEK	6,691,000	USD	714,221	10/10/2025	(3,022)
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSB	THB	29,776,456	USD	921,447	10/10/2025	$(2,544)
HSB	THB	10,328,905	USD	318,897	10/16/2025	(143)
HSB	USD	4,400,020	AUD	6,705,000	10/10/2025	(36,911)
HSB	USD	410,217	AUD	622,000	11/07/2025	(1,460)
HSB	USD	8,899,464	BRL	47,614,000	11/04/2025	30,491
HSB	USD	1,055,330	CAD	1,469,000	11/07/2025	(2,204)
HSB	USD	1,304,980	CHF	1,025,380	11/07/2025	10,771
HSB	USD	194,297	EUR	165,000	10/10/2025	461
HSB	USD	722,122	JPY	105,917,012	11/07/2025	2,956
HSB	USD	1,700,980	KRW	2,401,954,000	10/10/2025	(11,277)
HSB	USD	6,104,720	ZAR	109,593,167	10/16/2025	(233,075)
JPM	AUD	318,590	USD	210,000	10/16/2025	829
JPM	AUD	396,000	USD	261,111	11/07/2025	986
JPM	CAD	318,878	USD	230,000	10/16/2025	(682)
JPM	CNY	7,145,000	USD	1,007,511	11/07/2025	(1,936)
JPM	EUR	172,000	USD	202,005	10/10/2025	54
JPM	GBP	2,003,431	EUR	2,335,905	10/16/2025	(68,030)
JPM	JPY	59,699,743	USD	410,000	10/16/2025	(5,576)
JPM	NOK	12,184,460	EUR	1,026,550	10/16/2025	7,207
JPM	USD	630,240	CHF	498,000	11/07/2025	1,677
JPM	USD	1,181,600	JPY	170,000,000	10/16/2025	29,969
JPM	USD	250,161	KRW	346,420,000	11/07/2025	3,031
MS	AUD	6,013,940	USD	3,975,317	11/07/2025	5,069
MS	CAD	645,955	USD	470,000	10/16/2025	(5,468)
MS	CLP	73,474,396	USD	78,247	10/16/2025	(1,863)
MS	CNY	36,782,331	USD	5,174,779	10/16/2025	(3,798)
MS	EUR	120,000	GBP	103,986	10/16/2025	1,513
MS	EUR	10,188,000	USD	11,925,991	10/10/2025	42,497
MS	EUR	2,629,000	USD	3,101,045	11/07/2025	(7,544)
MS	GBP	304,000	USD	410,955	11/07/2025	(2,111)
MS	ILS	1,120,000	USD	333,649	10/10/2025	4,503
MS	JPY	107,309,000	USD	731,800	11/07/2025	(3,183)
MS	KRW	444,826,240	USD	320,000	10/16/2025	(2,867)
MS	NZD	218,356	USD	131,846	10/16/2025	(5,181)
MS	PLN	653,000	USD	179,394	10/10/2025	227
MS	SEK	841,712	USD	90,000	10/16/2025	(497)
MS	THB	2,858,985	USD	90,000	10/16/2025	(1,771)
MS	USD	585,731	AUD	900,525	10/16/2025	(10,197)
MS	USD	311,729	CAD	434,000	10/10/2025	(281)
MS	USD	77,030	CSK	1,606,000	10/10/2025	(445)
MS	USD	617,142	EUR	524,000	10/10/2025	1,566
MS	USD	21,753,762	EUR	18,294,967	10/16/2025	253,715
MS	USD	4,772,401	GBP	3,469,599	10/16/2025	106,162
MS	USD	342,438	IDR	5,602,451,129	10/16/2025	6,619
MS	USD	41,377	JPY	6,126,000	10/10/2025	(94)
MS	USD	9,333,733	MXN	178,650,302	10/16/2025	(402,812)
MS	USD	3,123,500	NZD	5,246,000	11/07/2025	77,964
MS	USD	80,000	SEK	759,450	10/16/2025	(756)
MS	USD	327,950	ZAR	5,860,352	10/16/2025	(10,956)
NOM	KRW	318,280,900	USD	230,000	10/16/2025	(3,086)
RBS	CNY	2,270,846	USD	319,370	10/16/2025	(127)
RCM	JPY	1,641,768,000	USD	11,193,809	10/10/2025	(79,542)
RCM	USD	7,398,222	GBP	5,459,000	10/10/2025	56,439
RCM	USD	3,201,595	SEK	29,823,500	11/07/2025	25,873
SAH	CNY	3,897,685	USD	550,000	10/16/2025	(2,051)
SAH	KRW	360,230,000	USD	260,000	10/16/2025	(3,179)
SAH	USD	880,000	CNY	6,258,912	10/16/2025	102
SEB	NOK	43,740,042	EUR	3,682,137	10/16/2025	30,284
SG	CNY	13,970,202	USD	1,970,000	10/16/2025	(6,023)
SSB	EUR	6,245,982	USD	7,434,208	10/16/2025	(93,998)
SSB	INR	28,350,864	USD	320,000	10/16/2025	(1,106)
SSB	KRW	362,000,600	USD	260,000	10/16/2025	(1,917)
SSB	MXN	120,757,733	USD	6,302,738	10/16/2025	278,629
SSB	SEK	10,826,045	USD	1,148,215	10/16/2025	2,972
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
SSB	USD	471,957	CAD	650,000	10/16/2025	$4,516
SSB	USD	580,000	COP	2,350,799,740	10/16/2025	(18,211)
SSB	USD	9,197,168	JPY	1,313,118,001	10/16/2025	301,707
TD	INR	92,527,487	USD	1,053,424	10/16/2025	(12,664)
TD	USD	1,580,595	INR	140,514,919	10/16/2025	68
TD	ZAR	1,693,350	USD	95,155	10/16/2025	2,772
UBS	CHF	109,694	USD	138,887	10/16/2025	(805)
UBS	CLP	1,436,055,222	USD	1,509,391	10/16/2025	(16,454)
UBS	CSK	9,272,225	USD	436,024	10/16/2025	11,343
UBS	USD	3,194,634	EUR	2,700,000	10/16/2025	21,624
WF	AUD	213,603	USD	140,000	10/16/2025	1,353
WF	CAD	8,379,441	USD	6,129,062	10/16/2025	(103,069)
WF	EUR	140,000	GBP	122,265	10/16/2025	18
WF	EUR	8,553,871	USD	10,111,764	10/16/2025	(59,347)
WF	JPY	120,913,444	USD	820,000	10/16/2025	(896)
WF	PLN	1,288,229	USD	351,002	10/16/2025	3,307
WF	USD	1,422,373	COP	5,490,081,902	10/16/2025	25,304
WF	USD	4,138,200	EUR	3,500,000	10/16/2025	25,038
					Net Depreciation	$(465,984)
As of September 30, 2025, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Buy Credit Protection
iTraxx Europe Crossover Series 43 V1	EUR	7,305	$(923,869)	$(614,220)	5.00%	06/20/2030	$(309,649)	2.40%	-	Quarterly
iTraxx Europe Crossover Series 44 V1	EUR	10,765	(271,188)	(271,866)	1.00	12/20/2030	678	0.56	-	Quarterly
CDX.NA.IG.45(c)	USD	43,725	(987,739)	(988,784)	1.00	12/20/2030	1,045	0.52	-	Quarterly
iTraxx Europe Crossover Series 44 V1	EUR	815	(101,706)	(101,223)	5.00	12/20/2030	(483)	2.63	-	Quarterly
iTraxx Europe Crossover Series 44 V1	EUR	9,700	(244,359)	(245,430)	1.00	12/30/2030	1,071	0.56	-	Quarterly
Sell Credit Protection
CDX.NA.HY.44(d)	USD	5,520	434,686	364,099	5.00	06/20/2030	70,587	3.03	Quarterly	-
iTraxx Europe Crossover Series 44 V1	EUR	39,525	995,701	1,010,835	1.00	12/20/2030	(15,134)	0.56	Quarterly	-
CDX.NA.IG.45(c)	USD	14,060	317,612	317,215	1.00	12/20/2030	397	0.52	Quarterly	-
			$(780,862)	$(529,374)		Net Depreciation	$(251,488)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(d)	Based on an index of North American high yield bonds with investment grade credit ratings that trade in the credit default swap market.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025, the Fund held the following outstanding OTC credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments /Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency	Counterparty
Buy Credit Protection
Electrolux AB 2.50%	EUR	440	$(3,120)	$(10,999)	1.00%	06/20/2029	$7,879	1.17%	Quarterly	-	GS
Yum! Brands Inc 3.63%	USD	1,280	(18,319)	(4,267)	1.00	12/20/2029	(14,052)	0.63	-	Quarterly	BA
UniCredit SPA 2.73%	EUR	1,150	(10,282)	26,971	1.00	12/20/2029	(37,253)	0.81	-	Quarterly	BB
Intesa Sanpaolo 4.20%	EUR	1,180	(14,743)	24,690	1.00	12/20/2029	(39,433)	0.74	-	Quarterly	BNP
Transdigm Inc 5.50%	USD	540	(84,147)	(73,387)	5.00	12/20/2029	(10,760)	0.98	-	Quarterly	GS
Ziggo Bond Co BV 5.13%	EUR	590	(2,770)	11,752	1.00	12/20/2029	(14,522)	0.90	-	Quarterly	CIT
Electrolux AB 2.50%	EUR	140	(2,057)	(2,036)	1.00	12/20/2029	(21)	1.32	Quarterly	-	GS
Electrolux AB 2.50%	EUR	640	(9,402)	(11,302)	1.00	12/20/2029	1,900	1.32	Quarterly	-	BNP
United Mexican States 4.15%	USD	1,236	(8,915)	20,751	1.00	06/20/2030	(29,666)	0.83	-	Quarterly	GS
United Mexican States 4.15%	USD	5,123	(36,949)	86,008	1.00	06/20/2030	(122,957)	0.83	-	Quarterly	MS
Teva Pharmaceuticals 3.15%	USD	150	(210)	70	1.00	12/20/2030	(280)	0.97	-	Quarterly	MS
Sell Credit Protection
Virgin Media Finance PLC 3.75%	EUR	510	56,841	18,140	5.00	12/20/2029	38,701	2.53	Quarterly	-	GS
Ziggo Bond Co BV 5.13%	EUR	550	37,341	30,292	5.00	12/20/2029	7,049	3.47	Quarterly	-	GS
			$(96,732)	$116,683		Net Depreciation	$(213,415)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
As of September 30, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.74%	Annually	1-day SOFR	Annually	USD	35,850	05/22/2027	$164,269	$—	$164,269
3.77%	Annually	1-day SOFR	Annually	USD	36,070	05/22/2027	179,602	—	179,602
3.74%	Annually	1-day SOFR	Annually	USD	36,000	05/27/2027	166,287	—	166,287
3.39%	Annually	1-day SOFR	Annually	USD	41,271	09/17/2027	(9,778)	—	(9,778)
3.38%	Annually	1-day SOFR	Annually	USD	15,229	09/17/2027	(1,515)	—	(1,515)
3.55%	Annually	1-day SOFR	Annually	USD	7,500	09/17/2027	21,491	—	21,491
3.73%	Annually	1-day SONIA	Annually	GBP	59,000	09/18/2027	(51,019)	—	(51,019)
3.60%	Quarterly	3-mo. KLIBOR	Quarterly	MYR	8,400	10/19/2028	25,552	—	25,552
3.38%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	727,600	01/18/2029	13,722	—	13,722
2.20%	Quarterly	7-day CFRR	Quarterly	CNY	206,620	03/20/2029	576,123	—	576,123
2.01%	Quarterly	7-day CFRR	Quarterly	CNY	4,000	06/19/2029	7,818	—	7,818
1.80%	Quarterly	7-day CFRR	Quarterly	CNY	40,000	09/02/2029	35,830	—	35,830
2.79%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	1,666,400	11/27/2029	9,144	—	9,144
1.38%	Quarterly	7-day CFRR	Quarterly	CNY	37,670	12/24/2029	(55,957)	—	(55,957)
1.46%	Quarterly	7-day CFRR	Quarterly	CNY	15,700	02/06/2030	(16,150)	—	(16,150)
1.60%	Quarterly	7-day CFRR	Quarterly	CNY	27,700	08/27/2030	(9,127)	—	(9,127)
13.00%	Daily	1-day BR4CDI	Daily	BRL	37,000	01/02/2031	(88,560)	—	(88,560)
13.28%	Daily	1-day BR4CDI	Daily	BRL	17,522	01/02/2031	(1,300)	—	(1,300)
13.29%	Daily	1-day BR4CDI	Daily	BRL	18,478	01/02/2031	(516)	—	(516)
3.96%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	3,722,200	01/19/2033	223,126	—	223,126
4.04%	Semi-Annually	6-mo. BBSW	Semi-Annually	AUD	3,860	03/22/2033	(10,410)	—	(10,410)
2.71%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	604,000	02/13/2035	(1,843)	—	(1,843)
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
2.67%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	400,000	07/25/2035	$(2,500)	$—	$(2,500)
							$1,174,289	$0	$1,174,289
As of September 30, 2025, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	2.53%	At Maturity	USD	6,253	07/28/2053	$(67,004)	$(58,264)	$(8,740)
2.80%	At Maturity	EXT-CPI	At Maturity	EUR	4,052	07/28/2053	807,457	228,333	579,124
							$740,453	$170,069	$570,384
As of September 30, 2025, the Fund held the following OTC total return swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Counterparty	Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Quarterly	0.00%	Daily	USD	5,200	GS	03/20/2026	7,299	—	7,299
1-day SOFR	Quarterly	0.00%	Daily	USD	250	MS	03/20/2026	(1,218)	—	(1,218)
1-day SOFR	Quarterly	0.00%	Daily	USD	2,100	JPM	03/20/2026	(10,234)	—	(10,234)
								$(4,153)	$0	$(4,153)
As of September 30, 2025, the Fund held the following OTC purchased swaptions:
Description	Counterparty	Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Call
Buy Protection on 5 Year Credit Default swap, 06/20/2030	CIT	0.53%	Quarterly	CDX.NA.IG 44	Quarterly	10/18/2025	USD	27,000	$44,010	$5,192
Buy Protection on 5 Year Credit Default swap, 06/20/2030	MS	0.50%	Quarterly	CDX.NA.IG 44	Quarterly	11/22/2025	USD	30,600	42,840	34,284
									$86,850	$39,476
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025, the Fund held the following OTC written swaptions:
Description	Counterparty	Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Put
Sell Protection on 5 Year Credit Default swap, 06/20/2030	CIT	CDX.NA.IG.44	Quarterly	0.48%	Quarterly	10/18/2025	USD	27,000	$(10,665)	$(14,607)
Sell Protection on 5 Year Credit Default swap, 06/20/2030	MS	CDX.NA.IG.44	Quarterly	0.45%	Quarterly	11/22/2025	USD	30,600	(10,710)	(13,599)
Call
Buy Protection on 5 Year Credit Default swap, 06/20/2030	CIT	0.60%	Quarterly	CDX.NA.IG.44	Quarterly	10/18/2025	USD	27,000	(21,330)	(1,223)
Buy Protection on 5 Year Credit Default swap, 06/20/2030	MS	0.58%	Quarterly	CDX.NA.IG.44	Quarterly	11/22/2025	USD	30,600	(22,185)	(14,137)
									$(64,890)	$(43,566)
Abbreviations
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BBSW	Australian Bank Bill Swap Rate
BBVA	Banco Bilbao Vizcaya Argentaria
BNP	BNP Paribas Securities Corp
BR4CDI	Brazil Cetip Interbank Deposit
CA	Credit Agricole
CFRR	China Fixing Repo Rate
CGM	Citigroup Global Markets
CIT	Citibank N.A.
CPI-U	United States of America Consumer Price Index
EXT-CPI	European Consumer Price Index
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
KLIBOR	Kuala Lumpur Interbank Offered Rate
KORIBOR	South Korea Interbank Offered Rate
MS	Morgan Stanley & Co LLC
NOM	Nomura International PLC
RBS	Royal Bank of Scotland
RCM	RBC Capital Markets
SAH	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken AB
SG	Societe General SA
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WF	Wells Fargo Bank NA
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Summary of Investments by Country as of September 30, 2025.
Country	Fair Value	Percentage of Fund Investments
United States	$334,322,359	51.05%
Japan	47,105,766	7.19
Germany	30,604,608	4.67
United Kingdom	30,491,967	4.66
Mexico	22,852,633	3.49
Italy	19,495,593	2.98
France	18,493,817	2.82
Colombia	16,723,471	2.55
Romania	16,175,939	2.47
Australia	12,401,694	1.89
China	12,126,998	1.85
Spain	10,996,664	1.68
Netherlands	9,414,403	1.44
Canada	9,348,547	1.43
Brazil	9,181,817	1.40
Luxembourg	7,399,736	1.13
Belgium	6,966,704	1.06
Switzerland	6,507,762	0.99
South Africa	5,316,672	0.81
Iceland	4,483,545	0.69
Cayman Islands	2,886,010	0.44
Austria	2,597,198	0.40
Bermuda	2,105,459	0.32
South Korea	2,017,033	0.31
Indonesia	1,965,985	0.30
Ireland	1,875,232	0.29
Singapore	1,258,601	0.19
Malaysia	1,207,184	0.18
Chile	1,092,046	0.17
Finland	1,031,557	0.16
New Zealand	934,566	0.14
Greece	860,393	0.13
Norway	820,008	0.13
Thailand	735,535	0.11
Sweden	713,024	0.11
Portugal	579,721	0.09
Poland	548,394	0.08
Czech Republic	387,170	0.06
Nigeria	361,955	0.06
Denmark	295,380	0.05
Peru	220,860	0.03
Hungary	156	0.00
Total	$654,904,162	100.00%
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
802,988	1261229 BC Ltd(b) 10.41%, 09/25/2030 1-mo. SOFR + 6.28%	790,943
427,928	Apollo Commercial Real Estate Finance Inc(b) 7.40%, 06/13/2030 1-mo. SOFR + 3.27%	430,602
427,431	Aretec Group Inc(b) 7.66%, 08/09/2030 1-mo. SOFR + 3.53%	427,364
1,809,062	Bausch + Lomb Corp(b) 7.44%, 05/10/2027 1-mo. SOFR + 3.31%	1,809,062
513,520	Cengage Learning Inc(b) 7.67%, 03/22/2031 1-mo. SOFR + 3.54%	511,879
1,542,801	Clear Channel Outdoor Holdings Inc(b) 8.28%, 08/21/2028 1-mo. SOFR + 4.15%	1,544,249
235,017	Cloud Software Group Inc(b) 7.25%, 08/13/2031 3-mo. SOFR + 3.28%	235,653
1,570,000	CommSpace LLC(b) 9.39%, 12/17/2029 1-mo. SOFR + 5.26%	1,587,270
846,867	Connect US Finco LLC(b) 8.66%, 09/27/2029 1-mo. SOFR + 4.53%	835,575
1,115,550	DexKo Global Inc(b) 8.03%, 10/04/2028 1-mo. SOFR + 3.90%	1,094,633
1,426,076	DirecTV Financing LLC(b) 9.82%, 08/02/2029 3-mo. SOFR + 5.84%	1,427,462
2,030,082	Endo Finance Holdings Inc(b) 8.16%, 04/23/2031 1-mo. SOFR + 4.03%	2,032,620
2,268,852	Fertitta Entertainment LLC(b) 7.67%, 01/29/2029 1-mo. SOFR + 3.54%	2,264,739
1,228,784	Filtration Group Corp(b) 7.16%, 10/24/2028 1-mo. SOFR + 3.03%	1,233,648
1,252,330	Flash Charm Inc(b) 7.80%, 03/02/2028 3-mo. SOFR + 3.82%	1,098,920
1,168,756	Fortress Intermediate 3 Inc(b) 7.97%, 05/09/2031 1-mo. SOFR + 3.84%	1,170,217
	Foundation Building Materials Inc(b)
1,352,507	8.31%,01/29/2031 3-mo. SOFR + 4.33%	1,353,715
130,000	9.55%,01/29/2031 3-mo. SOFR + 5.57%	130,162
1,653,925	Froneri US Inc(b) 6.65%, 07/16/2032 1-mo. SOFR + 2.52%	1,650,349
155,565	Great Canadian Gaming Corp(b) 8.75%, 11/01/2029 3-mo. SOFR + 4.78%	149,585
Principal Amount(a)		Fair Value
Bank Loans — (continued)
543,529	Hexion Holdings Corp(b) 11.70%, 03/15/2030 1-mo. SOFR + 7.57%	$ 536,056
814,417	Klockner Pentaplast of America Inc(b) 9.02%, 02/12/2026 6-mo. SOFR + 5.17%	413,995
1,643,153	LBM Acquisition LLC(b) 7.99%, 06/06/2031 1-mo. SOFR + 3.86%	1,600,705
	Nouryon Finance BV(b)
688,333	7.42%,04/03/2028 1-mo. SOFR + 3.29%	688,333
857,823	7.50%,04/03/2028 1-mo. SOFR + 3.37%	856,393
1,347,044	Olympus Water US Holding Corp(b) 7.00%, 06/20/2031 3-mo. SOFR + 3.03%	1,332,170
1,333,117	Rocket Software Inc(b) 7.91%, 11/28/2028 1-mo. SOFR + 3.78%	1,333,784
508,559	Scientific Games Holdings LP(b) 7.29%, 04/04/2029 3-mo. SOFR + 3.31%	503,982
137,489	SKECHERS USA Inc(b) 7.31%, 09/12/2032 3-mo. SOFR + 3.33%	138,062
807,054	UKG Inc(b) 7.17%, 01/31/2031 1-mo. SOFR + 3.04%	806,129
403,353	Verde Purchaser, LLC(b) 8.00%, 11/30/2030 3-mo. SOFR + 4.03%	404,110
580,000	Veritiv Operating Co(b) 8.67%, 12/02/2030 3-mo. SOFR + 4.69%	574,834
583,548	Vibrantz Technologies Inc(b) 8.73%, 04/23/2029 3-mo. SOFR + 4.75%	469,861
1,375,366	White Cap Supply Holdings LLC(b) 7.42%, 10/19/2029 1-mo. SOFR + 3.29%	1,375,132
TOTAL BANK LOANS — 4.33% (Cost $33,235,343)		$32,812,193
CORPORATE BONDS AND NOTES
Basic Materials — 4.29%
945,000	ArcelorMittal SA 7.00%, 10/15/2039	1,061,288
	Avient Corp(c)
669,000	7.13%, 08/01/2030	687,490
1,030,000	6.25%, 11/01/2031	1,045,989
2,424,000	Big River Steel LLC / BRS Finance Corp(c) 6.63%, 01/31/2029	2,424,948
1,205,000	Cerdia Finanz GmbH(c) 9.38%, 10/03/2031	1,275,794

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	Cleveland-Cliffs Inc(c)
830,000	7.00%, 03/15/2032	$ 838,271
685,000	7.63%, 01/15/2034	705,827
2,380,000	Commercial Metals Co 4.38%, 03/15/2032	2,246,179
	Constellium SE
500,000	5.63%, 06/15/2028(c)	499,249
300,000	EUR, 3.13%, 07/15/2029	342,713
1,610,000	6.38%, 08/15/2032(c)	1,645,740
1,255,000	FMC Corp 8.45%, 11/01/2055	1,324,507
1,595,000	Fortescue Treasury Pty Ltd(c) 6.13%, 04/15/2032	1,648,198
790,000	Hudbay Minerals Inc(c) 6.13%, 04/01/2029	796,447
	Magnera Corp(c)
555,000	4.75%, 11/15/2029(d)	491,343
30,000	7.25%, 11/15/2031	28,229
	Mercer International Inc
475,000	12.88%, 10/01/2028(c)	432,277
510,000	5.13%, 02/01/2029	375,929
755,000	Mineral Resources Ltd(c) 7.00%, 04/01/2031	764,767
	Novelis Corp(c)
2,145,000	3.88%, 08/15/2031	1,955,571
1,745,000	6.38%, 08/15/2033	1,763,036
1,065,000	Novelis Inc(c) 6.88%, 01/30/2030	1,104,377
1,265,000	Rain Carbon Inc(c)(d) 12.25%, 09/01/2029	1,354,648
	SCIH Salt Holdings Inc(c)
1,985,000	4.88%, 05/01/2028	1,939,758
990,000	6.63%, 05/01/2029	970,630
515,000	SCIL IV LLC / SCIL USA Holdings LLC(c) 5.38%, 11/01/2026	514,585
2,405,000	Solstice Advanced Materials Inc(c) 5.63%, 09/30/2033	2,412,946
465,000	United States Steel Corp 6.65%, 06/01/2037	481,949
1,610,000	Vibrantz Technologies Inc(c) 9.00%, 02/15/2030	909,650
500,000	WR Grace Holdings LLC(c) 5.63%, 08/15/2029	464,749
		32,507,084
Communications — 9.91%
250,000	Altice Financing SA(c) 5.00%, 01/15/2028	194,375
	Altice France SA(c)
465,000	5.50%, 01/15/2028	409,200
2,110,000	5.50%, 10/15/2029	1,825,016
	CCO Holdings LLC / CCO Holdings Capital Corp(c)
3,305,000	5.38%, 06/01/2029	3,282,961
4,900,000	4.75%, 03/01/2030	4,701,878
3,715,000	4.75%, 02/01/2032	3,435,490
Principal Amount(a)		Fair Value
Communications — (continued)
	Clear Channel Outdoor Holdings Inc(c)
520,000	7.88%, 04/01/2030	$ 546,014
2,240,000	7.50%, 03/15/2033	2,342,074
3,670,000	Cogent Communications Group LLC / Cogent Finance Inc(c) 6.50%, 07/01/2032	3,565,352
795,000	CommScope LLC(c) 7.13%, 07/01/2028	797,922
3,155,000	Connect Finco SARL / Connect US Finco LLC(c)(d) 9.00%, 09/15/2029	3,317,182
	CSC Holdings LLC(c)
4,005,000	5.38%, 02/01/2028	3,511,122
1,310,000	11.75%, 01/31/2029	1,101,637
1,625,000	DirecTV Financing LLC 8.88%, 02/01/2030(c)	1,606,822
	DirecTV Financing LLC / DirecTV Financing Co-Obligor Inc(c)
224,000	5.88%, 08/15/2027	223,749
1,085,000	10.00%, 02/15/2031	1,083,407
1,445,000	Discovery Communications LLC 4.13%, 05/15/2029	1,390,812
2,295,000	EchoStar Corp 10.75%, 11/30/2029	2,524,890
2,805,000	EW Scripps Co(c) 9.88%, 08/15/2030	2,632,880
	Frontier Communications Holdings LLC(c)
1,705,000	5.88%, 10/15/2027	1,703,970
735,000	8.75%, 05/15/2030	767,814
	Gray Media Inc(c)
1,595,000	5.38%, 11/15/2031	1,198,064
2,220,000	9.63%, 07/15/2032	2,268,036
550,000	7.25%, 08/15/2033	545,024
1,020,000	Maya SAS(c) 7.00%, 04/15/2032	1,040,200
	McGraw-Hill Education Inc(c)
850,000	5.75%, 08/01/2028	849,501
1,210,000	8.00%, 08/01/2029	1,232,287
1,920,000	7.38%, 09/01/2031	1,994,782
445,000	News Corp(c) 5.13%, 02/15/2032	442,506
2,275,000	Nexstar Media Inc(c) 4.75%, 11/01/2028	2,220,496
	Outfront Media Capital LLC / Outfront Media Capital Corp(c)
245,000	5.00%, 08/15/2027	243,769
1,390,000	4.63%, 03/15/2030(d)	1,335,917
3,140,000	Sinclair Television Group Inc(c) 8.13%, 02/15/2033	3,222,488
	Sirius XM Radio Inc(c)
560,000	4.00%, 07/15/2028	541,114
2,435,000	3.88%, 09/01/2031(d)	2,206,797
1,885,000	Univision Communications Inc(c) 9.38%, 08/01/2032	2,008,782
1,245,000	Viasat Inc(c) 7.50%, 05/30/2031	1,168,308

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
1,770,000	Virgin Media Finance PLC(c) 5.00%, 07/15/2030	$ 1,643,990
2,135,000	Virgin Media Secured Finance PLC(c) 4.50%, 08/15/2030	2,012,965
1,505,000	VZ Secured Financing BV(c) 5.00%, 01/15/2032	1,361,601
	Wayfair LLC(c)
1,700,000	7.25%, 10/31/2029	1,752,769
1,315,000	7.75%, 09/15/2030(d)	1,379,100
2,232,000	Zegona Finance PLC(c) 8.63%, 07/15/2029	2,375,964
1,205,000	Ziggo Bond Co BV(c) 5.13%, 02/28/2030	1,092,230
		75,101,257
Consumer, Cyclical — 13.79%
2,130,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(c) 4.00%, 10/15/2030	2,007,362
	Adient Global Holdings Ltd(c)
2,260,000	8.25%, 04/15/2031(d)	2,370,247
445,000	7.50%, 02/15/2033	460,782
	American Airlines Inc / AAdvantage Loyalty IP Ltd(c)
101,250	5.50%, 04/20/2026	101,295
405,000	5.75%, 04/20/2029	406,549
1,160,000	American Axle & Manufacturing Inc(c) 6.38%, 10/15/2032	1,158,041
2,015,000	American Builders & Contractors Supply Co Inc(c) 3.88%, 11/15/2029	1,911,815
870,000	Aramark Services Inc(c) 5.00%, 02/01/2028	865,897
2,255,000	Ashton Woods USA LLC / Ashton Woods Finance Co(c) 6.88%, 08/01/2033	2,274,341
2,770,000	Banijay Entertainment SAS(c) 8.13%, 05/01/2029	2,876,864
3,050,000	Bath & Body Works Inc 6.88%, 11/01/2035	3,172,067
	Beach Acquisition Bidco LLC(c)
1,050,000	EUR, 5.25%, 07/15/2032	1,263,678
1,605,000	10.00%, 07/15/2033(e) PIK rate, 10.75%	1,731,252
1,370,000	Boyd Gaming Corp(c) 4.75%, 06/15/2031	1,320,688
	Caesars Entertainment Inc(c)
1,615,000	4.63%, 10/15/2029(d)	1,544,320
920,000	7.00%, 02/15/2030	946,319
1,135,000	6.00%, 10/15/2032(d)	1,117,929
	Carnival Corp(c)
1,885,000	5.13%, 05/01/2029	1,885,000
880,000	5.75%, 03/15/2030	898,468
1,470,000	5.88%, 06/15/2031	1,506,372
1,405,000	5.75%, 08/01/2032	1,429,838
700,000	6.13%, 02/15/2033	717,525
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
1,171,650	Carvana Co(c)(e) 9.00%, 06/01/2031 PIK rate, 14.00%	$ 1,326,575
1,510,000	Churchill Downs Inc(c) 5.75%, 04/01/2030	1,508,639
1,180,000	Clarios Global LP / Clarios US Finance Co(c) 6.75%, 09/15/2032	1,206,149
1,185,000	Crocs Inc(c) 4.25%, 03/15/2029	1,135,621
1,940,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc(c) 6.75%, 01/15/2030	1,820,560
3,960,000	FirstCash Inc(c) 6.88%, 03/01/2032	4,093,088
415,000	Flutter Treasury Designated Activity Co(c) 5.88%, 06/04/2031	421,233
4,105,000	Ford Motor Credit Co LLC 4.00%, 11/13/2030	3,829,190
1,350,000	Forvia SE(c)(d) 6.75%, 09/15/2033	1,369,654
1,265,000	Great Canadian Gaming Corp(c) 8.75%, 11/15/2029	1,250,878
2,650,000	Hanesbrands Inc(c)(d) 9.00%, 02/15/2031	2,804,741
2,665,000	Hilton Domestic Operating Co Inc(c) 5.75%, 09/15/2033	2,700,578
	IHO Verwaltungs GmbH(c)(e)
970,000	7.75%, 11/15/2030 PIK rate, 8.50%	1,014,910
955,000	8.00%, 11/15/2032 PIK rate, 8.75%	1,002,218
	K Hovnanian Enterprises Inc(c)
570,000	8.00%, 04/01/2031	584,497
855,000	8.38%, 10/01/2033	876,590
745,000	Kohl's Corp(c) 10.00%, 06/01/2030	810,065
435,000	Levi Strauss & Co(c) 3.50%, 03/01/2031	403,869
2,010,000	LGI Homes Inc(c) 8.75%, 12/15/2028	2,110,138
	Light & Wonder International Inc(c)
1,490,000	7.25%, 11/15/2029	1,529,293
975,000	7.50%, 09/01/2031	1,013,959
1,085,000	Live Nation Entertainment Inc(c) 6.50%, 05/15/2027	1,095,037
1,870,000	Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC(c) 8.25%, 04/15/2030	1,943,005
	NCL Corp Ltd(c)
335,000	7.75%, 02/15/2029	356,675
535,000	6.75%, 02/01/2032	550,211
650,000	6.25%, 09/15/2033	653,364
	Newell Brands Inc(d)
535,000	6.38%, 05/15/2030	530,075
2,425,000	6.63%, 05/15/2032	2,393,252

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
1,545,000	Nissan Motor Co Ltd(c) 8.13%, 07/17/2035	$ 1,658,550
1,910,000	OneSky Flight LLC(c) 8.88%, 12/15/2029	2,008,466
905,000	Penn Entertainment Inc(c) 5.63%, 01/15/2027	904,445
785,000	Pinewood Finco PLC(c) GBP, 6.00%, 03/27/2030	1,061,833
	Qnity Electronics Inc(c)
905,000	5.75%, 08/15/2032	911,902
1,670,000	6.25%, 08/15/2033	1,705,381
2,400,000	QXO Building Products Inc(c) 6.75%, 04/30/2032	2,484,951
1,940,000	RB Global Holdings Inc(c) 7.75%, 03/15/2031	2,029,052
1,080,000	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp(c) 6.25%, 10/15/2030	1,089,630
	Royal Caribbean Cruises Ltd(c)
925,000	5.63%, 09/30/2031	943,204
180,000	6.25%, 03/15/2032	185,835
1,505,000	6.00%, 02/01/2033	1,543,350
1,375,000	Scientific Games Holdings LP / Scientific Games US FinCo Inc(c) 6.63%, 03/01/2030	1,278,355
625,000	Specialty Building Products Holdings LLC / SBP Finance Corp(c) 7.75%, 10/15/2029	634,874
2,205,000	Station Casinos LLC(c) 6.63%, 03/15/2032	2,265,073
	Taylor Morrison Communities Inc(c)
330,000	5.88%, 06/15/2027	334,001
845,000	5.75%, 01/15/2028	856,789
610,000	5.13%, 08/01/2030	608,048
895,000	Under Armour Inc(c) 7.25%, 07/15/2030	893,894
1,338,000	United Airlines Inc(c) 4.63%, 04/15/2029	1,317,514
	Viking Cruises Ltd(c)
1,325,000	7.00%, 02/15/2029	1,331,695
1,110,000	9.13%, 07/15/2031	1,191,385
1,790,000	Warnermedia Holdings Inc 5.05%, 03/15/2042	1,428,993
3,280,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c) 7.13%, 02/15/2031	3,530,414
		104,498,347
Consumer, Non-Cyclical — 8.90%
745,000	1261229 BC Ltd(c) 10.00%, 04/15/2032	763,664
1,250,000	Allied Universal Holdco LLC(c) 7.88%, 02/15/2031	1,310,620
1,205,000	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL(c) 4.63%, 06/01/2028	1,181,102
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
465,000	Bausch + Lomb Corp(c) 8.38%, 10/01/2028	$ 484,617
840,000	Bausch + Lomb Netherlands BV / Bausch & Lomb Inc(b)(c) EUR, 5.87%, 01/15/2031 3-mo. EURIBOR + 3.88%	999,229
1,135,000	Boost Newco Borrower LLC(c) 7.50%, 01/15/2031	1,204,115
494,930	Chobani Holdco II LLC(c)(e) 8.75%, 10/01/2029 PIK rate, 9.50%	524,498
1,605,000	Chobani LLC / Chobani Finance Corp Inc(c) 7.63%, 07/01/2029	1,673,609
	CHS / Community Health Systems Inc(c)
2,295,000	6.00%, 01/15/2029	2,227,619
2,860,000	5.25%, 05/15/2030	2,587,282
1,760,000	10.88%, 01/15/2032	1,864,011
1,335,000	9.75%, 01/15/2034	1,367,707
1,500,000	Concentra Escrow Issuer Corp(c) 6.88%, 07/15/2032	1,557,573
	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(c)
1,680,000	4.75%, 01/15/2029	1,644,249
475,000	6.63%, 07/15/2030	485,336
2,035,000	CVS Health Corp 7.00%, 03/10/2055	2,136,227
	DaVita Inc(c)
3,880,000	6.88%, 09/01/2032	4,008,180
255,000	6.75%, 07/15/2033	262,955
505,000	Endo Finance Holdings Inc(c)(d) 8.50%, 04/15/2031	541,799
575,000	EquipmentShare.com Inc(c) 8.63%, 05/15/2032	620,795
575,000	Froneri Lux FinCo SARL(c) 6.00%, 08/01/2032	575,690
2,310,000	Grifols SA EUR, 3.88%, 10/15/2028	2,653,505
	Herc Holdings Inc(c)
1,020,000	5.50%, 07/15/2027	1,017,446
990,000	6.63%, 06/15/2029	1,017,228
230,000	Insulet Corp(c) 6.50%, 04/01/2033	239,115
3,415,000	IQVIA Inc(c) 6.25%, 06/01/2032	3,511,101
3,905,000	Kedrion SpA(c) 6.50%, 09/01/2029	3,853,537
2,305,000	Medline Borrower LP(c) 3.88%, 04/01/2029	2,223,043
3,780,000	Opal Bidco SAS(c) 6.50%, 03/31/2032	3,873,540
1,770,000	Prime Security Services Borrower LLC / Prime Finance Inc(c) 6.25%, 01/15/2028	1,768,450
3,615,000	RR Donnelley & Sons Co(c) 9.50%, 08/01/2029	3,704,887

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
365,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(c) EUR, 5.50%, 05/15/2033	$ 446,208
	Tenet Healthcare Corp
2,150,000	4.25%, 06/01/2029	2,099,755
4,140,000	6.13%, 06/15/2030	4,192,813
1,290,000	Teva Pharmaceutical Finance Netherlands II BV EUR, 4.38%, 05/09/2030	1,550,557
	Teva Pharmaceutical Finance Netherlands III BV
695,000	6.75%, 03/01/2028	721,426
1,735,000	5.13%, 05/09/2029(d)	1,744,218
1,710,000	8.13%, 09/15/2031(d)	1,955,159
	US Foods Inc(c)
1,250,000	7.25%, 01/15/2032	1,308,677
975,000	5.75%, 04/15/2033	980,106
535,000	Veritiv Operating Co(c) 10.50%, 11/30/2030	574,177
		67,455,825
Energy — 6.39%
3,130,000	Crescent Energy Finance LLC(c) 8.38%, 01/15/2034	3,171,308
1,445,000	Energy Transfer LP(f) 6.63%, Perpetual	1,442,231
4,050,000	Expand Energy Corp(c) 6.75%, 04/15/2029	4,092,261
2,375,000	Global Partners LP / GLP Finance Corp(c) 7.13%, 07/01/2033	2,434,335
330,000	Hess Midstream Operations LP(c) 6.50%, 06/01/2029	340,341
1,310,000	Hilcorp Energy I LP / Hilcorp Finance Co(c) 8.38%, 11/01/2033	1,375,864
2,580,000	Kinetik Holdings LP(c) 5.88%, 06/15/2030	2,595,005
	Kodiak Gas Services LLC(c)
1,205,000	7.25%, 02/15/2029	1,250,386
1,010,000	6.50%, 10/01/2033	1,028,358
570,000	6.75%, 10/01/2035	585,251
2,140,000	Matador Resources Co(c) 6.50%, 04/15/2032	2,160,478
1,975,000	Nabors Industries Inc(c)(d) 8.88%, 08/15/2031	1,839,337
800,000	Occidental Petroleum Corp 6.20%, 03/15/2040	813,089
225,000	Seventy Seven Energy Inc(g)(h)(i) 6.63%, 11/15/2025	23
720,000	SM Energy Co 6.75%, 09/15/2026	719,754
2,035,000	Sunoco LP(c) 6.25%, 07/01/2033	2,071,309
1,145,000	TGNR Intermediate Holdings LLC(c) 5.50%, 10/15/2029	1,120,433
813,462	Transocean Aquila Ltd(c) 8.00%, 09/30/2028	836,748
Principal Amount(a)		Fair Value
Energy — (continued)
	Transocean International Ltd
273,750	8.75%, 02/15/2030(c)	$ 288,032
260,000	7.88%, 10/15/2032(c)	260,000
1,720,000	6.80%, 03/15/2038	1,456,821
1,768,809	Transocean Titan Financing Ltd(c) 8.38%, 02/01/2028	1,812,326
	Venture Global LNG Inc(c)
1,380,000	9.00%, Perpetual(f)	1,367,690
800,000	9.50%, 02/01/2029	881,620
2,355,000	8.38%, 06/01/2031	2,472,680
2,265,000	9.88%, 02/01/2032(d)	2,465,958
	Venture Global Plaquemines LNG LLC(c)
340,000	7.50%, 05/01/2033	375,703
580,000	6.50%, 01/15/2034	610,541
340,000	7.75%, 05/01/2035	383,761
975,000	6.75%, 01/15/2036	1,035,623
378,000	Viper Energy Partners LLC 5.70%, 08/01/2035	384,320
1,445,000	Vital Energy Inc(c)(d) 7.88%, 04/15/2032	1,402,715
1,600,000	Vnom Sub Inc(c) 5.38%, 11/01/2027	1,600,280
	Weatherford International Ltd(c)
2,165,000	8.63%, 04/30/2030	2,213,173
1,495,000	6.75%, 10/15/2033	1,496,040
		48,383,794
Financial — 9.70%
	Acrisure LLC / Acrisure Finance Inc(c)
1,715,000	8.50%, 06/15/2029	1,800,500
1,645,000	7.50%, 11/06/2030	1,713,679
581,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 6.95%, 03/10/2055	608,131
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(c)
1,275,000	5.88%, 11/01/2029	1,268,351
2,750,000	7.00%, 01/15/2031	2,841,378
440,000	7.38%, 10/01/2032	453,390
1,830,000	Ally Financial Inc 8.00%, 11/01/2031	2,086,144
838,600	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp(c)(d) 7.00%, 04/15/2030	848,665
2,040,000	Apollo Commercial Real Estate Finance Inc REIT(c) 4.63%, 06/15/2029	1,960,466
310,000	Aretec Group Inc(c) 10.00%, 08/15/2030	337,746
1,670,000	CrossCountry Intermediate HoldCo LLC(c) 6.50%, 10/01/2030	1,676,145
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	253,405

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Encore Capital Group Inc(c)
1,520,000	9.25%, 04/01/2029	$ 1,603,843
2,380,000	8.50%, 05/15/2030	2,527,431
1,125,000	Freedom Mortgage Corp(c) 12.25%, 10/01/2030	1,254,985
3,130,000	Freedom Mortgage Holdings LLC(c) 8.38%, 04/01/2032	3,280,709
4,240,000	Iron Mountain Inc REIT(c) 6.25%, 01/15/2033	4,324,863
	Jane Street Group / JSG Finance Inc(c)
3,690,000	6.13%, 11/01/2032	3,740,033
1,170,000	6.75%, 05/01/2033	1,215,202
	Jefferson Capital Holdings LLC(c)
1,630,000	9.50%, 02/15/2029	1,716,747
2,240,000	8.25%, 05/15/2030	2,342,648
2,015,000	Jones Deslauriers Insurance Management Inc(c) 8.50%, 03/15/2030	2,116,979
3,125,000	Millrose Properties Inc REIT(c) 6.38%, 08/01/2030	3,178,094
3,515,000	MPT Operating Partnership LP / MPT Finance Corp REIT(c) 8.50%, 02/15/2032	3,734,906
	Nationstar Mortgage Holdings Inc(c)
1,715,000	5.75%, 11/15/2031	1,733,013
1,220,000	7.13%, 02/01/2032	1,273,440
	OneMain Finance Corp
1,135,000	5.38%, 11/15/2029	1,122,132
1,355,000	7.50%, 05/15/2031	1,416,465
1,010,000	7.13%, 11/15/2031	1,047,353
1,320,000	6.50%, 03/15/2033	1,322,086
	Osaic Holdings Inc(c)
1,375,000	6.75%, 08/01/2032	1,420,149
2,035,000	8.00%, 08/01/2033	2,109,068
3,740,000	PHH Escrow Issuer LLC / PHH Corp(c) 9.88%, 11/01/2029	3,790,958
3,580,000	PRA Group Inc(c) 8.88%, 01/31/2030	3,694,338
	RHP Hotel Properties LP / RHP Finance Corp REIT(c)
290,000	7.25%, 07/15/2028	299,170
1,905,000	6.50%, 04/01/2032	1,958,512
765,000	6.50%, 06/15/2033	787,866
2,450,000	Rocket Cos Inc(c) 6.38%, 08/01/2033	2,528,679
	Societe Generale SA(c)(f)
330,000	4.75%, Perpetual(d)	326,813
295,000	5.38%, Perpetual	277,857
1,015,000	Stonex Escrow Issuer LLC(c) 6.88%, 07/15/2032	1,044,756
435,000	XHR LP REIT(c) 6.63%, 05/15/2030	446,951
		73,484,046
Principal Amount(a)		Fair Value
Industrial — 8.96%
460,000	Arcosa Inc(c) 6.88%, 08/15/2032	480,467
1,070,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(c) 4.00%, 09/01/2029	990,303
	ATI Inc
1,000,000	5.88%, 12/01/2027	1,001,912
460,000	4.88%, 10/01/2029	452,257
1,435,000	7.25%, 08/15/2030	1,506,298
245,000	5.13%, 10/01/2031	241,110
	Axon Enterprise Inc(c)
960,000	6.13%, 03/15/2030	985,946
1,265,000	6.25%, 03/15/2033	1,302,059
930,000	Beacon Mobility Corp(c) 7.25%, 08/01/2030	966,883
810,000	Boeing Co 5.88%, 02/15/2040	836,572
1,305,000	Boise Cascade Co(c)(d) 4.88%, 07/01/2030	1,277,100
	Bombardier Inc(c)
71,000	7.88%, 04/15/2027	71,310
250,000	7.50%, 02/01/2029	260,496
1,225,000	8.75%, 11/15/2030	1,321,030
330,000	7.25%, 07/01/2031(d)	349,811
1,470,000	7.00%, 06/01/2032	1,536,419
	Builders FirstSource Inc(c)
1,545,000	6.38%, 03/01/2034	1,591,514
630,000	6.75%, 05/15/2035	657,804
960,000	Camelot Return Merger Sub Inc(c) 8.75%, 08/01/2028	928,805
715,000	Cemex SAB de CV(c)(f) 7.20%, Perpetual	747,533
500,000	Chart Industries Inc(c) 9.50%, 01/01/2031	535,679
915,000	Clean Harbors Inc(c) 6.38%, 02/01/2031	936,991
1,550,000	Clydesdale Acquisition Holdings Inc(c) 6.75%, 04/15/2032	1,590,083
2,240,000	Efesto Bidco SpA Efesto US LLC(c) 7.50%, 02/15/2032	2,279,424
255,000	EMRLD Borrower LP / Emerald Co-Issuer Inc EUR, 6.38%, 12/15/2030	312,776
1,085,000	Energizer Gamma Acquisition BV EUR, 3.50%, 06/30/2029	1,252,084
440,000	Energizer Holdings Inc(c) 4.38%, 03/31/2029	421,986
265,000	GFL Environmental Inc(c) 6.75%, 01/15/2031	277,302
230,000	Graphic Packaging International LLC EUR, 2.63%, 02/01/2029	261,437
1,825,000	Imola Merger Corp(c) 4.75%, 05/15/2029	1,775,040

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	JH North America Holdings Inc(c)
155,000	5.88%, 01/31/2031	$ 157,374
1,645,000	6.13%, 07/31/2032	1,684,931
1,030,000	Mauser Packaging Solutions Holding Co(c) 7.88%, 04/15/2027	1,040,097
1,560,000	Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC(c) 6.75%, 04/01/2032	1,602,515
1,590,000	MIWD Holdco II LLC / MIWD Finance Corp(c)(d) 5.50%, 02/01/2030	1,548,840
	Quikrete Holdings Inc(c)
930,000	6.38%, 03/01/2032	963,335
465,000	6.75%, 03/01/2033	483,458
1,480,000	Sensata Technologies BV(c) 5.88%, 09/01/2030	1,489,170
820,000	Smyrna Ready Mix Concrete LLC(c) 8.88%, 11/15/2031	865,873
	Spirit AeroSystems Inc
1,060,000	4.60%, 06/15/2028	1,058,639
925,000	9.38%, 11/30/2029(c)	974,228
2,100,000	9.75%, 11/15/2030(c)	2,309,568
	Standard Building Solutions Inc(c)
2,980,000	6.50%, 08/15/2032	3,057,543
2,220,000	6.25%, 08/01/2033	2,249,715
	Standard Industries Inc(c)
225,000	4.38%, 07/15/2030	215,725
1,420,000	3.38%, 01/15/2031	1,285,907
	Terex Corp(c)
530,000	5.00%, 05/15/2029	521,946
2,355,000	6.25%, 10/15/2032	2,399,029
2,465,000	Toucan FinCo Ltd / Toucan FinCo Can Inc / Toucan FinCo US LLC(c) 9.50%, 05/15/2030	2,414,702
	TransDigm Inc(c)
2,570,000	6.88%, 12/15/2030	2,662,867
170,000	7.13%, 12/01/2031	177,325
5,000	6.00%, 01/15/2033	5,055
385,000	6.25%, 01/31/2034	395,941
1,360,000	6.75%, 01/31/2034	1,406,184
2,500,000	TTM Technologies Inc(c) 4.00%, 03/01/2029	2,403,577
1,280,000	Waste Pro USA Inc(c) 7.00%, 02/01/2033	1,325,820
1,960,000	Watco Cos LLC / Watco Finance Corp(c) 7.13%, 08/01/2032	2,028,737
1,230,000	Weekley Homes LLC / Weekley Finance Corp(c) 4.88%, 09/15/2028	1,204,313
	WESCO Distribution Inc(c)
205,000	6.38%, 03/15/2029	211,064
1,550,000	6.63%, 03/15/2032	1,610,792
580,000	6.38%, 03/15/2033	601,244
Principal Amount(a)		Fair Value
Industrial — (continued)
365,000	Wrangler Holdco Corp(c) 6.63%, 04/01/2032	$ 380,585
		67,884,530
Technology — 2.60%
2,210,000	AthenaHealth Group Inc(c) 6.50%, 02/15/2030	2,191,918
1,830,000	CACI International Inc(c) 6.38%, 06/15/2033	1,887,738
910,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	871,581
	Cloud Software Group Inc(c)
2,140,000	6.50%, 03/31/2029	2,159,303
2,030,000	9.00%, 09/30/2029	2,105,529
1,835,000	Fortress Intermediate 3 Inc(c) 7.50%, 06/01/2031	1,921,320
1,210,000	Gartner Inc(c) 3.75%, 10/01/2030	1,142,650
2,010,000	McAfee Corp(c) 7.38%, 02/15/2030	1,864,459
260,000	ON Semiconductor Corp(c) 3.88%, 09/01/2028	252,333
1,020,000	Rocket Software Inc(c) 6.50%, 02/15/2029	993,316
	Seagate Data Storage Technology Pte Ltd(c)
915,000	3.13%, 07/15/2029	792,517
1,440,000	5.88%, 07/15/2030	1,465,079
1,955,000	UKG Inc(c) 6.88%, 02/01/2031	2,017,237
		19,664,980
Utilities — 2.12%
1,415,000	California Buyer Ltd / Atlantica Sustainable Infrastructure PLC(c) 6.38%, 02/15/2032	1,450,277
580,000	Calpine Corp(c) 5.00%, 02/01/2031	578,305
765,000	Electricite de France SA(c)(f) 9.13%, Perpetual	886,423
	NRG Energy Inc(c)
915,000	10.25%, Perpetual(f)	997,685
1,355,000	6.25%, 11/01/2034	1,388,998
2,775,000	6.00%, 01/15/2036	2,775,399
	PG&E Corp
1,430,000	5.25%, 07/01/2030(d)	1,410,188
780,000	7.38%, 03/15/2055	801,333
1,346,000	Vistra Corp(c)(f) 7.00%, Perpetual	1,366,553
	Vistra Operations Co LLC(c)
1,565,000	5.00%, 07/31/2027	1,559,821
2,165,000	7.75%, 10/15/2031	2,290,986

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
565,000	6.88%, 04/15/2032	$ 590,920
		16,096,888
TOTAL CORPORATE BONDS AND NOTES — 66.66% (Cost $494,750,279)		$505,076,751
CONVERTIBLE BONDS
Basic Materials — 0.39%
1,152,000	Centrus Energy Corp(c)(j) (5.12%), 08/15/2032	1,776,960
370,000	MP Materials Corp(c) 3.00%, 03/01/2030	1,177,710
		2,954,670
Communications — 2.16%
585,000	Alibaba Group Holding Ltd 0.50%, 06/01/2031	1,074,645
226,000	AST SpaceMobile Inc(c) 2.38%, 10/15/2032	234,249
1,179,000	Cable One Inc 1.13%, 03/15/2028	1,006,277
2,367,000	DoorDash Inc(c)(j) (2.64%), 05/15/2030	2,690,095
1,260,000	Etsy Inc 0.25%, 06/15/2028	1,111,320
390,000	Hims & Hers Health Inc(c)(j) (2.41%), 05/15/2030	437,775
686,000	JD.com Inc 0.25%, 06/01/2029	735,392
1,619,000	Liberty Media Corp / Liberty Formula One 2.25%, 08/15/2027	2,146,794
879,000	Lyft Inc(c)(d)(j) (3.51%), 09/15/2030	1,060,514
	Uber Technologies Inc
763,000	(2.23%), 05/15/2028(c)(j)	810,306
1,546,000	0.88%, 12/01/2028	2,272,620
1,804,000	Wayfair Inc 3.25%, 09/15/2027	2,748,894
		16,328,881
Consumer, Cyclical — 1.72%
1,073,000	Burlington Stores Inc 1.25%, 12/15/2027	1,444,794
469,000	Carnival Corp 5.75%, 12/01/2027	1,047,481
	Live Nation Entertainment Inc
929,000	3.13%, 01/15/2029	1,498,579
1,826,000	2.88%, 01/15/2030(c)	2,024,121
1,811,000	Meritage Homes Corp(d) 1.75%, 05/15/2028	1,853,490
1,885,000	NCL Corp Ltd(c) 0.75%, 09/15/2030	1,901,494
948,000	Patrick Industries Inc(d) 1.75%, 12/01/2028	1,536,708
447,000	Peloton Interactive Inc 5.50%, 12/01/2029	999,492
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
713,000	Rivian Automotive Inc 4.63%, 03/15/2029	$ 738,312
		13,044,471
Consumer, Non-Cyclical — 3.59%
1,735,000	Affirm Holdings Inc(c) 0.75%, 12/15/2029	1,884,210
	Alnylam Pharmaceuticals Inc
613,000	1.00%, 09/15/2027	1,007,466
1,866,000	0.32%, 09/15/2028(c)(j)	1,848,506
1,110,000	Ascendis Pharma A/S(d) 2.25%, 04/01/2028	1,509,600
1,175,000	BioMarin Pharmaceutical Inc 1.25%, 05/15/2027	1,113,900
1,408,000	Chefs' Warehouse Inc 2.38%, 12/15/2028	2,031,744
1,404,000	Dexcom Inc 0.38%, 05/15/2028	1,279,746
1,265,000	Exact Sciences Corp(c) 1.75%, 04/15/2031	1,177,044
1,174,000	Global Payments Inc 1.50%, 03/01/2031	1,074,509
1,621,000	Halozyme Therapeutics Inc 1.00%, 08/15/2028	2,277,505
1,691,000	Integer Holdings Corp(c) 1.88%, 03/15/2030	1,638,579
742,000	Merit Medical Systems Inc(c) 3.00%, 02/01/2029	862,204
461,000	Mirum Pharmaceuticals Inc 4.00%, 05/01/2029	1,107,092
500,000	Oddity Finance LLC(c)(j) (0.16%), 06/15/2030	503,750
1,856,000	Post Holdings Inc 2.50%, 08/15/2027	2,082,432
1,566,000	Repligen Corp 1.00%, 12/15/2028	1,570,698
1,840,000	Shift4 Payments Inc 0.50%, 08/01/2027	1,810,712
1,739,000	Spectrum Brands Inc 3.38%, 06/01/2029	1,613,792
297,000	Stride Inc 1.13%, 09/01/2027	844,149
		27,237,638
Energy — 0.15%
1,134,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	1,135,701
Financial — 2.57%
1,960,000	Barclays Bank PLC 1.00%, 02/16/2029	2,215,721
1,584,000	Boston Properties LP REIT(c) 2.00%, 10/01/2030	1,577,664
929,000	Cipher Mining Inc(c)(j) (2.28%), 10/01/2031	1,022,365
	Coinbase Global Inc
1,168,000	0.25%, 04/01/2030	1,466,424
2,008,000	(1.35%), 10/01/2032(c)(j)	2,217,836

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
714,000	Core Scientific Inc(c)(j) (4.76%), 06/15/2031	$ 797,895
2,029,000	Digital Realty Trust LP REIT(c) 1.88%, 11/15/2029	2,130,450
1,037,000	Hercules Capital Inc(c) 4.75%, 09/01/2028	1,030,198
1,282,000	MARA Holdings Inc(c)(j) 1.00%, 06/01/2031	1,213,519
629	SoFi Technologies Inc(c)(j) (22.13%), 10/15/2026	817
772,000	Terawulf Inc(c) 1.00%, 09/01/2031	918,680
	Welltower OP LLC REIT(c)
1,036,000	2.75%, 05/15/2028	1,938,356
1,156,000	3.13%, 07/15/2029	1,697,586
1,144,000	WisdomTree Inc(c) 4.63%, 08/15/2030	1,211,677
		19,439,188
Industrial — 2.00%
1,807,000	AeroVironment Inc(j) (4.03%), 07/15/2030	2,238,873
1,330,000	Avnet Inc(c) 1.75%, 09/01/2030	1,342,635
467,000	Axon Enterprise Inc 0.50%, 12/15/2027	1,464,045
545,000	Bloom Energy Corp 3.00%, 06/01/2029	2,249,215
761,000	Fluor Corp 1.13%, 08/15/2029	902,927
1,857,000	Itron Inc 1.38%, 07/15/2030	2,128,122
936,000	JBT Marel Corp(c) 0.38%, 09/15/2030	909,324
823,000	Mirion Technologies Inc(c)(j) (1.14%), 10/01/2031	883,096
1,196,000	OSI Systems Inc(d) 2.25%, 08/01/2029	1,733,602
141,000	Rocket Lab USA Inc(c) 4.25%, 02/01/2029	1,319,751
		15,171,590
Technology — 5.90%
1,337,000	Box Inc 1.50%, 09/15/2029	1,343,685
969,000	Camtek Ltd(c)(j) (2.17%), 09/15/2030	1,085,280
1,468,000	Cloudflare Inc(c)(j) (2.54%), 06/15/2030	1,666,914
932,000	Commvault Systems Inc(c)(j) (0.65%), 09/15/2030	961,824
1,400,000	CyberArk Software Ltd(c)(j) (3.65%), 06/15/2030	1,554,557
1,839,000	Datadog Inc(c)(j) 0.24%, 12/01/2029	1,820,610
2,805,000	Guidewire Software Inc(c) 1.25%, 11/01/2029	3,262,280
974,000	Life360 Inc(c)(j) (7.02%), 06/01/2030	1,432,389
Principal Amount(a)		Fair Value
Technology — (continued)
3,440,000	Lumentum Holdings Inc(c) 0.38%, 03/15/2032	$ 3,949,120
1,399,000	Microchip Technology Inc 0.75%, 06/01/2030	1,356,330
1,245,000	MKS Inc 1.25%, 06/01/2030	1,363,275
	Nebius Group NV(c)
571,000	1.00%, 09/15/2030	664,073
505,000	2.75%, 09/15/2032	587,063
1,155,000	Nova Ltd(c)(j) (3.40%), 09/15/2030	1,388,476
1,906,000	Nutanix Inc(c) 0.50%, 12/15/2029	2,145,588
1,692,000	ON Semiconductor Corp 0.50%, 03/01/2029	1,561,160
977,000	Parsons Corp(d) 2.63%, 03/01/2029	1,113,780
1,166,000	Planet Labs PBC(c)(d) 0.50%, 10/15/2030	1,571,185
764,000	Progress Software Corp(d) 3.50%, 03/01/2030	767,438
589,000	Rubrik Inc(c)(j) (0.24%), 06/15/2030	595,774
1,821,000	Seagate HDD Cayman 3.50%, 06/01/2028	5,244,480
1,465,000	Snowflake Inc(j) (17.04%), 10/01/2027	2,223,870
	Strategy Inc
3,408,000	(2.06%), 03/01/2030(c)(j)	3,586,920
369,000	0.88%, 03/15/2031(d)	578,777
1,324,000	Tyler Technologies Inc 0.25%, 03/15/2026	1,453,090
320,000	Unity Software Inc(c)(d)(j) (5.82%), 03/15/2030	432,200
998,000	Vertex Inc 0.75%, 05/01/2029	1,014,217
		44,724,355
Utilities — 1.26%
1,598,000	CMS Energy Corp 3.38%, 05/01/2028	1,749,810
2,898,000	NextEra Energy Capital Holdings Inc 3.00%, 03/01/2027	3,422,538
2,142,000	PPL Capital Funding Inc 2.88%, 03/15/2028	2,445,093
1,727,000	Southern Co 4.50%, 06/15/2027	1,919,560
		9,537,001
TOTAL CONVERTIBLE BONDS — 19.74% (Cost $131,002,735)		$149,573,495
Shares
COMMON STOCK
Consumer, Cyclical — 0.26%
31,400	Viking Holdings Ltd(k)	1,951,824

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Energy — 0.06%
4,100	Exxon Mobil Corp	$ 462,275
Industrial — 0.05%
8,430	GFL Environmental Inc	399,413
TOTAL COMMON STOCK — 0.37% (Cost $1,511,347)		$2,813,512
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.09%
18,484	Albemarle Corp 7.25%	704,056
Consumer, Cyclical — 0.16%
22,731	QXO Inc 5.50%(k)	1,249,978
Financial — 0.87%
31,752	Ares Management Corp 6.75%	1,580,932
2,751	Bank of America Corp 7.25%	3,522,381
27,978	KKR & Co Inc 6.25%	1,459,332
		6,562,645
Technology — 0.42%
30,306	Hewlett Packard Enterprise Co 7.63%	2,065,354
18,472	Microchip Technology Inc 7.50%	1,090,402
		3,155,756
TOTAL CONVERTIBLE PREFERRED STOCK — 1.54% (Cost $11,540,865)		$11,672,435
Shares		Fair Value
PREFERRED STOCK
Financial — 0.27%
28,704	Apollo Global Management Inc	$ 2,024,909
Industrial — 0.51%
55,489	Boeing Co	3,854,266
Utilities — 0.08%
15,516	PG&E Corp	614,123
TOTAL PREFERRED STOCK — 0.86% (Cost $5,426,464)		$6,493,298
GOVERNMENT MONEY MARKET MUTUAL FUNDS
36,359,379	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l), 4.09%(m)	36,359,379
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 4.80% (Cost $36,359,379)		$36,359,379
TOTAL INVESTMENTS — 98.30% (Cost $713,826,412)		$744,801,063
OTHER ASSETS & LIABILITIES, NET — 1.70%		$12,864,107
TOTAL NET ASSETS — 100.00%		$757,665,170

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2025.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of 144A securities was $511,440,130, representing 67.50% of net assets.
(d)	All or a portion of the security is on loan as of September 30, 2025.
(e)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Non-income producing security.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of September 30, 2025.
EURIBOR	Euro Interbank Offered Rate
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
HSB	USD	8,879,330	EUR	7,512,200	12/17/2025	$20,300
HSB	USD	1,067,704	GBP	785,600	12/17/2025	11,256
					Net Appreciation	$31,556
As of September 30, 2025, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.HY.44(c)	USD	11,004	$866,537	$484,188	5.00%	06/20/2030	$382,349	3.03%	Quarterly	-
			$866,537	$484,188		Net Appreciation	$382,349
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American high yield bonds with investment grade credit ratings that trade in the credit default swap market.
Abbreviations
HSB	HSBC Bank USA
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.12%
$ 620,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	611,555
Non-Agency — 15.87%
	1988 Ltd(a)(b)
	Series 2024-4A Class D
1,075,000	8.57%, 04/15/2037 3-mo. SOFR + 4.25%	1,084,233
	Series 2024-5A Class A1
1,325,000	5.86%, 07/15/2037 3-mo. SOFR + 1.54%	1,328,460
	Series 2024-5A Class D1
1,100,000	7.62%, 07/15/2037 3-mo. SOFR + 3.30%	1,105,879
	AGL Ltd(a)(b)
	Series 2025-40A Class A1
2,550,000	5.55%, 07/22/2038 3-mo. SOFR + 1.24%	2,555,398
	Series 2025-44A Class A
2,150,000	5.10%, 10/22/2037 3-mo. SOFR + 1.15%	2,117,103
1,375,000	American Express Credit Account Master Trust Series 2025-3 Class A 4.51%, 04/15/2032	1,401,963
2,612,082	Apidos XII(a)(b) Series 2013-12A Class ARR 5.40%, 04/15/2031 3-mo. SOFR + 1.08%	2,612,936
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,900,000	4.72%, 02/15/2029	1,906,373
	Series 2023-2 Class A
2,600,000	5.27%, 08/15/2028(b) 1-mo. SOFR + 0.90%	2,600,654
	Series 2025-1 Class A
1,000,000	3.97%, 07/15/2031	997,319
	Barings Ltd(a)(b)
	Series 2024-1A Class D
750,000	8.33%, 01/20/2037 3-mo. SOFR + 4.00%	754,458
	Series 2024-4A Class B
500,000	5.98%, 10/20/2037 3-mo. SOFR + 1.65%	501,352
2,500,000	Bbam US V Ltd(a)(b) Series 2025-5A Class A1 5.60%, 07/25/2038 3-mo. SOFR + 1.36%	2,509,945
1,050,000	BMW Vehicle Lease Trust Series 2025-1 Class A3 4.43%, 06/26/2028	1,058,024
1,000,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	1,000,339
Principal Amount		Fair Value
Non-Agency — (continued)
	Carlyle Global Market Strategies Ltd(a)(b)
	Series 2021-8A Class A1R
$ 2,250,000	5.25%, 10/15/2038 3-mo. SOFR + 1.27%	$ 2,256,372
	Series 2025-3A Class A
2,100,000	5.64%, 07/25/2038 3-mo. SOFR + 1.38%	2,107,631
2,100,000	CBAMR Ltd(a)(b) Series 2017-4A Class A1R 5.70%, 03/31/2038 3-mo. SOFR + 1.42%	2,105,865
1,000,000	CIFC Funding Ltd(a)(b) Series 2018-1A Class A1R 5.65%, 01/18/2038 3-mo. SOFR + 1.32%	1,003,402
	Diameter Capital Ltd(a)(b)
	Series 2022-4A Class A1R
2,200,000	6.15%, 01/15/2037 3-mo. SOFR + 1.83%	2,208,802
	Series 2025-10A Class A
1,450,000	5.60%, 04/20/2038 3-mo. SOFR + 1.31%	1,454,018
	Elmwood Ltd(a)(b)
	Series 2022-6A Class AR2
2,360,000	5.09%, 10/17/2038 3-mo. SOFR + 1.24%	2,365,518
	Series 2024-11A Class A
2,750,000	5.67%, 10/18/2037 3-mo. SOFR + 1.34%	2,759,397
	Exeter Automobile Receivables Trust
	Series 2025-1A Class A2
301,991	4.70%, 09/15/2027	302,176
	Series 2025-1A Class A3
300,000	4.67%, 08/15/2028	300,670
	Series 2025-3A Class A3
900,000	4.78%, 07/16/2029	907,410
	Ford Credit Auto Owner Trust(a)
	Series 2021-1 Class A
500,000	1.37%, 10/17/2033	492,518
	Series 2024-1 Class A
1,075,000	4.87%, 08/15/2036(c)	1,100,808
	Generate Ltd(a)(b)
	Series 2024-15A Class A
1,300,000	5.90%, 07/20/2037 3-mo. SOFR + 1.57%	1,305,127
	Series 2025-22A Class A
2,625,000	5.65%, 07/20/2038 3-mo. SOFR + 1.33%	2,634,618
	Halseypoint Ltd(a)(b)
	Series 2020-2A Class D1R
900,000	7.93%, 07/20/2037 3-mo. SOFR + 3.60%	903,161
	Series 2023-7A Class A1R
1,500,000	5.78%, 07/20/2038 3-mo. SOFR + 1.45%	1,508,673
1,575,503	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	1,594,144

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 197,646	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 5.99%, 05/20/2054 1-mo. SOFR + 1.60%	$ 198,514
2,050,000	Morgan Stanley Eaton Vance Ltd(a)(b) Series 2021-1A Class A1R 5.23%, 10/23/2037 3-mo. SOFR + 1.29%	2,054,996
1,100,000	Oaktree Ltd(a)(b) Series 2019-4A Class ARR 5.84%, 07/20/2037 3-mo. SOFR + 1.51%	1,104,257
2,600,000	OCP Ltd(a)(b) Series 2025-45A Class A 5.49%, 10/15/2038 3-mo. SOFR + 1.23%	2,601,136
1,475,000	OHA Credit Funding Ltd(a)(b) Series 2021-10RA Class A1 5.54%, 07/18/2037 3-mo. SOFR + 1.26%	1,477,212
800,000	Park Blue Ltd(a)(b) Series 2022-1A Class A1R 5.75%, 10/20/2037 3-mo. SOFR + 1.42%	802,934
1,950,000	Regatta Funding Ltd(a)(b) Series 2025-4A Class A1 5.63%, 07/25/2038 3-mo. SOFR + 1.34%	1,960,723
3,075,000	Regatta VI Funding Ltd(a)(b) Series 2016-1A Class A1R3 5.21%, 10/20/2038 3-mo. SOFR + 1.25%	3,085,569
800,000	RR Ltd(a)(b) Series 2024-29RA Class A2R 6.02%, 07/15/2039 3-mo. SOFR + 1.70%	802,017
	Santander Drive Auto Receivables Trust
	Series 2025-1 Class A2
182,917	4.76%, 08/16/2027	183,032
	Series 2025-1 Class A3
1,050,000	4.74%, 01/16/2029	1,054,593
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 7.84%, 04/18/2031 3-mo. SOFR + 3.51%	246,072
109,975	Sunnova Hestia I Issuer LLC(a) Series 2024-4A Class B 5.75%, 12/20/2050	110,954
1,450,000	Toyota Auto Loan Extended Note Trust(a) Series 2025-1A Class A 4.65%, 05/25/2038	1,475,722
2,000,000	Trinitas VI Ltd(a)(b) Series 2017-6A Class CRR1 6.83%, 01/25/2034 3-mo. SOFR + 2.51%	2,000,522
1,100,000	Trinitas XXII Ltd(a)(b) Series 2023-22A Class D1R 7.38%, 03/20/2038 3-mo. SOFR + 3.10%	1,113,039
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,272,377	Voya Ltd(a)(b) Series 2016-1A Class A1R 5.66%, 01/20/2031 3-mo. SOFR + 1.33%	$ 1,272,917
2,050,000	Warwick Capital Ltd(a)(b) Series 2023-1A Class AR 5.25%, 10/20/2038 3-mo. SOFR + 1.28%	2,050,896
950,000	Westlake Automobile Receivables Trust(a) Series 2025-2A Class A2A 4.66%, 09/15/2028	952,844
1,375,000	WF Card Issuance Trust Series 2025-A1 Class A 4.34%, 05/15/2030	1,389,863
		76,782,558
TOTAL ASSET-BACKED SECURITIES — 15.99% (Cost $77,218,027)		$77,394,113
CORPORATE BONDS AND NOTES
Basic Materials — 0.09%
215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	212,911
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	237,764
		450,675
Communications — 1.09%
425,000	AppLovin Corp 5.50%, 12/01/2034	438,705
	Expedia Group Inc
217,000	3.25%, 02/15/2030	207,332
68,000	2.95%, 03/15/2031	63,044
425,000	FactSet Research Systems Inc 2.90%, 03/01/2027	417,224
670,000	Netflix Inc 5.88%, 11/15/2028	706,510
1,610,000	Rogers Communications Inc 3.20%, 03/15/2027	1,587,040
	T-Mobile USA Inc
1,190,000	3.75%, 04/15/2027	1,182,925
230,000	3.38%, 04/15/2029	223,314
440,000	3.88%, 04/15/2030	431,459
		5,257,553
Consumer, Cyclical — 0.70%
	AutoNation Inc
345,000	4.50%, 10/01/2025	345,000
125,000	1.95%, 08/01/2028	117,247
290,000	Hyatt Hotels Corp 5.50%, 06/30/2034	296,797
	Las Vegas Sands Corp
490,000	5.63%, 06/15/2028	500,952
180,000	6.00%, 06/14/2030	187,442
310,000	Lennar Corp 4.75%, 11/29/2027	312,936

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 220,000	Lithia Motors Inc(a) 4.38%, 01/15/2031	$ 208,916
	Lowe's Cos Inc
425,000	1.70%, 09/15/2028	397,226
225,000	3.75%, 04/01/2032	215,222
	Marriott International Inc
500,000	5.00%, 10/15/2027	508,701
292,000	4.88%, 05/15/2029	297,670
		3,388,109
Consumer, Non-Cyclical — 3.41%
166,000	AbbVie Inc 3.20%, 11/21/2029	160,148
110,000	Adventist Health System 2.95%, 03/01/2029	103,806
450,000	Alcon Finance Corp(a) 3.00%, 09/23/2029	428,863
675,000	Banner Health(d) 2.34%, 01/01/2030	626,015
655,000	BAT Capital Corp(d) 6.00%, 02/20/2034	699,688
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	217,211
925,000	Becton Dickinson & Co 3.70%, 06/06/2027	918,759
275,000	Bristol-Myers Squibb Co 2.95%, 03/15/2032	252,522
327,000	Cardinal Health Inc 5.13%, 02/15/2029	336,368
	Constellation Brands Inc
925,000	3.70%, 12/06/2026	920,042
64,000	4.75%, 05/09/2032	64,344
125,000	CSL Finance PLC(a) 3.85%, 04/27/2027	124,604
	CVS Health Corp
151,000	3.25%, 08/15/2029	144,756
225,000	1.88%, 02/28/2031	195,551
	GE HealthCare Technologies Inc
820,000	5.65%, 11/15/2027	845,127
144,000	5.86%, 03/15/2030	152,568
950,000	Haleon US Capital LLC 3.38%, 03/24/2027	940,134
	HCA Inc
200,000	5.63%, 09/01/2028	206,366
475,000	5.45%, 04/01/2031	493,753
580,000	J M Smucker Co 5.90%, 11/15/2028	609,244
230,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.75%, 12/01/2031	217,280
1,355,000	JDE Peet's NV(a) 1.38%, 01/15/2027	1,303,609
800,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	804,584
	Mars Inc(a)
1,200,000	4.80%, 03/01/2030	1,222,533
1,050,000	5.00%, 03/01/2032	1,074,221
1,425,000	5.20%, 03/01/2035	1,456,545
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 225,000	Pilgrim's Pride Corp 4.25%, 04/15/2031	$ 217,472
235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	231,758
255,000	Rush Obligated Group 3.92%, 11/15/2029	251,368
	Solventum Corp
357,000	5.40%, 03/01/2029	368,421
460,000	5.60%, 03/23/2034	478,920
218,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	198,630
130,000	Sutter Health 2.29%, 08/15/2030	118,921
100,000	UnitedHealth Group Inc 4.20%, 05/15/2032	98,572
		16,482,703
Energy — 1.19%
	Cheniere Energy Partners LP
220,000	4.50%, 10/01/2029	219,295
245,000	5.95%, 06/30/2033	259,357
745,000	Columbia Pipelines Operating Co LLC(a) 6.04%, 11/15/2033	794,942
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	214,502
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	998,678
325,000	5.50%, 06/01/2027	330,636
1,050,000	MPLX LP 1.75%, 03/01/2026	1,038,990
350,000	Raizen Fuels Finance SA(a) 6.70%, 02/25/2037	340,156
930,000	Reliance Industries Ltd(a) 2.88%, 01/12/2032	844,525
710,000	Saudi Arabian Oil Co(a) 5.25%, 07/17/2034	730,301
		5,771,382
Financial — 3.09%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,175,000	2.45%, 10/29/2026	1,154,420
235,000	3.00%, 10/29/2028	226,468
250,000	3.30%, 01/30/2032	230,223
375,000	Air Lease Corp 2.88%, 01/15/2026	373,343
550,000	Ally Financial Inc 7.10%, 11/15/2027	578,836
325,000	Aviation Capital Group LLC(a) 1.95%, 01/30/2026	322,127
295,000	Avolon Holdings Funding Ltd(a) 6.38%, 05/04/2028	307,720
200,000	Banco Santander SA 2.75%, 12/03/2030	181,493
	Bank of America Corp
804,000	5.20%, 04/25/2029	824,151

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 900,000	5.51%, 01/24/2036	$ 940,781
	Bank of New York Mellon Corp
75,000	4.60%, 07/26/2030	76,219
200,000	5.83%, 10/25/2033	215,410
200,000	Blackstone Private Credit Fund(d) 6.00%, 01/29/2032	206,375
350,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	358,639
625,000	BNP Paribas SA(a) 1.32%, 01/13/2027	619,293
950,000	BPCE SA(a) 1.65%, 10/06/2026	949,616
464,000	Chubb Corp 6.80%, 11/15/2031	521,092
590,000	Citigroup Inc 6.02%, 01/24/2036	618,075
950,000	Crown Castle Inc REIT 3.65%, 09/01/2027	940,127
375,000	Deutsche Bank AG 2.13%, 11/24/2026	373,627
411,000	Fifth Third Bancorp 4.77%, 07/28/2030	415,620
224,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	199,315
450,000	ING Groep NV 4.02%, 03/28/2028	448,659
300,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	283,231
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	229,815
589,000	Morgan Stanley 5.16%, 04/20/2029	602,919
235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	224,126
165,000	Truist Financial Corp 6.05%, 06/08/2027	166,915
445,000	US Bancorp 5.78%, 06/12/2029	463,123
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	1,873,525
		14,925,283
Industrial — 1.67%
235,000	Atkore Inc(a) 4.25%, 06/01/2031	219,016
300,000	Berry Global Inc 1.57%, 01/15/2026	297,416
	Boeing Co
801,000	6.30%, 05/01/2029	850,059
29,000	2.95%, 02/01/2030	27,303
240,000	5.15%, 05/01/2030	246,277
459,000	8.75%, 09/15/2031	548,296
445,000	6.53%, 05/01/2034	491,932
235,000	Hillenbrand Inc(d) 3.75%, 03/01/2031	221,523
335,000	IDEX Corp 2.63%, 06/15/2031	303,271
Principal Amount		Fair Value
Industrial — (continued)
$ 150,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	$ 152,736
1,190,000	Mexico City Airport Trust(d) 3.88%, 04/30/2028	1,162,469
230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	221,487
25,000	Nature Conservancy 1.30%, 07/01/2028	22,855
235,000	Owens Corning 3.50%, 02/15/2030	226,701
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
1,075,000	4.40%, 07/01/2027	1,077,721
367,000	5.25%, 07/01/2029	377,379
275,000	Republic Services Inc 4.88%, 04/01/2029	281,866
661,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.70%, 07/25/2033	690,843
	Waste Management Inc
456,000	4.95%, 07/03/2031	471,453
200,000	4.15%, 04/15/2032	197,867
		8,088,470
Technology — 1.97%
	Broadcom Inc(a)
885,000	2.45%, 02/15/2031	804,919
340,000	4.15%, 04/15/2032	333,426
250,000	3.47%, 04/15/2034	228,150
688,000	3.14%, 11/15/2035	595,234
296,000	Constellation Software Inc(a) 5.16%, 02/16/2029	302,276
	Dell International LLC / EMC Corp
625,000	6.02%, 06/15/2026	630,041
150,000	5.30%, 10/01/2029	154,891
25,000	6.20%, 07/15/2030	26,817
210,000	Fair Isaac Corp(a) 5.25%, 05/15/2026	209,969
644,000	HP Inc 4.00%, 04/15/2029	637,356
210,000	Intel Corp 5.15%, 02/21/2034	212,917
	MSCI Inc(a)
585,000	4.00%, 11/15/2029	571,545
225,000	3.63%, 09/01/2030	214,753
105,000	NXP BV / NXP Funding LLC / NXP USA Inc 5.00%, 01/15/2033	106,379
	Oracle Corp
475,000	4.50%, 05/06/2028	478,504
104,000	2.95%, 04/01/2030	97,992
700,000	5.25%, 02/03/2032	721,663
1,000,000	6.25%, 11/09/2032	1,086,697
537,000	4.90%, 02/06/2033	541,859
	Synopsys Inc
437,000	5.00%, 04/01/2032	446,569
314,000	5.15%, 04/01/2035	319,418

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 400,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	$ 396,813
	Workday Inc
250,000	3.50%, 04/01/2027	247,784
175,000	3.80%, 04/01/2032	167,103
		9,533,075
Utilities — 0.19%
475,000	NiSource Inc 5.25%, 03/30/2028	487,330
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	219,288
230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	229,239
		935,857
TOTAL CORPORATE BONDS AND NOTES — 13.40% (Cost $64,887,690)		$64,833,107
FOREIGN GOVERNMENT BONDS AND NOTES
1,340,000	Eagle Funding Luxco SARL(a) 5.50%, 08/17/2030	1,359,510
856,000	Romanian Government International Bond 3.00%, 02/14/2031	760,106
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.44% (Cost $2,214,749)		$2,119,616
MORTGAGE-BACKED SECURITIES
Non-Agency — 10.76%
	BANK
	Series 2017-BNK5 Class A5
1,600,000	3.39%, 06/15/2060	1,578,666
	Series 2024-BNK48 Class A5
1,125,000	5.05%, 10/15/2057	1,144,983
	Series 2025-BNK50 Class A5
650,000	5.65%, 05/15/2068(e)	688,554
	BANK5
	Series 2024-5YR10 Class A3
800,000	5.30%, 10/15/2057	824,473
	Series 2024-5YR10 Class AS
300,000	5.64%, 10/15/2057	307,102
	Series 2024-5YR11 Class A3
900,000	5.89%, 11/15/2057	946,598
	Series 2024-5YR11 Class AS
425,000	6.14%, 11/15/2057	443,053
	Series 2024-5YR7 Class A3
825,000	5.77%, 06/15/2057	861,028
	Series 2025-5YR13 Class AS
675,000	6.10%, 01/15/2058(e)	704,329
	Series 2025-5YR15 Class A3
800,000	5.45%, 07/15/2058	831,200
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2025-5YR16 Class AS
$ 850,000	5.75%, 08/15/2063(e)	$ 876,485
	Series 2025-5YR17 Class A3
1,050,000	5.23%, 11/15/2058	1,083,144
	Barclays Commercial Mortgage Securities Trust
	Series 2018-TALL Class A
1,050,000	5.07%, 03/15/2037(a)(b) 1-mo. SOFR + 0.92%	994,919
	Series 2019-C3 Class C
564,000	4.18%, 05/15/2052	499,110
	Series 2024-C24 Class A5
550,000	5.42%, 02/15/2057	574,197
	Series 2025-5C36 Class A3
900,000	5.52%, 08/15/2058	939,464
600,000	Benchmark Mortgage Trust Series 2020-B22 Class A5 1.97%, 01/15/2054	523,143
1,200,000	BFLD Commercial Mortgage Trust(a)(b) Series 2024-UNIV Class A 5.64%, 11/15/2041 1-mo. SOFR + 1.49%	1,202,625
782,783	BLP Commercial Mortgage Trust(a)(b) Series 2024-IND2 Class A 5.49%, 03/15/2041 1-mo. SOFR + 1.34%	784,250
950,000	BMO Mortgage Trust(e) Series 2024-5C4 Class A3 6.53%, 05/15/2057	1,011,682
700,000	BPR Trust(a)(e) Series 2024-PMDW Class A 5.36%, 11/05/2041	712,651
	BX Trust(a)
	Series 2024-BIO Class A
1,400,000	5.79%, 02/15/2041(b) 1-mo. SOFR + 1.64%	1,397,812
	Series 2024-PAT Class A
325,000	6.24%, 03/15/2041(b) 1-mo. SOFR + 2.09%	325,102
	Series 2024-VLT5 Class A
600,000	5.59%, 11/13/2046(e)	611,182
	Series 2025-BCAT Class A
1,437,427	5.53%, 08/15/2042(b) 1-mo. SOFR + 1.38%	1,438,775
	Series 2025-ROIC Class A
896,503	5.29%, 03/15/2030(b) 1-mo. SOFR + 1.14%	894,542
	Series 2025-TAIL Class A
1,150,000	5.55%, 06/15/2035(b) 1-mo. SOFR + 1.40%	1,148,203
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
175,000	6.00%, 02/25/2055	180,060
	Series 2024-3 Class A5A
300,000	5.50%, 02/25/2055	300,696
	Series 2024-3 Class A7
100,000	6.00%, 02/25/2055	101,561

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 693,159	CIM Trust(a)(c) Series 2025-I1 Class A2 5.91%, 10/25/2069	$ 701,034
663,408	Credit Suisse Mortgage Trust(a)(e) Series 2021-NQM6 Class A1 1.17%, 07/25/2066	568,958
500,000	DC Trust(a)(e) Series 2024-HLTN Class A 5.93%, 04/13/2040	505,464
1,000,000	Durst Commercial Mortgage Trust(a)(e) Series 2025-151 Class A 5.32%, 08/10/2042	1,017,622
950,000	Fashion Show Mall LLC(a)(e) Series 2024-SHOW Class A 5.27%, 10/10/2041	963,576
650,000	Houston Galleria Mall Trust(a)(e) Series 2025-HGLR Class A 5.64%, 02/05/2045	672,097
	Hudson Yards Mortgage Trust(a)(e)
	Series 2025-SPRL Class A
855,000	5.65%, 01/13/2040	883,555
	Series 2025-SPRL Class D
525,000	6.55%, 01/13/2040	545,930
750,000	IRV Trust(a)(e) Series 2025-200P Class A 5.47%, 03/14/2047	766,641
707,803	JPMorgan Chase Commercial Mortgage Securities Trust(a)(b) Series 2022-NLP Class B 5.51%, 04/15/2037 1-mo. SOFR + 1.36%	693,737
	JPMorgan Mortgage Trust(a)(e)
	Series 2021-LTV2 Class A1
661,397	2.52%, 05/25/2052	559,157
	Series 2024-1 Class A4
501,364	6.00%, 06/25/2054	505,987
	Series 2024-2 Class A5A
250,000	6.00%, 08/25/2054	256,628
1,150,000	KRE Commercial Mortgage Trust(a)(b) Series 2025-AIP4 Class A 5.45%, 03/15/2042 1-mo. SOFR + 1.30%	1,148,562
975,000	MAD Commercial Mortgage Trust(a)(e) Series 2025-11MD Class D 6.36%, 10/15/2042	974,467
36,959	MF1 Ltd(a)(b) Series 2021-FL6 Class A 5.35%, 07/16/2036 1-mo. SOFR + 1.21%	36,947
	Morgan Stanley Residential Mortgage Loan Trust(a)(c)
	Series 2025-DSC3 Class A1A
1,375,000	4.91%, 09/25/2070	1,373,156
	Series 2025-NQM4 Class A1A
1,521,342	5.59%, 06/25/2070	1,534,362
Principal Amount		Fair Value
Non-Agency — (continued)
	Onslow Bay Financial LLC(a)
	Series 2022-J2 Class A1
$ 504,298	3.50%, 08/25/2052(e)	$ 452,627
	Series 2024-NQM2 Class A1
804,034	5.88%, 12/25/2063(c)	810,586
	Series 2025-NQM11 Class A1A
1,165,376	5.42%, 05/25/2065(c)	1,174,970
	ROCC Trust(a)
	Series 2024-CNTR Class A
900,000	5.39%, 11/13/2041	927,284
	Series 2024-CNTR Class D
750,000	7.11%, 11/13/2041	782,345
350,000	TEXAS Commercial Mortgage Trust(a)(b) Series 2025-TWR Class C 6.29%, 04/15/2042 1-mo. SOFR + 2.14%	348,689
1,600,000	TPG Trust(a)(b) Series 2024-WLSC Class A 6.28%, 11/15/2029 1-mo. SOFR + 2.13%	1,603,110
	Verus Securitization Trust(a)
	Series 2021-8 Class A1
69,582	1.82%, 11/25/2066(e)	64,403
	Series 2022-1 Class A3
622,769	3.29%, 01/25/2067(e)	569,788
	Series 2025-1 Class A1A
1,445,527	5.62%, 01/25/2070(c)	1,458,789
	Series 2025-INV1 Class A1
727,820	5.55%, 02/25/2070(c)	736,214
1,100,000	VTR Commercial Mortgage Trust(a)(e) Series 2025-STEM Class A 5.20%, 10/13/2041	1,100,000
1,050,000	WB Commercial Mortgage Trust(a)(e) Series 2024-HQ Class B 6.63%, 03/15/2040	1,051,357
	Wells Fargo Commercial Mortgage Trust
	Series 2021-C59 Class A5
925,000	2.63%, 04/15/2054	831,074
	Series 2024-1CHI Class A
1,125,000	5.48%, 07/15/2035(a)(e)	1,135,300
	Series 2024-1CHI Class B
700,000	5.93%, 07/15/2035(a)(e)	705,085
	Series 2024-C63 Class A5
660,000	5.31%, 08/15/2057	683,560
		52,072,650
U.S. Government Agency — 0.63%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
206,000	6.01%, 12/25/2041 1-mo. SOFR + 1.65%	206,933
	Series 2022-R05 Class 2M1
39,461	6.26%, 04/25/2042 1-mo. SOFR + 1.90%	39,547

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2022-R05 Class 2M2
$ 165,000	7.36%, 04/25/2042 1-mo. SOFR + 3.00%	$ 169,413
	Series 2024-R01 Class 1M2
300,000	6.16%, 01/25/2044 1-mo. SOFR + 1.80%	302,448
	Series 2024-R03 Class 2B1
275,000	7.16%, 03/25/2044 1-mo. SOFR + 2.80%	284,243
	Series 2024-R03 Class 2M2
175,000	6.31%, 03/25/2044 1-mo. SOFR + 1.95%	176,320
	Series 2024-R04 Class 1M2
300,000	6.01%, 05/25/2044 1-mo. SOFR + 1.65%	300,564
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
47,875	6.01%, 01/25/2034 1-mo. SOFR + 1.65%	48,024
	Series 2025-DNA3 Class A1
1,530,000	5.32%, 09/25/2045 1-mo. SOFR + 0.95%	1,530,956
		3,058,448
TOTAL MORTGAGE-BACKED SECURITIES — 11.39% (Cost $54,846,266)		$55,131,098
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
9,524,654(f)	2.13%, 04/15/2029	9,831,672
67,593,830(f)	1.63%, 04/15/2030	68,632,422
22,827,435(f)	0.13%, 07/15/2031	21,316,830
38,910,369(f)	0.13%, 01/15/2032	35,826,694
37,019,741(f)	1.88%, 07/15/2034	37,559,152
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 44,679,704(f)	2.13%, 01/15/2035	$ 45,997,599
43,258,860(f)	1.88%, 07/15/2035	43,548,489
793,306(f)	1.50%, 02/15/2053	634,658
TOTAL U.S. TREASURY BONDS AND NOTES — 54.42% (Cost $261,290,409)		$263,347,516
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
439,819	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 4.09%(h)	439,819
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.09% (Cost $439,819)		$439,819
Principal Amount
SHORT TERM INVESTMENTS
Certificate of Deposit — 0.48%
$2,291,000	National Bank of Kuwait 4.48%, 12/02/2025	2,292,434
TOTAL SHORT TERM INVESTMENTS — 0.48% (Cost $2,290,967)		$2,292,434
TOTAL INVESTMENTS — 96.21% (Cost $463,187,927)		$465,557,703
OTHER ASSETS & LIABILITIES, NET — 3.79%		$18,362,022
TOTAL NET ASSETS — 100.00%		$483,919,725

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of 144A securities was $120,933,676, representing 24.99% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2025.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2025. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of September 30, 2025.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of September 30, 2025.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	103	USD	11,588	Dec 2025	$(28,799)
U.S. 2 Year Treasury Note Futures	882	USD	183,807	Dec 2025	15,803
U.S. 5 Year Treasury Note Futures	343	USD	37,454	Dec 2025	(26,268)
U.S. Long Bond Futures	17	USD	1,982	Dec 2025	10,558
Short
U.S. 10 Year Treasury Ultra Futures	241	USD	27,734	Dec 2025	(236,859)
U.S. Ultra Bond Futures	63	USD	7,564	Dec 2025	(20,400)
				Net Depreciation	$(285,965)
As of September 30, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annually	3.06%	Annually	USD	19,080	08/31/2027	$14,820	$(242)	$15,061
1-day SOFR	Annually	3.29%	Annually	USD	33,720	09/15/2027	15,381	(21,589)	36,971
3.37%	Annually	1-day SOFR	Annually	USD	106,440	06/23/2028	177,444	(11,824)	189,268
3.50%	Annually	1-day SOFR	Annually	USD	1,560	12/17/2028	9,588	14,679	(5,091)
1-day SOFR	Annually	3.25%	Annually	USD	16,900	02/28/2030	47,833	(43,395)	91,228
1-day SOFR	Annually	3.60%	Annually	USD	111,840	06/23/2030	(372,303)	(84,494)	(287,809)
1-day SOFR	Annually	3.53%	Annually	USD	5,300	07/15/2030	(26,317)	(8,996)	(17,321)
3.37%	Annually	1-day SOFR	Annually	USD	8,100	11/06/2030	1,795	(3,368)	5,163
3.38%	Annually	1-day SOFR	Annually	USD	27,110	08/31/2031	2,316	56,966	(54,650)
3.85%	Annually	1-day SOFR	Annually	USD	9,620	05/21/2032	154,203	99,301	54,902
1-day SOFR	Annually	3.75%	Annually	USD	3,170	12/17/2032	(52,544)	(80,098)	27,554
4.10%	Annually	1-day SOFR	Annually	USD	27,260	06/24/2035	160,135	25,203	134,933
1-day SOFR	Annually	3.81%	Annually	USD	14,920	08/31/2036	(119,185)	(111,779)	(7,407)
4.57%	Annually	1-day SOFR	Annually	USD	30,130	07/16/2040	102,889	(13,050)	115,939
1-day SOFR	Annually	4.21%	Annually	USD	6,330	05/21/2055	(6,991)	(410)	(6,581)
1-day SOFR	Annually	3.85%	Annually	USD	23,260	07/17/2055	(19,407)	38,500	(57,907)
1-day SOFR	Annually	3.98%	Annually	USD	2,160	11/06/2055	(17,102)	(17,707)	605
							$72,555	$(162,303)	$234,858
As of September 30, 2025, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	3.39%	At Maturity	USD	42,100	06/23/2026	$153,816	$(48,529)	$202,345
CPI-U	At Maturity	2.45%	At Maturity	USD	81,413	07/19/2028	1,466,988	528,579	938,409
CPI-U	At Maturity	2.59%	At Maturity	USD	24,560	12/12/2029	345,100	222,878	122,222
CPI-U	At Maturity	2.57%	At Maturity	USD	15,720	11/28/2032	205,476	169,999	35,477
							$2,171,380	$872,927	$1,298,453
Abbreviations
CPI-U	United States of America Consumer Price Index
SOFR	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 12.49%
	AASET Trust(b)
	Series 2024-2A Class A
1,083,447	5.93%, 09/16/2049	$ 1,104,805
	Series 2025-1A Class A
430,569	5.94%, 02/16/2050	439,889
1,428,287	ACM Auto Trust(b) Series 2025-3A Class A 5.01%, 01/22/2030	1,421,820
	Affirm Asset Securitization Trust(b)
	Series 2024-A Class 1D
100,000	6.89%, 02/15/2029	100,593
	Series 2024-A Class B
330,000	5.93%, 02/15/2029	331,360
	Series 2024-X2 Class A
50,468	5.22%, 12/17/2029	50,513
	Series 2024-X2 Class D
140,000	6.08%, 12/17/2029	141,390
1,640,000	Affirm Master Trust Series(b) Series 2025-3A Class A 4.45%, 10/16/2034	1,638,050
572,368	ALTDE Trust(b) Series 2025-1A Class A 5.90%, 08/15/2050	585,780
	American Credit Acceptance Receivables Trust(b)
	Series 2023-4 Class D
500,000	7.65%, 09/12/2030	518,685
	Series 2024-4 Class D
200,000	5.34%, 08/12/2031	201,579
	Series 2025-1 Class C
1,650,000	5.09%, 08/12/2031	1,663,480
	Series 2025-1 Class D
300,000	5.54%, 08/12/2031	303,791
	AMSR Trust(b)
	Series 2021-SFR2 Class C
1,992,879	1.88%, 08/17/2038	1,938,916
	Series 2021-SFR3 Class D
520,000	2.18%, 10/17/2038	505,009
	Applebee's Funding LLC / IHOP Funding LLC(b)
	Series 2023-1A Class A2
1,854,000	7.82%, 03/05/2053	1,886,264
	Series 2025-1A Class A2
1,965,000	6.72%, 06/07/2055	1,965,109
	Aqua Finance Trust(b)
	Series 2019-A Class A
91,709	3.14%, 07/16/2040	89,461
	Series 2019-A Class C
501,369	4.01%, 07/16/2040	491,685
	Arivo Acceptance Auto Loan Receivables Trust(b)
	Series 2022-1A Class B
1,300,000	4.77%, 06/15/2028	1,300,661
	Series 2025-1A Class A2
1,370,000	4.92%, 05/15/2029	1,371,289
Principal Amount(a)		Fair Value
Non-Agency — (continued)
178,984	Ascent Education Funding Trust(b) Series 2024-A Class A 6.14%, 10/25/2050	$ 183,503
1,282,000	Auxilior Term Funding LLC(b) Series 2024-1A Class B 5.69%, 07/15/2031	1,315,005
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2020-2A Class A
412,500	2.02%, 02/20/2027	410,301
	Series 2020-2A Class C
120,833	4.25%, 02/20/2027	120,680
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	155,377
	Series 2023-1A Class D
225,000	7.59%, 04/20/2029	231,647
	Series 2023-2A Class C
1,523,000	6.18%, 10/20/2027	1,539,463
	Series 2023-2A Class D
255,000	7.26%, 10/20/2027	257,866
	Series 2023-3A Class A
385,000	5.44%, 02/22/2028	390,599
	Series 2023-3A Class D
255,000	7.32%, 02/20/2028	258,965
	Series 2023-4A Class D
150,000	7.31%, 06/20/2029	153,586
	Series 2023-5A Class D
250,000	7.35%, 04/20/2028	254,690
	Series 2023-8A Class C
110,000	7.34%, 02/20/2030	116,772
	Series 2024-1A Class C
100,000	6.48%, 06/20/2030	103,783
	Series 2024-2A Class D
1,444,000	7.43%, 10/20/2028	1,476,546
1,080,000	Benefit Street Partners XXVIII Ltd(b)(c) Series 2022-28A Class BR 6.03%, 10/20/2037 3-mo. SOFR + 1.70%	1,083,481
470,000	Benefit Street Partners XXXVII Ltd(b)(c) Series 2024-37A Class B 5.97%, 01/25/2038 3-mo. SOFR + 1.65%	471,434
	BHG Securitization Trust(b)
	Series 2022-A Class B
304,897	2.70%, 02/20/2035	302,662
	Series 2023-B Class B
343,379	7.45%, 12/17/2036	358,858
	Series 2024-1CON Class A
408,474	5.81%, 04/17/2035	419,314
	Series 2024-1CON Class B
163,950	6.49%, 04/17/2035	168,453
	Series 2024-1CON Class C
100,000	6.86%, 04/17/2035	102,562

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-1CON Class B
162,829	5.26%, 04/17/2036	$ 164,553
455,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 5.73%, 10/22/2037 3-mo. SOFR + 1.40%	456,441
1,330,000	Bojangles Issuer LLC(b) Series 2024-1A Class A2 6.58%, 11/20/2054	1,348,592
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
910,000	7.84%, 08/15/2029	955,545
	Series 2024-2 Class D
730,000	6.30%, 02/15/2030	749,126
406,150	BXG Receivables Note Trust(b) Series 2023-A Class A 5.77%, 11/15/2038	413,870
263,350	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	251,108
	CarMax Auto Owner Trust
	Series 2022-1 Class D
100,000	2.47%, 07/17/2028	98,935
	Series 2023-4 Class D
100,000	7.16%, 04/15/2030	104,562
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	102,590
1,000,000	Carmax Select Receivables Trust Series 2025-B Class D 5.33%, 07/15/2031	997,925
	Carvana Auto Receivables Trust
	Series 2020-P1 Class C
904,698	1.32%, 11/09/2026	900,519
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	130,697
	Series 2023-N1 Class D
920,000	6.69%, 07/10/2029(b)	940,995
	Series 2023-N4 Class D
100,000	7.22%, 02/11/2030(b)	104,150
	Series 2024-N1 Class D
100,000	6.30%, 05/10/2030(b)	102,583
	Series 2024-N3 Class D
300,000	5.38%, 12/10/2030(b)	300,634
	Castlelake Aircraft Securitization Trust(b)
	Series 2018-1 Class B
176,351	5.30%, 06/15/2043	161,571
	Series 2019-1A Class A
152,230	3.97%, 04/15/2039	148,426
	Series 2025-1A Class A
1,168,918	5.78%, 02/15/2050	1,186,936
193,836	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	194,859
Principal Amount(a)		Fair Value
Non-Agency — (continued)
206,332	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	$ 193,666
541,620	CLI Funding VIII LLC(b) Series 2025-R Class A 6.61%, 06/21/2050	536,852
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
50,827	2.92%, 07/25/2051	48,138
	Series 2021-C Class D
70,991	4.11%, 07/26/2055	67,816
	Series 2024-B Class A1A
1,055,618	5.69%, 08/25/2054	1,083,740
	Series 2024-B Class B
100,000	6.08%, 08/25/2054	103,162
72,922	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	66,707
545,000	Compass Datacenters Issuer II LLC(b) Series 2025-1A Class A1 5.32%, 05/25/2050	551,814
	Compass Datacenters Issuer III LLC(b)
	Series 2025-1A Class A2
530,000	5.66%, 02/25/2050	541,266
	Series 2025-1A Class A3
200,000	5.85%, 02/25/2050	202,015
	COOPR Residential Mortgage Trust(b)(d)
	Series 2025-CES2 Class A1A
758,678	5.50%, 06/25/2060	765,911
	Series 2025-CES3 Class A1A
1,920,000	4.84%, 09/25/2060	1,920,000
	CoreVest American Finance Trust(b)
	Series 2019-3 Class A
26,448	2.71%, 10/15/2052	26,347
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	138,574
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	221,611
	Series 2020-2 Class C
100,000	4.70%, 05/15/2052(e)	99,131
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	95,411
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	94,480
1,050,000	CPS Auto Receivables Trust(b) Series 2023-D Class C 7.17%, 01/15/2030	1,065,668
	Credit Acceptance Auto Loan Trust(b)
	Series 2024-1A Class C
170,000	6.71%, 07/17/2034	174,951

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-2A Class C
235,000	6.70%, 10/16/2034	$ 243,478
	Series 2024-3A Class C
215,000	5.39%, 01/16/2035	217,283
	CyrusOne Data Centers Issuer I LLC(b)
	Series 2024-3A Class A2
415,000	4.65%, 05/20/2049	403,108
	Series 2025-1A Class A2
100,000	5.91%, 02/20/2050	102,166
1,335,000	DataBank Issuer II LLC(b) Series 2024-5A Class D1 5.18%, 09/27/2055	1,336,701
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
324,300	4.12%, 07/25/2047	322,144
	Series 2018-1A Class A2II
66,325	4.33%, 07/25/2048	66,151
	DT Auto Owner Trust(b)
	Series 2022-1A Class D
302,643	3.40%, 12/15/2027	301,590
	Series 2023-1A Class D
1,091,000	6.44%, 11/15/2028	1,109,106
	Series 2023-3A Class C
570,000	6.40%, 05/15/2029	577,360
	Series 2023-3A Class D
325,000	7.12%, 05/15/2029	337,063
76,942	Education Funding Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	73,759
26,042	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	24,803
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
89,807	2.54%, 03/25/2044	84,635
	Series 2021-A Class B
53,117	2.09%, 12/26/2046(e)	44,278
1,236,097	Ellington Financial Mortgage Trust(b)(d) Series 2025-CES4 Class A1 5.43%, 06/25/2060	1,245,521
285,239	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	266,553
130,613	EWC Master Issuer LLC(b) Series 2022-1A Class A2 5.50%, 03/15/2052	128,963
	Exeter Automobile Receivables Trust
	Series 2022-6A Class C
65,242	6.32%, 05/15/2028	65,510
	Series 2023-2A Class D
205,000	6.32%, 08/15/2029	210,451
	Series 2023-3A Class D
1,180,000	6.68%, 04/16/2029	1,207,371
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-5A Class D
655,000	7.13%, 02/15/2030	$ 680,960
	Series 2024-5A Class D
300,000	5.06%, 02/18/2031	301,732
	Series 2025-1A Class D
575,000	5.49%, 05/15/2031	584,368
787,200	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 5.75%, 04/25/2051	472,367
1,230,000	First Help Financial LLC(b) Series 2024-3A Class C 5.43%, 03/17/2031	1,216,792
	First Investors Auto Owner Trust(b)
	Series 2022-1A Class D
200,000	3.79%, 06/15/2028	197,879
	Series 2022-2A Class D
145,000	8.71%, 10/16/2028	149,867
	FirstKey Homes Trust(b)
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	771,257
	Series 2021-SFR1 Class D
505,000	2.19%, 08/17/2038	492,611
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	327,049
	Series 2021-SFR2 Class E1
180,000	2.26%, 09/17/2038	174,645
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	135,632
	Series 2022-SFR2 Class D
205,000	4.50%, 07/17/2039	201,591
1,637,625	Five Guys Holdings Inc(b) Series 2023-1A Class A2 7.55%, 01/26/2054	1,703,337
	Flagship Credit Auto Trust(b)
	Series 2020-4 Class D
73,901	2.18%, 02/16/2027	73,601
	Series 2021-2 Class D
210,000	1.59%, 06/15/2027	207,025
	Series 2024-3 Class B
941,000	5.35%, 07/16/2029	934,082
245,625	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	260,983
175,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	177,090
	Foundation Finance Trust(b)
	Series 2023-2A Class A
534,012	6.53%, 06/15/2049	557,453
	Series 2023-2A Class B
90,419	6.97%, 06/15/2049	94,480
	Series 2024-2A Class D
90,476	6.59%, 03/15/2050	91,622
	Series 2025-1A Class B
565,000	5.26%, 04/15/2050	571,828

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-1A Class D
400,000	6.09%, 04/15/2050	$ 399,993
	Series 2025-2A Class D
405,000	5.68%, 04/15/2052	407,180
	Freedom Financial Trust(b)
	Series 2021-3FP Class D
14,723	2.37%, 11/20/2028	14,704
	Series 2022-1FP Class D
30,867	3.35%, 03/19/2029	30,761
	Frontier Issuer LLC(b)
	Series 2023-1 Class A2
1,275,000	6.60%, 08/20/2053	1,294,875
	Series 2023-1 Class C
480,000	11.50%, 08/20/2053	500,280
	Series 2024-1 Class C
730,000	11.16%, 06/20/2054	819,104
1,094,728	GITSIT Mortgage Loan Trust(b)(d) Series 2025-NPL1 Class A1 6.28%, 02/25/2055	1,097,701
1,025,000	Global SC Finance X Ltd(b) Series 2025-1H Class A 6.17%, 09/20/2045	1,025,000
	GLS Auto Receivables Issuer Trust(b)
	Series 2021-3A Class E
1,445,000	3.20%, 10/16/2028	1,424,615
	Series 2022-2A Class D
751,061	6.15%, 04/17/2028	756,674
	Series 2023-2A Class D
155,000	6.31%, 03/15/2029	158,677
	Series 2023-4A Class D
300,000	7.18%, 08/15/2029	310,962
	Series 2024-1A Class D
200,000	5.95%, 12/17/2029	204,775
	Series 2024-2A Class D
230,000	6.19%, 02/15/2030	237,265
	Series 2024-3A Class C
1,300,000	5.21%, 02/18/2031	1,315,708
	Series 2025-2A Class D
130,000	5.59%, 01/15/2031	132,338
	GLS Auto Select Receivables Trust(b)
	Series 2023-1A Class B
900,000	6.09%, 03/15/2029	920,952
	Series 2023-2A Class A3
842,000	6.38%, 02/15/2029	859,691
	Series 2024-2A Class C
80,000	5.93%, 06/17/2030	82,301
	Series 2024-4A Class D
100,000	5.28%, 10/15/2031	101,733
	Series 2025-1A Class C
50,000	5.26%, 03/15/2031	50,863
	Series 2025-1A Class D
50,000	5.74%, 04/15/2032	51,018
	Series 2025-3A Class C
170,000	4.94%, 09/15/2031	171,043
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,515,000	GoldenTree Loan Management US Ltd(b)(c) Series 2021-9A Class AR 5.83%, 04/20/2037 3-mo. SOFR + 1.50%	$ 1,521,324
160,407	GoodLeap Home Improvement Solutions Trust(b) Series 2024-1A Class A 5.35%, 10/20/2046	162,503
1,881,350	Hardee's Funding LLC(b) Series 2024-1A Class A2 7.25%, 03/20/2054	1,948,305
	Hertz Vehicle Financing III LLC(b)
	Series 2023-1A Class D2
255,000	9.13%, 06/25/2027	258,496
	Series 2025-3A Class C
630,000	6.13%, 12/26/2029	634,998
	Hilton Grand Vacations Trust(b)
	Series 2022-2A Class C
385,792	5.57%, 01/25/2037	388,837
	Series 2024-1B Class C
25,530	6.62%, 09/15/2039	26,140
	Series 2024-1B Class D
602,083	8.85%, 09/15/2039	619,724
	Series 2025-1A Class C
98,746	5.52%, 05/27/2042	99,716
	HIN Timeshare Trust(b)
	Series 2020-A Class C
190,333	3.42%, 10/09/2039	186,483
	Series 2024-A Class A
48,437	5.49%, 03/15/2043	49,297
	Home Partners of America Trust(b)
	Series 2019-1 Class D
152,436	3.41%, 09/17/2039	148,816
	Series 2019-2 Class D
123,640	3.12%, 10/19/2039	119,968
	Series 2021-1 Class E
82,493	2.58%, 09/17/2041	72,082
152,879	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	148,674
100,000	HPEFS Equipment Trust(b) Series 2023-2A Class D 6.97%, 07/21/2031	101,560
100,000	Island Finance Trust(b) Series 2025-1A Class A 6.54%, 03/19/2035	101,610
286,500	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	284,000
	Jersey Mike's Funding LLC(b)
	Series 2019-1A Class A2
631,385	4.43%, 02/15/2050	630,535
	Series 2024-1A Class A2
1,089,525	5.64%, 02/15/2055	1,110,313

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
439,289	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	$ 436,078
1,473,497	JPMorgan Mortgage Trust(b)(e) Series 2025-CES2 Class A1 5.59%, 06/25/2055	1,486,315
	Kapitus Asset Securitization IV LLC(b)
	Series 2024-1A Class 1A
150,000	5.49%, 09/10/2031	150,677
	Series 2024-1A Class A
395,000	5.49%, 09/10/2031	396,783
60,459	KDAC Aviation Finance Ltd(b) Series 2017-1A Class A 4.21%, 12/15/2042	60,008
192,864	Labrador Aviation Finance Ltd(b) Series 2016-1A Class A1 4.30%, 01/15/2042	188,035
	LAD Auto Receivables Trust(b)
	Series 2022-1A Class A
18,408	5.21%, 06/15/2027	18,413
	Series 2023-1A Class D
1,100,000	7.30%, 06/17/2030	1,121,264
	Series 2023-2A Class D
710,000	6.30%, 02/15/2031	725,686
	Series 2023-4A Class C
1,244,000	6.76%, 03/15/2029	1,284,620
	Series 2023-4A Class D
75,000	7.37%, 04/15/2031	78,460
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	102,282
	Series 2024-3A Class C
100,000	4.93%, 03/15/2030	101,016
	Series 2024-3A Class D
100,000	5.18%, 02/17/2032	101,274
	Series 2025-1A Class D
1,255,000	5.52%, 05/17/2032	1,283,126
119,064	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	111,082
118,591	Lendbuzz Securitization Trust(b) Series 2022-1A Class A 4.22%, 05/17/2027	118,427
1,270,000	Libra Solutions LLC(b) Series 2024-1A Class A 5.88%, 09/30/2038	1,267,607
208,516	MAPS Ltd(b) Series 2021-1A Class A 2.52%, 06/15/2046	199,422
	Mariner Finance Issuance Trust(b)
	Series 2024-AA Class D
100,000	6.77%, 09/22/2036	102,627
	Series 2025-AA Class A
1,635,000	4.98%, 05/20/2038	1,652,957
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Marlette Funding Trust(b)
	Series 2023-4A Class B
450,000	8.15%, 12/15/2033	$ 466,055
	Series 2024-1A Class B
114,008	6.07%, 07/17/2034	114,742
	Series 2024-1A Class D
425,000	6.93%, 07/17/2034	437,305
	Merchants Fleet Funding LLC(b)
	Series 2023-1A Class A
745,070	7.21%, 05/20/2036	749,572
	Series 2023-1A Class D
220,000	8.20%, 05/20/2036	223,444
725,000	Mercury Financial Credit Card Master Trust(b) Series 2024-2A Class A 6.56%, 07/20/2029	730,679
	MetroNet Infrastructure Issuer LLC(b)
	Series 2025-2A Class A2
1,700,000	5.40%, 08/20/2055	1,725,589
	Series 2025-2A Class B
730,000	5.59%, 08/20/2055	735,383
	Mission Lane Credit Card Master Trust(b)
	Series 2024-A Class B
415,000	6.59%, 08/15/2029	418,062
	Series 2024-B Class A
535,000	5.88%, 01/15/2030	540,244
	Series 2025-A Class A
485,000	5.80%, 05/15/2030	490,660
208,224	Momnt Technologies Trust(b) Series 2023-1A Class A 6.92%, 03/20/2045	208,499
1,083,711	MPOWER Education Trust(b) Series 2025-A Class A 6.62%, 07/21/2042	1,094,748
	MVW Owner Trust(b)
	Series 2021-2A Class C
186,242	2.23%, 05/20/2039	176,480
	Series 2024-1A Class A
850,649	5.32%, 02/20/2043	868,172
	Navient Student Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	90,064
	Series 2020-HA Class A
19,431	1.31%, 01/15/2069	18,389
	Series 2021-A Class A
94,445	0.84%, 05/15/2069	86,402
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	83,157
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	191,863
	Series 2023-BA Class B
245,000	7.23%, 03/15/2072	266,059
1,860,000	NBC Funding LLC(b) Series 2025-1A Class A2 6.21%, 07/30/2055	1,876,055

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
250,000	Nelnet Student Loan Trust(b) Series 2021-BA Class B 2.68%, 04/20/2062	$ 223,342
260,000	New Economy Assets Phase 1 Sponsor LLC(b) Series 2021-1 Class A1 1.91%, 10/20/2061	216,878
	OneMain Financial Issuance Trust(b)
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	252,872
	Series 2022-S1 Class D
270,000	5.20%, 05/14/2035	271,360
	Series 2025-1A Class D
120,000	5.79%, 07/14/2038	121,401
1,515,000	Oportun Issuance Trust(b) Series 2024-2 Class B 5.83%, 02/09/2032	1,520,750
687,060	OWN Equipment Fund I LLC(b) Series 2024-2M Class A 5.70%, 12/20/2032	696,934
405,510	OWN Equipment Fund II LLC(b) Series 2025-1M Class A 5.48%, 09/26/2033	409,119
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
920,000	5.92%, 07/15/2037 3-mo. SOFR + 1.60%	923,164
	Series 1A Class B1
650,000	6.47%, 07/15/2037 3-mo. SOFR + 2.15%	653,824
1,225,000	PEAC Solutions Receivables LLC(b) Series 2024-1A Class B 5.79%, 11/20/2030	1,257,344
193,559	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	198,086
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
508,950	3.86%, 12/05/2049	488,008
	Series 2022-1A Class A2II
96,500	4.01%, 12/05/2051	89,947
	Series 2024-1A Class A2I
1,376,100	5.77%, 06/05/2054	1,403,225
601,810	PowerPay Issuance Trust(b) Series 2024-1A Class A 6.53%, 02/18/2039	621,068
	Prestige Auto Receivables Trust(b)
	Series 2022-1A Class D
420,000	8.08%, 08/15/2028	427,921
	Series 2023-2A Class B
809,505	6.64%, 12/15/2027	813,146
	Series 2023-2A Class D
100,000	7.71%, 08/15/2029	103,998
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Progress Residential Trust(b)
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	$ 123,796
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	104,016
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	141,709
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	97,750
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	181,095
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	97,887
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	191,926
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	93,220
	Series 2021-SFR9 Class E1
100,000	2.81%, 11/17/2040	93,286
1,430,000	Purchasing Power Funding LLC(b) Series 2024-A Class B 6.43%, 08/15/2028	1,442,718
500,000	QTS Issuer ABS II LLC(b) Series 2025-1A Class B 5.78%, 10/05/2055	500,555
600,770	RCKT Mortgage Trust(b)(e) Series 2024-CES1 Class A1A 6.03%, 02/25/2044	606,855
	Reach Financial LLC(b)
	Series 2023-1A Class B
207,339	7.33%, 02/18/2031	207,893
	Series 2024-1A Class B
1,470,000	6.29%, 02/18/2031	1,484,103
	Series 2024-2A Class B
975,000	5.84%, 07/15/2031	991,152
	Series 2025-1A Class C
135,000	5.99%, 08/16/2032	137,425
	Series 2025-2A Class B
1,550,000	5.12%, 08/18/2032	1,561,866
	Republic Finance Issuance Trust(b)
	Series 2024-A Class A
355,000	5.91%, 08/20/2032	359,342
	Series 2024-B Class C
375,000	6.60%, 11/20/2037	384,136
194,375	Rockford Tower Ltd(b)(c) Series 2018-1A Class A 5.57%, 05/20/2031 3-mo. SOFR + 1.36%	194,375

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
795,000	Santander Drive Auto Receivables Trust Series 2024-3 Class D 5.97%, 10/15/2031	$ 815,154
100,000	SBNA Auto Receivables Trust(b) Series 2024-A Class C 5.59%, 01/15/2030	101,988
1,580,000	Scalelogix ABS US Issuer LLC(b) Series 2025-1A Class A2 5.67%, 07/25/2055	1,580,341
	SCF Equipment Leasing LLC(b)
	Series 2022-1A Class D
135,000	3.79%, 11/20/2031	134,130
	Series 2024-1A Class C
100,000	5.82%, 09/20/2032	103,550
	Series 2024-1A Class D
100,000	6.58%, 06/21/2033	105,013
	SEB Funding LLC(b)
	Series 2021-1A Class A2
199,500	4.97%, 01/30/2052	197,313
	Series 2024-1A Class A2
440,000	7.39%, 04/30/2054	449,990
118,837	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	115,104
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2021-1A Class C
11,014	1.79%, 11/20/2037	10,925
	Series 2023-2A Class B
377,866	6.28%, 04/20/2040	388,295
	Series 2023-2A Class C
33,146	7.30%, 04/20/2040	34,291
	Series 2023-3A Class C
97,831	7.12%, 09/20/2040	100,949
	SLAM LLC(b)
	Series 2021-1A Class A
494,978	2.43%, 06/15/2046	466,870
	Series 2024-1A Class A
599,513	5.34%, 09/15/2049	604,074
	Series 2025-1A Class A
259,681	5.81%, 05/15/2050	266,327
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
12,980	3.50%, 09/15/2043	12,939
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	97,839
	Series 2019-B Class A2A
212,975	2.84%, 06/15/2037	209,055
	Series 2020-A Class A2A
30,235	2.23%, 09/15/2037	29,329
	Series 2021-A Class A2A2
89,961	4.99%, 01/15/2053(c) 1-mo. SOFR + 0.84%	89,079
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-D Class B
200,000	2.31%, 03/17/2053	$ 171,583
	Stream Innovations Issuer Trust(b)
	Series 2024-1A Class A
66,803	6.27%, 07/15/2044	69,519
	Series 2024-2A Class A
260,440	5.21%, 02/15/2045	263,769
	Subway Funding LLC(b)
	Series 2024-1A Class A2I
1,295,213	6.03%, 07/30/2054	1,313,093
	Series 2024-1A Class A2II
1,305,138	6.27%, 07/30/2054	1,338,709
91,282	Sunnova Helios II Issuer LLC(b) Series 2019-AA Class A 3.75%, 06/20/2046	84,716
312,111	Sunnova Helios V Issuer LLC(b) Series 2021-A Class B 3.15%, 02/20/2048	141,337
353,438	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	140,781
559,790	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	519,856
306,251	Sunrun Atlas Issuer LLC(b) Series 2019-2 Class A 3.61%, 02/01/2055	292,863
80,464	Sunrun Demeter Issuer LLC(b) Series 2021-2A Class A 2.27%, 01/30/2057	72,358
1,790,000	Switch ABS Issuer LLC(b) Series 2025-1A Class A2 5.04%, 03/25/2055	1,776,553
1,615,000	Taco Bell Funding LLC(b) Series 2025-1A Class A2I 4.82%, 08/25/2055	1,623,387
420,419	Thrust Engine Leasing Designated Activity Co(b) Series 2021-1A Class A 4.16%, 07/15/2040	413,139
230,633	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	210,372
88,750	TIF Funding III LLC(b) Series 2024-5A Class A1 5.48%, 04/20/2049	89,025
967,974	TMCL VII Holdings Ltd(b) Series 2025-1H Class A 6.43%, 07/23/2050	969,888
972,946	Towd Point Mortgage Trust(b)(e) Series 2024-CES1 Class A1A 5.85%, 01/25/2064	979,787

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,055,000	5.66%, 11/15/2027(c) 1-day SOFR + 1.40%	$ 1,051,658
	Series 2024-1A Class B
200,000	7.29%, 11/15/2027	202,717
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,725,112
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	113,911
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	225,666
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	843,963
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	212,224
490,000	Tricon Residential Trust(b) Series 2021-SFR1 Class B 2.24%, 07/17/2038	480,674
1,290,250	TSC SPV Funding LLC(b) Series 2024-1A Class A2 6.29%, 08/20/2054	1,310,617
919,047	United Auto Credit Securitization Trust(b) Series 2023-1 Class D 8.00%, 07/10/2028	927,616
100,000	Uniti Fiber ABS Issuer LLC(b) Series 2025-1A Class A2 5.88%, 04/20/2055	102,503
	Upgrade Master Pass Through Trust(b)
	Series 2025-ST3 Class A
1,033,851	5.98%, 06/15/2032	1,045,345
	Series 2025-ST4 Class A
1,392,247	5.50%, 08/16/2032	1,398,123
913,564	UPX HIL Issuer Trust(b) Series 2025-1 Class A 5.16%, 01/25/2047	916,814
333,689	US Bank NA(b) Series 2023-1 Class B 6.79%, 08/25/2032	337,571
1,267,826	USQ Rail III LLC(b) Series 2024-1A Class A 4.99%, 09/28/2054	1,266,505
1,220,000	Veros Auto Receivables Trust(b) Series 2024-1 Class C 7.57%, 12/15/2028	1,253,102
106,808	VFI ABS LLC(b) Series 2023-1A Class A 7.27%, 03/26/2029	107,348
329,343	Vivint Solar Financing V LLC(b) Series 2018-1A Class A 4.73%, 04/30/2048	314,739
Principal Amount(a)		Fair Value
Non-Agency — (continued)
459,516	Volofin Finance Designated Activity Co(b) Series 2024-1A Class A 5.94%, 06/15/2037	$ 466,734
100,000	VStrong Auto Receivables Trust(b) Series 2024-A Class B 5.77%, 07/15/2030	101,453
59,947	Wendy's Funding LLC(b) Series 2018-1A Class A2II 3.88%, 03/15/2048	59,065
665,823	Westgate Resorts LLC(b) Series 2024-1A Class A 6.06%, 01/20/2038	676,087
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class D
155,000	6.79%, 11/15/2028	159,161
	Series 2023-4A Class D
640,000	7.19%, 07/16/2029	665,796
	Series 2024-2A Class B
1,325,000	5.62%, 03/15/2030	1,341,862
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	204,814
	Series 2025-1A Class D
200,000	5.54%, 11/15/2030	204,173
422,865	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	437,700
345,000	Wingstop Funding LLC(b) Series 2024-1A Class A2 5.86%, 12/05/2054	357,025
1,150,000	Zayo Issuer LLC(b) Series 2025-3A Class A2 5.57%, 10/20/2055	1,157,048
TOTAL ASSET-BACKED SECURITIES — 12.49% (Cost $162,910,565)		$163,781,082
BANK LOANS
296,263	Acrisure LLC(c) 7.16%, 11/06/2030 1-mo. SOFR + 3.03%	295,522
535,828	Agiliti Health Inc(c) 7.22%, 05/01/2030 6-mo. SOFR + 3.37%	514,395
500,442	AI Aqua Merger Sub Inc(c) 7.28%, 07/31/2028 1-mo. SOFR + 3.15%	501,515
789,229	Albion Financing 3 SARL(c) 7.21%, 05/21/2031 3-mo. SOFR + 3.24%	791,203
583,009	AlixPartners LLP(c) 6.16%, 08/12/2032 1-mo. SOFR + 2.03%	578,880
600,000	Allied Universal Holdco LLC(c) 7.51%, 08/20/2032 1-mo. SOFR + 3.38%	601,855

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
225,000	Amneal Pharmaceuticals LLC(c) 7.66%, 08/02/2032 1-mo. SOFR + 3.53%	$ 224,438
	Applied Systems Inc(c)
830,000	6.25%,02/24/2031 3-mo. SOFR + 2.28%	830,149
75,000	8.50%,02/23/2032 3-mo. SOFR + 4.53%	76,656
	Aramark Services Inc(c)
130,000	5.97%,04/06/2028 1-mo. SOFR + 1.84%	130,000
1,149,505	6.16%,06/22/2030 1-mo. SOFR + 2.03%	1,150,942
627,259	Arcline FM Holdings LLC(c) 7.58%, 06/24/2030 3-mo. SOFR + 3.60%	628,043
577,104	Ardonagh Group FinCo Pty Ltd(c) 6.75%, 02/15/2031 3-mo. SOFR + 2.78%	573,497
555,692	Ascend Learning LLC(c) 7.32%, 12/11/2028 1-mo. SOFR + 3.19%	554,881
550,830	Aspire Bakeries Holdings LLC(c) 7.66%, 12/23/2030 1-mo. SOFR + 3.53%	551,519
1,466,518	Asplundh Tree Expert LLC(c) 5.91%, 05/23/2031 1-mo. SOFR + 1.78%	1,465,732
279,300	Bausch + Lomb Corp(c) 8.61%, 09/29/2028 1-mo. SOFR + 4.48%	278,951
481,993	BIFM US Finance LLC(c) 7.91%, 05/31/2028 1-mo. SOFR + 3.78%	482,596
318,234	Broadstreet Partners Inc(c) 6.91%, 06/13/2031 1-mo. SOFR + 2.78%	318,477
410,000	Catawba Nation Gaming Authority(c) 8.91%, 03/28/2032 1-mo. SOFR + 4.78%	406,925
595,500	CE Intermediate I LLC(c) 7.38%, 03/25/2032 3-mo. SOFR + 3.40%	595,500
246,875	Cedar Fair LP(c) 6.16%, 05/01/2031 1-mo. SOFR + 2.03%	245,161
649,694	Central Parent LLC(c) 7.25%, 07/06/2029 3-mo. SOFR + 3.28%	559,820
529,663	Century DE Buyer LLC(c) 7.30%, 10/30/2030 1-mo. SOFR + 3.17%	529,829
478,885	Chamberlain Group / Chariot Buyer LLC(c) 7.16%, 09/08/2032 1-mo. SOFR + 3.03%	478,935
238,742	Ciena Corp(c) 5.91%, 10/24/2030 1-mo. SOFR + 1.78%	238,966
Principal Amount(a)		Fair Value
Bank Loans — (continued)
284,286	Citadel Securities LP(c) 6.16%, 10/31/2031 1-mo. SOFR + 2.03%	$ 284,692
965,000	Clean Harbors(c) 5.66%, 09/27/2032 1-mo. SOFR + 1.53%	965,804
537,300	Cloud Software Group Inc(c) 7.25%, 03/21/2031 3-mo. SOFR + 3.28%	538,739
395,000	Clydesdale Acquisition Holdings Inc(c) 7.34%, 04/13/2029 1-mo. SOFR + 3.21%	394,186
593,602	CMG Media Corp(c) 7.60%, 06/18/2029 3-mo. SOFR + 3.63%	567,384
655,234	CNT Holdings I Corp(c) 6.56%, 11/08/2032 3-mo. SOFR + 2.58%	654,671
440,708	Cogeco Communications Finance US LP(c) 7.41%, 09/18/2030 1-mo. SOFR + 3.28%	439,606
500,385	ConnectWise LLC(c) 7.76%, 09/29/2028 3-mo. SOFR + 3.79%	500,760
503,428	Cornerstone Building Brands Inc(c) 7.50%, 04/12/2028 1-mo. SOFR + 3.37%	475,529
453,123	Cotiviti Inc(c) 7.03%, 05/01/2031 1-mo. SOFR + 2.90%	448,309
541,944	CPM Holdings Inc(c) 8.63%, 09/28/2028 1-mo. SOFR + 4.51%	540,080
833,578	CSC Holdings LLC(c) 8.65%, 01/18/2028 1-mo. SOFR + 4.52%	827,327
257,608	CVR CHC LP(c) 8.00%, 12/30/2027 3-mo. SOFR + 4.03%	257,608
1,444,610	DaVita Inc(c) 5.91%, 05/09/2031 1-mo. SOFR + 1.78%	1,446,616
572,125	Dechra Pharmaceuticals Holdings Ltd(c) 7.45%, 01/27/2032 6-mo. SOFR + 3.60%	572,840
85,752	Del Monte Foods Corp II Inc(c) 13.77%, 04/02/2026 1-mo. SOFR + 9.64%	82,451
	Del Monte Foods Inc(c)
74,907	5.27%,04/02/2026 1-mo. SOFR + 1.14%	66,667
121,895	2.32%,08/02/2028 3-mo. SOFR + 0.00%	57,900
167,230	8.57%,08/02/2028 3-mo. SOFR + 4.59%	7,525
385,042	8.92%,08/02/2028 3-mo. SOFR + 4.95%	61,607

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
511,620	Delivery Hero SE(c) 9.23%, 12/12/2029 3-mo. SOFR + 5.25%	$ 514,817
538,284	DG Investment Intermediate Holdings 2 Inc(c) 8.02%, 07/02/2032 1-mo. SOFR + 3.89%	539,293
567,256	DirecTV Financing LLC(c) 9.82%, 08/02/2029 3-mo. SOFR + 5.84%	567,807
701,475	DK Crown Holdings Inc(c) 6.00%, 03/04/2032 1-mo. SOFR + 1.88%	699,940
118,800	Dynamo US Bidco Inc(c) 7.78%, 10/01/2031 1-mo. SOFR + 3.65%	119,097
1,057,135	Eagle Broadband Investments LLC(c) 7.26%, 11/12/2027 3-mo. SOFR + 3.29%	1,047,555
502,870	ECL Entertainment LLC(c) 7.16%, 08/30/2030 1-mo. SOFR + 3.03%	502,241
128,700	Endo Finance Holdings Inc(c) 8.16%, 04/23/2031 1-mo. SOFR + 4.03%	128,861
306,115	Ensemble RCM LLC(c) 7.31%, 08/01/2029 3-mo. SOFR + 3.33%	306,498
239,400	EOC Borrower LLC(c) 7.16%, 03/24/2032 1-mo. SOFR + 3.03%	239,175
460,763	Epic Crude Services LP(c) 6.83%, 10/15/2031 3-mo. SOFR + 2.85%	460,763
133,988	Financiere Mendel(c) 6.98%, 11/08/2030 3-mo. SOFR + 3.00%	134,490
	First Brands Group LLC(c)
405,000	9.24%,03/30/2027 1-mo. SOFR + 5.11%	143,269
315,003	9.57%,03/30/2027 3-mo. SOFR + 5.59%	111,432
	Flutter Entertainment PLC(c)
1,770,140	5.75%,11/30/2030 3-mo. SOFR + 1.78%	1,762,395
838,075	6.00%,06/04/2032 3-mo. SOFR + 2.03%	835,456
608,467	Focus Financial Partners LLC(c) 6.91%, 09/15/2031 1-mo. SOFR + 2.78%	608,407
522,978	Freeport LNG Investments LLP(c) 7.58%, 12/21/2028 3-mo. SOFR + 3.60%	522,106
323,664	Fugue Finance LLC(c) 6.95%, 01/09/2032 3-mo. SOFR + 2.97%	323,866
561,214	Gainwell Acquisition Corp(c) 8.10%, 10/01/2027 3-mo. SOFR + 4.13%	551,919
Principal Amount(a)		Fair Value
Bank Loans — (continued)
551,600	Garda World Security Corp(c) 7.17%, 02/01/2029 1-mo. SOFR + 3.04%	$ 551,140
225,000	Genesys Cloud Services Holdings II LLC(c) 6.66%, 01/30/2032 1-mo. SOFR + 2.53%	223,313
465,653	Glatfelter Corp(c) 8.45%, 11/04/2031 3-mo. SOFR + 4.47%	461,578
553,853	Global Medical Response Inc(c) 7.63%, 10/01/2032 1-mo. SOFR + 3.50%	553,922
350,000	Gloves Buyer Inc(c) 8.16%, 05/21/2032 1-mo. SOFR + 4.03%	339,281
542,275	Goat Holdco LLC(c) 6.91%, 01/27/2032 1-mo. SOFR + 2.78%	542,614
358,781	Gray Television Inc(c) 7.25%, 12/01/2028 1-mo. SOFR + 3.12%	358,532
310,000	Green Infrastructure Partners Inc(c) 6.75%, 09/24/2032 3-mo. SOFR + 2.78%	309,225
555,000	Grifols Worldwide Operations USA Inc(c) 6.26%, 11/15/2027 1-mo. SOFR + 2.13%	553,005
408,700	Hamilton Projects Acquiror LLC(c) 6.66%, 05/30/2031 1-mo. SOFR + 2.53%	409,466
597,701	Hanger Inc(c) 7.66%, 10/23/2031 1-mo. SOFR + 7.06%	540,295
559,350	Harbor Freight Tools USA Inc(c) 6.41%, 06/11/2031 1-mo. SOFR + 2.28%	548,652
235,000	Herc Holdings Inc(c) 6.25%, 06/02/2032 1-mo. SOFR + 2.13%	235,940
	Hilton Grand Vacations Borrower LLC(c)
30,337	6.28%,08/02/2028 1-mo. SOFR + 2.15%	30,299
2,364,151	6.16%,01/17/2031 1-mo. SOFR + 2.03%	2,361,033
773,969	Hilton Worldwide Finance LLC(c) 5.91%, 11/08/2030 1-mo. SOFR + 1.78%	774,118
172,296	HUB International Ltd(c) 6.58%, 06/20/2030 3-mo. SOFR + 2.60%	172,509
419,743	Hunter Douglas Holding BV(c) 7.25%, 01/17/2032 3-mo. SOFR + 3.28%	419,043

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
595,002	Indicor LLC(c) 6.75%, 11/22/2029 3-mo. SOFR + 2.78%	$ 595,647
625,032	INEOS Finance PLC(c) 7.41%, 02/18/2030 1-mo. SOFR + 3.28%	601,593
475,000	ION Platform Finance US Inc(c) 7.91%, 09/30/2032 1-mo. SOFR + 3.78%	470,250
425,299	ION Trading Finance Ltd(c) 7.50%, 04/01/2028 3-mo. SOFR + 3.53%	424,919
615,512	IQVIA Inc(c) 5.75%, 01/02/2031 3-mo. SOFR + 1.78%	618,281
238,186	IVC Acquisition Ltd(c) 7.75%, 12/12/2028 3-mo. SOFR + 3.78%	239,080
531,050	Klockner Pentaplast of America Inc(c) 9.02%, 02/12/2026 6-mo. SOFR + 5.17%	269,950
368,772	KUEHG Corp(c) 6.75%, 06/12/2030 3-mo. SOFR + 2.78%	368,311
	Lernen Bidco Ltd(c)
401,970	7.67%,10/27/2031 1-mo. SOFR + 3.54%	403,477
304,238	7.84%,10/27/2031 3-mo. SOFR + 3.86%	305,378
495,000	Level 3 Financing Inc(c) 8.57%, 03/27/2032 1-mo. SOFR + 4.44%	493,515
	LifePoint Health Inc(c)
94,052	7.66%,05/16/2031 3-mo. SOFR + 3.68%	93,515
550,093	8.07%,05/16/2031 3-mo. SOFR + 4.09%	548,489
49,376	Light & Wonder International Inc(c) 6.39%, 04/14/2029 1-mo. SOFR + 2.26%	48,944
598,500	LSF12 Crown US Commercial Bidco LLC(c) 7.66%, 12/02/2031 1-mo. SOFR + 3.53%	598,750
445,000	M6 ETX Holdings II MidCo LLC(c) 9.25%, 04/01/2032 3-mo. SOFR + 5.27%	444,889
128,703	Modivcare Inc(c) 9.05%, 07/01/2031 3-mo. SOFR + 5.07%	59,203
517,174	Motion Finco LLC(c) 7.50%, 11/12/2029 3-mo. SOFR + 3.53%	464,595
958,044	NAB Holdings LLC(c) 6.50%, 11/24/2028 3-mo. SOFR + 2.53%	923,714
606,894	Neptune Bidco US Inc(c) 9.18%, 04/11/2029 1-mo. SOFR + 5.05%	577,308
Principal Amount(a)		Fair Value
Bank Loans — (continued)
374,604	Nouryon Finance BV(c) 7.50%, 04/03/2028 1-mo. SOFR + 3.37%	$ 373,980
983,925	Novelis Holdings Inc(c) 5.81%, 03/11/2032 3-mo. SOFR + 1.83%	985,401
2,945,451	NRG Energy Inc(c) 6.06%, 04/16/2031 3-mo. SOFR + 2.09%	2,943,979
	Numericable US LLC(c)
623,832	9.00%,09/30/2025 3-mo. SOFR + 5.02%	564,568
148,105	9.94%,01/31/2026 3-mo. SOFR + 5.96%	135,516
498,292	Omnia Partners LLC(c) 6.81%, 07/25/2030 3-mo. SOFR + 2.84%	498,292
1,193,873	OpenText Corp(c) 5.91%, 01/31/2030 1-mo. SOFR + 1.78%	1,192,220
125,570	Peninsula Pacific Entertainment(c) 8.90%, 08/16/2032 1-mo. SOFR + 4.77%	124,314
565,000	Petco Health & Wellness Co Inc(c) 7.52%, 02/25/2028 1-mo. SOFR + 3.39%	549,664
487,550	PEX Holdings LLC(c) 6.75%, 11/20/2031 3-mo. SOFR + 2.78%	487,550
575,000	Potomac Energy Center(c) 7.32%, 08/05/2032 3-mo. SOFR + 3.34%	577,875
466,025	Project Ruby Ultimate Parent Corp(c) 7.18%, 03/10/2028 1-mo. SOFR + 3.05%	466,122
620,623	Proofpoint Inc(c) 7.16%, 08/31/2028 1-mo. SOFR + 6.06%	622,225
595,000	Radiology Partners Inc(c) 8.50%, 06/30/2032 3-mo. SOFR + 4.53%	592,917
340,000	Rand Parent LLC(c) 7.00%, 03/18/2030 3-mo. SOFR + 3.03%	338,017
553,612	Red SPV LLC(c) 6.39%, 03/15/2032 1-mo. SOFR + 2.26%	553,613
	Resideo Funding Inc(c)
236,419	6.15%,02/11/2028 1-mo. SOFR + 2.02%	236,419
1,077,903	5.84%,06/13/2031 6-mo. SOFR + 1.99%	1,076,892
470,831	Rocket Software Inc(c) 7.91%, 11/28/2028 1-mo. SOFR + 3.78%	471,066
168,725	Ryan Specialty Group LLC(c) 6.16%, 09/15/2031 1-mo. SOFR + 2.03%	168,936

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
454,162	SBA Senior Finance II LLC(c) 6.17%, 01/27/2031 1-mo. SOFR + 2.04%	$ 455,581
545,595	Sigma Holdco BV(c) 8.02%, 01/03/2028 3-mo. SOFR + 4.05%	524,454
560,000	SKECHERS USA Inc(c) 7.31%, 09/12/2032 3-mo. SOFR + 3.33%	562,334
1,090,000	Solstice(c) 5.90%, 09/16/2032 1-mo. SOFR + 1.77%	1,092,044
645,799	Southern Veterinary Partners LLC(c) 6.82%, 12/04/2031 3-mo. SOFR + 2.84%	644,084
588,871	Spin Holdco Inc(c) 8.39%, 03/04/2028 3-mo. SOFR + 4.42%	491,891
638,463	Star Parent Inc(c) 8.00%, 09/27/2030 3-mo. SOFR + 4.03%	637,882
204,488	Terex Corp(c) 6.03%, 10/08/2031 3-mo. SOFR + 2.05%	204,780
464,863	Titan Acquisition Ltd(c) 7.92%, 02/15/2029 1-mo. SOFR + 3.79%	466,026
497,503	TK Elevator Midco GmbH(c) 7.20%, 04/30/2030 3-mo. SOFR + 3.22%	498,584
2,118,944	Trans Union LLC(c) 5.91%, 06/24/2031 1-mo. SOFR + 1.78%	2,116,736
	TransDigm Inc(c)
167,388	6.25%,03/22/2030 3-mo. SOFR + 2.28%	167,145
93,578	6.50%,02/28/2031 3-mo. SOFR + 2.53%	93,483
509,179	Traverse Midstream Partners LLC(c) 6.81%, 02/16/2028 3-mo. SOFR + 2.83%	509,179
501,039	Trugreen LP(c) 8.26%, 11/02/2027 1-mo. SOFR + 4.13%	488,722
286,416	Truist Insurance Holdings LLC(c) 6.75%, 05/06/2031 3-mo. SOFR + 2.78%	285,969
476,250	UKG Inc(c) 7.32%, 02/10/2031 3-mo. SOFR + 3.34%	475,704
234,405	United Rentals North America Inc(c) 5.66%, 02/14/2031 1-mo. SOFR + 1.53%	235,284
648,443	Univision Communications Inc(c) 7.78%, 01/31/2029 1-mo. SOFR + 3.65%	645,525
Principal Amount(a)		Fair Value
Bank Loans — (continued)
366,244	Upstream Newco Inc(c) 8.82%, 11/20/2026 3-mo. SOFR + 4.84%	$ 312,910
	USALCO LLC(c)
59,338	7.50%,09/30/2031 3-mo. SOFR + 3.53%	27,003
571,616	7.66%,09/30/2031 1-mo. SOFR + 3.53%	569,830
524,668	Viasat Inc(c) 8.78%, 03/02/2029 1-mo. SOFR + 4.65%	517,235
361,437	Virgin Media Bristol LLC(c) 6.76%, 01/31/2028 1-mo. SOFR + 2.64%	360,779
294,263	WCG Intermediate Corp(c) 7.16%, 02/25/2032 1-mo. SOFR + 3.03%	292,276
411,880	WEC US Holdings Ltd(c) 6.38%, 01/27/2031 1-mo. SOFR + 2.26%	412,080
521,062	White Cap Supply Holdings LLC(c) 7.42%, 10/19/2029 1-mo. SOFR + 3.29%	520,974
1,458,950	Wyndham Hotels & Resorts Inc(c) 5.91%, 05/24/2030 1-mo. SOFR + 1.78%	1,462,901
TOTAL BANK LOANS — 6.02% (Cost $79,953,012)		$78,878,809
CORPORATE BONDS AND NOTES
Basic Materials — 1.84%
590,000	ArcelorMittal SA 6.75%, 03/01/2041	640,409
525,000	Ashland Inc(b) 3.38%, 09/01/2031	465,030
1,180,000	ASP Unifrax Holdings Inc(b) 5.25%, 09/30/2028	387,925
935,000	Bayport Polymers LLC(b) 5.14%, 04/14/2032	922,586
815,000	Capstone Copper Corp(b) 6.75%, 03/31/2033	839,474
445,000	Cleveland-Cliffs Inc(b) 7.63%, 01/15/2034	458,530
	Corp Nacional del Cobre de Chile
237,000	5.95%, 01/08/2034(b)	248,827
358,000	6.44%, 01/26/2036	386,950
1,095,000	First Quantum Minerals Ltd(b) 9.38%, 03/01/2029	1,160,508
	Glencore Funding LLC(b)
1,025,000	6.13%, 10/06/2028	1,075,927
1,495,000	4.88%, 03/12/2029	1,518,842
115,000	2.50%, 09/01/2030	104,909
1,225,000	6.38%, 10/06/2030	1,322,226
1,705,000	5.70%, 05/08/2033	1,800,651
3,795,000	6.50%, 10/06/2033	4,182,074
2,535,000	5.67%, 04/01/2035	2,634,707

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
1,290,000	Illuminate Buyer LLC / Illuminate Holdings IV Inc(b) 9.00%, 07/01/2028	$ 1,294,076
1,015,000	INEOS Quattro Finance 2 PLC(b)(f) 9.63%, 03/15/2029	1,004,362
	Mineral Resources Ltd(b)
25,000	8.00%, 11/01/2027	25,482
75,000	9.25%, 10/01/2028	78,586
	OCP SA(b)
60,000	3.75%, 06/23/2031	56,267
393,000	6.88%, 04/25/2044	411,620
130,000	5.13%, 06/23/2051	108,550
271,124	Samarco Mineracao SA(b)(g) 9.50%, 06/30/2031 PIK rate, 9.00%	272,531
710,000	Solstice Advanced Materials Inc(b) 5.63%, 09/30/2033	712,346
	Steel Dynamics Inc
215,000	5.38%, 08/15/2034	222,266
665,000	5.25%, 05/15/2035	679,509
380,000	Taseko Mines Ltd(b) 8.25%, 05/01/2030	402,475
755,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	701,771
		24,119,416
Communications — 4.32%
2,005,000	Altice Financing SA(b) 5.00%, 01/15/2028	1,558,887
410,000	Altice France Holding SA(b)(h) 6.00%, 02/15/2028	145,424
	Altice France SA(b)
200,000	5.13%, 01/15/2029(h)	172,000
820,000	5.13%, 07/15/2029	700,280
	AppLovin Corp
540,000	5.13%, 12/01/2029	552,423
410,000	5.38%, 12/01/2031	424,135
1,640,000	5.50%, 12/01/2034	1,692,884
1,560,000	AT&T Inc 5.38%, 08/15/2035	1,606,688
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
1,368,000	4.75%, 03/01/2030	1,312,688
234,000	4.50%, 08/15/2030	220,993
	Charter Communications Operating LLC / Charter Communications Operating Capital
310,000	6.65%, 02/01/2034	331,265
620,000	6.55%, 06/01/2034	660,744
270,000	6.38%, 10/23/2035	282,860
340,000	3.95%, 06/30/2062	215,108
1,035,000	CMG Media Corp(b) 8.88%, 06/18/2029	950,565
	CSC Holdings LLC(b)
1,555,000	5.38%, 02/01/2028	1,363,245
1,725,000	7.50%, 04/01/2028	1,249,205
Principal Amount(a)		Fair Value
Communications — (continued)
760,000	11.75%, 01/31/2029	$ 639,118
200,000	4.13%, 12/01/2030	130,971
2,435,000	4.63%, 12/01/2030	854,311
1,925,000	3.38%, 02/15/2031	1,241,520
400,000	4.50%, 11/15/2031	260,110
1,585,000	DirecTV Financing LLC 8.88%, 02/01/2030(b)	1,569,467
	DirecTV Financing LLC / DirecTV Financing Co-Obligor Inc(b)
318,000	5.88%, 08/15/2027	317,643
770,000	10.00%, 02/15/2031	768,870
	Discovery Communications LLC
50,000	3.63%, 05/15/2030	46,190
290,000	6.35%, 06/01/2040	266,124
	DISH DBS Corp(b)
2,330,000	5.25%, 12/01/2026	2,289,445
1,290,000	5.75%, 12/01/2028	1,236,646
8,115,279	EchoStar Corp 10.75%, 11/30/2029	8,928,186
	Expedia Group Inc
990,000	3.25%, 02/15/2030	945,891
1,450,000	2.95%, 03/15/2031	1,344,327
2,315,000	5.40%, 02/15/2035	2,375,685
	Go Daddy Operating Co LLC / GD Finance Co Inc(b)
505,000	5.25%, 12/01/2027	504,108
600,000	3.50%, 03/01/2029	568,486
890,000	Gray Media Inc(b) 9.63%, 07/15/2032	909,258
715,000	Hughes Satellite Systems Corp(f) 6.63%, 08/01/2026	679,930
832,150	iHeartCommunications Inc(b) 7.75%, 08/15/2030	688,766
755,000	ION Trading Technologies SARL(b) 9.50%, 05/30/2029	797,411
1,335,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	1,278,853
	Motorola Solutions Inc
1,855,000	5.40%, 04/15/2034	1,922,795
765,000	5.55%, 08/15/2035	796,954
1,140,000	Neptune Bidco US Inc(b) 9.29%, 04/15/2029	1,119,127
300,000	Netflix Inc EUR, 3.63%, 05/15/2027	358,800
795,000	Sinclair Television Group Inc(b) 8.13%, 02/15/2033	815,885
	Snap Inc(b)
720,000	6.88%, 03/01/2033	735,911
375,000	6.88%, 03/15/2034	379,549
200,000	SoftBank Group Corp 4.63%, 07/06/2028	196,189
	Sprint Capital Corp
70,000	6.88%, 11/15/2028	75,295
1,355,000	8.75%, 03/15/2032	1,650,774

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
349,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	$ 171,882
190,000	Time Warner Cable LLC 6.55%, 05/01/2037	197,650
	T-Mobile USA Inc
195,000	2.70%, 03/15/2032	174,801
2,395,000	5.75%, 01/15/2034	2,537,789
595,000	4.70%, 01/15/2035	584,350
350,000	Turkcell Iletisim Hizmetleri AS(b) 7.65%, 01/24/2032	365,881
	Uber Technologies Inc
1,560,000	4.80%, 09/15/2034	1,562,928
80,000	4.80%, 09/15/2035	79,274
815,000	Univision Communications Inc(b) 8.00%, 08/15/2028	844,519
10,000	Wayfair LLC(b) 7.25%, 10/31/2029	10,310
		56,661,373
Consumer, Cyclical — 3.98%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
135,000	3.88%, 01/15/2028	131,767
210,000	4.38%, 01/15/2028	206,342
65,000	3.50%, 02/15/2029	62,061
230,000	5.63%, 09/15/2029	232,766
1,300,000	4.00%, 10/15/2030	1,225,150
1,063,494	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	1,063,494
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	411,132
	American Airlines Pass Through Trust
	Series 2017-2 Class B
150,512	3.70%, 10/15/2025	150,388
	Series 2016-3 Class B
482,087	3.75%, 10/15/2025	481,689
265,000	American Builders & Contractors Supply Co Inc(b) 4.00%, 01/15/2028	259,675
975,000	Aptiv Swiss Holdings Ltd 6.88%, 12/15/2054	996,108
1,350,000	Ashton Woods USA LLC / Ashton Woods Finance Co(b) 4.63%, 04/01/2030	1,278,018
	British Airways Pass Through Trust(b)
	Series 2019-1 Class A
132,248	3.35%, 06/15/2029	127,770
	Series 2021-1 Class A
602,508	2.90%, 03/15/2035	546,792
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Carnival Corp(b)
5,000	4.00%, 08/01/2028	$ 4,928
445,000	6.00%, 05/01/2029	451,642
1,335,000	5.75%, 03/15/2030	1,363,016
1,735,000	5.75%, 08/01/2032	1,765,671
1,540,000	6.13%, 02/15/2033	1,578,555
210,000	Choice Hotels International Inc 5.85%, 08/01/2034	214,776
	Clarios Global LP / Clarios US Finance Co(b)
35,000	6.75%, 02/15/2030	36,155
215,000	6.75%, 09/15/2032	219,764
627,507	Delta Air Lines Pass Through Trust Series 2015-1 Class AA 3.63%, 07/30/2027	618,573
1,260,000	Dick's Sporting Goods Inc 4.10%, 01/15/2052	938,095
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,088,149
	DR Horton Inc
675,000	5.00%, 10/15/2034	682,696
400,000	5.50%, 10/15/2035	414,719
	Ferrellgas LP / Ferrellgas Finance Corp(b)
929,000	5.38%, 04/01/2026	919,639
702,000	5.88%, 04/01/2029	653,311
910,000	Flutter Treasury Designated Activity Co(b) 5.88%, 06/04/2031	923,668
620,000	Ford Motor Credit Co LLC 7.35%, 03/06/2030	663,648
755,000	Forvia SE(b)(f) 6.75%, 09/15/2033	765,992
970,000	Global Auto Holdings Ltd / AAG FH UK Ltd(b) 11.50%, 08/15/2029	1,023,350
650,000	Great Canadian Gaming Corp(b) 8.75%, 11/15/2029	642,743
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	487,309
140,000	3.63%, 02/15/2032	128,115
	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc(b)
105,000	4.88%, 07/01/2031	97,990
280,000	6.63%, 01/15/2032	284,383
1,415,000	LBM Acquisition LLC(b) 6.25%, 01/15/2029	1,309,759
15,000	Light & Wonder International Inc(b) 7.25%, 11/15/2029	15,396
	Marriott International Inc
520,000	5.30%, 05/15/2034	534,100
1,300,000	5.50%, 04/15/2037	1,328,520

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
255,000	Marriott Ownership Resorts Inc(b)(f) 4.50%, 06/15/2029	$ 246,063
484,000	Melco Resorts Finance Ltd(b) 5.38%, 12/04/2029	474,653
	Meritage Homes Corp
771,000	3.88%, 04/15/2029(b)	750,562
1,920,000	5.65%, 03/15/2035	1,949,509
615,000	Merlin Entertainments Group US Holdings Inc(b) 7.38%, 02/15/2031	529,947
505,000	NCL Corp Ltd(b) 6.75%, 02/01/2032	519,358
140,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	143,055
	New Home Co Inc(b)
745,000	9.25%, 10/01/2029	782,275
40,000	8.50%, 11/01/2030	41,522
894,000	Newell Brands Inc(f) 6.63%, 09/15/2029	899,105
895,000	Ontario Gaming GTA LP / OTG Co-Issuer Inc(b) 8.00%, 08/01/2030	889,334
130,000	Park River Holdings Inc(b) 8.00%, 03/15/2031	131,648
160,000	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp(b) 6.25%, 10/15/2030	161,427
	Royal Caribbean Cruises Ltd
50,000	4.25%, 07/01/2026(b)	49,961
1,580,000	5.50%, 04/01/2028(b)	1,610,751
1,290,000	5.63%, 09/30/2031(b)	1,315,387
410,000	6.25%, 03/15/2032(b)	423,292
1,555,000	6.00%, 02/01/2033(b)	1,594,624
690,000	5.38%, 01/15/2036	694,024
712,500	Saks Global Enterprises LLC 11.00%, 12/15/2029(b)	326,562
306,590	SGUS LLC(b) 11.00%, 12/15/2029	289,015
1,090,000	Stellantis Finance US Inc(b) 6.45%, 03/18/2035	1,117,323
695,000	Toll Brothers Finance Corp 5.60%, 06/15/2035	711,992
	Travel + Leisure Co
50,000	6.00%, 04/01/2027	50,717
655,000	4.50%, 12/01/2029(b)	632,807
340,000	4.63%, 03/01/2030(b)	327,716
245,000	4.63%, 03/01/2030	236,148
485,000	Under Armour Inc(b) 7.25%, 07/15/2030	484,401
	United Airlines Pass Through Trust
	Series 2023-1 Class A
1,399,457	5.80%, 01/15/2036	1,447,278
	Series 2024-1 Class AA
347,588	5.45%, 02/15/2037	357,536
1,325,000	VistaJet Malta Finance PLC / Vista Management Holding Inc(b)(f) 9.50%, 06/01/2028	1,379,358
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Warnermedia Holdings Inc
1,529,000	4.28%, 03/15/2032	$ 1,400,946
180,000	5.05%, 03/15/2042	143,698
	Whirlpool Corp
175,000	6.13%, 06/15/2030	176,371
190,000	6.50%, 06/15/2033(f)	189,609
430,000	Windsor Holdings III LLC(b) 8.50%, 06/15/2030	454,557
	Yum! Brands Inc
1,360,000	3.63%, 03/15/2031	1,269,889
255,000	4.63%, 01/31/2032	247,762
	ZF North America Capital Inc(b)
340,000	6.88%, 04/14/2028	344,704
190,000	7.13%, 04/14/2030	188,137
345,000	6.75%, 04/23/2030	336,678
525,000	6.88%, 04/23/2032	502,639
		52,150,154
Consumer, Non-Cyclical — 4.69%
500,000	Adani Ports & Special Economic Zone Ltd(b) 4.38%, 07/03/2029	487,802
785,000	Albion Financing 1 SARL / Aggreko Holdings Inc(b) 7.00%, 05/21/2030	811,925
10,000	AMN Healthcare Inc(b) 6.50%, 01/15/2031	10,031
40,000	Amneal Pharmaceuticals LLC(b) 6.88%, 08/01/2032	41,368
	Ashtead Capital Inc(b)
905,000	5.50%, 08/11/2032	936,535
220,000	5.55%, 05/30/2033	226,918
1,680,000	5.95%, 10/15/2033	1,775,800
685,000	5.80%, 04/15/2034	717,726
325,000	Avantor Funding Inc(b) 4.63%, 07/15/2028	319,689
650,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	656,675
10,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	10,422
1,040,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	930,800
	Block Inc
525,000	3.50%, 06/01/2031	488,577
480,000	6.50%, 05/15/2032	496,803
200,000	6.00%, 08/15/2033(b)	204,808
852,000	Boost Newco Borrower LLC(b) 7.50%, 01/15/2031	903,882
	Centene Corp
40,000	2.45%, 07/15/2028	37,169
1,845,000	4.63%, 12/15/2029	1,788,499
545,000	3.38%, 02/15/2030	501,229
720,000	3.00%, 10/15/2030	643,347
680,000	2.50%, 03/01/2031	585,762

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
1,107,000	Cheplapharm Arzneimittel GmbH(b) 5.50%, 01/15/2028	$ 1,078,500
419	Chobani Holdco II LLC(b)(g) 8.75%, 10/01/2029 PIK rate, 9.50%	444
	CHS / Community Health Systems Inc(b)
800,000	5.25%, 05/15/2030	723,715
886,000	4.75%, 02/15/2031	766,167
1,265,000	Cimpress PLC(b) 7.38%, 09/15/2032	1,260,591
620,000	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(b) 6.63%, 07/15/2030	633,491
768,000	CVS Health Corp 6.75%, 12/10/2054	792,756
1,810,000	DENTSPLY SIRONA Inc 3.25%, 06/01/2030	1,665,475
470,000	DP World Ltd(b) 6.85%, 07/02/2037	538,499
2,430,000	Elevance Health Inc 5.20%, 02/15/2035	2,476,613
635,000	Endo Finance Holdings Inc(b)(f) 8.50%, 04/15/2031	681,272
595,000	ERAC USA Finance LLC(b) 4.90%, 05/01/2033	605,429
310,000	Froneri Lux FinCo SARL(b) 6.00%, 08/01/2032	310,372
675,000	Garda World Security Corp(b) 8.38%, 11/15/2032	700,668
80,000	Global Medical Response Inc(b) 7.38%, 10/01/2032	82,345
1,070,000	Grifols SA(b) 4.75%, 10/15/2028	1,039,357
	HCA Inc
2,715,000	5.50%, 06/01/2033	2,820,721
1,200,000	5.60%, 04/01/2034	1,245,702
580,000	5.45%, 09/15/2034	594,958
665,000	5.13%, 06/15/2039	640,769
260,000	Herc Holdings Inc(b) 7.25%, 06/15/2033	271,415
330,000	Hologic Inc(b) 3.25%, 02/15/2029	318,645
945,000	Icon Investments Six Designated Activity Co 6.00%, 05/08/2034	991,969
1,300,000	Imperial Brands Finance PLC(b) 5.63%, 07/01/2035	1,325,904
	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL
260,000	3.00%, 02/02/2029	249,223
825,000	3.75%, 12/01/2031	779,374
415,000	6.75%, 03/15/2034	458,784
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
445,000	JBS USA Holding Lux SARL / JBS USA Foods Group Holdings Inc / JBS USA Food Co(b) 5.50%, 01/15/2036	$ 454,438
630,000	JBS USA Lux SARL / JBS USA Food Co / JBS USA Foods Group(b) 5.95%, 04/20/2035	661,816
	LifePoint Health Inc(b)
1,165,000	9.88%, 08/15/2030	1,261,623
365,000	10.00%, 06/01/2032	383,235
610,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	625,497
	Molina Healthcare Inc(b)
435,000	4.38%, 06/15/2028	424,231
785,000	3.88%, 05/15/2032	712,330
290,000	6.25%, 01/15/2033	293,222
90,000	Opal Bidco SAS(b) 6.50%, 03/31/2032	92,227
	Pilgrim's Pride Corp
1,710,000	4.25%, 04/15/2031	1,652,786
840,000	3.50%, 03/01/2032	768,884
1,230,000	6.25%, 07/01/2033(f)	1,312,951
25,000	6.88%, 05/15/2034	27,602
	Post Holdings Inc(b)
355,000	4.50%, 09/15/2031	331,658
875,000	6.25%, 02/15/2032	899,568
565,000	6.38%, 03/01/2033	570,260
635,000	Prime Healthcare Services Inc(b) 9.38%, 09/01/2029	660,400
685,000	Prime Security Services Borrower LLC / Prime Finance Inc(b) 6.25%, 01/15/2028	684,400
405,000	Primo Water Holdings Inc / Triton Water Holdings Inc(b) 6.25%, 04/01/2029	404,665
720,000	Quest Diagnostics Inc 6.40%, 11/30/2033	798,872
985,000	Smith & Nephew PLC 5.40%, 03/20/2034	1,016,963
545,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	497,923
125,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	130,885
	Teva Pharmaceutical Finance Netherlands II BV
465,000	EUR, 7.38%, 09/15/2029	614,177
395,000	EUR, 7.88%, 09/15/2031	555,880
	Teva Pharmaceutical Finance Netherlands III BV
424,000	3.15%, 10/01/2026	416,462
385,000	5.13%, 05/09/2029(f)	387,045
605,000	7.88%, 09/15/2029	660,233
890,000	8.13%, 09/15/2031	1,017,597
335,000	6.00%, 12/01/2032	348,898

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
5,067,000	4.10%, 10/01/2046	$ 3,537,510
715,000	Teva Pharmaceutical Finance Netherlands IV BV 5.75%, 12/01/2030	736,385
215,000	TriNet Group Inc(b) 3.50%, 03/01/2029	201,097
	United Rentals North America Inc
220,000	3.75%, 01/15/2032	203,804
1,120,000	6.13%, 03/15/2034(b)	1,164,602
	Universal Health Services Inc
1,182,000	2.65%, 01/15/2032	1,028,211
265,000	5.05%, 10/15/2034	258,643
		61,425,905
Energy — 6.85%
1,455,000	Aker BP ASA(b) 5.13%, 10/01/2034	1,430,237
640,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 8.63%, 06/15/2029	677,464
486,476	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	464,059
265,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(b) 6.63%, 02/01/2032	272,932
635,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 6.63%, 07/15/2033	645,580
300,000	Azule Energy Finance PLC(b) 8.13%, 01/23/2030	302,516
1,235,000	BP Capital Markets PLC(i) 4.88%, Perpetual	1,226,271
360,000	Buckeye Partners LP(b) 6.75%, 02/01/2030	373,914
2,730,000	Canadian Natural Resources Ltd(b) 5.40%, 12/15/2034	2,780,369
630,000	Caturus Energy LLC(b) 8.50%, 02/15/2030	655,936
	Cheniere Energy Partners LP
110,000	4.50%, 10/01/2029	109,648
1,980,000	4.00%, 03/01/2031	1,909,449
285,000	3.25%, 01/31/2032	259,638
530,000	5.95%, 06/30/2033	561,057
	Civitas Resources Inc(b)
390,000	8.38%, 07/01/2028	404,254
170,000	8.63%, 11/01/2030	176,063
715,000	Columbia Pipelines Operating Co LLC(b) 6.04%, 11/15/2033	762,931
240,000	Constellation Oil Services Holding SA(b) 9.38%, 11/07/2029	246,000
Principal Amount(a)		Fair Value
Energy — (continued)
	Continental Resources Inc
100,000	4.38%, 01/15/2028	$ 99,367
5,215,000	5.75%, 01/15/2031(b)	5,377,886
2,375,000	2.88%, 04/01/2032(b)	2,069,595
680,000	Coronado Finance Pty Ltd(b)(f) 9.25%, 10/01/2029	598,628
840,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	886,239
	Ecopetrol SA
161,000	4.63%, 11/02/2031	144,405
190,000	8.88%, 01/13/2033	205,957
900,000	Enbridge Inc 8.50%, 01/15/2084	1,029,343
	Energean Israel Finance Ltd(b)
650,000	5.38%, 03/30/2028	638,560
655,000	5.88%, 03/30/2031	626,723
	Energy Transfer LP
1,233,000	6.50%, Perpetual(i)	1,237,599
540,000	5.75%, 02/15/2033	566,046
2,450,000	6.55%, 12/01/2033	2,679,782
170,000	5.55%, 05/15/2034	174,420
750,000	5.60%, 09/01/2034	769,733
505,000	5.70%, 04/01/2035	521,453
	EQT Corp
635,000	7.00%, 02/01/2030	691,352
2,080,000	3.63%, 05/15/2031(b)	1,944,954
1,385,000	Flex Intermediate Holdco LLC(b) 3.36%, 06/30/2031	1,273,937
362,000	FS Luxembourg SARL(b) 8.63%, 06/25/2033	375,032
1,195,000	Genesis Energy LP / Genesis Energy Finance Corp 8.88%, 04/15/2030	1,265,117
346,000	Geopark Ltd(b) 8.75%, 01/31/2030	312,784
630,000	Gulfport Energy Operating Corp(b) 6.75%, 09/01/2029	646,502
1,160,000	Harbour Energy PLC(b) 6.33%, 04/01/2035	1,191,222
740,000	Helix Energy Solutions Group Inc(b) 9.75%, 03/01/2029	779,570
2,790,000	Helmerich & Payne Inc(f) 5.50%, 12/01/2034	2,733,736
395,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	382,849
1,085,000	HF Sinclair Corp 6.25%, 01/15/2035	1,134,149
	Hilcorp Energy I LP / Hilcorp Finance Co(b)
405,000	6.00%, 04/15/2030	398,013
578,000	6.00%, 02/01/2031	556,649

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
1,120,000	International Petroleum Corp(b) 7.25%, 02/01/2027	$ 1,120,000
311,000	KazMunayGas National Co JSC(b) 6.38%, 10/24/2048	309,087
395,000	Kodiak Gas Services LLC(b) 6.75%, 10/01/2035	405,569
870,000	Kraken Oil & Gas Partners LLC(b) 7.63%, 08/15/2029	862,328
	Leviathan Bond Ltd(b)
30,000	6.50%, 06/30/2027	30,067
231,000	6.75%, 06/30/2030	231,577
1,155,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.88%, 12/01/2032	1,185,278
	Matador Resources Co(b)
110,000	6.88%, 04/15/2028(f)	112,259
65,000	6.50%, 04/15/2032	65,622
1,033,000	Nabors Industries Inc(b) 7.38%, 05/15/2027	1,048,607
485,000	Nabors Industries Ltd(b) 7.50%, 01/15/2028	484,650
	NGL Energy Operating LLC / NGL Energy Finance Corp(b)
155,000	8.13%, 02/15/2029	158,924
910,000	8.38%, 02/15/2032	932,428
40,000	Northern Oil & Gas Inc(b) 8.13%, 03/01/2028	40,565
990,000	Occidental Petroleum Corp 6.20%, 03/15/2040	1,006,197
205,000	ONEOK Inc(b) 6.50%, 09/01/2030	220,286
295,000	Parkland Corp(b) 6.63%, 08/15/2032	303,131
	Pertamina Persero PT(b)
736,000	2.30%, 02/09/2031(f)	652,347
318,000	6.45%, 05/30/2044	341,151
5,373,000	Petroleos de Venezuela SA(h) 6.00%, 05/16/2024	859,680
1,002,000	Petroleos del Peru SA 4.75%, 06/19/2032	868,654
	Petroleos Mexicanos
954,000	6.50%, 03/13/2027	965,925
602,000	5.35%, 02/12/2028	599,435
421,000	6.70%, 02/16/2032	417,212
977,000	7.69%, 01/23/2050	888,304
794,000	6.95%, 01/28/2060	653,073
	Petronas Capital Ltd(b)
319,000	3.50%, 04/21/2030	310,137
1,096,000	5.85%, 04/03/2055	1,160,280
	Plains All American Pipeline LP / PAA Finance Corp
495,000	3.55%, 12/15/2029	477,934
780,000	3.80%, 09/15/2030	751,959
Principal Amount(a)		Fair Value
Energy — (continued)
430,000	Repsol E&P Capital Markets US LLC(b) 5.98%, 09/16/2035	$ 437,821
500,000	Sanchez Energy Corp(h)(j) 0.00%, 02/15/2026	50
839,000	Sempra Infrastructure Partners LP(b) 3.25%, 01/15/2032	744,099
585,000	SM Energy Co(b) 6.75%, 08/01/2029	587,804
1,250,000	South Bow Canadian Infrastructure Holdings Ltd 7.50%, 03/01/2055	1,327,329
445,000	South Bow USA Infrastructure Holdings LLC 5.58%, 10/01/2034	447,392
	Targa Resources Corp
725,000	6.13%, 03/15/2033	771,008
1,610,000	6.50%, 03/30/2034	1,753,084
70,000	5.50%, 02/15/2035	71,228
935,000	5.55%, 08/15/2035	953,625
440,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	417,271
533,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	524,394
505,000	Tidewater Inc(b) 9.13%, 07/15/2030	541,587
	Transocean International Ltd(b)
155,000	8.25%, 05/15/2029	152,809
427,500	8.75%, 02/15/2030	449,803
525,000	8.50%, 05/15/2031	514,516
40,000	7.88%, 10/15/2032	40,000
483,000	Uzbekneftegaz JSC(b) 8.75%, 05/07/2030	516,195
	Var Energi ASA(b)
670,000	8.00%, 11/15/2032	777,562
260,000	6.50%, 05/22/2035	276,460
	Venture Global Calcasieu Pass LLC(b)
320,000	6.25%, 01/15/2030	333,616
2,324,000	4.13%, 08/15/2031	2,193,503
	Venture Global LNG Inc(b)
945,000	9.00%, Perpetual(i)	936,570
1,100,000	9.88%, 02/01/2032(f)	1,197,596
	Venture Global Plaquemines LNG LLC(b)
1,285,000	7.50%, 05/01/2033	1,419,938
960,000	6.50%, 01/15/2034	1,010,551
920,000	7.75%, 05/01/2035	1,038,412
35,000	6.75%, 01/15/2036	37,176
1,375,000	Viper Energy Partners LLC 5.70%, 08/01/2035	1,397,990
	Western Midstream Operating LP
480,000	6.35%, 01/15/2029	504,978
120,000	4.05%, 02/01/2030	117,131

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
1,580,000	6.15%, 04/01/2033	$ 1,669,144
55,000	5.45%, 04/01/2044	49,864
280,000	5.30%, 03/01/2048	243,568
35,000	5.50%, 08/15/2048	31,156
1,200,000	5.25%, 02/01/2050	1,044,367
	Whistler Pipeline LLC(b)
250,000	5.70%, 09/30/2031	259,897
280,000	5.95%, 09/30/2034	288,595
2,445,000	Williams Cos Inc 5.15%, 03/15/2034	2,482,216
264,000	YPF SA(b) 9.50%, 01/17/2031	270,333
		89,863,224
Financial — 10.80%
	Acrisure LLC / Acrisure Finance Inc(b)
365,000	8.25%, 02/01/2029	380,955
1,130,000	6.00%, 08/01/2029	1,113,917
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
150,000	5.75%, 06/06/2028	155,414
485,000	6.15%, 09/30/2030	519,540
480,000	5.38%, 12/15/2031	496,434
1,435,000	3.30%, 01/30/2032	1,321,482
2,425,000	3.40%, 10/29/2033	2,178,885
1,300,000	4.95%, 09/10/2034	1,294,030
481,000	6.95%, 03/10/2055	503,461
580,000	6.50%, 01/31/2056	598,351
100,000	AGFC Capital Trust I(b)(c) 6.33%, 01/15/2067 3-mo. SOFR + 2.01%	67,000
430,000	Agile Group Holdings Ltd(h) 6.05%, 10/13/2025	19,720
640,000	Air Lease Corp(i) 4.65%, Perpetual	631,579
	Aircastle Ltd
1,210,000	4.25%, 06/15/2026	1,208,751
195,000	5.95%, 02/15/2029(b)	203,366
	Aircastle Ltd / Aircastle Ireland Designated Activity Co(b)
260,000	5.25%, 03/15/2030	265,233
450,000	5.75%, 10/01/2031	468,778
545,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(b) 6.50%, 10/01/2031	557,226
	Allianz SE(b)
800,000	6.35%, 09/06/2053	857,929
375,000	5.60%, 09/03/2054	384,758
805,000	Ally Financial Inc 5.54%, 01/17/2031	820,063
1,180,000	American Express Co 5.63%, 07/28/2034	1,232,387
238,000	American National Group Inc 7.00%, 12/01/2055	245,278
Principal Amount(a)		Fair Value
Financial — (continued)
2,675,000	American Tower Corp REIT 5.90%, 11/15/2033	$ 2,867,219
	Antares Holdings LP(b)
250,000	2.75%, 01/15/2027	242,275
250,000	3.75%, 07/15/2027	243,086
730,000	Apollo Debt Solutions BDC 6.90%, 04/13/2029	767,505
1,145,000	Apollo Global Management Inc(f) 6.00%, 12/15/2054	1,137,449
	Arthur J Gallagher & Co
115,000	5.00%, 02/15/2032	117,332
245,000	5.45%, 07/15/2034	253,714
300,000	5.15%, 02/15/2035	303,547
845,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	768,647
1,150,000	Athene Global Funding(b) 2.55%, 11/19/2030	1,044,006
385,000	Athene Holding Ltd 3.50%, 01/15/2031	365,334
	Aviation Capital Group LLC(b)
385,000	3.50%, 11/01/2027	378,106
95,000	6.25%, 04/15/2028	99,032
1,145,000	6.75%, 10/25/2028	1,217,799
45,000	5.38%, 07/15/2029	46,093
460,000	5.13%, 04/10/2030	466,978
475,000	6.38%, 07/15/2030	508,003
1,435,000	4.80%, 10/24/2030	1,433,686
400,000	Avolon Holdings Funding Ltd(b) 5.38%, 05/30/2030	410,314
635,000	Azorra Finance Ltd(b) 7.25%, 01/15/2031	661,220
172,000	Banco de Credito del Peru SA(b) 6.45%, 07/30/2035	178,880
362,000	Banco de Credito e Inversiones SA(b)(i) 8.75%, Perpetual	391,865
302,000	Banco Mercantil del Norte SA(b)(i) 8.38%, Perpetual	317,991
	Bank of America Corp
390,000	5.87%, 09/15/2034	417,887
2,050,000	5.52%, 10/25/2035	2,099,812
2,255,000	5.74%, 02/12/2036	2,342,874
435,000	2.48%, 09/21/2036	377,656
2,345,000	3.85%, 03/08/2037	2,190,907
695,000	Barclays PLC 7.44%, 11/02/2033	797,460
302,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(b) 5.13%, 01/18/2033	296,564
665,000	BGC Group Inc(b) 6.15%, 04/02/2030	681,314
880,000	Blackstone Private Credit Fund(f) 6.00%, 11/22/2034	901,161
140,000	Blue Owl Credit Income Corp 6.65%, 03/15/2031	147,144

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Blue Owl Finance LLC
1,015,000	3.13%, 06/10/2031	$ 923,513
1,820,000	6.25%, 04/18/2034	1,908,677
900,000	BPCE SA(b) 7.00%, 10/19/2034	1,004,017
940,000	Broadstreet Partners Inc(b) 5.88%, 04/15/2029	937,262
260,000	Brookfield Asset Management Ltd 5.80%, 04/24/2035	272,220
235,000	Brown & Brown Inc 5.55%, 06/23/2035	241,733
395,000	CaixaBank SA(b) 5.58%, 07/03/2036	404,571
425,000	Capital Farm Credit ACA(b)(i) 5.00%, Perpetual	416,500
	Capital One Financial Corp
430,000	2.36%, 07/29/2032	371,157
905,000	6.38%, 06/08/2034	978,914
635,000	5.20%, 09/11/2036	628,016
	Central China Real Estate Ltd(h)
190,000	7.25%, 04/28/2025	6,650
205,000	7.50%, 07/14/2025	6,662
200,000	CIFI Holdings Group Co Ltd(h) 6.00%, 07/16/2025	19,500
	Citadel LP(b)
270,000	6.00%, 01/23/2030	280,633
200,000	6.38%, 01/23/2032	211,683
	Citigroup Inc
1,370,000	3.88%, Perpetual(i)	1,357,344
920,000	6.27%, 11/17/2033	1,004,057
299,000	6.17%, 05/25/2034	318,140
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	488,281
110,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	99,581
1,300,000	Corebridge Financial Inc 6.38%, 09/15/2054	1,334,319
1,272,000	CoStar Group Inc(b) 2.80%, 07/15/2030	1,164,489
400,000	Country Garden Holdings Co Ltd(h) 3.30%, 01/12/2031	41,925
1,040,000	Deutsche Bank AG(f) 5.40%, 09/11/2035	1,060,493
950,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin(b) 5.95%, 09/17/2030	927,275
185,000	EPR Properties REIT 3.60%, 11/15/2031	170,740
1,130,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	1,178,146
905,000	Fifth Third Bancorp 4.34%, 04/25/2033	882,023
Principal Amount(a)		Fair Value
Financial — (continued)
	Freedom Mortgage Holdings LLC(b)
150,000	9.13%, 05/15/2031	$ 159,533
80,000	8.38%, 04/01/2032	83,852
540,000	7.88%, 04/01/2033	556,296
	Global Atlantic Fin Co(b)
195,000	4.40%, 10/15/2029	192,056
360,000	3.13%, 06/15/2031	324,997
605,000	7.95%, 06/15/2033	701,078
280,000	7.95%, 10/15/2054	296,265
165,000	GLP Capital LP / GLP Financing II Inc REIT 6.75%, 12/01/2033	178,787
1,310,000	Goldman Sachs Group Inc 5.33%, 07/23/2035	1,348,572
	HA Sustainable Infrastructure Capital Inc
1,047,000	6.38%, 07/01/2034	1,065,560
510,000	6.75%, 07/15/2035	525,726
1,400,000	Host Hotels & Resorts LP REIT 5.50%, 04/15/2035	1,409,236
	Huntington Bancshares Inc
765,000	5.71%, 02/02/2035	797,340
85,000	6.14%, 11/18/2039	88,452
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
636,000	5.25%, 05/15/2027	625,154
760,000	10.00%, 11/15/2029(b)	763,357
255,000	ING Groep NV 6.11%, 09/11/2034	275,818
310,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	306,126
2,075,000	Iron Mountain Inc REIT(b) 5.25%, 07/15/2030	2,052,106
	Jefferies Financial Group Inc
845,000	5.88%, 07/21/2028	879,780
1,040,000	6.20%, 04/14/2034	1,105,724
	JPMorgan Chase & Co
1,910,000	6.50%, Perpetual(i)	1,977,106
610,000	5.72%, 09/14/2033	645,091
615,000	6.25%, 10/23/2034	677,684
1,240,000	5.58%, 07/23/2036	1,285,486
	Kaisa Group Holdings Ltd(b)(g)(h)
74,267	7.72%, 12/28/2027 PIK rate, 7.72%	1,857
111,401	6.25%, 12/28/2028 PIK rate, 6.25%	2,367
185,669	6.50%, 12/28/2029 PIK rate, 6.50%	3,481
222,803	6.75%, 12/28/2030 PIK rate, 6.75%	3,064
334,206	7.00%, 12/28/2031 PIK rate, 7.00%	3,760
313,142	7.25%, 12/28/2032 PIK rate, 7.25%	3,523
1,110,000	KeyCorp 6.40%, 03/06/2035	1,204,573

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	$ 1,066,566
1,610,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	1,581,331
200,000	Logan Group Co Ltd(h) 4.25%, 07/12/2025	16,642
	Macquarie Airfinance Holdings Ltd(b)
680,000	5.20%, 03/27/2028	691,587
65,000	6.40%, 03/26/2029	68,453
200,000	5.15%, 03/17/2030	202,796
140,000	6.50%, 03/26/2031	149,969
1,420,000	Marsh & McLennan Cos Inc 5.00%, 03/15/2035	1,437,366
	MetLife Inc
245,000	9.25%, 04/08/2038(b)	294,042
915,000	10.75%, 08/01/2039	1,222,444
985,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	978,254
	Morgan Stanley
925,000	6.34%, 10/18/2033	1,016,613
1,610,000	5.42%, 07/21/2034	1,677,461
1,590,000	5.83%, 04/19/2035	1,695,008
1,480,000	2.48%, 09/16/2036	1,285,568
435,000	5.30%, 04/20/2037	441,319
4,063,000	5.95%, 01/19/2038	4,259,974
145,000	5.94%, 02/07/2039	151,815
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,571,428
1,015,000	Nationstar Mortgage Holdings Inc(b) 5.75%, 11/15/2031	1,025,661
950,000	NatWest Group PLC 6.48%, 06/01/2034	999,283
	Navient Corp
35,000	6.75%, 06/15/2026	35,400
675,000	5.00%, 03/15/2027	671,959
	Nippon Life Insurance Co(b)
805,000	6.25%, 09/13/2053	854,027
480,000	6.50%, 04/30/2055	516,834
1,094,000	Office Properties Income Trust REIT(b) 9.00%, 09/30/2029	700,160
	OneMain Finance Corp
145,000	6.13%, 05/15/2030	146,839
1,330,000	7.13%, 11/15/2031	1,379,187
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	569,751
560,000	Phoenix Aviation Capital Ltd(b) 9.25%, 07/15/2030	595,792
1,365,000	PNC Financial Services Group Inc 5.58%, 01/29/2036	1,424,243
232,000	Port of Spain Waterfront Development 7.88%, 02/19/2040	235,480
Principal Amount(a)		Fair Value
Financial — (continued)
	Prudential Financial Inc
338,000	5.13%, 03/01/2052	$ 339,224
560,000	6.75%, 03/01/2053	603,913
485,000	6.50%, 03/15/2054(f)	519,000
935,000	Reinsurance Group of America Inc 6.65%, 09/15/2055	981,461
595,000	Rocket Cos Inc(b) 6.38%, 08/01/2033	614,108
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
2,860,000	2.88%, 10/15/2026	2,801,453
900,000	3.63%, 03/01/2029	858,354
375,000	3.88%, 03/01/2031	350,191
2,160,000	4.00%, 10/15/2033(f)	1,972,692
590,000	Service Properties Trust REIT 4.95%, 02/15/2027	587,774
	Shimao Group Holdings Ltd(b)
688,698	0.00%, 07/21/2026(h)(j)	37,878
6,350	5.00%, 07/21/2031(g) PIK rate, 6.00%	258
124,545	Sino-Ocean Group Holding Ltd(b) 3.00%, 03/27/2033	16,176
	Societe Generale SA(b)
1,220,000	6.07%, 01/19/2035(f)	1,281,804
1,510,000	5.44%, 10/03/2036	1,506,089
	State Street Corp
675,000	6.70%, Perpetual(f)(i)	702,057
525,000	6.12%, 11/21/2034	568,142
1,525,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,366,093
1,270,000	Sumitomo Life Insurance Co(b) 5.88%, 09/10/2055	1,292,995
	Sunac China Holdings Ltd(b)(h)
59,471	6.25%, 09/30/2026	8,802
119,232	6.50%, 09/30/2027	17,646
179,282	6.75%, 09/30/2028	26,534
179,716	7.00%, 09/30/2029	26,283
84,635	7.25%, 09/30/2030	12,526
	Synchrony Financial
585,000	5.94%, 08/02/2030	606,371
335,000	5.45%, 03/06/2031	341,354
843,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	830,802
405,000	Times China Holdings Ltd(h) 6.20%, 03/22/2026	13,567
810,000	Toronto-Dominion Bank 8.13%, 10/31/2082	856,114
	Truist Financial Corp
565,000	5.12%, 01/26/2034	574,040
775,000	5.87%, 06/08/2034	821,132
	UBS Group AG(b)
980,000	6.60%, Perpetual(i)	985,244

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
75,000	9.25%, Perpetual(i)	$ 89,315
675,000	6.44%, 08/11/2028	701,350
745,000	5.62%, 09/13/2030	778,093
1,080,000	4.99%, 08/05/2033	1,091,846
975,000	6.54%, 08/12/2033	1,075,507
250,000	9.02%, 11/15/2033	313,217
925,000	5.70%, 02/08/2035	974,496
	UniCredit SpA(b)
600,000	3.13%, 06/03/2032	552,862
400,000	5.86%, 06/19/2032	406,240
280,000	5.46%, 06/30/2035	282,288
1,150,000	VICI Properties LP / VICI Note Co Inc REIT(b) 3.88%, 02/15/2029	1,122,790
1,920,000	VICI Properties LP REIT 5.13%, 05/15/2032	1,938,898
	Wells Fargo & Co
890,000	3.90%, Perpetual(f)(i)	881,357
935,000	5.39%, 04/24/2034	971,522
1,715,000	4.89%, 09/15/2036	1,711,572
	Yuzhou Group Holdings Co Ltd(g)
56,368	7.00%, 06/30/2027 PIK rate, 7.00%	7,020
47,788	4.00%, 06/30/2028 PIK rate, 4.00%	1,434
83,220	4.50%, 06/30/2029 PIK rate, 4.50%	2,267
111,080	5.00%, 06/30/2030 PIK rate, 5.00%	2,130
155,826	5.50%, 06/30/2031 PIK rate, 5.50%	2,490
58,602	1.00%, 06/30/2034 PIK rate, 1.00%	59
		141,569,807
Industrial — 4.35%
445,000	Amrize Finance US LLC(b) 5.40%, 04/07/2035	458,411
	Axon Enterprise Inc(b)
205,000	6.13%, 03/15/2030	210,541
100,000	6.25%, 03/15/2033	102,930
2,480,000	BAE Systems PLC(b) 5.30%, 03/26/2034	2,569,881
2,335,000	Ball Corp 5.50%, 09/15/2033	2,360,099
965,000	BNSF Funding Trust I 6.61%, 12/15/2055	964,008
	Boeing Co
1,035,000	5.15%, 05/01/2030	1,062,071
1,297,000	3.63%, 02/01/2031	1,242,261
265,000	6.39%, 05/01/2031	288,615
1,190,000	6.53%, 05/01/2034	1,315,505
928,000	5.71%, 05/01/2040	946,915
2,905,000	5.81%, 05/01/2050	2,902,280
1,380,000	6.86%, 05/01/2054	1,574,170
605,000	5.93%, 05/01/2060	604,392
395,000	7.01%, 05/01/2064	457,273
Principal Amount(a)		Fair Value
Industrial — (continued)
870,000	Builders FirstSource Inc(b) 6.38%, 03/01/2034	$ 896,192
	Cemex SAB de CV(b)
995,000	5.13%, Perpetual(i)	990,865
500,000	7.20%, Perpetual(i)	522,750
640,000	3.88%, 07/11/2031	607,391
965,000	Cornerstone Building Brands Inc(b) 9.50%, 08/15/2029	937,633
867,000	DAE Funding LLC(b) 3.38%, 03/20/2028	837,872
860,000	FTAI Aviation Investors LLC(b) 7.00%, 06/15/2032	900,009
	GFL Environmental Inc(b)
380,000	4.38%, 08/15/2029	370,732
565,000	6.75%, 01/15/2031	591,228
686,000	Global Infrastructure Solutions Inc(b) 7.50%, 04/15/2032	724,153
1,075,000	Graham Packaging Co Inc(b) 7.13%, 08/15/2028	1,076,910
281,000	IHS Holding Ltd(b) 8.25%, 11/29/2031	295,077
2,355,000	Ingersoll Rand Inc 5.70%, 08/14/2033	2,501,769
1,325,000	Jabil Inc 3.00%, 01/15/2031	1,220,227
	JH North America Holdings Inc(b)
712,000	5.88%, 01/31/2031	722,904
2,210,000	6.13%, 07/31/2032	2,263,646
	L3Harris Technologies Inc
1,000,000	5.40%, 07/31/2033	1,042,338
1,445,000	5.35%, 06/01/2034	1,497,425
1,529,000	LSB Industries Inc(b) 6.25%, 10/15/2028	1,508,316
1,220,000	Mauser Packaging Solutions Holding Co(b) 9.25%, 04/15/2027	1,222,791
555,000	Maxam Prill SARL(b) 7.75%, 07/15/2030	558,709
596,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	597,323
930,000	Nordson Corp 5.80%, 09/15/2033	992,406
175,000	Otis Worldwide Corp 5.13%, 09/04/2035	177,067
	Owens Corning
1,390,000	5.70%, 06/15/2034	1,464,239
1,127,000	7.00%, 12/01/2036	1,288,303
1,650,000	Quikrete Holdings Inc(b) 6.38%, 03/01/2032	1,709,143
1,136,000	Regal Rexnord Corp 6.40%, 04/15/2033	1,219,549
290,000	Sealed Air Corp(b) 6.50%, 07/15/2032	300,356
1,220,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	1,170,800

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	Sensata Technologies Inc(b)
50,000	4.38%, 02/15/2030	$ 48,258
245,000	3.75%, 02/15/2031	226,105
	SMBC Aviation Capital Finance Designated Activity Co(b)
415,000	5.45%, 05/03/2028	425,434
805,000	5.10%, 04/01/2030(f)	822,638
790,000	Sonoco Products Co 5.00%, 09/01/2034	781,391
	TD SYNNEX Corp
985,000	1.75%, 08/09/2026	963,017
1,530,000	6.10%, 04/12/2034	1,626,568
265,000	TopBuild Corp(b) 4.13%, 02/15/2032	248,424
	TransDigm Inc(b)
485,000	6.88%, 12/15/2030	502,525
740,000	6.63%, 03/01/2032	761,863
1,775,000	Trimble Inc 6.10%, 03/15/2033	1,908,093
	Trivium Packaging Finance BV(b)
90,000	8.25%, 07/15/2030	96,007
395,000	12.25%, 01/15/2031	427,525
969,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	948,764
		57,054,087
Technology — 3.08%
1,595,000	Atlassian Corp 5.50%, 05/15/2034	1,643,181
	Booz Allen Hamilton Inc
245,000	3.88%, 09/01/2028(b)	240,220
555,000	4.00%, 07/01/2029(b)(f)	541,437
510,000	5.95%, 08/04/2033(f)	535,577
	Broadcom Inc(b)
3,980,000	3.47%, 04/15/2034	3,632,152
575,000	3.14%, 11/15/2035	497,470
24,000	3.19%, 11/15/2036	20,481
1,791,000	4.93%, 05/15/2037	1,786,197
	CDW LLC / CDW Finance Corp
235,000	3.28%, 12/01/2028	226,998
995,000	3.25%, 02/15/2029	952,992
1,575,000	3.57%, 12/01/2031	1,470,394
1,195,000	5.55%, 08/22/2034	1,225,300
910,000	Cloud Software Group Inc(b) 9.00%, 09/30/2029	943,858
461,000	Consensus Cloud Solutions Inc(b) 6.50%, 10/15/2028	463,029
1,140,000	Dell International LLC / EMC Corp 5.10%, 02/15/2036	1,133,641
	Entegris Inc(b)
1,850,000	4.75%, 04/15/2029	1,834,132
595,000	3.63%, 05/01/2029	565,500
Principal Amount(a)		Fair Value
Technology — (continued)
875,000	Fair Isaac Corp(b) 6.00%, 05/15/2033	$ 885,888
	Fiserv Inc
645,000	4.55%, 02/15/2031	647,391
1,440,000	5.63%, 08/21/2033	1,511,786
855,000	Foundry JV Holdco LLC(b) 5.88%, 01/25/2034	890,711
	Gartner Inc(b)
445,000	3.63%, 06/15/2029	426,379
445,000	3.75%, 10/01/2030	420,231
370,000	Helios Software Holdings Inc / ION Corporate Solutions Finance SARL(b) 8.75%, 05/01/2029	383,489
	Leidos Inc
100,000	4.38%, 05/15/2030	99,686
230,000	2.30%, 02/15/2031	205,229
330,000	5.40%, 03/15/2032	342,831
915,000	5.75%, 03/15/2033	966,399
665,000	5.50%, 03/15/2035	689,024
	Micron Technology Inc
1,880,000	5.88%, 09/15/2033	1,999,939
840,000	6.05%, 11/01/2035	897,488
	MSCI Inc
1,212,000	3.63%, 09/01/2030(b)	1,156,804
200,000	3.25%, 08/15/2033(b)	178,696
755,000	5.25%, 09/01/2035	761,251
	NetApp Inc
550,000	5.50%, 03/17/2032	572,244
500,000	5.70%, 03/17/2035	522,666
	Open Text Corp(b)
215,000	6.90%, 12/01/2027	223,690
95,000	3.88%, 02/15/2028	92,381
465,000	3.88%, 12/01/2029	439,541
	Oracle Corp
565,000	5.50%, 08/03/2035	581,219
1,530,000	5.20%, 09/26/2035	1,538,425
855,000	3.95%, 03/25/2051	635,700
415,000	Paychex Inc 5.60%, 04/15/2035	434,456
631,000	Rackspace Technology Global Inc(b) 5.38%, 12/01/2028	164,060
810,000	Rocket Software Inc(b) 9.00%, 11/28/2028	834,966
691,000	Science Applications International Corp(b) 4.88%, 04/01/2028	684,006
40,000	Seagate Data Storage Technology Pte Ltd(b) 4.09%, 06/01/2029	38,697
	Synopsys Inc
700,000	5.15%, 04/01/2035	712,078
815,000	5.70%, 04/01/2055	822,523
850,000	VMware LLC 2.20%, 08/15/2031	749,719
	Western Digital Corp
116,000	4.75%, 02/15/2026	115,932
1,140,000	2.85%, 02/01/2029	1,071,774
		40,409,858

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — 1.48%
565,000	AES Corp 7.60%, 01/15/2055	585,259
970,000	Capital Power US Holdings Inc(b) 6.19%, 06/01/2035	1,017,505
1,275,000	CMS Energy Corp 4.75%, 06/01/2050	1,243,465
248,000	Comision Ejecutiva Hidroelectrica del Rio Lempa(b) 8.65%, 01/24/2033	259,259
	Dominion Energy Inc
535,000	7.00%, 06/01/2054	580,093
715,000	6.20%, 02/15/2056	719,679
750,000	Duke Energy Corp(f) 5.45%, 06/15/2034	780,111
540,000	Electricite de France SA(b) 6.90%, 05/23/2053	602,460
775,000	Enel Finance International NV(b) 7.50%, 10/14/2032	893,469
975,000	Entergy Corp 7.13%, 12/01/2054	1,018,777
450,000	Eskom Holdings (b) 8.45%, 08/10/2028	480,768
1,235,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	1,307,814
225,000	Limak Yenilenebilir Enerji AS(b) 9.63%, 08/12/2030	223,819
431,000	National Rural Utilities Cooperative Finance Corp(c) 7.48%, 04/30/2043 3-mo. SOFR + 3.17%	429,055
1,040,000	NextEra Energy Capital Holdings Inc 6.50%, 08/15/2055	1,101,637
	NRG Energy Inc(b)
1,245,000	4.45%, 06/15/2029	1,234,529
1,470,000	7.00%, 03/15/2033	1,625,376
	Pacific Gas & Electric Co
100,000	5.45%, 06/15/2027	101,672
320,000	3.25%, 06/01/2031	294,254
235,000	4.30%, 03/15/2045	188,538
675,000	PacifiCorp 5.80%, 01/15/2055	661,582
815,000	Southern California Edison Co 6.00%, 01/15/2034	853,353
845,000	Southern Co 5.70%, 03/15/2034	892,450
210,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	222,558
190,000	Southern Power Co 4.90%, 10/01/2035	187,378
729,000	Vistra Corp(b)(i) 8.00%, Perpetual	745,663
	Vistra Operations Co LLC(b)
885,000	6.88%, 04/15/2032	925,601
Principal Amount(a)		Fair Value
Utilities — (continued)
220,000	5.70%, 12/30/2034	$ 227,661
		19,403,785
TOTAL CORPORATE BONDS AND NOTES — 41.39% (Cost $532,661,939)		$542,657,609
CONVERTIBLE BONDS
Communications — 0.17%
173,000	DoorDash Inc(b)(j) (2.64%), 05/15/2030	196,614
450,532	EchoStar Corp(g) 3.88%, 11/30/2030 PIK rate, 0.00%	1,108,309
27,000	InterDigital Inc 3.50%, 06/01/2027	120,731
68,000	Lyft Inc(b)(j) (3.51%), 09/15/2030	82,042
166,000	MakeMyTrip Ltd(b)(j) (1.14%), 07/01/2030	171,383
58,000	Sea Ltd 2.38%, 12/01/2025	114,521
56,000	Spotify USA Inc(j) (58.52%), 03/15/2026	76,524
114,000	Uber Technologies Inc 0.88%, 12/01/2028	167,580
104,000	Wix.com Ltd(b)(j) (1.70%), 09/15/2030	113,568
		2,151,272
Consumer, Cyclical — 0.02%
79,000	Freshpet Inc 3.00%, 04/01/2028	88,796
158,000	NCL Corp Ltd(b) 0.88%, 04/15/2030	185,946
		274,742
Consumer, Non-Cyclical — 0.07%
127,000	Euronet Worldwide Inc(b) 0.63%, 10/01/2030	120,967
219,000	Global Payments Inc 1.50%, 03/01/2031	200,441
200,000	Jazz Investments I Ltd 3.13%, 09/15/2030	237,300
274,000	Post Holdings Inc 2.50%, 08/15/2027	307,428
		866,136
Energy — 0.01%
125,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	125,188
Financial — 0.00%(k)
	Kaisa Group Holdings Ltd(b)(h)(j)
74,267	0.00%, 12/31/2026	1,671
92,838	0.00%, 12/31/2027	1,741

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
148,535	0.00%, 12/31/2028	$ 2,785
148,535	0.00%, 12/31/2029	2,785
185,669	0.00%, 12/31/2030	3,481
185,669	0.00%, 12/31/2031	3,481
350,277	0.00%, 12/31/2032	6,568
307,807	Sino-Ocean Group Holding Ltd(b)(j) 0.00%, 03/27/2027	2,309
		24,821
Industrial — 0.04%
88,000	Advanced Energy Industries Inc 2.50%, 09/15/2028	121,836
89,000	Fluor Corp 1.13%, 08/15/2029	105,598
48,000	Granite Construction Inc 3.75%, 05/15/2028	115,488
171,000	Itron Inc 1.38%, 07/15/2030	195,966
		538,888
Technology — 0.17%
73,000	Cloudflare Inc(b)(j) (2.54%), 06/15/2030	82,892
122,000	Commvault Systems Inc(b)(j) (0.65%), 09/15/2030	125,904
200,000	CyberArk Software Ltd(b)(j) (3.65%), 06/15/2030	222,080
264,000	Datadog Inc(b)(j) 0.24%, 12/01/2029	261,360
201,000	Guidewire Software Inc(b) 1.25%, 11/01/2029	233,768
105,000	Nova Ltd(b)(j) (3.40%), 09/15/2030	126,225
199,000	Nutanix Inc(b) 0.50%, 12/15/2029	224,015
253,000	Rubrik Inc(b)(j) (0.24%), 06/15/2030	255,909
45,000	Seagate HDD Cayman 3.50%, 06/01/2028	129,600
144,000	Snowflake Inc(j) (9.02%), 10/01/2029	225,432
134,000	Tyler Technologies Inc 0.25%, 03/15/2026	147,065
179,000	Zscaler Inc(b)(j) 0.31%, 07/15/2028	177,478
		2,211,728
Utilities — 0.03%
102,000	Evergy Inc 4.50%, 12/15/2027	128,163
117,000	FirstEnergy Corp(b) 3.88%, 01/15/2031	126,243
Principal Amount(a)		Fair Value
Utilities — (continued)
128,000	UGI Corp 5.00%, 06/01/2028	$ 163,606
		418,012
TOTAL CONVERTIBLE BONDS — 0.51% (Cost $6,215,010)		$6,610,787
FOREIGN GOVERNMENT BONDS AND NOTES
526,000	Abu Dhabi Government International Bond(b) 3.88%, 04/16/2050	431,299
	Angolan Government International Bond(b)
451,000	8.00%, 11/26/2029	438,906
1,390,000	8.75%, 04/14/2032	1,325,680
	Argentine Republic Government International Bond(d)
4,303,200	0.75%, 07/09/2030	2,889,599
543,000	4.13%, 07/09/2035	282,089
636,000	3.50%, 07/09/2041	305,312
4,335,000	Australia Government Bond AUD, 1.00%, 11/21/2031	2,419,982
	Benin Government International Bond(b)
232,000	7.96%, 02/13/2038	237,425
356,000	8.38%, 01/23/2041	372,410
36,157	Brazil Notas do Tesouro Nacional Serie F(h) BRL, 10.00%, 01/01/2031	6,115,728
	Brazilian Government International Bond
290,000	6.25%, 03/18/2031	305,153
730,000	6.00%, 10/20/2033	747,520
1,421,000	6.63%, 03/15/2035	1,476,774
1,034,000	7.25%, 01/12/2056	1,045,736
4,695,000	Bundesschatzanweisungen EUR, 1.90%, 09/16/2027	5,499,299
	Chile Government International Bond
211,000	3.50%, 01/31/2034	193,044
2,165,000	5.65%, 01/13/2037	2,274,657
400,000	4.34%, 03/07/2042	353,240
265,000	5.33%, 01/05/2054	256,692
1,440,000	3.10%, 01/22/2061	889,704
2,321,000	3.25%, 09/21/2071	1,440,645
	Colombia Government International Bond
868,000	7.38%, 04/25/2030	922,944
1,796,000	8.00%, 11/14/2035	1,927,108
358,000	8.75%, 11/14/2053	392,601
477,000	Costa Rica Government International Bond(b) 7.30%, 11/13/2054	522,001
60,580,000	Czech Republic Government Bond CZK, 1.75%, 06/23/2032	2,495,705

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Dominican Republic International Bond
496,000	6.60%, 06/01/2036(b)	$ 519,064
675,000	6.95%, 03/15/2037(b)	720,529
864,000	6.95%, 03/15/2037	922,277
814,000	Eagle Funding Luxco SARL(b) 5.50%, 08/17/2030	825,852
	Ecuador Government International Bond(d)
1,561,899	6.90%, 07/31/2030	1,382,281
245,000	5.00%, 07/31/2040	161,088
	Egypt Government International Bond(b)
158,000	8.63%, 02/04/2030	167,483
780,000	5.88%, 02/16/2031	723,675
1,176,000	8.50%, 01/31/2047	1,035,996
654,000	8.75%, 09/30/2051	582,536
	El Salvador Government International Bond
263,000	8.63%, 02/28/2029(b)	280,802
334,000	9.25%, 04/17/2030	364,060
238,000	8.25%, 04/10/2032(b)	252,399
696,000	7.65%, 06/15/2035	705,574
223,000	7.63%, 02/01/2041	213,076
410,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050	309,881
1,082,000	Ethiopia International Bond(b)(h) 6.63%, 12/11/2024	1,036,015
	Gabon Government International Bond
211,000	9.50%, 02/18/2029	197,524
820,000	6.63%, 02/06/2031(b)	659,441
250,000	7.00%, 11/24/2031(b)	199,923
	Ghana Government International Bond
6,640	0.00%, 07/03/2026(b)(j)	6,408
4,864	0.00%, 07/03/2026(j)	4,694
18,811	0.00%, 01/03/2030(b)(j)	16,094
13,779	0.00%, 01/03/2030(j)	11,790
1,055,792	5.00%, 07/03/2035(d)	888,576
860,000	Guatemala Government Bond(b) 6.88%, 08/15/2055	901,065
231,000	Honduras Government International Bond(b) 8.63%, 11/27/2034	253,523
	Hungary Government International Bond
239,000	2.13%, 09/22/2031(h)	205,339
1,450,000	6.25%, 09/22/2032(b)	1,555,167
378,000	5.50%, 06/16/2034(b)	384,144
612,000	6.00%, 09/26/2035(b)	640,242
1,764,000	5.50%, 03/26/2036(b)	1,777,041
	Indonesia Government International Bond
250,000	4.55%, 01/11/2028	252,225
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
838,000	2.85%, 02/14/2030	$ 790,844
224,000	4.75%, 09/10/2034	223,465
1,836,000	5.60%, 01/15/2035(f)	1,941,253
507,000	4.20%, 10/15/2050	418,108
113,000	5.10%, 02/10/2054(f)	107,946
106,000	3.20%, 09/23/2061	67,773
	Ivory Coast Government International Bond(b)
512,000	7.63%, 01/30/2033	532,473
828,000	6.13%, 06/15/2033	793,830
432,000	8.08%, 04/01/2036	446,645
1,010,000	Jordan Government International Bond(b) 5.85%, 07/07/2030	1,005,879
1,035,000	KSA Ijarah Sukuk Ltd(b)(f) 4.88%, 09/09/2035	1,044,098
1,665,000	Kyrgyz Republic International Bond(b) 7.75%, 06/03/2030	1,676,709
758,000	Lebanon Government International Bond(h) 7.00%, 03/23/2032	170,984
11,000,000	Malaysia Government Bond MYR, 2.63%, 04/15/2031	2,521,046
	Mexican Bonos
256,200(l)	MXN, 8.50%, 05/31/2029	1,416,693
706,000(l)	MXN, 8.50%, 11/18/2038	3,708,984
258,000(l)	MXN, 7.75%, 11/13/2042	1,225,371
	Mexico Government International Bond
3,451,000	5.38%, 03/22/2033	3,440,647
1,465,000	3.50%, 02/12/2034	1,272,352
153,000	6.35%, 02/09/2035	161,571
335,000	6.63%, 01/29/2038	352,088
780,000	6.34%, 05/04/2053	757,770
306,000	3.77%, 05/24/2061	192,459
	Nigeria Government International Bond(b)
784,000	7.38%, 09/28/2033	741,547
1,274,000	10.38%, 12/09/2034	1,414,659
245,000	Oman Government International Bond 5.63%, 01/17/2028	250,930
	Panama Government International Bond
600,000	3.88%, 03/17/2028	588,540
276,000	7.50%, 03/01/2031	303,076
232,000	8.00%, 03/01/2038	264,039
736,000	3.87%, 07/23/2060	473,101
	Peruvian Government International Bond
477,000	5.38%, 02/08/2035	485,825
820,000	3.60%, 01/15/2072	520,618
	Philippine Government International Bond
437,000	5.50%, 02/04/2035	464,988
1,486,000	4.75%, 03/05/2035	1,496,571
1,090,000	3.70%, 03/01/2041	927,765
1,000,000	2.95%, 05/05/2045	716,120
800,000	2.65%, 12/10/2045	538,994

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
800,000	5.90%, 02/04/2050	$ 852,145
340,000	Republic of Armenia International Bond(b) 3.60%, 02/02/2031	305,519
750,000	Republic of Cameroon International Bond 9.50%, 07/31/2031	720,938
	Republic of Kenya Government International Bond(b)
100,000	9.75%, 02/16/2031	106,719
849,000	9.50%, 03/05/2036	869,792
	Republic of Poland Government International Bond
331,000	4.88%, 10/04/2033	335,343
1,161,000	5.13%, 09/18/2034	1,186,755
2,919,000	5.38%, 02/12/2035	3,028,675
	Republic of South Africa Government Bond
111,705,000	ZAR, 9.00%, 01/31/2040	5,919,037
51,600,000	ZAR, 8.75%, 02/28/2048	2,577,505
	Republic of South Africa Government International Bond
338,000	5.88%, 06/22/2030	345,622
1,617,000	5.65%, 09/27/2047	1,298,279
	Republic of Uzbekistan International Bond
755,000	EUR, 5.38%, 05/29/2027(b)	912,369
300,000	7.85%, 10/12/2028(b)	322,557
440,000	EUR, 5.10%, 02/25/2029(b)	536,542
510,000	EUR, 5.10%, 02/25/2029	621,900
200,000	3.70%, 11/25/2030	184,671
855,000	3.90%, 10/19/2031	785,328
2,595,000	6.90%, 02/28/2032(b)	2,788,085
820,000	6.95%, 05/25/2032(b)	882,080
	Romanian Government International Bond(b)
1,344,000	5.88%, 01/30/2029	1,380,931
2,205,000	EUR, 5.88%, 07/11/2032	2,650,919
976,000	7.13%, 01/17/2033	1,041,278
407,000	6.38%, 01/30/2034	412,004
238,000	5.75%, 03/24/2035	229,176
1,252,000	6.63%, 05/16/2036	1,270,872
780,000	EUR, 6.75%, 07/11/2039	937,740
	Saudi Government International Bond
680,000	5.50%, 10/25/2032(b)	719,862
1,476,000	5.63%, 01/13/2035(b)	1,572,451
565,000	5.63%, 01/13/2035(f)	602,431
1,131,000	4.50%, 10/26/2046(b)	981,151
	Senegal Government International Bond
330,000	7.75%, 06/10/2031	266,165
537,000	6.25%, 05/23/2033(b)	387,643
622,000	Serbia International Bond(b) 6.50%, 09/26/2033	674,757
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Sri Lanka Government International Bond(b)
62,826	4.00%, 04/15/2028	$ 59,999
129,229	3.10%, 01/15/2030(d)	121,217
131,870	3.35%, 03/15/2033(d)	113,144
771,042	3.60%, 06/15/2035(d)	562,475
123,647	3.60%, 02/15/2038(d)	109,860
	Trinidad & Tobago Government International Bond
214,000	5.95%, 01/14/2031(b)	217,060
136,000	6.40%, 06/26/2034(b)	138,706
253,000	6.40%, 06/26/2034	258,035
	Turkiye Government Bond
94,830,000	TRY, 37.00%, 02/18/2026	2,280,284
85,625,000	TRY, 36.00%, 08/12/2026	2,037,823
	Turkiye Government International Bond
1,865,000	9.13%, 07/13/2030	2,109,152
264,000	7.25%, 05/29/2032	274,824
1,415,000	7.63%, 05/15/2034	1,500,439
1,748,000	6.95%, 09/16/2035	1,759,577
598,000	6.63%, 02/17/2045	534,126
199,000	UAE International Government Bond(b) 4.05%, 07/07/2032	199,976
	Ukraine Government International Bond(d)
107,444	4.50%, 02/01/2029	73,862
30,723	15.42%, 02/01/2030	16,131
409,000	4.50%, 02/01/2034(b)	230,252
114,812	10.84%, 02/01/2034	47,611
939,860	4.50%, 02/01/2035	517,136
1,119,023	7.90%, 02/01/2035	542,645
58,769	4.50%, 02/01/2036	31,987
	Uruguay Government International Bond
35,540,000	UYU, 8.50%, 03/15/2028	905,082
34,665,000	UYU, 9.75%, 07/20/2033	951,346
2,135,000	5.10%, 06/18/2050	2,018,642
43,000	4.98%, 04/20/2055	39,109
	Venezuela Government International Bond(h)
510,000	7.65%, 04/21/2025	102,765
895,000	9.38%, 01/13/2034	241,740
339,389	Zambia Government International Bond(b)(d) 5.75%, 06/30/2033	324,396
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 10.92% (Cost $138,683,170)		$143,199,440
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.36%
	A&D Mortgage Trust(b)
	Series 2023-NQM3 Class A1
822,108	6.73%, 07/25/2068(d)	830,011

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-NQM2 Class A1
1,294,748	5.79%, 06/25/2070(e)	$ 1,306,512
	Ajax Mortgage Loan Trust(b)(d)
	Series 2019-D Class A1
106,902	2.96%, 09/25/2065	103,292
	Series 2022-B Class A1
1,152,216	3.50%, 03/27/2062	1,118,527
1,725,000	ALA Trust(b)(c) Series 2025-OANA Class A 5.89%, 06/15/2040 1-mo. SOFR + 1.74%	1,733,625
	Angel Oak Mortgage Trust(b)
	Series 2021-3 Class A2
252,527	1.31%, 05/25/2066(e)	220,427
	Series 2022-5 Class A1
1,477,748	4.50%, 05/25/2067(d)	1,469,324
	Series 2023-1 Class A1
2,397,164	4.75%, 09/26/2067(d)	2,386,456
315,000	Arixa Mortgage Trust(b) Series 2025-RTL1 Class A1 5.74%, 08/25/2030	316,326
	Arroyo Mortgage Trust(b)
	Series 2019-1 Class A1
85,135	3.81%, 01/25/2049(e)	83,111
	Series 2019-2 Class A1
343,759	3.35%, 04/25/2049(e)	334,557
	Series 2020-1 Class A3
1,810,000	3.33%, 03/25/2055	1,649,918
294,921	ATLX Trust(b)(d) Series 2024-RPL2 Class A1 3.85%, 04/25/2063	284,276
480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	414,327
	Barclays Commercial Mortgage Securities Trust(b)(c)
	Series 2018-CBM Class A
1,629,000	5.45%, 07/15/2037 1-mo. SOFR + 1.30%	1,590,062
	Series 2018-TALL Class A
1,260,000	5.07%, 03/15/2037 1-mo. SOFR + 0.92%	1,193,903
	BPR Trust(b)(c)
	Series 2021-NRD Class B
130,000	6.28%, 12/15/2038 1-mo. SOFR + 2.12%	129,082
	Series 2021-NRD Class C
145,000	6.58%, 12/15/2038 1-mo. SOFR + 2.42%	142,943
	Series 2021-NRD Class D
90,000	7.87%, 12/15/2038 1-mo. SOFR + 3.72%	88,497
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-STAR Class A
480,000	7.38%, 08/15/2039 1-mo. SOFR + 3.23%	$ 479,942
69,064	Bunker Hill Loan Depositary Trust(b)(d) Series 2019-2 Class A1 2.88%, 07/25/2049	67,709
	BX Trust(b)
	Series 2019-OC11 Class B
860,000	3.61%, 12/09/2041	819,696
	Series 2019-OC11 Class D
1,129,000	4.08%, 12/09/2041(e)	1,067,748
	Series 2022-AHP Class B
730,000	5.99%, 01/17/2039(c) 1-mo. SOFR + 1.84%	729,088
	Series 2022-CLS Class A
1,294,000	5.76%, 10/13/2027	1,303,497
	Series 2024-VLT4 Class A
415,000	5.64%, 06/15/2041(c) 1-mo. SOFR + 1.49%	415,259
	Series 2024-VLT5 Class B
105,000	5.99%, 11/13/2046(e)	107,843
	Series 2024-XL5 Class A
1,021,540	5.54%, 03/15/2041(c) 1-mo. SOFR + 1.39%	1,022,178
	Series 2025-ROIC Class C
1,055,882	5.69%, 03/15/2030(c) 1-mo. SOFR + 1.54%	1,053,242
	Series 2025-VLT6 Class A
2,460,000	5.59%, 03/15/2042(c) 1-mo. SOFR + 1.44%	2,459,231
	Series 2025-VLT7 Class A
900,000	5.85%, 07/15/2044(c) 1-mo. SOFR + 1.70%	902,250
	Series 2025-VLT7 Class B
790,000	6.15%, 07/15/2044(c) 1-mo. SOFR + 2.00%	792,963
111,526	CAFL Issuer LLC(b)(d) Series 2021-RTL1 Class A1 4.24%, 03/28/2029	111,526
1,540,000	CENT Trust(b)(e) Series 2025-CITY Class A 5.09%, 07/10/2040	1,557,418
1,260,541	Chase Home Lending Mortgage Trust(b)(e) Series 2024-RPL4 Class A1A 3.38%, 12/25/2064	1,140,835
	Citigroup Mortgage Loan Trust(b)(e)
	Series 2019-RP1 Class M2
185,000	4.00%, 01/25/2066	171,955
	Series 2025-INV1 Class A2
913,563	6.00%, 01/25/2055	926,053
	COLT Mortgage Loan Trust(b)
	Series 2022-4 Class A1
1,072,217	4.30%, 03/25/2067(e)	1,068,434

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-5 Class A1
2,070,682	4.55%, 04/25/2067(e)	$ 2,063,248
	Series 2024-29RA Class A2R
138,684	7.16%, 10/25/2068(d)	140,992
	COMM Mortgage Trust(b)
	Series 2012-LTRT Class A2
61,777	3.40%, 10/05/2030	60,001
	Series 2024-CBM Class A2
200,000	5.87%, 12/10/2041(e)	203,734
495,000	CoreVest American Finance Ltd(b)(d) Series 2023-RTL1 Class A1 7.55%, 12/28/2030	497,232
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
285,000	4.18%, 09/15/2037	245,029
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	73,475
	Series 2021-RPL4 Class A1
140,181	4.14%, 12/27/2060(e)	139,612
460,000	DC Commercial Mortgage Trust(b)(e) Series 2023-DC Class C 7.38%, 09/12/2040	477,304
1,500,863	Deephaven Residential Mortgage Trust(b)(e) Series 2022-1 Class A1 2.21%, 01/25/2067	1,377,337
	Ellington Financial Mortgage Trust(b)
	Series 2019-2 Class A3
28,280	3.05%, 11/25/2059(e)	27,017
	Series 2025-NQM2 Class A1
837,336	5.60%, 06/25/2070(d)	844,428
1,058,000	ELM Trust(b)(e) Series 2024-ELM Class A10 5.99%, 06/10/2039	1,068,807
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
164,439	5.96%, 07/15/2038 1-mo. SOFR + 1.81%	164,439
	Series 2021-ESH Class D
670,404	6.51%, 07/15/2038 1-mo. SOFR + 2.36%	670,404
	Series 2025-ESH Class C
105,000	6.00%, 10/15/2042 1-mo. SOFR + 1.85%	105,263
	Series 2025-ESH Class D
105,000	6.75%, 10/15/2042 1-mo. SOFR + 2.60%	105,328
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-ESH Class E
120,000	7.50%, 10/15/2042 1-mo. SOFR + 3.35%	$ 120,300
1,320,000	Fashion Show Mall LLC(b)(e) Series 2024-SHOW Class A 5.27%, 10/10/2041	1,338,864
820,000	Fontainebleau Miami Beach Mortgage Trust(b)(c) Series 2024-FBLU Class A 5.60%, 12/15/2039 1-mo. SOFR + 1.45%	820,256
90,977	GCAT Trust(b)(e) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	88,653
	GS Mortgage Securities Trust(e)
	Series 2013-G1 Class B
69,905	3.84%, 04/10/2031(b)	68,834
	Series 2013-PEMB Class A
130,000	3.67%, 03/05/2033(b)	109,850
	Series 2013-PEMB Class D
430,000	3.67%, 03/05/2033(b)	84,925
	Series 2014-GC22 Class B
200,000	4.39%, 06/10/2047	173,303
1,075,000	Houston Galleria Mall Trust(b)(e) Series 2025-HGLR Class A 5.64%, 02/05/2045	1,111,545
1,790,000	Hudson Yards Mortgage Trust(b)(e) Series 2025-SPRL Class A 5.65%, 01/13/2040	1,849,781
1,430,808	Imperial Fund Mortgage Trust(b)(d) Series 2022-NQM3 Class A1 4.38%, 05/25/2067	1,425,665
	JPMorgan Chase Commercial Mortgage Securities Trust(b)
	Series 2012-LC9 Class C
152,896	3.69%, 12/15/2047(e)	148,317
	Series 2024-OMNI Class A
1,535,000	5.99%, 10/05/2039(e)	1,565,847
	Series 2025-BMS Class A
400,000	5.75%, 01/15/2042(c) 1-mo. SOFR + 1.60%	399,250
	Series 2025-BMS Class B
300,000	6.15%, 01/15/2042(c) 1-mo. SOFR + 2.00%	299,250
	JPMorgan Mortgage Trust(b)(e)
	Series 2025-CES1 Class A1
899,384	5.67%, 05/25/2055	906,457

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-NQM2 Class A1
1,108,226	5.57%, 09/25/2065	$ 1,117,597
855,253	JPMorgan Seasoned Mortgage Trust(b)(e) Series 2024-1 Class A4 4.41%, 01/25/2063	837,634
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(e)	181,708
	Series 2021-GS4 Class A1
82,433	5.65%, 11/25/2060(d)	82,480
200,000	LEX Mortgage Trust(b)(e) Series 2024-BBG Class A 5.04%, 10/13/2033	201,195
1,680,000	LHOME Mortgage Trust(b)(d) Series 2024-RTL1 Class A1 7.02%, 01/25/2029	1,698,519
900,000	MetLife Securitization Trust(b)(e) Series 2017-1A Class M1 3.41%, 04/25/2055	822,088
	MFRA Trust
	Series 2020-NQM3 Class A1
435,337	1.01%, 01/26/2065(b)(e)	413,698
	Series 2022-INV2 Class A1
1,070,706	4.95%, 07/25/2057(b)(d)	1,068,452
	Series 2022-NQM2 Class A1
245,834	4.00%, 05/25/2067(b)(d)	242,420
	Series 2024-NPL1 Class A1
480,493	6.33%, 09/25/2054(d)	481,078
	Series 2024-NQM2 Class A1
1,333,804	5.27%, 08/25/2069(b)(d)	1,336,006
	Mill City Mortgage Loan Trust(b)(e)
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	560,495
	Series 2019-GS1 Class A1
98,719	2.75%, 07/25/2059	96,749
1,225,000	MIRA Trust(b) Series 2023-MILE Class A 6.75%, 06/10/2038	1,275,628
	Morgan Stanley BAML Trust
	Series 2012-CKSV Class A2
81,324	3.28%, 10/15/2030(b)	77,461
	Series 2013-C11 Class B
80,000	4.21%, 08/15/2046(e)	48,200
	Series 2013-C12 Class C
16,409	4.86%, 10/15/2046(e)	15,589
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,922,000	MSSG Trust(b) Series 2017-237P Class A 3.40%, 09/13/2039	$ 1,834,905
	New Residential Mortgage Loan Trust(b)
	Series 2017-2A Class A3
960,367	4.00%, 03/25/2057(e)	933,136
	Series 2021-NQ2R Class A1
241,240	0.94%, 10/25/2058(e)	230,726
	Series 2022-NQM2 Class A1
2,417,338	3.08%, 03/27/2062(e)	2,294,938
	Series 2024-RTL1 Class A1
615,000	6.66%, 03/25/2039(d)	619,642
	New York Mortgage Trust(b)
	Series 2022-CP1 Class A1
1,589,986	2.04%, 07/25/2061	1,500,350
	Series 2024-BPL2 Class A1
700,000	6.51%, 05/25/2039(d)	707,144
	Series 2024-BPL3 Class A1
340,000	5.27%, 09/25/2039(d)	340,387
	Series 2024-CP1 Class A1
1,796,608	3.75%, 02/25/2068(e)	1,667,154
	Series 2025-R1 Class A
107,753	6.38%, 02/25/2030(d)	107,960
	NYC Commercial Mortgage Trust(b)(e)
	Series 2025-299P Class A
930,000	5.85%, 02/10/2047	976,384
	Series 2025-300P Class A
2,155,000	4.88%, 07/13/2042	2,165,417
	Onslow Bay Financial LLC(b)
	Series 2023-NQM5 Class A1A
663,975	6.57%, 06/25/2063(d)	668,816
	Series 2023-NQM9 Class A1
1,059,982	7.16%, 10/25/2063(d)	1,077,677
	Series 2024-HYB2 Class A1
660,550	3.69%, 04/25/2053(e)	650,334
	Series 2024-NQM9 Class A1
818,598	6.03%, 01/25/2064(d)	828,494
74,226	Palisades Mortgage Loan Trust(b)(d) Series 2021-RTL1 Class A1 3.49%, 06/25/2026	74,226
	PMT Loan Trust(b)(e)
	Series 2024-INV2 Class A1
782,320	6.00%, 12/25/2059	793,016

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-INV7 Class A7
1,503,487	6.00%, 06/25/2056	$ 1,533,969
	Pretium Mortgage Credit Partners(b)
	Series 2024-NPL8 Class A1
517,486	5.96%, 11/25/2054(d)	518,041
	Series 2024-RPL1 Class A1
1,469,240	3.90%, 10/25/2063(e)	1,421,328
	Series 2025-NPL1 Class A1
1,199,952	6.06%, 02/25/2055(d)	1,204,434
	Series 2025-NPL3 Class A1
418,783	6.71%, 04/25/2055(d)	421,892
	Series 2025-NPL6 Class A1
403,522	5.74%, 06/25/2055(d)	405,516
	Series 2025-NPL8 Class A1
1,031,542	5.73%, 08/25/2055(d)	1,034,695
1,200,124	PRKCM Trust(b)(e) Series 2022-AFC1 Class A1A 4.10%, 04/25/2057	1,193,775
	PRP Advisors LLC(b)(d)
	Series 2024-5 Class A1
112,697	5.69%, 09/25/2029	112,719
	Series 2024-7 Class A1
275,790	5.87%, 11/25/2029	275,879
	Series 2025-2 Class A1
218,976	6.47%, 05/25/2030	219,770
97,274	RCKT Mortgage Trust(b)(e) Series 2020-1 Class A1 3.00%, 02/25/2050	84,334
1,252,660	RCO IX Mortgage LLC(b)(d) Series 2025-2 Class A1 6.51%, 04/25/2030	1,257,046
565,736	RCO VIII Mortgage LLC(b)(d) Series 2025-3 Class A1 6.43%, 05/25/2030	567,021
1,014,901	RCO X Mortgage LLC(b)(d) Series 2025-1 Class A1 5.88%, 01/25/2030	1,015,770
	Redwood Funding Trust(b)(d)
	Series 2023-1 Class A
213,334	7.50%, 07/25/2059	212,515
	Series 2025-1 Class A
726,174	7.58%, 05/27/2055	728,935
1,415,000	RFR Trust(b)(e) Series 2025-SGRM Class A 5.56%, 03/11/2041	1,446,815
1,410,000	RIDE(b)(e) Series 2025-SHRE Class C 6.32%, 02/14/2047	1,434,791
Principal Amount(a)		Fair Value
Non-Agency — (continued)
815,000	ROC Mortgage Trust(b)(d) Series 2024-RTL1 Class A1 5.59%, 10/25/2039	$ 819,553
	ROCC Trust(b)
	Series 2024-CNTR Class A
970,000	5.39%, 11/13/2041	999,406
	Series 2024-CNTR Class C
1,135,000	6.47%, 11/13/2041	1,178,865
190,000	TCO Commercial Mortgage Trust(b)(c) Series 2024-DPM Class A 5.39%, 12/15/2039 1-mo. SOFR + 1.24%	190,237
130,000	Toorak Mortgage Trust(b)(d) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	130,703
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	3.97%, 07/25/2056(e)	599,024
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(e)	625,735
	Series 2017-4 Class A2
1,036,000	3.00%, 06/25/2057(e)	983,077
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(e)	287,458
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(e)	145,589
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(e)	1,469,243
	Series 2019-2 Class A2
1,170,000	3.75%, 12/25/2058(e)	1,063,324
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(e)	821,618
	Series 2019-4 Class A1
143,113	2.90%, 10/25/2059(e)	137,529
	Series 2019-4 Class A2
615,000	3.25%, 10/25/2059(e)	559,758
	Series 2019-HY2 Class M1
925,000	5.87%, 05/25/2058(c) 1-mo. SOFR + 1.71%	928,704
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(e)	902,497
850,000	TVC Mortgage Trust(b)(d) Series 2024-RRTL1 Class A1 5.55%, 07/25/2039	851,469
	VCAT LLC(b)(d)
	Series 2025-NPL1 Class A1
341,799	5.88%, 01/25/2055	345,080
	Series 2025-NPL3 Class A1
829,727	5.89%, 02/25/2055	830,599

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
503,008	Verus Securitization Trust(b)(d) Series 2023-8 Class A1 6.26%, 12/25/2068	$ 508,465
	Visio Trust(b)
	Series 2019-2 Class A1
38,829	2.72%, 11/25/2054(e)	38,495
	Series 2020-1R Class A1
446,513	1.31%, 11/25/2055	431,237
	Series 2020-1R Class A2
51,931	1.57%, 11/25/2055	50,067
	Series 2022-1 Class A2
708,204	5.85%, 08/25/2057(d)	705,602
25,064	VOLT XCVII LLC(b)(d) Series 2021-NPL6 Class A1 6.24%, 04/25/2051	25,059
	Wells Fargo Commercial Mortgage Trust(e)
	Series 2013-LC12 Class B
6,810	3.91%, 07/15/2046	6,605
	Series 2016-C36 Class B
135,000	3.67%, 11/15/2059	126,985
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
212,515	4.28%, 08/15/2046(e)	204,752
	Series 2014-C20 Class B
121,709	4.38%, 05/15/2047	109,083
		109,559,556
U.S. Government Agency — 4.90%
	Federal Home Loan Mortgage Corp
2,218,114	5.50%, 12/01/2052	2,245,157
1,776,601	5.50%, 01/01/2053	1,799,596
3,062,321	4.50%, 08/01/2053	2,994,722
4,996,709	5.00%, 12/01/2053	4,968,197
5,830,383	6.00%, 10/01/2054	5,973,775
6,061,623	6.00%, 12/01/2054	6,195,119
13,309,736	5.50%, 01/01/2055	13,424,415
	Federal National Mortgage Association
1,384,834	5.00%, 10/01/2052	1,380,073
1,316,917	4.50%, 11/01/2052	1,283,009
937,840	5.00%, 11/01/2052	934,519
4,688,539	4.00%, 03/01/2053	4,421,055
1,149,055	5.50%, 07/01/2053	1,160,373
1,541,149	4.50%, 08/01/2053	1,503,623
2,695,677	5.50%, 08/01/2053	2,727,326
5,076,009	6.00%, 10/01/2053	5,196,616
2,489,158	6.00%, 08/01/2054	2,556,870
4,124,711	6.00%, 01/01/2055	4,219,386
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
1,370,903	4.00%, 03/01/2055	$ 1,295,147
		64,278,978
TOTAL MORTGAGE-BACKED SECURITIES — 13.26% (Cost $173,999,392)		$173,838,534
MUNICIPAL BONDS AND NOTES
1,085,000	Tobacco Settlement Financing Corp Series A-1, RB 6.71%, 06/01/2046	827,259
TOTAL MUNICIPAL BONDS AND NOTES — 0.06% (Cost $1,081,324)		$827,259
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
36,780,000	3.75%, 04/30/2027(m)	36,831,720
1,785,000	4.00%, 02/28/2030	1,805,709
35,945,000	4.00%, 03/31/2030	36,356,401
5,725,000	4.00%, 02/15/2034	5,710,016
5,000,000	4.63%, 02/15/2035	5,196,094
7,895,000	4.25%, 02/15/2054	7,287,455
4,000,000	4.63%, 05/15/2054	3,930,000
5,850,000	4.50%, 11/15/2054	5,632,682
5,000,000	4.63%, 02/15/2055	4,910,745
TOTAL U.S. TREASURY BONDS AND NOTES — 8.21% (Cost $106,918,148)		$107,660,822
Shares
COMMON STOCK
Communications — 0.02%
95,643	Altice USA Inc Class A(n)	230,500
Consumer, Non-Cyclical — 0.16%
24,900	BioMarin Pharmaceutical Inc(n)	1,313,380
5,681	Lannett Co Inc(n)	6,309
662	Rising Tide Holdings Inc(n)	1,490
39,512	Teva Pharmaceutical Industries Ltd Sponsored ADR(n)	798,142
		2,119,321
Financial — 0.00%(k)
27,230	Sunac China Holdings Ltd	5,944
54,029	Yuzhou Group Holdings Co Ltd(n)	1,770
		7,714

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — 0.02%
34,675	Cemex SAB de CV Sponsored ADR	$ 311,728
TOTAL COMMON STOCK — 0.20% (Cost $4,424,337)		$2,669,263
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.01%
1,400	QXO Inc 5.50%(n)	76,986
Financial — 0.06%
909,000	Charles Schwab Corp Series H 4.00%	852,972
TOTAL CONVERTIBLE PREFERRED STOCK — 0.07% (Cost $900,063)		$929,958
PREFERRED STOCK
Financial — 0.01%
2,000	Apollo Global Management Inc	141,089
Industrial — 0.04%
8,155	Boeing Co	566,446
Utilities — 0.02%
4,966	PG&E Corp	196,554
TOTAL PREFERRED STOCK — 0.07% (Cost $770,188)		$904,089
GOVERNMENT MONEY MARKET MUTUAL FUNDS
34,576,147	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(o), 4.09%(p)	34,576,147
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.64% (Cost $34,576,147)		$34,576,147
Principal Amount(a)		Fair Value
SHORT TERM INVESTMENTS
Convertible Bonds — 0.00%(k)
55,704	Kaisa Group Holdings Ltd(b)(h)(j) 0.00%, 12/31/2025	1,393
U.S. Treasury Bonds and Notes — 3.76%
	U.S. Treasury Bills(j)
7,595,000	4.23%, 12/18/2025	7,525,996
12,055,000	4.16%, 12/26/2025(f)	11,936,302
6,185,000	4.06%, 02/05/2026(f)	6,097,584
6,265,000	3.97%, 02/26/2026	6,164,413
6,365,000	3.80%, 03/12/2026(f)	6,258,058
11,450,000	3.80%, 03/26/2026	11,240,964
		49,223,317
TOTAL SHORT TERM INVESTMENTS — 3.76% (Cost $49,266,895)		$49,224,710
TOTAL INVESTMENTS — 99.60% (Cost $1,292,360,190)		$1,305,758,509
OTHER ASSETS & LIABILITIES, NET — 0.40%		$5,258,544
TOTAL NET ASSETS — 100.00%		$1,311,017,053

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of 144A securities was $580,804,531, representing 44.30% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2025.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2025. Maturity date disclosed represents final maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	All or a portion of the security is on loan as of September 30, 2025.
(g)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(h)	Security in default.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Represents less than 0.005% of net assets.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(n)	Non-income producing security.
(o)	Collateral received for securities on loan.
(p)	Rate shown is the 7-day yield as of September 30, 2025.
ADR	American Depositary Receipt
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	214	USD	24,075	Dec 2025	$107,021
U.S. 5 Year Treasury Note Futures	2,652	USD	289,586	Dec 2025	360,566
Short
U.S. 10 Year Treasury Ultra Futures	1,171	USD	134,756	Dec 2025	(1,459,370)
U.S. 2 Year Treasury Note Futures	127	USD	26,467	Dec 2025	(14,041)
U.S. Long Bond Futures	71	USD	8,278	Dec 2025	(173,060)
U.S. Ultra Bond Futures	64	USD	7,684	Dec 2025	(196,449)
				Net Depreciation	$(1,375,333)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CZK	Czech Koruna
EUR	Euro Dollar
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.59%
$ 250,000	Allegro XII Ltd(a)(b) Series 2020-1A Class A1R 5.77%, 07/21/2037 3-mo. SOFR + 1.44%	250,848
550,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	566,184
334,763	Angel Oak Mortgage Trust (a)(b) Series 2025-HB1 Class A1 6.16%, 02/25/2055 1-mo. SOFR + 1.80%	336,985
1,160,000	Apidos XXXIV(a)(b) Series 2020-34A Class A1R 5.74%, 01/20/2035 3-mo. SOFR + 1.41%	1,161,208
700,000	Bain Capital Credit Ltd(a)(b) Series 2022-2A Class A1R 5.48%, 04/22/2035 3-mo. SOFR + 1.15%	701,037
351,000	Bank of America Auto Trust(a) Series 2023-2A Class A4 5.66%, 11/15/2029	358,182
	Birch Grove Ltd(a)(b)
	Series 2021-2A Class A1R
400,000	5.73%, 10/19/2037 3-mo. SOFR + 1.40%	401,233
	Series 2024-8A Class A1
600,000	5.96%, 04/20/2037 3-mo. SOFR + 1.63%	602,501
1,150,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	1,150,390
237,018	Capital One Prime Auto Receivables Trust Series 2022-1 Class A3 3.17%, 04/15/2027	236,518
1,315,000	Carmax Auto Owner Trust Series 2025-2 Class A2A 4.59%, 07/17/2028	1,320,750
1,540,000	Cathedral Lake VIII Ltd(a)(b) Series 2021-8A Class A1 5.81%, 01/20/2035 3-mo. SOFR + 1.48%	1,540,567
135,685	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	136,401
	Chase Auto Owner Trust(a)
	Series 2024-1A Class A3
779,718	5.13%, 05/25/2029	787,732
	Series 2025-1A Class A3
822,000	4.29%, 06/25/2030	827,500
1,370,000	CIFC Funding I Ltd(a)(b) Series 2020-1A Class A1R 5.73%, 07/15/2036 3-mo. SOFR + 1.41%	1,371,294
350,883	Citizens Auto Receivables Trust(a) Series 2024-1 Class A3 5.11%, 04/17/2028	352,885
Principal Amount		Fair Value
Non-Agency — (continued)
$ 393,452	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	$ 392,881
	Elevation Ltd(a)(b)
	Series 2018-10A Class AR
393,175	5.25%, 10/20/2031 3-mo. SOFR + 0.92%	392,965
	Series 2021-13A Class A1R
500,000	5.38%, 07/15/2034 3-mo. SOFR + 1.06%	499,554
	Elmwood Ltd(a)(b)
	Series 2019-3A Class A1RR
650,000	5.71%, 07/18/2037 3-mo. SOFR + 1.38%	652,525
	Series 2024-3A Class A
800,000	5.85%, 04/18/2037 3-mo. SOFR + 1.52%	802,113
	Series 2024-9RA Class AR
500,000	5.71%, 10/21/2037 3-mo. SOFR + 1.38%	502,368
2,100,000	Ford Credit Auto Owner Trust Series 2024-A Class A3 5.09%, 12/15/2028	2,123,084
587,000	GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3 4.85%, 12/18/2028	590,705
728,000	GM Financial Revolving Receivables Trust(a) Series 2024-1 Class A 4.98%, 12/11/2036	747,076
500,000	GoldenTree Loan Management US Ltd(a)(b) Series 2021-9A Class AR 5.83%, 04/20/2037 3-mo. SOFR + 1.50%	502,087
800,000	HalseyPoint Ltd(a)(b) Series 2021-4A Class A 5.81%, 04/20/2034 3-mo. SOFR + 1.48%	800,644
1,165,000	Harley-Davidson Motorcycle Trust Series 2025-A Class A3 4.67%, 04/15/2030	1,178,573
450,728	Honda Auto Receivables Owner Trust Series 2023-2 Class A3 4.93%, 11/15/2027	452,780
	Hyundai Auto Receivables Trust
	Series 2024-A Class A3
618,000	4.99%, 02/15/2029	624,133
	Series 2024-C Class A3
368,000	4.41%, 05/15/2029	370,801
	Series 2025-B Class A3
587,000	4.36%, 12/17/2029	592,580
	Series 2025-C Class A2B
1,687,000	4.74%, 07/17/2028(b) 1-mo. SOFR + 0.35%	1,687,708
312,383	JPMorgan Mortgage Trust(a)(b) Series 2023-HE2 Class A1 6.09%, 03/20/2054 1-mo. SOFR + 1.70%	314,041

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 850,000	KKR Ltd(a)(b) Series 2022-43A Class A1R 6.07%, 01/15/2036 3-mo. SOFR + 1.75%	$ 851,588
610,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class AIR 5.68%, 07/16/2037 3-mo. SOFR + 1.36%	611,920
500,000	Magnetite XL Ltd(a)(b) Series 2024-40A Class A1 5.77%, 07/15/2037 3-mo. SOFR + 1.45%	502,179
500,000	Neuberger Berman XVII Ltd(a)(b) Series 2014-17A Class AR3 5.73%, 07/22/2038 3-mo. SOFR + 1.40%	502,198
429,000	Oaktree Ltd(a)(b) Series 2021-1A Class A1R 5.67%, 01/15/2038 3-mo. SOFR + 1.35%	430,602
332,000	OCCU Auto Receivables (a) Series 2025-1A Class A3 4.81%, 11/15/2029	334,458
1,150,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,141,856
250,000	PK Alift Loan Funding 7 LP(a) Series 2025-2 Class A 4.75%, 03/15/2043	249,995
500,000	Sandstone Peak III Ltd(a)(b) Series 2024-1A Class A1 5.95%, 04/25/2037 3-mo. SOFR + 1.63%	501,913
	Santander Drive Auto Receivables Trust
	Series 2021-4 Class D
610,026	1.67%, 10/15/2027	606,724
	Series 2023-3 Class B
523,890	5.61%, 07/17/2028	526,585
	Series 2023-4 Class B
550,000	5.77%, 12/15/2028	556,511
	Series 2023-4 Class C
300,000	6.04%, 12/15/2031	308,170
500,000	Signal Peak Ltd(a)(b) Series 2018-5A Class AIR 5.87%, 04/25/2037 3-mo. SOFR + 1.55%	501,724
500,000	Sound Point XXVI Ltd(a)(b) Series 2020-1A Class AR 5.76%, 07/20/2034 3-mo. SOFR + 1.43%	500,431
500,000	Sound Point XXXII Ltd(a)(b) Series 2021-4A Class A 5.73%, 10/25/2034 3-mo. SOFR + 1.41%	501,074
860,261	Symphony XXIII Ltd(a)(b) Series 2020-23A Class AR2 5.22%, 01/15/2034 3-mo. SOFR + 0.90%	859,907
Principal Amount		Fair Value
Non-Agency — (continued)
	Toyota Auto Receivables Owner Trust
	Series 2023-B Class A3
$ 216,937	4.71%, 02/15/2028	$ 217,723
	Series 2024-A Class A3
1,258,000	4.83%, 10/16/2028	1,266,386
1,337,750	Volkswagen Auto Loan Enhanced Trust Series 2025-1 Class A2A 4.51%, 01/20/2028	1,340,761
461,915	Voya Ltd(a)(b) Series 2019-3A Class AR 5.66%, 10/17/2032 3-mo. SOFR + 1.34%	462,843
	Wise Ltd(a)(b)
	Series 2023-2A Class A
500,000	6.12%, 01/15/2037 3-mo. SOFR + 1.80%	501,050
	Series 2024-2A Class A
400,000	5.78%, 07/15/2037 3-mo. SOFR + 1.46%	401,280
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	499,284
TOTAL ASSET-BACKED SECURITIES — 7.59% (Cost $39,415,627)		$39,505,995
CORPORATE BONDS AND NOTES
Basic Materials — 0.93%
	Celanese US Holdings LLC
558,000	1.40%, 08/05/2026	540,536
155,000	6.67%, 07/15/2027	158,985
1,498,000	CF Industries Inc(a) 4.50%, 12/01/2026	1,500,355
	Georgia-Pacific LLC(a)
314,000	4.40%, 06/30/2028	316,683
1,235,000	2.30%, 04/30/2030	1,136,272
706,000	Glencore Funding LLC(a) 6.13%, 10/06/2028	741,078
429,000	Rio Tinto Finance USA PLC 4.88%, 03/14/2030	439,620
		4,833,529
Communications — 2.84%
320,000	CCO Holdings LLC / CCO Holdings Capital Corp(a) 5.13%, 05/01/2027	317,851
1,855,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.20%, 03/15/2028	1,846,507
1,436,000	Juniper Networks Inc 1.20%, 12/10/2025	1,426,297
	Motorola Solutions Inc
448,000	4.85%, 08/15/2030	456,537
390,000	2.30%, 11/15/2030	352,529

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 3,080,000	Netflix Inc(a) 5.38%, 11/15/2029	$ 3,222,957
	Paramount Global
220,000	3.70%, 06/01/2028	215,262
186,000	4.20%, 06/01/2029	182,853
1,159,000	Rogers Communications Inc 5.00%, 02/15/2029	1,181,121
3,650,000	Sprint Capital Corp 6.88%, 11/15/2028	3,926,116
1,653,000	T-Mobile USA Inc 2.25%, 02/15/2026	1,640,013
		14,768,043
Consumer, Cyclical — 4.45%
1,695,000	7-Eleven Inc(a) 1.30%, 02/10/2028	1,584,867
883,000	Alimentation Couche-Tard Inc(a) 3.55%, 07/26/2027	874,683
1,029,000	AS Mileage Plan IP Ltd(a) 5.02%, 10/20/2029	1,029,538
614,000	Brunswick Corp(c) 2.40%, 08/18/2031	533,841
	Carnival Corp(a)
3,005,000	4.00%, 08/01/2028	2,962,046
715,000	5.13%, 05/01/2029	715,000
62,000	5.75%, 03/15/2030	63,301
2,193,000	DR Horton Inc 1.30%, 10/15/2026	2,132,025
	General Motors Financial Co Inc
1,656,000	1.50%, 06/10/2026	1,624,879
2,470,000	5.40%, 05/08/2027	2,511,875
	Hyatt Hotels Corp
1,236,000	5.75%, 01/30/2027	1,259,274
574,000	5.05%, 03/30/2028	583,319
	Hyundai Capital America(a)
3,908,000	5.30%, 01/08/2029	4,001,399
356,000	5.35%, 03/19/2029	365,643
578,000	Las Vegas Sands Corp 3.50%, 08/18/2026	573,198
335,000	Marriott International Inc 4.20%, 07/15/2027	336,037
56,000	PVH Corp 5.50%, 06/13/2030	57,045
400,000	Royal Caribbean Cruises Ltd(a) 5.50%, 08/31/2026	401,669
449,000	Tapestry Inc 5.10%, 03/11/2030	459,213
	Toll Brothers Finance Corp
80,000	4.35%, 02/15/2028	80,236
583,000	3.80%, 11/01/2029(c)	570,697
438,000	Walmart Inc 4.35%, 04/28/2030	445,189
		23,164,974
Consumer, Non-Cyclical — 5.81%
1,329,000	Amgen Inc 5.15%, 03/02/2028	1,360,025
	Ashtead Capital Inc(a)
1,120,000	1.50%, 08/12/2026	1,093,573
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,235,000	4.38%, 08/15/2027	$ 1,234,579
902,000	Block Inc 2.75%, 06/01/2026	890,150
1,246,000	Bristol-Myers Squibb Co 4.90%, 02/22/2029	1,279,390
162,000	Bunge Ltd Finance Corp 3.20%, 04/21/2031	151,719
66,000	Centene Corp 3.38%, 02/15/2030	60,699
2,974,000	CVS Health Corp 5.40%, 06/01/2029	3,075,137
149,000	GE HealthCare Technologies Inc 4.80%, 08/14/2029	151,928
1,365,000	Haleon US Capital LLC 3.38%, 03/24/2027	1,350,825
	HCA Inc
99,000	5.88%, 02/15/2026	99,128
1,653,000	3.13%, 03/15/2027	1,629,757
828,000	5.20%, 06/01/2028	847,991
	Icon Investments Six Designated Activity Co
275,000	5.81%, 05/08/2027	280,573
200,000	5.85%, 05/08/2029	208,760
1,073,000	Illumina Inc 4.65%, 09/09/2026	1,077,915
800,000	IQVIA Inc 5.70%, 05/15/2028	825,360
1,395,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.00%, 02/02/2029	1,337,178
71,000	Kellanova(c) 7.45%, 04/01/2031	81,336
	Mars Inc(a)
2,680,000	4.60%, 03/01/2028	2,712,774
2,015,000	4.80%, 03/01/2030	2,052,836
37,000	4.65%, 04/20/2031	37,547
3,310,000	Mondelez International Holdings Netherlands BV(a) 1.25%, 09/24/2026	3,221,085
	Philip Morris International Inc
899,000	4.88%, 02/13/2029	918,296
814,000	4.63%, 11/01/2029	826,061
1,115,000	5.13%, 02/15/2030	1,152,281
	Royalty Pharma PLC
825,000	5.15%, 09/02/2029	846,461
1,090,000	4.45%, 03/25/2031	1,080,915
376,000	Verisk Analytics inc 4.50%, 08/15/2030	377,129
		30,261,408
Energy — 2.10%
1,063,000	Boardwalk Pipelines LP 5.95%, 06/01/2026	1,069,710
1,512,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	1,507,157
1,310,000	Coterra Energy Operating Co 3.90%, 05/15/2027	1,259,161

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 627,000	Diamondback Energy Inc 5.15%, 01/30/2030	$ 645,729
683,000	Enbridge Inc 1.60%, 10/04/2026	665,824
	Energy Transfer LP
1,655,000	6.05%, 12/01/2026	1,685,844
16,000	5.25%, 07/01/2029	16,464
83,000	EQT Corp(a) 3.13%, 05/15/2026	82,239
870,000	Occidental Petroleum Corp 5.20%, 08/01/2029	882,787
827,000	ONEOK Inc 5.55%, 11/01/2026	837,476
	South Bow USA Infrastructure Holdings LLC
764,000	4.91%, 09/01/2027	770,540
223,000	5.03%, 10/01/2029	225,560
877,000	Venture Global Calcasieu Pass LLC(a) 6.25%, 01/15/2030	914,316
387,000	Viper Energy Partners LLC 4.90%, 08/01/2030	389,886
		10,952,693
Financial — 18.80%
1,150,000	ABN AMRO Bank NV(a) 6.34%, 09/18/2027	1,172,354
665,000	AEGON Funding Co LLC(a)(c) 5.50%, 04/16/2027	676,631
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
3,082,000	2.45%, 10/29/2026	3,028,018
1,157,000	6.10%, 01/15/2027	1,181,797
708,000	Air Lease Corp 5.30%, 06/25/2026	712,687
774,000	Aircastle Ltd(a) 6.50%, 07/18/2028	813,350
5,155,000	Ally Financial Inc 5.75%, 11/20/2025	5,158,059
	American Express Co
824,000	5.39%, 07/28/2027	831,986
841,000	5.10%, 02/16/2028	852,286
306,000	4.73%, 04/25/2029	310,822
	American Tower Corp REIT
1,800,000	2.75%, 01/15/2027	1,768,188
220,000	4.90%, 03/15/2030	224,343
	Ares Capital Corp
1,186,000	2.15%, 07/15/2026	1,165,148
658,000	7.00%, 01/15/2027	677,303
865,000	Arthur J Gallagher & Co 4.85%, 12/15/2029	882,674
3,690,000	Athene Global Funding(a) 1.73%, 10/02/2026	3,603,843
494,000	Aviation Capital Group LLC(a) 5.38%, 07/15/2029	505,996
593,000	Avolon Holdings Funding Ltd(a) 5.75%, 11/15/2029	616,041
Principal Amount		Fair Value
Financial — (continued)
$ 1,200,000	Banco Bilbao Vizcaya Argentaria SA 5.38%, 03/13/2029	$ 1,239,654
3,600,000	Banco Santander SA 1.72%, 09/14/2027	3,512,950
5,833,000	Bank of America Corp 6.20%, 11/10/2028	6,078,564
440,000	Bank of New York Mellon 4.73%, 04/20/2029	447,227
1,390,000	Banque Federative du Credit Mutuel SA(a) 1.60%, 10/04/2026	1,355,338
320,000	Barclays PLC 5.37%, 02/25/2031	329,969
417,000	Blackstone Private Credit Fund 3.25%, 03/15/2027	409,039
475,000	BPCE SA(a) 5.98%, 01/18/2027	476,781
2,440,000	Brown & Brown Inc 4.70%, 06/23/2028	2,463,296
	CaixaBank SA(a)
435,000	4.63%, 07/03/2029	438,045
430,000	5.67%, 03/15/2030	445,982
1,255,000	Capital One Financial Corp 4.49%, 09/11/2031	1,244,849
1,180,000	Citibank NA 4.91%, 05/29/2030	1,212,370
	Citigroup Inc
2,069,000	5.02%, 06/09/2027(b) 1-day SOFR + 0.77%	2,071,518
2,190,000	4.50%, 09/11/2031	2,191,184
2,073,000	CNO Global Funding(a) 1.75%, 10/07/2026	2,022,719
1,319,000	Corebridge Financial Inc 3.65%, 04/05/2027	1,307,680
380,000	Credit Agricole SA(a) 5.34%, 01/10/2030	391,001
1,052,000	Crown Castle Inc REIT 4.90%, 09/01/2029	1,067,112
1,042,000	Danske Bank A/S(a) 1.55%, 09/10/2027	1,015,481
	Deutsche Bank AG
1,585,000	2.13%, 11/24/2026	1,579,196
927,000	2.31%, 11/16/2027	906,719
1,200,000	Equinix Inc REIT 2.90%, 11/18/2026	1,182,057
343,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	357,614
550,000	Federation des Caisses Desjardins du Quebec(a) 4.57%, 08/26/2030	553,043
	Fifth Third Bancorp
816,000	6.34%, 07/27/2029	859,791
12,000	4.90%, 09/06/2030	12,194
829,000	First-Citizens Bank & Trust Co 6.13%, 03/09/2028	860,126
	ING Groep NV
1,130,000	6.08%, 09/11/2027	1,149,301
590,000	4.86%, 03/25/2029	597,821
1,347,000	Intesa Sanpaolo SpA(a) 5.71%, 01/15/2026	1,349,930

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,500,000	Jane Street Group / JSG Finance Inc(a) 4.50%, 11/15/2029	$ 1,464,345
745,000	Jefferies Financial Group Inc(c) 4.50%, 09/15/2026	746,546
	JPMorgan Chase & Co
1,986,000	1.47%, 09/22/2027(c)	1,935,933
1,649,000	5.04%, 01/23/2028	1,667,703
	Lloyds Banking Group PLC
1,384,000	5.46%, 01/05/2028	1,404,622
1,076,000	4.82%, 06/13/2029	1,091,020
539,000	5.72%, 06/05/2030	563,718
	LPL Holdings Inc
1,137,000	4.63%, 11/15/2027(a)	1,134,915
323,000	6.75%, 11/17/2028	344,757
254,000	Macquarie Airfinance Holdings Ltd(a) 5.15%, 03/17/2030	257,551
	Morgan Stanley
1,649,000	5.05%, 01/28/2027	1,652,513
3,489,000	3.95%, 04/23/2027	3,481,351
676,000	5.12%, 02/01/2029	690,566
569,000	4.99%, 04/12/2029	580,365
1,000,000	Morgan Stanley Bank NA 4.95%, 01/14/2028	1,009,857
306,000	Nationwide Building Society(a) 4.65%, 07/14/2029	308,500
1,737,000	PNC Bank NA 4.05%, 07/26/2028	1,732,631
1,340,000	Santander Holdings USA Inc 2.49%, 01/06/2028	1,307,521
1,648,000	Toronto-Dominion Bank 5.53%, 07/17/2026	1,666,154
430,000	Truist Bank 4.63%, 09/17/2029	433,215
2,499,000	Truist Financial Corp 6.05%, 06/08/2027	2,528,001
2,801,000	UBS AG 7.50%, 02/15/2028	3,015,706
	VICI Properties LP / VICI Note Co Inc REIT(a)
698,000	4.50%, 09/01/2026	697,976
879,000	3.75%, 02/15/2027	869,310
1,480,000	3.88%, 02/15/2029	1,444,981
849,000	Wells Fargo & Co 4.81%, 07/25/2028	859,021
1,650,000	Willis North America Inc 4.65%, 06/15/2027	1,662,654
		97,861,509
Industrial — 4.11%
2,085,000	Avolon Holdings Funding Ltd(a) 4.90%, 10/10/2030	2,096,408
1,365,000	BAE Systems PLC(a) 5.13%, 03/26/2029	1,405,713
	Berry Global Inc
1,205,000	1.65%, 01/15/2027	1,167,278
101,000	5.50%, 04/15/2028	103,844
	Boeing Co
4,362,000	2.75%, 02/01/2026	4,337,120
Principal Amount		Fair Value
Industrial — (continued)
$ 181,000	6.26%, 05/01/2027	$ 186,234
4,119,000	6.30%, 05/01/2029	4,371,276
114,000	2.95%, 02/01/2030	107,330
350,000	General Electric Co 4.30%, 07/29/2030	352,079
919,000	Graphic Packaging International LLC(a) 1.51%, 04/15/2026	904,020
1,127,000	Howmet Aerospace Inc 3.00%, 01/15/2029	1,087,371
827,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.75%, 05/24/2026	833,554
677,000	Regal Rexnord Corp 6.05%, 04/15/2028	700,311
	Republic Services Inc
1,411,000	0.88%, 11/15/2025	1,404,609
203,000	5.00%, 11/15/2029	209,577
1,152,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.30%, 04/03/2029	1,182,933
997,000	Vertiv Group Corp(a) 4.13%, 11/15/2028	973,550
		21,423,207
Technology — 4.09%
	Broadcom Inc
1,067,000	5.05%, 07/12/2029	1,099,102
1,080,000	4.60%, 07/15/2030	1,096,328
790,000	4.20%, 10/15/2030	788,653
825,000	Fiserv Inc 5.45%, 03/02/2028	848,169
	Foundry JV Holdco LLC(a)
400,000	5.50%, 01/25/2031	415,068
262,000	6.15%, 01/25/2032	280,035
2,485,000	Gartner Inc(a) 4.50%, 07/01/2028	2,464,708
1,922,000	Hewlett Packard Enterprise Co 4.55%, 10/15/2029	1,932,406
	Marvell Technology Inc
1,138,000	1.65%, 04/15/2026	1,121,335
919,000	5.75%, 02/15/2029	958,737
2,114,000	MSCI Inc(a) 4.00%, 11/15/2029	2,065,378
	Oracle Corp
2,482,000	1.65%, 03/25/2026	2,452,667
263,000	2.65%, 07/15/2026	259,914
285,000	4.45%, 09/26/2030	284,860
686,000	Paychex Inc 5.10%, 04/15/2030	705,917
1,046,000	ServiceNow Inc 1.40%, 09/01/2030	915,971
	Synopsys Inc
310,000	4.65%, 04/01/2028	313,470
1,136,000	4.85%, 04/01/2030	1,157,097
1,294,000	VMware LLC 1.40%, 08/15/2026	1,265,236

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 880,000	Workday Inc 3.50%, 04/01/2027	$ 872,201
		21,297,252
Utilities — 4.69%
$ 1,968,000	AES Corp 1.38%, 01/15/2026	1,949,865
730,000	Alexander Funding Trust II(a) 7.47%, 07/31/2028	780,566
1,987,000	American Electric Power Co Inc 1.00%, 11/01/2025	1,980,871
2,067,000	Constellation Energy Generation LLC 5.60%, 03/01/2028	2,136,168
	Dominion Energy Inc
1,248,000	2.85%, 08/15/2026	1,234,882
806,000	4.60%, 05/15/2028	814,109
795,000	Electricite de France SA(a) 5.70%, 05/23/2028	822,457
270,000	Enel Finance International NV(a) 4.13%, 09/30/2028	269,239
499,000	Eversource Energy 5.45%, 03/01/2028	512,559
2,017,000	FirstEnergy Corp 3.90%, 07/15/2027	2,004,630
	NextEra Energy Capital Holdings Inc
260,000	4.69%, 09/01/2027	262,827
2,103,000	5.05%, 03/15/2030	2,165,390
1,714,000	NRG Energy Inc(a) 2.00%, 12/02/2025	1,704,951
	Pacific Gas & Electric Co
2,413,000	3.00%, 06/15/2028	2,326,247
218,000	6.10%, 01/15/2029	228,051
680,000	Palomino Funding Trust I(a) 7.23%, 05/17/2028	721,729
	Southern Co
1,762,000	3.25%, 07/01/2026	1,750,801
553,000	5.50%, 03/15/2029	574,998
240,000	Southern Co Gas Capital Corp 4.05%, 09/15/2028	239,742
290,000	Southern Power Co 4.25%, 10/01/2030	288,251
1,205,000	Vistra Operations Co LLC(a) 5.05%, 12/30/2026	1,211,925
420,000	Wisconsin Electric Power Co 4.15%, 10/15/2030	418,226
		24,398,484
TOTAL CORPORATE BONDS AND NOTES — 47.82% (Cost $245,789,541)		$248,961,099
MORTGAGE-BACKED SECURITIES
Non-Agency — 7.38%
	A&D Mortgage Trust(a)(d)
	Series 2023-NQM4 Class A1
1,587,463	7.47%, 09/25/2068	1,616,696
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2023-NQM5 Class A1
$ 2,283,556	7.05%, 11/25/2068	$ 2,320,638
712,000	Anchor Mortgage Trust (a)(d) Series 2025-RTL1 Class A1 5.72%, 05/25/2040	715,567
	Angel Oak Mortgage Trust(a)
	Series 2021-3 Class A3
360,752	1.46%, 05/25/2066(e)	314,607
	Series 2024-9 Class A1
281,367	5.14%, 09/25/2069(d)	281,277
4,012,061	BANK(e) Series 2020-BN26 Class XA 1.31%, 03/15/2063	158,017
	BANK5(e)
	Series 2024-5YR10 Class XA
9,638,233	1.40%, 10/15/2057	399,226
	Series 2024-5YR7 Class XA
9,145,385	1.57%, 06/15/2057	394,050
18,336,719	BBCMS Mortgage Trust(e) Series 2024-5C29 Class XA 1.82%, 09/15/2057	1,003,792
621,397	BDS Ltd(a)(b) Series 2021-FL10 Class A 5.60%, 12/16/2036 1-mo. SOFR + 1.46%	621,398
	Benchmark Mortgage Trust(e)
	Series 2020-B22 Class XA
3,996,593	1.61%, 01/15/2054	250,198
	Series 2024-V10 Class XA
8,393,448	1.52%, 09/15/2057	377,024
9,090,385	BMO Mortgage Trust(e) Series 2024-5C6 Class XA 1.57%, 09/15/2057	408,436
	BRAVO Residential Funding Trust(a)(d)
	Series 2023-NQM4 Class A1
144,337	6.44%, 05/25/2063	145,275
	Series 2023-NQM8 Class A1
300,951	6.39%, 10/25/2063	304,241
	Series 2024-NQM2 Class A1
107,025	6.29%, 02/25/2064	108,340
	Series 2024-NQM3 Class A1
630,254	6.19%, 03/25/2064	637,802
2,507,557	COLT Mortgage Loan Trust(a)(d) Series 2024-INV2 Class A1 6.42%, 05/25/2069	2,547,164
	COMM Mortgage Trust
	Series 2014-CR14 Class B
133,949	3.79%, 02/10/2047(e)	129,930
	Series 2014-CR17 Class B
456,477	4.38%, 05/10/2047	442,783
	Series 2014-UBS3 Class AM
61,733	4.01%, 06/10/2047	60,499
	Series 2014-UBS5 Class AM
367,952	4.19%, 09/10/2047(e)	362,433
	Series 2015-CR22 Class B
468,013	3.93%, 03/10/2048(e)	449,058
	Series 2015-CR27 Class B
512,000	4.34%, 10/10/2048(e)	499,775

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 216,000	CoreVest American Finance Ltd(a)(d) Series 2025-RRTL1 Class A1 5.68%, 05/28/2040	$ 217,763
	Cross Mortgage Trust(a)
	Series 2024-H1 Class A1
484,570	6.09%, 12/25/2068(d)	489,185
	Series 2024-H2 Class A1
544,415	6.09%, 04/25/2069(d)	550,202
	Series 2025-H1 Class A1
825,607	5.74%, 02/25/2070(e)	834,023
	CSAIL Commercial Mortgage Trust(e)
	Series 2015-C2 Class B
367,752	4.21%, 06/15/2057	354,421
	Series 2021-C20 Class XA
5,939,223	1.11%, 03/15/2054	237,240
497,354	Ellington Financial Mortgage Trust(a)(b) Series 2025-NQM4 Class A1F 5.56%, 09/25/2070 1-mo. SOFR + 1.20%	497,266
12,290,505	GS Mortgage Securities Trust(e) Series 2019-GC38 Class XA 1.17%, 02/10/2052	350,483
	GS Mortgage-Backed Securities Trust(a)
	Series 2024-RPL2 Class A1
1,879,441	3.75%, 07/25/2061(e)	1,838,246
	Series 2025-CES2 Class A1
205,000	5.18%, 09/25/2055(d)	204,998
442,945	HOMES Trust(a)(d) Series 2024-NQM1 Class A1 5.92%, 07/25/2069	447,523
	JPMBB Commercial Mortgage Securities Trust(e)
	Series 2014-C23 Class B
525,000	4.69%, 09/15/2047	508,145
	Series 2014-C23 Class C
709,824	4.69%, 09/15/2047	679,633
	JPMorgan Mortgage Trust(a)
	Series 2024-10 Class A11
583,402	5.61%, 03/25/2055(b) 3-mo. SOFR + 1.25%	582,213
	Series 2024-CES1 Class A1A
271,869	5.92%, 06/25/2054(d)	274,030
	Series 2024-VIS2 Class A1
319,766	5.85%, 11/25/2064(d)	323,104
337,000	Lhome Mortgage Trust (a)(e) Series 2025-RTL2 Class A1 5.61%, 04/25/2040	340,217
408,015	Morgan Stanley Bank of America Merrill Lynch Trust(e) Series 2013-C10 Class B 4.08%, 07/15/2046	386,418
687,000	Morgan Stanley Capital I Trust Series 2018-L1 Class A3 4.14%, 10/15/2051	684,380
Principal Amount		Fair Value
Non-Agency — (continued)
	Morgan Stanley Residential Mortgage Loan Trust(a)
	Series 2024-4 Class AF
$ 290,556	5.71%, 09/25/2054(b) 1-mo. SOFR + 1.35%	$ 290,129
	Series 2024-NQM1 Class A1
1,389,764	6.15%, 12/25/2068(d)	1,403,969
829,495	Onslow Bay Financial LLC(a)(d) Series 2024-NQM2 Class A1 5.88%, 12/25/2063	836,255
513,000	SG Commercial Mortgage Securities Trust Series 2016-C5 Class A4 3.06%, 10/10/2048	505,191
	Station Place Securitization Trust(a)(b)
	Series 2024-10 Class A
1,000,000	5.22%, 10/27/2025 1-mo. SOFR + 0.90%	999,933
	Series 2025-1 Class A
1,969,000	5.22%, 07/23/2026 1-mo. SOFR + 0.90%	1,968,908
	Series 2025-3 Class A
1,650,000	5.06%, 09/23/2026 1-mo. SOFR + 0.90%	1,652,581
260,000	Toorak Mortgage Trust (a)(d) Series 2025-RRTL1 Class A1 5.52%, 02/25/2040	261,714
	UBS Commercial Mortgage Trust
	Series 2017-C7 Class A4
1,270,000	3.68%, 12/15/2050	1,254,259
	Series 2019-C17 Class XA
10,471,492	1.58%, 10/15/2052(e)	494,566
	Verus Securitization Trust(a)
	Series 2021-2 Class A3
417,099	1.55%, 02/25/2066(e)	375,975
	Series 2023-INV3 Class A1
1,514,823	6.88%, 11/25/2068(e)	1,538,437
	Series 2024-3 Class A1
335,209	6.34%, 04/25/2069(d)	339,843
	Series 2024-4 Class A1
432,607	6.22%, 06/25/2069(d)	438,428
	Wells Fargo Commercial Mortgage Trust(e)
	Series 2016-C33 Class B
1,049,000	4.51%, 03/15/2059	1,037,189
	Series 2025-5C3 Class XA
6,241,017	1.05%, 01/15/2058	195,866

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 488,000	WFRBS Commercial Mortgage Trust(e) Series 2013-C11 Class C 4.15%, 03/15/2045	$ 468,568
		38,409,527
U.S. Government Agency — 3.82%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
1,015,000	6.01%, 12/25/2041 1-mo. SOFR + 1.65%	1,019,598
	Series 2022-R01 Class 1M2
1,750,000	6.26%, 12/25/2041 1-mo. SOFR + 1.90%	1,774,343
	Series 2022-R02 Class 2M2
1,220,000	7.36%, 01/25/2042 1-mo. SOFR + 3.00%	1,244,778
	Series 2022-R03 Class 1M2
35,000	7.86%, 03/25/2042 1-mo. SOFR + 3.50%	36,105
	Series 2022-R04 Class 1M2
24,000	7.46%, 03/25/2042 1-mo. SOFR + 3.10%	24,656
	Series 2022-R08 Class 1M1
13,727	6.91%, 07/25/2042 1-mo. SOFR + 2.55%	14,078
	Series 2023-R01 Class 1M1
136,110	6.76%, 12/25/2042 1-mo. SOFR + 2.40%	139,270
	Series 2023-R02 Class 1M1
195,975	6.66%, 01/25/2043 1-mo. SOFR + 2.30%	199,528
	Series 2023-R06 Class 1M1
8,965	6.06%, 07/25/2043 1-mo. SOFR + 1.70%	8,993
	Series 2024-R02 Class 1M1
233,557	5.46%, 02/25/2044 1-mo. SOFR + 1.10%	233,412
	Series 2024-R03 Class 2M1
7,262	5.51%, 03/25/2044 1-mo. SOFR + 1.15%	7,264
	Series 2024-R04 Class 1M1
6,235	5.46%, 05/25/2044 1-mo. SOFR + 1.10%	6,239
	Series 2024-R06 Class 1A1
173,359	5.51%, 09/25/2044 1-mo. SOFR + 1.15%	173,923
	Series 2024-R06 Class 1M1
21,666	5.41%, 09/25/2044 1-mo. SOFR + 1.05%	21,652
	Series 2025-R01 Class 1A1
264,439	5.31%, 01/25/2045 1-mo. SOFR + 0.95%	264,605
	Series 2025-R01 Class 1M1
248,467	5.46%, 01/25/2045 1-mo. SOFR + 1.10%	248,545
	Series 2025-R02 Class 1A1
191,406	5.36%, 02/25/2045 1-mo. SOFR + 1.00%	191,643
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2025-R02 Class 1M1
$ 501,586	5.51%, 02/25/2045 1-mo. SOFR + 1.15%	$ 501,585
	Series 2025-R03 Class 2A1
636,014	5.81%, 03/25/2045 1-mo. SOFR + 1.45%	639,995
	Series 2025-R04 Class 1A1
380,817	5.36%, 05/25/2045 1-mo. SOFR + 1.00%	381,230
	Series 2025-R04 Class 1M1
1,018,413	5.56%, 05/25/2045 1-mo. SOFR + 1.20%	1,020,771
64,483	Federal Home Loan Mortgage Corp Multifamily Securities Trust(a)(e) Series 2015-K51 Class B 4.18%, 10/25/2048	64,284
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
4,506	6.01%, 01/25/2034 1-mo. SOFR + 1.65%	4,520
	Series 2021-DNA6 Class M2
91,589	5.86%, 10/25/2041 1-mo. SOFR + 1.50%	91,833
	Series 2021-DNA7 Class M2
1,242,000	6.16%, 11/25/2041 1-mo. SOFR + 1.80%	1,252,482
	Series 2021-HQA4 Class M1
17,951	5.31%, 12/25/2041 1-mo. SOFR + 0.95%	17,956
	Series 2022-DNA2 Class M1A
2,583	5.66%, 02/25/2042 1-mo. SOFR + 1.30%	2,583
	Series 2022-DNA3 Class M1B
17,000	7.26%, 04/25/2042 1-mo. SOFR + 2.90%	17,489
	Series 2022-DNA5 Class M1A
1,738,742	7.31%, 06/25/2042 1-mo. SOFR + 2.95%	1,773,366
	Series 2022-HQA1 Class M1A
4,568	6.46%, 03/25/2042 1-mo. SOFR + 2.10%	4,590
	Series 2022-HQA2 Class M1A
4,747	7.01%, 07/25/2042 1-mo. SOFR + 2.65%	4,843
	Series 2022-HQA3 Class M1A
19,305	6.66%, 08/25/2042 1-mo. SOFR + 2.30%	19,591

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2023-DNA1 Class M1A
$ 34,602	6.45%, 03/25/2043 1-mo. SOFR + 2.10%	$ 35,092
	Series 2023-HQA3 Class M1
35,205	6.21%, 11/25/2043 1-mo. SOFR + 1.85%	35,413
	Series 2024-HQA2 Class A1
988,450	5.61%, 08/25/2044 1-mo. SOFR + 1.25%	993,392
	Series 2025-DNA1 Class A1
771,150	5.31%, 01/25/2045 1-mo. SOFR + 0.95%	771,631
	Series 2025-DNA2 Class A1
562,700	5.46%, 05/25/2045 1-mo. SOFR + 1.10%	564,098
	Series 2025-DNA2 Class M1
2,400,353	5.56%, 05/25/2045 1-mo. SOFR + 1.20%	2,403,548
	Series 2025-DNA3 Class M1
937,000	5.47%, 09/25/2045 1-mo. SOFR + 1.10%	937,586
	Federal National Mortgage Association
312,819	4.69%, 08/01/2028	318,028
732,000	5.28%, 12/01/2028	755,938
933,180	2.73%, 09/01/2029	886,695
	Federal National Mortgage Association Connecticut Avenue Securities(b)
	Series 2016-C07 Class 2M2
281,047	8.82%, 05/25/2029 3-mo. SOFR + 4.46%	288,835
	Series 2017-C06 Class 2M2
523,537	7.27%, 02/25/2030 3-mo. SOFR + 2.91%	532,156
		19,928,162
TOTAL MORTGAGE-BACKED SECURITIES — 11.20% (Cost $59,040,261)		$58,337,689
U.S. GOVERNMENT AGENCY BONDS AND NOTES
40,000,000	Federal Home Loan Bank(f) 0.00%, 10/09/2025	39,964,412
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 7.68% (Cost $39,964,412)		$39,964,412
U.S. TREASURY BONDS AND NOTES
28,500,000	United States Treasury Note/Bond 3.88%, 05/31/2027	28,599,082
TOTAL U.S. TREASURY BONDS AND NOTES — 5.49% (Cost $28,436,278)		$28,599,082
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
18,362,510	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 4.09%(h)	$ 18,362,510
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.53% (Cost $18,362,510)		$18,362,510
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 14.59%
$ 1,475,000	Agree LP REIT 4.33%, 10/15/2025	1,472,556
1,305,000	Air Lease Corp 4.62%, 10/08/2025	1,303,845
	Alexandria Real Estate Equities Inc REIT
1,815,000	4.69%, 10/03/2025	1,814,534
985,000	4.38%, 10/10/2025	983,937
1,240,000	4.40%, 10/17/2025	1,237,610
	Alimentation Couche-Tard Inc
1,305,000	4.64%, 10/02/2025	1,304,834
1,960,000	4.31%, 10/06/2025	1,958,843
920,000	4.49%, 10/10/2025	918,982
1,465,000	American Honda Finance Corp 4.35%, 12/16/2025	1,451,843
690,000	AvalonBay Communities Inc REIT 4.30%, 10/02/2025	689,919
2,350,000	BAYER Corp 4.51%, 07/20/2026	2,267,286
1,130,000	Bell Canada 4.60%, 10/06/2025	1,129,289
	Boston Properties LP
340,000	4.60%, 10/02/2025	339,957
1,370,000	4.69%, 10/07/2025	1,368,945
1,310,000	4.53%, 10/08/2025	1,308,864
1,620,000	4.37%, 11/24/2025	1,609,591
	Bunge Ltd Finance Corp
1,080,000	4.37%, 10/20/2025	1,077,548
1,065,000	4.39%, 10/22/2025	1,062,314
1,535,000	4.38%, 12/01/2025	1,523,839
1,730,000	CRC Funding Inc 4.16%, 12/16/2025	1,714,966
920,000	DOMINION RESOURCES INC 4.56%, 10/03/2025	919,770
	Enbridge Inc
1,750,000	4.47%, 10/17/2025	1,746,579
905,000	4.35%, 10/28/2025	902,100
1,050,000	Enel Finance International NV 4.30%, 12/19/2025	1,040,315
1,490,000	Energy Transfer LP 4.34%, 10/01/2025	1,490,000
	Essex Portfolio LP REIT
2,555,000	4.30%, 10/01/2025	2,555,000
920,000	4.35%, 10/02/2025	919,890

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Commercial Paper — (continued)
	Extra Space Storage LP REIT
$ 1,850,000	4.48%, 10/16/2025	$ 1,846,600
515,000	4.35%, 10/28/2025	513,350
	Fidelity National Information Services Inc
655,000	4.49%, 10/09/2025	654,355
1,040,000	4.44%, 10/10/2025	1,038,862
1,110,000	4.38%, 10/15/2025	1,108,138
2,030,000	FMC Corp 4.87%, 10/01/2025	2,030,000
1,330,000	Glencore Funding LLC 4.39%, 11/28/2025	1,320,623
1,960,000	Honeywell International Inc 4.31%, 12/17/2025	1,942,097
1,045,000	Intercontinental Exchange Inc 4.30%, 10/21/2025	1,042,544
1,360,000	International Flavors & Fragrances Inc 4.52%, 10/06/2025	1,359,159
1,030,000	Marriott International Inc 4.34%, 10/30/2025	1,026,457
	Mid America Apartments LP
1,070,000	4.43%, 10/01/2025	1,070,000
930,000	4.34%, 10/02/2025	929,890
765,000	4.34%, 10/03/2025	764,818
1,495,000	4.34%, 10/06/2025	1,494,112
995,000	4.31%, 10/07/2025	994,295
1,215,000	NextEra Energy Capital Holdings Inc 4.45%, 10/23/2025	1,211,605
	Nutrien Ltd
985,000	4.48%, 10/14/2025	983,431
985,000	4.47%, 10/20/2025	982,714
1,410,000	4.32%, 10/29/2025	1,405,338
1,285,000	O’Reilly Automotive Inc 4.32%, 10/17/2025	1,282,571
1,075,000	Oracle Corp 4.41%, 11/17/2025	1,068,928
	Penske Truck Leasing CO LP
820,000	4.59%, 10/02/2025	819,897
Principal Amount		Fair Value
Commercial Paper — (continued)
$ 1,120,000	4.62%, 10/14/2025	$ 1,118,162
820,000	4.36%, 10/21/2025	818,044
815,000	4.35%, 10/24/2025	812,770
	Phillips 66 Co
1,080,000	4.38%, 10/20/2025	1,077,545
1,295,000	4.35%, 10/30/2025	1,290,535
1,055,000	Protective Life Corp 4.33%, 10/23/2025	1,052,252
1,125,000	Ryder System Inc 4.33%, 10/01/2025	1,125,000
1,200,000	Southern California Gas Co 4.29%, 10/03/2025	1,199,718
	Targa Resources Corp
1,060,000	4.34%, 10/01/2025	1,060,000
985,000	4.34%, 10/06/2025	984,414
	UDR Inc
1,210,000	4.35%, 10/02/2025	1,209,856
1,200,000	4.34%, 10/15/2025	1,198,005
		75,949,241
U.S. Treasury Bonds and Notes — 4.32%
	U.S. Treasury Bills(f)
7,000,000	0.00%, 10/07/2025	6,995,332
15,000,000	0.00%, 10/09/2025(c)	14,986,540
500,000	0.00%, 12/04/2025(c)	496,345
		22,478,217
TOTAL SHORT TERM INVESTMENTS — 18.91% (Cost $98,423,547)		$98,427,458
TOTAL INVESTMENTS — 102.22% (Cost $529,432,176)		$532,158,245
OTHER ASSETS & LIABILITIES, NET — (2.22)%		$(11,576,581)
TOTAL NET ASSETS — 100.00%		$520,581,664

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of 144A securities was $136,689,859, representing 26.26% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2025.
(c)	All or a portion of the security is on loan as of September 30, 2025.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2025. Maturity date disclosed represents final maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of September 30, 2025.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
U.S. 2 Year Treasury Note Futures	300	USD	62,520	Dec 2025	$(28,125)
				Net Depreciation	$(28,125)
As of September 30, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.58%	Annually	1-day SOFR	Annually	USD	164,730	09/17/2027	$575,448	$(1,347,514)	$1,922,963
1-day SOFR	Annually	3.63%	Annually	USD	43,535	09/17/2030	(495,532)	229,447	(724,980)
3.18%	Annually	1-day SOFR	Annually	USD	7,637	12/17/2030	(62,411)	—	(62,411)
							$17,505	$(1,118,067)	$1,135,572
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.46%
$ 550,000	AGL Ltd(a)(b) Series 2022-23A Class BR 5.88%, 04/20/2038 3-mo. SOFR + 1.55%	549,611
1,000,000	American Credit Acceptance Receivables Trust(a) Series 2025-1 Class D 5.54%, 08/12/2031	1,012,636
1,050,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	1,080,896
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 6.19%, 10/22/2034 3-mo. SOFR + 1.86%	2,604,940
2,650,000	Ares LXII Ltd(a)(b) Series 2021-62A Class B 6.23%, 01/25/2034 3-mo. SOFR + 1.91%	2,653,360
1,510,000	Birch Grove Ltd(a)(b) Series 2024-11A Class A1 5.69%, 01/22/2038 3-mo. SOFR + 1.36%	1,514,516
2,100,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class B 6.17%, 11/20/2034 3-mo. SOFR + 1.96%	2,100,000
	Bridgecrest Lending Auto Securitization Trust
	Series 2025-2 Class C
800,000	5.17%, 03/17/2031	808,630
	Series 2025-3 Class B
200,000	4.73%, 09/17/2029	200,582
	Series 2025-3 Class C
900,000	4.81%, 05/15/2031	902,705
	Series 2025-3 Class D
650,000	5.27%, 05/15/2031	651,657
213,220	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	214,345
	Drive Auto Receivables Trust
	Series 2025-1 Class D
900,000	5.41%, 09/15/2032	911,249
	Series 2025-2 Class C
640,000	4.39%, 09/15/2032	637,513
	Exeter Automobile Receivables Trust
	Series 2024-4A Class D
900,000	5.81%, 12/16/2030	916,150
	Series 2025-1A Class D
2,600,000	5.49%, 05/15/2031	2,642,361
	Series 2025-2A Class C
650,000	5.16%, 07/15/2031	657,954
	Series 2025-4A Class D
1,100,000	5.23%, 01/15/2032	1,104,776
	Exeter Select Automobile Receivables Trust
	Series 2025-1 Class A3
1,000,000	4.69%, 04/15/2030	1,009,765
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2025-2 Class B
$ 450,000	4.63%, 11/17/2031	$ 453,204
	Series 2025-2 Class D
1,050,000	5.34%, 01/15/2032	1,055,937
2,000,000	Ford Credit Auto Owner Trust(a)(c) Series 2025-1 Class A 4.86%, 08/15/2037	2,051,874
4,200,000	HPS Loan Management Ltd(a)(b) Series 15A-19 Class A1R 5.65%, 01/22/2035 3-mo. SOFR + 1.32%	4,207,728
2,000,000	KKR Ltd(a)(b) Series 31A Class B 6.09%, 04/20/2034 3-mo. SOFR + 1.76%	2,002,450
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2R 5.87%, 04/15/2034 3-mo. SOFR + 1.55%	2,001,012
490,000	Sagard-Halseypoint Ltd(a)(b) Series 2024-8A Class A1 5.70%, 01/30/2038 3-mo. SOFR + 1.39%	491,632
	Santander Drive Auto Receivables Trust
	Series 2023-4 Class B
1,050,000	5.77%, 12/15/2028	1,062,431
	Series 2023-4 Class C
600,000	6.04%, 12/15/2031	616,340
	Series 2025-2 Class C
800,000	5.06%, 05/15/2031	805,780
	Series 2025-3 Class B
250,000	4.49%, 09/15/2031	251,931
	Series 2025-3 Class C
800,000	4.68%, 09/15/2031	802,680
	Series 2025-3 Class D
400,000	5.11%, 09/15/2031	403,102
	Westlake Automobile Receivables Trust(a)
	Series 2023-3A Class C
400,000	6.02%, 09/15/2028	405,387
	Series 2025-2A Class D
400,000	5.08%, 05/15/2031	403,172
TOTAL ASSET-BACKED SECURITIES — 6.46% (Cost $38,926,919)		$39,188,306
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.88%
922,062	Angel Oak Mortgage Trust(a)(c) Series 2024-10 Class A1 5.35%, 10/25/2069	926,480
680,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	671,457
922,710	UBS Commercial Mortgage Trust Series 2018-C10 Class A3 4.05%, 05/15/2051	918,118

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,630,000	Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3 6.10%, 01/15/2058	$ 2,789,705
		5,305,760
U.S. Government Agency — 46.72%
$ 440,000	Connecticut Avenue Securities Trust(a)(b) Series 2023-R01 Class 1M2 8.11%, 12/25/2042 1-mo. SOFR + 3.75%	462,000
	Federal Home Loan Mortgage Corp
32,440	3.00%, 12/01/2026	32,195
54,087	2.50%, 01/01/2029	53,181
72,679	3.00%, 07/01/2029	71,864
1,790,641	4.30%, 01/01/2030	1,784,613
193,154	3.50%, 02/01/2032	189,947
20,297	5.50%, 08/01/2033	20,601
18,271	5.50%, 01/01/2034	18,747
205,891	4.00%, 05/01/2034	204,122
41,446	5.50%, 10/01/2034	43,036
759,415	2.50%, 06/01/2035	717,021
79,412	5.00%, 09/01/2035	81,352
92,421	5.00%, 12/01/2035	94,755
729,958	2.00%, 01/01/2036	674,923
8,064	5.00%, 01/01/2036	8,268
73,895	6.00%, 01/01/2036	77,955
33,788	6.00%, 03/01/2036	35,637
39,018	6.00%, 07/01/2036	41,163
484,827	3.00%, 09/01/2036	460,288
8,472	5.50%, 05/01/2038	8,788
12,727	6.00%, 05/01/2038	13,553
27,997	5.00%, 06/01/2038	28,740
197,666	4.50%, 02/01/2040	198,929
289,370	5.00%, 03/01/2040	296,697
1,854,284	2.00%, 01/01/2042	1,603,756
1,769,653	2.50%, 01/01/2042	1,580,908
170,465	3.50%, 06/01/2042	161,621
101,148	3.50%, 11/01/2042	95,566
487,908	4.00%, 05/01/2044	474,493
423,102	3.00%, 11/01/2046	382,827
846,203	3.00%, 12/01/2046	765,652
85,836	4.00%, 07/01/2050	82,693
1,278,128	2.50%, 11/01/2050	1,086,853
1,210,686	3.00%, 02/01/2051	1,081,368
1,511,427	2.00%, 03/01/2051	1,252,044
3,324,583	2.00%, 05/01/2051	2,700,229
2,204,595	3.00%, 07/01/2051	1,967,924
2,147,353	2.50%, 09/01/2051	1,815,006
3,528,992	2.00%, 10/01/2051	2,870,336
2,324,270	2.50%, 02/01/2052	1,984,663
2,460,869	3.00%, 04/01/2052	2,184,352
1,986,834	2.50%, 05/01/2052	1,703,807
2,722,176	3.50%, 05/01/2052	2,506,675
4,318,137	4.50%, 07/01/2052	4,221,457
1,418,398	3.50%, 08/01/2052	1,301,401
2,299,431	4.50%, 08/01/2052	2,252,805
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,530,309	4.50%, 09/01/2052	$ 1,497,378
2,461,598	5.00%, 10/01/2052	2,469,547
954,958	5.00%, 01/01/2053	954,240
1,650,215	5.50%, 01/01/2053	1,690,519
4,837,752	5.50%, 02/01/2053	4,912,254
2,609,413	6.00%, 02/01/2053	2,702,498
2,612,579	5.50%, 05/01/2053	2,663,461
2,922,075	5.50%, 07/01/2053	2,983,187
1,328,125	5.50%, 08/01/2053	1,358,646
2,432,840	6.50%, 10/01/2053	2,540,882
1,357,218	4.50%, 03/01/2054	1,316,802
1,489,492	5.50%, 09/01/2054	1,511,144
1,262,736	5.00%, 12/01/2054	1,262,235
1,371,955	5.00%, 01/01/2055	1,371,660
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K136 Class A2
1,780,000	2.13%, 11/25/2031	1,583,987
	Series K517 Class A2
2,500,000	5.36%, 01/25/2029(d)	2,600,507
	Series K522 Class A2
2,348,194	4.80%, 05/25/2029	2,403,474
	Series K532 Class A2
2,800,000	4.25%, 11/25/2029(d)	2,818,430
	Series K533 Class A2
2,690,000	4.23%, 12/25/2029(d)	2,705,674
	Series K535 Class A2
2,640,000	4.69%, 11/25/2029(d)	2,699,551
	Series K537 Class A2
1,550,000	4.43%, 02/25/2030(d)	1,571,076
	Series K539 Class A2
2,350,000	4.41%, 01/25/2030(d)	2,379,881
	Series K753 Class A2
2,760,000	4.40%, 10/25/2030	2,795,154
	Series K760 Class A2
2,080,000	4.55%, 01/25/2032(d)	2,116,116
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,310,581	3.50%, 09/15/2047	2,132,182
	Series 5238 Class BC
2,487,713	4.00%, 09/25/2049	2,439,464
	Series 5559 Class BA
1,308,083	5.00%, 02/25/2052	1,307,080
1,020,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b) Series 2022-DNA4 Class M1B 7.71%, 05/25/2042 1-mo. SOFR + 3.35%	1,058,566

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 69,784	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 4.58%, 07/25/2031 1-mo. SOFR + 0.23%	$ 69,145
	Federal National Mortgage Association
20,428	3.00%, 06/01/2027	20,224
191,854	3.00%, 08/01/2029	188,662
1,240,000	4.74%, 12/01/2029	1,269,359
1,270,000	4.85%, 01/01/2030	1,305,772
1,350,000	4.94%, 02/01/2030	1,391,563
171,708	3.00%, 10/01/2030	168,126
6,974	7.00%, 02/01/2031	7,281
16,598	7.00%, 09/01/2031	17,329
35,040	6.50%, 12/01/2031	36,159
21,672	7.00%, 12/01/2031	22,626
45,623	6.50%, 01/01/2032	47,081
24,186	7.00%, 01/01/2032	25,250
16,096	6.50%, 02/01/2032	16,817
624,795	3.00%, 05/01/2032	607,485
57,364	6.00%, 03/01/2033	60,210
35,421	5.50%, 07/01/2033	36,316
77,274	5.00%, 09/01/2033	78,351
12,770	5.50%, 09/01/2033	13,176
1,784,923	4.00%, 02/01/2034	1,782,485
30,705	5.50%, 03/01/2034	31,463
838,051	3.00%, 06/01/2034	811,172
904,173	3.00%, 11/01/2034	875,081
45,865	5.50%, 12/01/2034	47,606
70,962	5.50%, 02/01/2035	73,467
41,254	5.00%, 09/01/2035	41,743
96,914	5.00%, 10/01/2035	99,183
33,931	5.50%, 10/01/2035	35,303
52,524	6.00%, 01/01/2036	55,347
11,482	6.00%, 02/01/2036	12,099
16,278	6.00%, 03/01/2036	17,153
58,677	5.50%, 05/01/2036	61,051
1,974,236	2.00%, 02/01/2037	1,828,923
2,016,687	2.50%, 02/01/2037	1,897,677
1,864,893	2.00%, 03/01/2037	1,724,165
1,694,495	2.50%, 03/01/2037	1,601,914
1,008,395	2.50%, 04/01/2037	949,511
21,893	6.00%, 05/01/2037	23,071
32,257	5.00%, 07/01/2037	32,643
76,143	5.00%, 04/01/2039	78,040
181,272	4.50%, 05/01/2039	182,659
70,397	4.50%, 06/01/2039	70,827
59,420	4.50%, 08/01/2039	59,839
180,581	5.00%, 11/01/2039	184,988
102,470	5.00%, 12/01/2039	104,940
116,571	5.00%, 06/01/2040	119,382
456,253	4.50%, 08/01/2040	458,336
46,093	4.50%, 09/01/2040	46,162
145,336	5.00%, 09/01/2040	148,839
126,494	4.50%, 11/01/2040	126,760
95,473	5.00%, 01/01/2041	96,362
113,105	4.50%, 02/01/2041	113,238
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 23,223	4.00%, 03/01/2041	$ 22,644
533,950	4.50%, 03/01/2041	534,346
147,557	4.00%, 09/01/2041	143,664
199,816	4.50%, 10/01/2041	199,908
435,105	3.50%, 12/01/2041	414,009
622,816	4.00%, 12/01/2041	605,944
2,219,019	2.50%, 02/01/2042	1,980,979
350,517	4.00%, 07/01/2042	340,908
210,975	3.50%, 09/01/2042	196,007
227,318	3.50%, 10/01/2042	214,514
311,127	3.00%, 03/01/2043	285,996
2,414,080	5.00%, 05/01/2043	2,442,556
2,722,599	5.00%, 06/01/2043	2,747,721
226,796	3.00%, 07/01/2043	204,691
320,740	3.00%, 08/01/2043	294,766
204,945	3.00%, 09/01/2043	188,478
1,639,545	3.50%, 07/01/2047	1,549,549
1,033,993	4.00%, 08/01/2047	984,457
444,521	3.50%, 03/01/2048	412,458
1,276,407	3.00%, 01/01/2049	1,164,111
373,527	3.00%, 12/01/2049	332,101
252,929	3.00%, 01/01/2050	224,891
557,392	2.50%, 08/01/2050	474,588
1,262,051	2.50%, 10/01/2050	1,074,874
3,021,659	2.00%, 11/01/2050	2,480,661
2,369,584	2.00%, 12/01/2050	1,958,422
2,814,304	2.00%, 01/01/2051	2,325,730
1,854,572	2.50%, 10/01/2051	1,586,061
2,686,212	2.00%, 11/01/2051	2,198,828
4,535,856	2.50%, 01/01/2052	3,856,376
4,339,871	3.50%, 01/01/2052	3,992,561
7,747,899	2.50%, 02/01/2052	6,619,967
10,145,639	2.00%, 03/01/2052	8,296,502
2,397,499	2.50%, 03/01/2052	2,050,589
9,116,922	3.00%, 03/01/2052	8,099,412
1,937,447	3.50%, 04/01/2052	1,784,935
2,643,771	4.00%, 06/01/2052	2,514,442
2,650,866	4.00%, 07/01/2052	2,511,083
2,043,367	5.00%, 07/01/2052	2,042,586
2,896,953	4.00%, 08/01/2052	2,740,643
1,875,382	5.00%, 08/01/2052	1,872,028
2,624,461	4.50%, 09/01/2052	2,569,455
1,375,349	5.00%, 10/01/2052	1,374,614
1,184,712	6.00%, 03/01/2053	1,227,641
1,300,350	6.00%, 10/01/2053	1,339,947
2,494,944	6.00%, 11/01/2053	2,585,485
2,565,014	6.00%, 06/01/2054	2,626,709
2,535,018	6.00%, 09/01/2054	2,612,176
2,295,722	6.50%, 09/01/2054	2,389,803
3,046,134	4.50%, 10/01/2054	2,962,978
688,907	5.00%, 10/01/2054	690,795
2,772,854	5.00%, 11/01/2054	2,768,496
2,529,180	5.50%, 11/01/2054	2,575,393
2,722,984	5.00%, 12/01/2054	2,717,048
2,673,969	5.50%, 03/01/2055	2,718,247
2,783,599	5.50%, 08/01/2055	2,823,239
874,293	3.50%, 08/01/2056	792,632
955,588	3.00%, 02/01/2057	818,457

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association Alternative Credit Enhancement Security(d)
	Series 2018-M2 Class A2
$ 1,521,313	3.00%, 01/25/2028	$ 1,486,957
	Series 2018-M3 Class A2
2,394,082	3.16%, 02/25/2030	2,303,491
	Series 2023-M5 Class 2A2
2,949,611	4.50%, 07/25/2028	2,970,683
	Government National Mortgage Association
128	7.50%, 10/20/2028	129
450	7.50%, 12/20/2028	453
2,406,909	2.50%, 03/20/2051	2,063,490
1,556,315	3.00%, 08/20/2051	1,390,670
5,728,834	2.50%, 11/20/2051	4,934,368
6,074,760	2.00%, 12/20/2051	5,022,092
5,436,744	3.50%, 02/20/2052	4,985,549
2,499,921	3.50%, 06/20/2052	2,289,620
2,822,182	4.00%, 07/20/2052	2,657,462
2,775,828	3.50%, 08/20/2052	2,540,665
2,693,126	4.50%, 08/20/2052	2,631,703
5,329,923	4.50%, 09/20/2052	5,198,086
2,597,327	5.00%, 09/20/2052	2,592,639
2,470,823	5.00%, 10/20/2052	2,478,575
1,288,829	5.00%, 05/20/2053	1,286,503
5,037,997	5.00%, 06/20/2053	5,036,929
	Series 2024-125 Class H
1,580,105	4.50%, 10/20/2051	1,564,673
	Series 2025-150 Class HP
1,500,000	4.50%, 10/20/2053	1,480,006
	Vendee Mortgage Trust
	Series 1996-3 Class 1Z
67,046	6.75%, 09/15/2026	67,343
	Series 2002-1 Class 1A
110,263	6.00%, 10/15/2031	112,285
		283,365,239
TOTAL MORTGAGE-BACKED SECURITIES — 47.60% (Cost $297,307,528)		$288,670,999
U.S. GOVERNMENT AGENCY BONDS AND NOTES
7,000,000	Federal Farm Credit Bank Funding Corp 4.50%, 03/13/2026	7,014,121
	Federal Home Loan Bank
500,000	5.75%, 06/12/2026	506,795
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 3,500,000	1.75%, 01/19/2029	$ 3,279,050
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.78% (Cost $10,719,693)		$10,799,966
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
24,900,000	4.13%, 01/31/2027	25,034,226
7,000,000	3.63%, 08/31/2027	6,999,727
38,500,000	4.25%, 01/15/2028	39,024,862
14,900,000	4.25%, 02/15/2028	15,111,277
17,800,000	3.88%, 07/15/2028	17,915,422
25,800,000	3.88%, 07/31/2030	25,955,204
24,000,000	4.13%, 08/31/2030	24,402,187
21,200,000	4.13%, 05/31/2032	21,468,312
12,200,000	4.25%, 08/15/2035	12,299,125
24,500,000	4.75%, 02/15/2045(e)	24,653,125
20,900,000	3.38%, 11/15/2048	16,789,395
23,200,000	4.50%, 11/15/2054	22,338,157
TOTAL U.S. TREASURY BONDS AND NOTES — 41.55% (Cost $249,633,176)		$251,991,019
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.58%
9,600,000	Federal Home Loan Bank(f) 4.01%, 10/01/2025	9,600,000
U.S. Treasury Bonds and Notes — 0.25%
1,500,000	U.S. Treasury Bills(f) 4.20%, 10/16/2025	1,497,383
TOTAL SHORT TERM INVESTMENTS — 1.83% (Cost $11,097,383)		$11,097,383
TOTAL INVESTMENTS — 99.22% (Cost $607,684,699)		$601,747,673
OTHER ASSETS & LIABILITIES, NET — 0.78%		$4,707,375
TOTAL NET ASSETS — 100.00%		$606,455,048

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of 144A securities was $24,659,709, representing 4.07% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2025.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2025. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(f)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
SOFR	Secured Overnight Financing Rate
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
U.S. 10 Year Treasury Note Futures	134	USD	15,075	Dec 2025	$27,468
U.S. 10 Year Treasury Ultra Futures	113	USD	13,004	Dec 2025	70,688
U.S. 5 Year Treasury Note Futures	123	USD	13,431	Dec 2025	6,575
U.S. Long Bond Futures	33	USD	3,848	Dec 2025	25,242
U.S. Ultra Bond Futures	7	USD	840	Dec 2025	19,895
				Net Appreciation	$149,868
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are

September 30, 2025

reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Purchased and Written Swaptions	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, SOFR/OIS curves, reported trades, and swap curves

September 30, 2025

Total Return Swaps	Real time, intra-day updates on equity stock or index levels, projected dividend curves, interest rate curves, and equity volatility surfaces and correlations
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2025, the inputs used to value the Empower High Yield Bond Fund and the Empower Multi-Sector Bond Fund investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 2 inputs,except for Futures contracts and Government Money Market Mutual Funds, which were valued using Level 1 inputs.
Empower High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$32,812,193	$—	$32,812,193
Corporate Bonds and Notes	—	505,076,728	23	505,076,751
Convertible Bonds	—	149,573,495	—	149,573,495
Common Stock	2,813,512	—	—	2,813,512
Convertible Preferred Stock
Basic Materials	—	704,056	—	704,056
Consumer, Cyclical	—	1,249,978	—	1,249,978
Financial	3,522,381	3,040,264	—	6,562,645
Technology	—	3,155,756	—	3,155,756
Preferred Stock	—	6,493,298	—	6,493,298
Government Money Market Mutual Funds	36,359,379	—	—	36,359,379
Total investments, at fair value:	42,695,272	702,105,768	23	744,801,063
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	31,556	—	31,556
Credit Default Swaps(a)	—	382,349	—	382,349
Total Assets	$42,695,272	$702,519,673	$23	$745,214,968
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Empower Multi-Sector Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$163,781,082	$—	$163,781,082
Bank Loans	—	78,878,809	—	78,878,809
Corporate Bonds and Notes	—	542,657,609	—	542,657,609
Convertible Bonds	—	6,610,787	—	6,610,787
Foreign Government Bonds and Notes	—	143,199,440	—	143,199,440
Mortgage-Backed Securities	—	173,838,534	—	173,838,534

September 30, 2025

	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes	$—	$827,259	$—	$827,259
U.S. Treasury Bonds and Notes	—	107,660,822	—	107,660,822
Common Stock
Communications	230,500	—	—	230,500
Consumer, Non-cyclical	2,117,831	1,490	—	2,119,321
Financial	1,770	5,944	—	7,714
Industrial	311,728	—	—	311,728
	2,661,829	7,434	—	2,669,263
Convertible Preferred Stock	—	929,958	—	929,958
Preferred Stock	—	904,089	—	904,089
Government Money Market Mutual Funds	34,576,147	—	—	34,576,147
Short Term Investments	—	49,224,710	—	49,224,710
Total investments, at fair value:	37,237,976	1,268,520,533	—	1,305,758,509
Other Financial Investments:
Futures Contracts(a)	467,587	—	—	467,587
Total Assets	$37,705,563	$1,268,520,533	$—	$1,306,226,096
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(1,842,920)	$—	$—	$(1,842,920)
Total Liabilities	$(1,842,920)	$—	$—	$(1,842,920)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
To Be Announced Transactions
A Fund may invest in securities known as To Be Announced ("TBA") securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Short Sales
A Fund may engage in “short sales”. Short sales involve selling short a security (usually a TBA) that a Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into short sales to hedge against anticipated declines in the market price of securities held in a Fund. A Fund does not deliver from the portfolio the securities sold short and does not immediately receive the proceeds of the short sale. A Fund borrows the securities sold short and receives proceeds from the short sale only when a Fund delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain. A gain or loss is recognized upon termination of a short sale. Interest income is not earned on short sales. A Fund nets short and long TBA positions with the same counterparty if a master netting agreement exists.
Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

September 30, 2025

Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount.
Options and Swaptions
A Fund may buy and sell put and call options, or write put and call options in order to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, a Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, a Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an OTC transaction or may be executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as a Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, a Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that a Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written.
Purchased and written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written.
Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts ("forward contracts") primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Credit Default Swaps
A Fund may enter into credit default swap contracts in order to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and

September 30, 2025

may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the OTC market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the SOFR, prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the OTC market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate.  Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.
Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps).
Total Return Swap
A Fund may enter into total return swaps in order to gain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market with another security or market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return of an underlying instrument, or basket of underlying instruments, in exchange for interest payments.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. A Fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between a Fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.

September 30, 2025

The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Bond Fund
Futures Contracts:
Average long contracts	740
Average short contracts	128
Average notional long	$101,549,558
Average notional short	$17,172,123
Forward Currency Exchange Contracts:
Average notional amount	$2,041,337
Centrally Cleared Interest Rate Swaps:
Average notional amount	$4,180,814,269
Centrally Cleared Credit Default Swaps:
Average notional amount	$18,839,405
Empower Global Bond Fund
Futures Contracts:
Average long contracts	1,780
Average short contracts	1,115
Average notional long	$224,391,817
Average notional short	$8,468,043,436
Forward Currency Exchange Contracts:
Average notional amount	$483,959,387
Purchased Options:
Average market value	$4,205,000
Purchased Swaptions:
Average market value	$18,630,000
Written Options:
Average market value	$3,144,800
Written Swaptions:
Average market value	$65,550,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$12,534,726,138
OTC Interest Rate Swaps:
Average notional amount	$19,808,376
Centrally Cleared Inflation Swaps:
Average notional amount	$28,631,000
Centrally Cleared Credit Default Swaps:
Average notional amount	$165,942,429
OTC Credit Default Swaps:
Average notional amount	$10,611,455
OTC Total Return Swaps:
Average notional amount	$8,638,649
Empower High Yield Bond Fund
Forward Currency Exchange Contracts:
Average notional amount	$9,995,555
Centrally Cleared Credit Default Swaps:
Average notional amount	$11,004,000

September 30, 2025

Empower Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	1,514
Average short contracts	334
Average notional long	$197,228,488
Average notional short	$42,339,715
Centrally Cleared Interest Rate Swaps:
Average notional amount	$320,072,100
Centrally Cleared Inflation Swaps:
Average notional amount	$170,501,410
Empower Multi-Sector Bond Fund
Futures Contracts:
Average long contracts	2,802
Average short contracts	933
Average notional long	$327,995,293
Average notional short	$109,530,059
Empower Short Duration Bond Fund
Futures Contracts:
Average long contracts	60
Average notional long	$12,508,125
Centrally Cleared Interest Rate Swaps:
Average notional amount	$223,332,100
Empower U.S. Government Securities Fund
Futures Contracts:
Average long contracts	317
Average short contracts	20
Average notional long	$38,567,886
Average notional short	$2,114,379

September 30, 2025